UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          June 30, 2006

Date of reporting period:         June 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS
==============================

                                                       [LOGO] WELLS |  ADVANTAGE
                                                              FARGO |  FUNDS

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[GRAPHIC OMITTED]
                                  JUNE 30, 2006
Annual Report
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WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
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Table of Contents
Letter to Shareholders ....................................................    1
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Performance Highlights
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   California Limited-Term Tax-Free Fund ..................................    2
   California Tax-Free Fund ...............................................    4
   Colorado Tax-Free Fund .................................................    6
   Minnesota Tax-Free Fund ................................................    8
   National Limited-Term Tax-Free Fund ....................................   10
   National Tax-Free Fund .................................................   12
   Nebraska Tax-Free Fund .................................................   14
Fund Expenses (Unaudited) .................................................   16
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Portfolio of Investments
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   California Limited-Term Tax-Free Fund ..................................   19
   California Tax-Free Fund ...............................................   22
   Colorado Tax-Free Fund .................................................   29
   Minnesota Tax-Free Fund ................................................   32
   National Limited-Term Tax-Free Fund ....................................   37
   National Tax-Free Fund .................................................   43
   Nebraska Tax-Free Fund .................................................   52
Financial Statements
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   Statements of Assets and Liabilities ...................................   54
   Statements of Operations ...............................................   56
   Statements of Changes in Net Assets ....................................   58
   Financial Highlights ...................................................   66
   Notes to Financial Highlights ..........................................   72
Notes to Financial Statements .............................................   73
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Report of Independent Registered Public Accounting Firm ...................   80
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Other Information (Unaudited) .............................................   81
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List of Abbreviations .....................................................   87
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                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the Wells Fargo Advantage Municipal Income Funds annual report for the period that ended June 30, 2006. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy performed very well during the past 12 months. Growth in real Gross Domestic Product averaged close to 3.5%, the unemployment rate fell from 5% to 4.6%, and inflation remained relatively low for most of the period. This was a remarkable performance for a period in which oil prices spiked upward, geopolitical tensions remained intense, and the Fed raised the Federal funds rate from 3.25% to 5.25%. Household spending was buoyed by improving labor markets and rising home values. Business spending strengthened in response to a solid outlook for sales and profits. The major concern going forward is the risk of higher inflation. In its effort to address those risks, the Fed might find it necessary to increase interest rates somewhat more.

MUNICIPAL MARKET OVERVIEW
--------------------------------------------------------------------------------

      The 12-month period that ended June 30, 2006, was difficult for the bond markets, as the Fed continued to increase the Federal funds rate and the prices of intermediate- and long-term bonds declined. Total returns were negative for the taxable, investment-grade bond market. The municipal market, however, performed much better and recorded positive results. The Lehman Brothers Municipal Bond Index 1 recorded a total return of 0.89%. Municipal bonds usually perform better than U.S. Treasury or corporate bonds when interest rates are rising, perhaps because the institutions and individual investors that own municipals are less likely to sell their bonds at the first sign of price weakness. That cyclical pattern was evident again during the past 12 months.

      Another advantage the municipal market has typically enjoyed versus the taxable markets is that the yield curve has generally remained positively sloped. Investors can potentially gain incremental interest income when extending maturities in the municipal bond market, while the U.S. Treasury market curve provides no additional interest income on the longer maturities. When the yield curve slopes upward, a market is often less vulnerable to the negative effects of rising short-term interest rates. Improving tax revenues in most states and, consequently, improving credit fundamentals for most bond issues also aided the municipal bond market during the period.

      During the first six months of 2006, California and New York, the two largest state-specific segments of the municipal market, outperformed the broader municipal market, as measured by the Lehman Brothers Municipal Bond Index. Short-term general obligation and short-term insured bonds also performed relatively well in 2006. In addition, revenue bonds such as industrial development revenue, hospital, and housing had the strongest year-to-date performance.

LOOKING AHEAD
--------------------------------------------------------------------------------

      This is a challenging time for investors because no one asset class seems to be offering compelling value. If inflation pressures remain elevated, additional Fed tightening may begin to curtail consumer spending and produce price weakness in the bond and stock markets. In this type of market environment, maintaining a long-term perspective and a high degree of portfolio diversification may help. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track for reaching your financial destination.

      To help you reach your diversification goals, we offer funds across most major asset classes that are guided by skillful money managers--our subadvisers--who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking skillful money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move toward their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/S/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
1 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Julio C. Bonilla                        11/18/1992
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.58% 1 (excluding sales charge) for the 12-month period that ended June 30, 2006, underperforming the Lehman Brothers 3-Year Municipal Bond Index 2, which returned 0.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major contributor to the Fund's underperformance during this 12-month period of generally rising interest rates was the Fund's duration, which was maintained longer than that of the Fund's benchmark index.

      The Fund's yield curve positioning also impacted performance. The benchmark is a "bulleted" index: that is, it consists solely of securities within a relatively narrow maturity range of two to four years, known as the "three-year segment." Only a portion of the Fund's portfolio was invested within this segment. The Fund had substantial exposure to the five-year and seven-year segments of the municipal yield curve, where returns lagged those of the three-year portion and thus had a negative impact on Fund performance. Partially offsetting this were the Fund's holdings of liquidity positions and one-year maturities, which were the best performing segments of the entire yield curve.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the last week of September 2005,we began reducing the Fund's interest rate exposure in anticipation of the market sell-off. Then, during the first quarter of 2006, we extended back into longer maturity bonds. The Fund's modified duration fluctuated between 10% and 20% longer than that of the Fund's benchmark for most of the 12-month period.

      The Fund's holdings of one-year and shorter maturities, mostly liquidity positions, were maintained at nearly 20% of the portfolio for the second half of 2005, and benefited from the steady increases in short-term interest rates. Beginning in the first quarter of 2006, the Fund's exposure in the shorter maturities was reduced to below 15% to take advantage of the bond market sell-off by adding some higher yielding positions in the five-year and longer maturities.

      Most other trades were executed to realize relative value opportunities; in particular, we frequently participated in new issues when they were offered at favorable yields relative to secondary market levels. We increased the Fund's holdings of prerefunded and escrowed bonds from about 10% of the portfolio on June 30, 2005, to 18% on June 30, 2006, as we were able to upgrade into these highest quality securities with minimal yield concessions.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although we believe that the Fed is close to ending its tightening cycle, there could be further Federal funds rate increases, which should restrain inflation, but in combination with higher energy prices, may reduce consumer spending and restrict economic activity. The initial results of such further increases in interest rates may include more flattening of the yield curve and even result in an inverted Treasury yield curve as longer-term interest rates moderate in anticipation of an economic slowdown. However, we believe that the market will subsequently look beyond these "late cycle" increases and ultimately cause the yield curve to resume its more traditional positive slope where long-term interest rates are higher than short-term interest rates. In this environment, we will maintain the Fund's duration longer than that of its benchmark and prepare to reposition the Fund's yield curve exposure.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK, HIGH YIELD BOND RISK, AND STATE OF CALIFORNIA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND.

1 The Fund's adviser has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance for Class A shares of the Fund prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Performance for Class C shares of the Fund prior to August 30, 2002, reflects performance of the Fund's Class A shares, adjusted to reflect Class C sales charges and expenses. (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                      Including Sales Charge                   Excluding Sales Charge
                                              --------------------------------------   -------------------------------------
                                              6-Months*   1 -Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund -
   Class A (Incept. Date 11/18/1992)            (2.68)     (2.46)    2.28      3.41       0.30      0.58     2.90      3.73
----------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund -
   Class C (Incept. Date 08/30/2002)            (0.98)     (1.08)    2.09      2.88       0.02     (0.08)    2.09      2.88
----------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax- Free Fund -
   Administrator Class (Incept. Date
   09/06/1996)                                                                            0.50      0.89     3.16      3.91
----------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 3-Year Municipal Bond Index 2                                          0.46      0.88     3.01      4.08
----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)

--------------------------------------------------------------------------------
Average Credit Quality 4                                                     AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.66%
--------------------------------------------------------------------------------
Weighted Average Maturity                                            4.96 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           3.50 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           82%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, C, Administrator)        $10.34, $10.34, $10.18
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, C, Administrator)               3.13%, 2.47%, 3.47%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class A, C, Administrator)              2.97%, 2.22%, 3.22%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7  (Class A, C,
   Administrator)                                            5.31%, 4.19%, 5.89%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                           18.33%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            57%
AA                              4%
A                              14%
BBB                            16%
SPI                             2%
Cash                            2%
Unrated                         5%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            WELLS FARGO ADVANTAGE
                WELLS FARGO ADVANTAGE        CALIFORNIA LIMITED-
             CALIFORNIA LIMITED-TERM TAX-    TERM TAX-FREE FUND -    Lehman Brothers 3-Year
                 FREE FUND - Class A         Administrator Class      Municipal Bond Index
             ----------------------------   ---------------------   -----------------------
 6/30/1996               9,696                     10,000                    10,000
 7/31/1996               9,765                     10,071                    10,056
 8/31/1996               9,772                     10,078                    10,071
 9/30/1996               9,836                     10,145                    10,132
10/31/1996               9,912                     10,215                    10,202
11/30/1996              10,021                     10,339                    10,298
12/31/1996              10,013                     10,331                    10,302
 1/31/1997              10,058                     10,367                    10,347
 2/28/1997              10,106                     10,418                    10,398
 3/31/1997              10,030                     10,348                    10,344
 4/30/1997              10,071                     10,381                    10,389
 5/31/1997              10,164                     10,488                    10,473
 6/30/1997              10,224                     10,551                    10,535
 7/31/1997              10,365                     10,689                    10,660
 8/31/1997              10,340                     10,663                    10,639
 9/30/1997              10,402                     10,727                    10,715
10/31/1997              10,437                     10,764                    10,763
11/30/1997              10,457                     10,785                    10,794
12/31/1997              10,526                     10,857                    10,867
 1/31/1998              10,621                     10,958                    10,939
 2/28/1998              10,631                     10,968                    10,962
 3/31/1998              10,623                     10,960                    10,979
 4/30/1998              10,595                     10,930                    10,965
 5/31/1998              10,690                     11,029                    11,066
 6/30/1998              10,722                     11,063                    11,103
 7/31/1998              10,768                     11,111                    11,143
 8/31/1998              10,913                     11,263                    11,252
 9/30/1998              11,039                     11,384                    11,323
10/31/1998              11,054                     11,410                    11,378
11/30/1998              11,086                     11,445                    11,405
12/31/1998              11,100                     11,457                    11,433
 1/31/1999              11,210                     11,572                    11,536
 2/28/1999              11,178                     11,538                    11,549
 3/31/1999              11,202                     11,575                    11,559
 4/30/1999              11,207                     11,568                    11,595
 5/31/1999              11,165                     11,524                    11,578
 6/30/1999              11,026                     11,390                    11,509
 7/31/1999              11,094                     11,450                    11,566
 8/31/1999              11,074                     11,428                    11,580
 9/30/1999              11,119                     11,487                    11,624
10/31/1999              11,089                     11,456                    11,625
11/30/1999              11,145                     11,505                    11,676
12/31/1999              11,104                     11,474                    11,657
 1/31/2000              11,140                     11,512                    11,678
 2/29/2000              11,187                     11,562                    11,715
 3/31/2000              11,272                     11,652                    11,776
 4/30/2000              11,245                     11,625                    11,777
 5/31/2000              11,266                     11,647                    11,789
 6/30/2000              11,431                     11,822                    11,938
 7/31/2000              11,519                     11,915                    12,035
 8/31/2000              11,641                     12,044                    12,127
 9/30/2000              11,615                     12,017                    12,130
10/31/2000              11,670                     12,075                    12,198
11/30/2000              11,724                     12,133                    12,248
12/31/2000              11,860                     12,277                    12,384
 1/31/2001              12,003                     12,416                    12,572
 2/28/2001              12,026                     12,441                    12,621
 3/31/2001              12,062                     12,493                    12,709
 4/30/2001              11,958                     12,385                    12,691
 5/31/2001              12,051                     12,483                    12,807
 6/30/2001              12,118                     12,555                    12,864
 7/31/2001              12,222                     12,665                    12,969
 8/31/2001              12,360                     12,812                    13,103
 9/30/2001              12,367                     12,808                    13,169
10/31/2001              12,457                     12,916                    13,254
11/30/2001              12,391                     12,835                    13,213
12/31/2001              12,358                     12,814                    13,200
 1/31/2002              12,499                     12,951                    13,368
 2/28/2002              12,600                     13,058                    13,468
 3/31/2002              12,369                     12,828                    13,267
 4/30/2002              12,555                     13,025                    13,462
 5/31/2002              12,658                     13,122                    13,540
 6/30/2002              12,724                     13,206                    13,657
 7/31/2002              12,826                     13,315                    13,763
 8/31/2002              12,940                     13,424                    13,851
 9/30/2002              13,113                     13,607                    13,960
10/31/2002              12,909                     13,406                    13,884
11/30/2002              12,923                     13,423                    13,888
12/31/2002              13,109                     13,609                    14,087
 1/31/2003              13,074                     13,575                    14,132
 2/28/2003              13,185                     13,694                    14,223
 3/31/2003              13,161                     13,685                    14,206
 4/30/2003              13,222                     13,739                    14,245
 5/31/2003              13,356                     13,885                    14,355
 6/30/2003              13,327                     13,857                    14,332
 7/31/2003              13,098                     13,631                    14,203
 8/31/2003              13,169                     13,697                    14,275
 9/30/2003              13,378                     13,920                    14,489
10/31/2003              13,338                     13,881                    14,421
11/30/2003              13,387                     13,935                    14,434
12/31/2003              13,416                     13,968                    14,465
 1/31/2004              13,466                     14,024                    14,515
 2/29/2004              13,578                     14,145                    14,638
 3/31/2004              13,527                     14,095                    14,599
 4/30/2004              13,337                     13,910                    14,452
 5/31/2004              13,314                     13,875                    14,394
 6/30/2004              13,341                     13,907                    14,420
 7/31/2004              13,447                     14,022                    14,527
 8/31/2004              13,617                     14,206                    14,681
 9/30/2004              13,660                     14,255                    14,697
10/31/2004              13,717                     14,317                    14,738
11/30/2004              13,629                     14,228                    14,667
12/31/2004              13,753                     14,362                    14,724
 1/31/2005              13,769                     14,396                    14,704
 2/28/2005              13,730                     14,344                    14,660
 3/31/2005              13,669                     14,282                    14,611
 4/30/2005              13,788                     14,411                    14,686
 5/31/2005              13,845                     14,475                    14,712
 6/30/2005              13,902                     14,539                    14,789
 7/31/2005              13,840                     14,475                    14,753
 8/31/2005              13,909                     14,566                    14,802
 9/30/2005              13,885                     14,543                    14,809
10/31/2005              13,848                     14,507                    14,787
11/30/2005              13,865                     14,526                    14,800
12/31/2005              13,941                     14,596                    14,852
 1/31/2006              13,961                     14,634                    14,885
 2/28/2006              13,992                     14,669                    14,897
 3/31/2006              13,960                     14,637                    14,870
 4/30/2006              13,967                     14,647                    14,895
 5/31/2006              14,030                     14,716                    14,947
 6/30/2006              13,983                     14,668                    14,920

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                      14%
2-5 Years                      47%
6-10 Years                     37%
11-20 Years                     2%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND - Administrator Class was named the Wells Fargo California Limited-Term Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects performance of the Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund, and prior to September 6, 1996, reflects performance of the Class A shares of the predecessor fund.

2 The Lehman Brothers 3-Year Municipal Bond Index is the 3-year (2-4) component of the Lehman Brothers Municipal Bond Index.The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.To be included in the index, bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.The bonds must have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal and California income tax rate of 41.05%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax while preserving capital, by investing in medium- to long- term investment-grade municipal securities.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   Stephen Galiani                        10/06/1988

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.76% 1 (excluding sales charge) for the 12-month period that ended June 30, 2006, slightly underperforming the Lehman Brothers Municipal Bond Index 2, which returned 0.89% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major contributor to the Fund's underperformance during this 12-month period of generally rising interest rates was the Fund's duration, which was maintained longer than that of its benchmark index. Partially offsetting the effects of duration was the Fund's yield curve positioning. The shortest and longest portions of the municipal yield curve--the one-year and the 22-year-and-longer segments--had the best returns. The Fund was overweighted in the one-year range for the entire 12 months and overweighted in the 22-year-and-longer range for the last six months. Additionally, the Fund was underweighted in the seven-year duration range, where returns were meager.

      The Fund's performance was negatively impacted by its holdings of non-callable coupon bonds, which underperformed in the rising interest rate environment. Also lagging were the Fund's holdings of longer maturity, high-grade callable bonds with coupons from 5.00% to 5.75%, which were victims of spread widening as interest rates rose and extension risk increased.

      The Fund's performance was positively impacted by its holdings in the following areas:

      o Non-callable zero-coupon bonds, which outperformed despite rising interest rates and as a result of substantial narrowing of spreads;

      o Lower investment-grade securities, which benefited from higher book yields as well as a narrowing of credit spreads; and,

      o A number of positions that were refunded in advance and resulted in immediate price appreciation.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No major portfolio restructurings were initiated. During the last week of September 2005, we began reducing the Fund's interest rate exposure and increasing liquidity positions in anticipation of a market sell-off; we then increased the Fund's positioning at the long end of the yield curve at calendar year-end 2005. The Fund's modified duration remained between 10% and 15% longer than that of its benchmark for most of the 12 months.

      Most trades were executed to realize relative value opportunities or to add yield. In particular, we frequently participated in new issues when they were offered at favorable yields relative to secondary market levels. We increased the Fund's holdings of pre-refunded and escrowed bonds when we were able to upgrade into these highest-quality securities with minimal yield concessions. In addition, we reduced and reallocated the Fund's exposure to zero-coupon bonds, eliminating a number of conventional AAA-insured zero-coupon bonds and swapping others for escrowed-to-maturity (ETM) zero-coupon bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although we believe that the Fed is close to ending its tightening cycle, there could be further Federal funds rate increases, which should restrain inflation, but in combination with higher energy prices, may reduce consumer spending and restrict economic activity. The initial results of such further increases in interest rates may include more flattening of the yield curve and even result in an inverted yield curve as longer-term interest rates moderate in anticipation of an economic slowdown. However, we believe that the market will subsequently look beyond these "late cycle" increases and ultimately cause the yield curve to resume its more traditional positive slope where long-term interest rates are higher than short-term interest rates. In this environment, we will maintain the Fund's duration longer than that of its benchmark and prepare to reposition the Fund's yield curve exposure.

      As long as quality spreads remain narrow, we will continue to look for opportunities to increase the Fund's exposure to the highest quality paper, especially prerefunded, ETM bonds, and essential service obligations.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK, HIGH YIELD BOND RISK, AND STATE OF CALIFORNIA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's manager.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND.

1 The Fund's adviser has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower. (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                               Including Sales Charge                  Excluding Sales Charge
                                       -------------------------------------   -------------------------------------
                                       6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund -
   Class A (Incept. Date 10/06/1988)    (4.51)     (3.76)    3.84      5.11      0.00       0.76     4.80     5.59
--------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund -
   Class B (Incept. Date 12/15/1997)    (5.33)     (5.00)    3.63      4.79     (0.33)       0.0     3.98     4.79
--------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund -
   Class C (Incept. Date 07/01/1993)    (1.42)     (1.00)    3.97      4.78     (0.42)       0.0     3.97     4.78
--------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund -
   Administrator Class
   (Incept. Date 12/15/1997)                                                     0.12       1.02     5.03     5.75
--------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond
     Index 2                                                                     0.28       0.89     5.05     5.79
--------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                     AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.21%
--------------------------------------------------------------------------------
Weighted Average Maturity                                           15.93 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           6.30 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           48%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C,
   Administrator)                                $11.00, $11.22, $11.22, $11.03
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, C,
   Administrator)                                     4.18%, 3.61%, 3.62%, 4.63%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C,
   Administrator)                                     4.41%, 3.66%, 3.66%, 4.66%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7
   (Class A, B, C, Administrator)                     7.10%, 6.13%, 6.14%, 7.86%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                            8.16%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            56%
AA                              7%
A                              16%
BBB                            15%
Unrated                         6%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE CALIFORNIA    WELLS FARGO ADVANTAGE CALIFORNIA     Lehman Brothers Municipal Bond
                 TAX-FREE FUND - Class A        TAX-FREE FUND - Administrator Class               Index
             --------------------------------   -----------------------------------   ------------------------------
 6/30/1996                 9,552                               10,000                             10,000
 7/31/1996                 9,657                               10,110                             10,090
 8/31/1996                 9,664                               10,118                             10,088
 9/30/1996                 9,813                               10,273                             10,229
10/31/1996                 9,919                               10,384                             10,345
11/30/1996                10,111                               10,585                             10,534
12/31/1996                10,051                               10,522                             10,490
 1/31/1997                10,068                               10,540                             10,510
 2/28/1997                10,166                               10,642                             10,606
 3/31/1997                10,023                               10,493                             10,465
 4/30/1997                10,113                               10,587                             10,553
 5/31/1997                10,265                               10,746                             10,713
 6/30/1997                10,354                               10,840                             10,827
 7/31/1997                10,692                               11,193                             11,127
 8/31/1997                10,569                               11,064                             11,023
 9/30/1997                10,688                               11,189                             11,154
10/31/1997                10,754                               11,258                             11,225
11/30/1997                10,803                               11,310                             11,291
12/31/1997                10,952                               11,466                             11,456
 1/31/1998                11,093                               11,615                             11,574
 2/28/1998                11,094                               11,606                             11,578
 3/31/1998                11,087                               11,610                             11,588
 4/30/1998                11,042                               11,563                             11,536
 5/31/1998                11,223                               11,742                             11,718
 6/30/1998                11,265                               11,787                             11,764
 7/31/1998                11,281                               11,815                             11,793
 8/31/1998                11,471                               12,013                             11,976
 9/30/1998                11,653                               12,204                             12,126
10/31/1998                11,647                               12,199                             12,126
11/30/1998                11,688                               12,242                             12,168
12/31/1998                11,698                               12,254                             12,199
 1/31/1999                11,844                               12,396                             12,344
 2/28/1999                11,781                               12,341                             12,290
 3/31/1999                11,825                               12,377                             12,307
 4/30/1999                11,829                               12,394                             12,338
 5/31/1999                11,726                               12,286                             12,266
 6/30/1999                11,529                               12,081                             12,089
 7/31/1999                11,565                               12,119                             12,133
 8/31/1999                11,430                               11,979                             12,036
 9/30/1999                11,443                               11,982                             12,041
10/31/1999                11,277                               11,811                             11,911
11/30/1999                11,408                               11,960                             12,037
12/31/1999                11,271                               11,819                             11,947
 1/31/2000                11,211                               11,758                             11,894
 2/29/2000                11,408                               11,954                             12,032
 3/31/2000                11,695                               12,268                             12,294
 4/30/2000                11,591                               12,149                             12,222
 5/31/2000                11,542                               12,111                             12,158
 6/30/2000                11,887                               12,463                             12,480
 7/31/2000                12,080                               12,667                             12,654
 8/31/2000                12,341                               12,953                             12,849
 9/30/2000                12,268                               12,867                             12,782
10/31/2000                12,352                               12,970                             12,921
11/30/2000                12,458                               13,082                             13,019
12/31/2000                12,814                               13,446                             13,341
 1/31/2001                12,867                               13,514                             13,473
 2/28/2001                12,915                               13,566                             13,516
 3/31/2001                12,990                               13,636                             13,638
 4/30/2001                12,802                               13,440                             13,491
 5/31/2001                12,946                               13,605                             13,636
 6/30/2001                13,019                               13,684                             13,728
 7/31/2001                13,222                               13,899                             13,931
 8/31/2001                13,519                               14,212                             14,161
 9/30/2001                13,477                               14,170                             14,113
10/31/2001                13,612                               14,314                             14,280
11/30/2001                13,510                               14,197                             14,161
12/31/2001                13,352                               14,046                             14,026
 1/31/2002                13,526                               14,231                             14,269
 2/28/2002                13,660                               14,373                             14,440
 3/31/2002                13,366                               14,067                             14,157
 4/30/2002                13,576                               14,290                             14,433
 5/31/2002                13,680                               14,388                             14,521
 6/30/2002                13,757                               14,485                             14,675
 7/31/2002                13,900                               14,636                             14,864
 8/31/2002                14,092                               14,840                             15,043
 9/30/2002                14,430                               15,198                             15,372
10/31/2002                14,118                               14,872                             15,117
11/30/2002                14,099                               14,843                             15,053
12/31/2002                14,359                               15,132                             15,371
 1/31/2003                14,288                               15,047                             15,333
 2/28/2003                14,475                               15,247                             15,547
 3/31/2003                14,479                               15,254                             15,556
 4/30/2003                14,620                               15,406                             15,659
 5/31/2003                14,916                               15,734                             16,026
 6/30/2003                14,827                               15,630                             15,957
 7/31/2003                14,290                               15,068                             15,398
 8/31/2003                14,408                               15,196                             15,514
 9/30/2003                14,797                               15,608                             15,970
10/31/2003                14,737                               15,548                             15,890
11/30/2003                14,923                               15,747                             16,055
12/31/2003                15,010                               15,843                             16,188
 1/31/2004                15,066                               15,905                             16,281
 2/29/2004                15,344                               16,201                             16,527
 3/31/2004                15,267                               16,123                             16,469
 4/30/2004                14,854                               15,691                             16,078
 5/31/2004                14,817                               15,656                             16,021
 6/30/2004                14,887                               15,732                             16,078
 7/31/2004                15,107                               15,968                             16,290
 8/31/2004                15,422                               16,304                             16,616
 9/30/2004                15,533                               16,424                             16,704
10/31/2004                15,673                               16,575                             16,848
11/30/2004                15,536                               16,434                             16,710
12/31/2004                15,738                               16,651                             16,914
 1/31/2005                15,936                               16,863                             17,071
 2/28/2005                15,891                               16,819                             17,015
 3/31/2005                15,782                               16,707                             16,907
 4/30/2005                16,077                               17,023                             17,175
 5/31/2005                16,235                               17,193                             17,297
 6/30/2005                16,334                               17,317                             17,404
 7/31/2005                16,280                               17,248                             17,325
 8/31/2005                16,467                               17,449                             17,500
 9/30/2005                16,295                               17,271                             17,383
10/31/2005                16,210                               17,185                             17,277
11/30/2005                16,295                               17,279                             17,360
12/31/2005                16,459                               17,472                             17,509
 1/31/2006                16,504                               17,523                             17,557
 2/28/2006                16,647                               17,662                             17,674
 3/31/2006                16,516                               17,527                             17,552
 4/30/2006                16,471                               17,484                             17,547
 5/31/2006                16,548                               17,569                             17,626
 6/30/2006                16,458                               17,493                             17,559

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                       5%
2-5 Years                      10%
6-10 Years                     11%
11-20 Years                    39%
21 + Years                     35%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND was named the Wells Fargo California Tax-Free Fund. Performance for Class A, Class B, and Class C shares of the Fund prior to November 8, 1999, reflects performance of the applicable share class of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Performance for Class A shares prior to December 15,1997, reflects performance of Class A shares of the Overland Express California Tax-Free Bond Fund. Performance for the Class B shares prior to December 15, 1997, reflects performance of Class A shares of the Overland Fund. Performance for Class C shares of the Fund prior to December 15,1997, reflects performance of the Class D shares of the Overland Fund, adjusted to reflect this Class' fees and expenses.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND - Administrator Class was named the Wells Fargo California Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects performance of the Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund, and prior to December 15, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund, adjusted for Institutional Class expenses.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

3 Fund characteristics, credit quality, and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal and California income tax rate of 41.05%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Stephen Galiani                         06/01/1993
   Adrian Van Poppel

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.60% 1 (excluding sales charge) for the 12-month period that ended June 30, 2006, underperforming the Lehman Brothers Municipal Bond Index 2, which returned 0.89% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's yield curve positioning relative to its benchmark index was the primary reason for the Fund's underperformance. The portfolio was overweighted in bonds with maturities in the 15-year range and underweighted in longer-term bonds with maturities of 22 years and beyond compared to its benchmark. As short-term interest rates rose more than long-term rates during the period and the yield curve flattened, longer-term bonds saw their prices decline less than shorter-term bonds. As a result, the benchmark's 22-year range outperformed its 15-year range by 1.20% during the period.

      Throughout most of the period, the Fund maintained a below-benchmark duration that helped performance as yields moved higher. Exposure to lower-quality issues benefited the Fund as yield spreads continued to tighten relative to higher-quality bonds. Specifically, the Fund's exposure to charter schools, hospitals, and housing aided performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's exposure to bonds with maturities in the 15-year range and increased the Fund's weighting in the 22-year range and longer. We took this step to bring these weightings closer to those in the benchmark because we anticipated further flattening in the yield curve.

      Despite credit spreads at historically narrow levels--referring to the shrinking amount of additional income investors get for taking on credit risk--we found selected opportunities in lower-rated bonds. In particular, we purchased charter-school and land-development deals that came to market at attractive values relative to similar offerings available in the secondary market. Additionally, we made some tax-loss swaps, replacing positions that had been purchased in an earlier, lower-interest-rate environment with similarly structured bonds offered at more recent higher yields.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect inflation to continue to increase slightly in the near term because this is what generally happens late in an economic cycle. We believe that the combination of higher interest rates, increasing energy prices, and a weaker housing market will lead to decreased consumer spending and slower economic growth. Therefore, we will look to moderately increase the Fund's interest rate exposure as well as reposition the portfolio to benefit from a steepening yield curve. We will continue to look for compelling lower-rated investment opportunities, but with credit spreads at historically tight levels, we anticipate better value potential from higher-quality offerings such as insured, prerefunded, and essential service bonds.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK, HIGH YIELD BOND RISK, AND STATE OF COLORADO RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND.

1 The Fund's adviser has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND was named the Wells Fargo Colorado Tax-Free Fund. Performance for Class A and Class B shares of the Fund prior to November 8,1998, reflects performance of the applicable share class of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
- Administrator Class was named the Wells Fargo Colorado Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                  Including Sales Charge              Excluding Sales Charge
                                                            ----------------------------------  ----------------------------------
                                                            6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
----------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund - Class A (Incept. Date 06/01/1993)    (4.43)   (3.93)   3.93    5.09       0.07     0.60    4.89     5.58
----------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund - Class B (Incept. Date 08/02/1993)    (5.21)   (5.05)   3.76    4.78      (0.21)   (0.05)   4.10     4.78
----------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund - Administrator Class
   (Incept. Date 08/23/93)                                                                         0.19     0.85    5.06     5.67
----------------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index 2                                                          0.28     0.89    5.05     5.79
----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                     AA+
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.55%
--------------------------------------------------------------------------------
Weighted Average Maturity                                            12.71 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            4.91 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           23%
--------------------------------------------------------------------------------
Net Asset Value (NAV)
   (Class A, B, Administrator)                            $10.55, $10.57, $10.55
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, Administrator)               4.11%, 3.54%, 4.56%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, Administrator)              4.43%, 3.67%, 4.68%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7
   (Class A, B, Administrator)                               6.63%, 5.72%, 7.35%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                            8.90%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            52%
AA                             14%
A                              16%
BBB                             9%
B                               1%
Unrated                         8%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE COLORADO      WELLS FARGO ADVANTAGE COLORADO    Lehman Brothers Municipal
                 TAX-FREE FUND - Class A      TAX-FREE FUND - Administrator Class           Bond Index
             ------------------------------   -----------------------------------  ------------------------------
 6/30/1996                9,550                             10,000                            10,000
 7/31/1996                9,662                             10,118                            10,090
 8/31/1996                9,644                             10,099                            10,088
 9/30/1996                9,802                             10,263                            10,229
10/31/1996                9,915                             10,383                            10,345
11/30/1996               10,048                             10,521                            10,534
12/31/1996               10,044                             10,517                            10,490
 1/31/1997               10,100                             10,576                            10,510
 2/28/1997               10,169                             10,649                            10,606
 3/31/1997               10,032                             10,505                            10,465
 4/30/1997               10,126                             10,603                            10,553
 5/31/1997               10,282                             10,766                            10,713
 6/30/1997               10,385                             10,875                            10,827
 7/31/1997               10,724                             11,229                            11,127
 8/31/1997               10,556                             11,054                            11,023
 9/30/1997               10,702                             11,217                            11,154
10/31/1997               10,810                             11,319                            11,225
11/30/1997               10,875                             11,398                            11,291
12/31/1997               11,077                             11,600                            11,456
 1/31/1998               11,177                             11,714                            11,574
 2/28/1998               11,177                             11,704                            11,578
 3/31/1998               11,181                             11,708                            11,588
 4/30/1998               11,080                             11,613                            11,536
 5/31/1998               11,306                             11,838                            11,718
 6/30/1998               11,350                             11,885                            11,764
 7/31/1998               11,366                             11,901                            11,793
 8/31/1998               11,561                             12,106                            11,976
 9/30/1998               11,735                             12,288                            12,126
10/31/1998               11,640                             12,188                            12,126
11/30/1998               11,726                             12,279                            12,168
12/31/1998               11,757                             12,312                            12,199
 1/31/1999               11,881                             12,441                            12,344
 2/28/1999               11,780                             12,336                            12,290
 3/31/1999               11,773                             12,328                            12,307
 4/30/1999               11,808                             12,377                            12,338
 5/31/1999               11,734                             12,287                            12,266
 6/30/1999               11,503                             12,045                            12,089
 7/31/1999               11,518                             12,061                            12,133
 8/31/1999               11,377                             11,914                            12,036
 9/30/1999               11,292                             11,824                            12,041
10/31/1999               11,140                             11,665                            11,911
11/30/1999               11,257                             11,788                            12,037
12/31/1999               11,113                             11,648                            11,947
 1/31/2000               10,994                             11,512                            11,894
 2/29/2000               11,205                             11,733                            12,032
 3/31/2000               11,478                             12,031                            12,294
 4/30/2000               11,402                             11,940                            12,222
 5/31/2000               11,280                             11,812                            12,158
 6/30/2000               11,602                             12,162                            12,480
 7/31/2000               11,798                             12,367                            12,654
 8/31/2000               12,030                             12,597                            12,849
 9/30/2000               11,940                             12,515                            12,782
10/31/2000               12,091                             12,660                            12,921
11/30/2000               12,193                             12,768                            13,019
12/31/2000               12,640                             13,235                            13,341
 1/31/2001               12,725                             13,337                            13,473
 2/28/2001               12,804                             13,408                            13,516
 3/31/2001               12,912                             13,521                            13,638
 4/30/2001               12,682                             13,280                            13,491
 5/31/2001               12,812                             13,429                            13,636
 6/30/2001               12,942                             13,565                            13,728
 7/31/2001               13,196                             13,818                            13,931
 8/31/2001               13,477                             14,112                            14,161
 9/30/2001               13,405                             14,050                            14,113
10/31/2001               13,561                             14,201                            14,280
11/30/2001               13,438                             14,072                            14,161
12/31/2001               13,319                             13,947                            14,026
 1/31/2002               13,507                             14,143                            14,269
 2/28/2002               13,675                             14,320                            14,440
 3/31/2002               13,411                             14,057                            14,157
 4/30/2002               13,648                             14,305                            14,433
 5/31/2002               13,731                             14,391                            14,521
 6/30/2002               13,891                             14,559                            14,675
 7/31/2002               14,185                             14,868                            14,864
 8/31/2002               14,375                             15,053                            15,043
 9/30/2002               14,724                             15,417                            15,372
10/31/2002               14,425                             15,105                            15,117
11/30/2002               14,359                             15,039                            15,053
12/31/2002               14,684                             15,382                            15,371
 1/31/2003               14,607                             15,305                            15,333
 2/28/2003               14,806                             15,516                            15,547
 3/31/2003               14,794                             15,507                            15,556
 4/30/2003               14,901                             15,623                            15,659
 5/31/2003               15,213                             15,953                            16,026
 6/30/2003               15,089                             15,826                            15,957
 7/31/2003               14,609                             15,326                            15,398
 8/31/2003               14,761                             15,489                            15,514
 9/30/2003               15,135                             15,884                            15,970
10/31/2003               15,066                             15,816                            15,890
11/30/2003               15,232                             15,993                            16,055
12/31/2003               15,358                             16,129                            16,188
 1/31/2004               15,399                             16,175                            16,281
 2/29/2004               15,634                             16,425                            16,527
 3/31/2004               15,519                             16,308                            16,469
 4/30/2004               15,147                             15,935                            16,078
 5/31/2004               15,131                             15,907                            16,021
 6/30/2004               15,229                             16,013                            16,078
 7/31/2004               15,443                             16,242                            16,290
 8/31/2004               15,729                             16,546                            16,616
 9/30/2004               15,799                             16,622                            16,704
10/31/2004               15,898                             16,730                            16,848
11/30/2004               15,749                             16,577                            16,710
12/31/2004               15,938                             16,779                            16,914
 1/31/2005               16,053                             16,904                            17,071
 2/28/2005               15,987                             16,838                            17,015
 3/31/2005               15,882                             16,731                            16,907
 4/30/2005               16,115                             16,979                            17,175
 5/31/2005               16,231                             17,105                            17,297
 6/30/2005               16,331                             17,214                            17,404
 7/31/2005               16,269                             17,152                            17,325
 8/31/2005               16,431                             17,327                            17,500
 9/30/2005               16,321                             17,214                            17,383
10/31/2005               16,212                             17,103                            17,277
11/30/2005               16,268                             17,166                            17,360
12/31/2005               16,418                             17,327                            17,509
 1/31/2006               16,462                             17,377                            17,557
 2/28/2006               16,546                             17,470                            17,674
 3/31/2006               16,437                             17,374                            17,552
 4/30/2006               16,418                             17,358                            17,547
 5/31/2006               16,494                             17,442                            17,626
 6/30/2006               16,429                             17,361                            17,559

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                       5%
2-5 Years                      19%
6-10 Years                     10%
11-20 Years                    50%
21 + Years                     16%

--------------------------------------------------------------------------------

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Colorado income tax rate of 38.01%. Any capital gains distributions may be taxable

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND Class A and Administrator Class shares for the most recent 10 years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              01/12/1988
   Kenneth M. Salinger, CFA
   Adrian Van Poppel

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.73% 1 (excluding sales charge) for the 12-month period that ended June 30, 2006, underperforming the Lehman Brothers Municipal Bond Index 2, which returned 0.89% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's yield curve positioning relative to its benchmark index was the primary reason for the Fund's underperformance. The Fund was overweighted in bonds with maturities in the 15-year range and underweighted in longer-term bonds with maturities in the 22-year range and beyond compared to its benchmark. As interest rates rose during the period and the yield curve flattened, the longer-term bonds saw their prices decline less than shorter-term bonds. As a result, the benchmark's 22-year range outperformed its 15-year range by 1.20% during the period.

      Throughout most of the period, the Fund maintained a below-benchmark duration that helped performance as yields moved higher. Exposure to lower-quality issues benefited the Fund as yield spreads continued to tighten relative to higher-quality bonds. Specifically, the Fund's exposure to industrial development, hospital, and housing sector bonds aided performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's exposure to bonds with maturities in the 15-year range and increased the Fund's weighting in the 22-year range and longer. We took this step to bring these weightings closer to those in the benchmark because we anticipated further flattening in the yield curve.

      Even though credit spreads were at historically narrow levels--which refers to the shrinking amount of additional income investors get for taking on credit risk--we found selected opportunities in lower-rated bonds. In particular, we purchased hospital and long-term-care issues that came to market at attractive spreads relative to where similar credits had been trading in the secondary market. Additionally, we began using U.S. Treasury futures as a way of managing duration in the Fund.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect inflation to continue to increase slightly in the near term because this is what generally happens late in an economic cycle. We believe that the combination of higher interest rates, increasing energy prices, and a weaker housing market will lead to decreased consumer spending and slower economic growth. Therefore, we will look to moderately increase the Fund's interest rate exposure as well as reposition the portfolio to benefit from a steepening yield curve. We will continue to look for compelling lower-rated investment opportunities, but with credit spreads at historically tight levels, we anticipate better value potential from higher-quality offerings such as insured, prerefunded, and essential service bonds.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK, MUNICIPAL SECURITIES RISK, AND STATE OF MINNESOTA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND.

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND was named the Wells Fargo Minnesota Tax-Free Fund. Performance for Class C shares of the Fund prior to April 11, 2005, reflects the performance of the Class A shares of the Fund, adjusted to reflect this Class'fees and expenses.

      Prior to April 11, 2005, WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND was named the Wells Fargo Minnesota Tax-Free Fund. Performance for Class Z shares of the Fund prior to April 11, 2005, reflects the performance of the Class A shares of the Fund and includes fees and expenses that are not applicable to and are higher than those of the Class Z shares. The Class A shares annual returns are substantially similar to what the Class Z shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same fees and expenses. (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                   Including Sales Charge               Excluding Sales Charge
                                                             ----------------------------------  ----------------------------------
                                                             6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class A (Incept. Date 01/12/1988)    (4.27)   (3.80)   3.68     4.69      0.24     0.73    4.64     5.17
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class B (Incept. Date 08/06/1993)    (5.13)   (5.02)   3.51     4.39     (0.13)   (0.02)   3.86     4.39
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class C (Incept. Date 04/11/2005)    (1.23)   (1.13)   3.84     4.37     (0.23)   (0.13)   3.84     4.37
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class Z (Incept. Date 04/11/2005)                                         0.29     0.82    4.66     5.18
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Administrator Class
   (Incept. Date 08/02/1993)                                                                        0.27     0.98    4.81     5.26
----------------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index 2                                                           0.28     0.89    5.05     5.79
----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                     AA+
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.18%
--------------------------------------------------------------------------------
Weighted Average Maturity                                            12.68 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            5.36 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           20%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Z,
   Administrator)                         $10.74, $10.74, $10.73, $10.74, $10.73
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, C, Z,
   Administrator)                              3.89%, 3.32%, 3.33%, 4.17%, 4.33%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C, Z,
   Administrator)                              4.25%, 3.50%, 3.48%, 4.35%, 4.51%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7
   (Class A, B, C, Z, Administrator)           6.49%, 5.54%, 5.55%, 6.96%, 7.22%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                            5.01%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            48%
AA                             18%
A                              11%
BBB                            12%
Unrated                        11%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE MINNESOTA       WELLS FARGO ADVANTAGE MINNESOTA   Lehman Brothers Municipal Bond
                  TAX-FREE FUND - Class A       TAX-FREE FUND - Administrator Class              Index
             -------------------------------    -----------------------------------  ------------------------------
 6/30/1996                9,550                                10,000                            10,000
 7/31/1996                9,628                                10,082                            10,090
 8/31/1996                9,600                                10,052                            10,088
 9/30/1996                9,758                                10,218                            10,229
10/31/1996                9,865                                10,330                            10,345
11/30/1996               10,039                                10,512                            10,534
12/31/1996                9,998                                10,469                            10,490
 1/31/1997                9,995                                10,466                            10,510
 2/28/1997               10,073                                10,548                            10,606
 3/31/1997                9,934                                10,402                            10,465
 4/30/1997               10,043                                10,516                            10,553
 5/31/1997               10,183                                10,662                            10,713
 6/30/1997               10,282                                10,766                            10,827
 7/31/1997               10,596                                11,095                            11,127
 8/31/1997               10,455                                10,958                            11,023
 9/30/1997               10,595                                11,094                            11,154
10/31/1997               10,678                                11,181                            11,225
11/30/1997               10,740                                11,247                            11,291
12/31/1997               10,913                                11,428                            11,456
 1/31/1998               11,027                                11,547                            11,574
 2/28/1998               11,028                                11,548                            11,578
 3/31/1998               11,032                                11,552                            11,588
 4/30/1998               10,955                                11,471                            11,536
 5/31/1998               11,172                                11,698                            11,718
 6/30/1998               11,215                                11,744                            11,764
 7/31/1998               11,230                                11,759                            11,793
 8/31/1998               11,427                                11,977                            11,976
 9/30/1998               11,594                                12,140                            12,126
10/31/1998               11,515                                12,058                            12,126
11/30/1998               11,569                                12,114                            12,168
12/31/1998               11,593                                12,139                            12,199
 1/31/1999               11,700                                12,252                            12,344
 2/28/1999               11,647                                12,196                            12,290
 3/31/1999               11,651                                12,200                            12,307
 4/30/1999               11,684                                12,235                            12,338
 5/31/1999               11,614                                12,161                            12,266
 6/30/1999               11,425                                11,964                            12,089
 7/31/1999               11,418                                11,957                            12,133
 8/31/1999               11,231                                11,761                            12,036
 9/30/1999               11,127                                11,652                            12,041
10/31/1999               10,928                                11,444                            11,911
11/30/1999               11,030                                11,550                            12,037
12/31/1999               10,905                                11,419                            11,947
 1/31/2000               10,812                                11,322                            11,894
 2/29/2000               11,035                                11,555                            12,032
 3/31/2000               11,328                                11,861                            12,294
 4/30/2000               11,232                                11,762                            12,222
 5/31/2000               11,139                                11,664                            12,158
 6/30/2000               11,423                                11,962                            12,480
 7/31/2000               11,598                                12,144                            12,654
 8/31/2000               11,773                                12,328                            12,849
 9/30/2000               11,710                                12,262                            12,782
10/31/2000               11,842                                12,400                            12,921
11/30/2000               11,926                                12,488                            13,019
12/31/2000               12,266                                12,856                            13,341
 1/31/2001               12,319                                12,900                            13,473
 2/28/2001               12,402                                12,987                            13,516
 3/31/2001               12,502                                13,091                            13,638
 4/30/2001               12,355                                12,938                            13,491
 5/31/2001               12,503                                13,092                            13,636
 6/30/2001               12,602                                13,196                            13,728
 7/31/2001               12,809                                13,412                            13,931
 8/31/2001               13,016                                13,630                            14,161
 9/30/2001               12,949                                13,560                            14,113
10/31/2001               13,098                                13,715                            14,280
11/30/2001               12,981                                13,593                            14,161
12/31/2001               12,914                                13,522                            14,026
 1/31/2002               13,061                                13,677                            14,269
 2/28/2002               13,230                                13,854                            14,440
 3/31/2002               13,003                                13,616                            14,157
 4/30/2002               13,227                                13,850                            14,433
 5/31/2002               13,305                                13,932                            14,521
 6/30/2002               13,431                                14,064                            14,675
 7/31/2002               13,608                                14,250                            14,864
 8/31/2002               13,761                                14,410                            15,043
 9/30/2002               14,037                                14,712                            15,372
10/31/2002               13,814                                14,466                            15,117
11/30/2002               13,737                                14,388                            15,053
12/31/2002               14,065                                14,721                            15,371
 1/31/2003               14,014                                14,684                            15,333
 2/28/2003               14,237                                14,920                            15,547
 3/31/2003               14,248                                14,935                            15,556
 4/30/2003               14,385                                15,068                            15,659
 5/31/2003               14,704                                15,406                            16,026
 6/30/2003               14,571                                15,283                            15,957
 7/31/2003               14,040                                14,729                            15,398
 8/31/2003               14,193                                14,893                            15,514
 9/30/2003               14,594                                15,317                            15,970
10/31/2003               14,500                                15,221                            15,890
11/30/2003               14,654                                15,386                            16,055
12/31/2003               14,769                                15,511                            16,188
 1/31/2004               14,819                                15,566                            16,281
 2/29/2004               15,065                                15,827                            16,527
 3/31/2004               14,982                                15,729                            16,469
 4/30/2004               14,630                                15,377                            16,078
 5/31/2004               14,599                                15,347                            16,021
 6/30/2004               14,660                                15,415                            16,078
 7/31/2004               14,832                                15,599                            16,290
 8/31/2004               15,112                                15,897                            16,616
 9/30/2004               15,175                                15,967                            16,704
10/31/2004               15,281                                16,066                            16,848
11/30/2004               15,139                                15,935                            16,710
12/31/2004               15,333                                16,142                            16,914
 1/31/2005               15,454                                16,273                            17,071
 2/28/2005               15,375                                16,194                            17,015
 3/31/2005               15,247                                16,062                            16,907
 4/30/2005               15,465                                16,295                            17,175
 5/31/2005               15,589                                16,429                            17,297
 6/30/2005               15,696                                16,530                            17,404
 7/31/2005               15,624                                16,473                            17,325
 8/31/2005               15,791                                16,652                            17,500
 9/30/2005               15,687                                16,546                            17,383
10/31/2005               15,584                                16,441                            17,277
11/30/2005               15,637                                16,500                            17,360
12/31/2005               15,773                                16,647                            17,509
 1/31/2006               15,799                                16,679                            17,557
 2/28/2006               15,893                                16,781                            17,674
 3/31/2006               15,805                                16,691                            17,552
 4/30/2006               15,787                                16,675                            17,547
 5/31/2006               15,858                                16,739                            17,626
 6/30/2006               15,810                                16,692                            17,559

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                       3%
2-5 Years                      24%
6-10 Years                     11%
11-20 Years                    43%
21 + Years                     19%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
- Administrator Class was named the Wells Fargo Minnesota Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects the performance of the Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Fund characteristics, credit quality, and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Minnesota income tax rate of 40.10%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Advantage National Limited-Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              10/01/1996

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 1.11% 1 (excluding sales charge) for the 12-month period that ended June 30, 2006, outperforming the Lehman Brothers 3-Year Municipal Bond Index 2, which returned 0.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While yields on shorter-term municipal bonds increased by about 1.10% during the period, longer-term municipal yields increased by only 0.40% as investors acted on moderating economic growth and the Fed's ability to keep inflation under control. As the yield curve flattened, securities with five- to 15-year maturities performed worst in absolute terms during the 12-month period. The Fund was positioned to take advantage of this flattening trend because it held fewer bonds within the lagging two- to five-year maturity range and held more in cash equivalents and longer-term bonds, both of which did better in relative terms.

      Revenue bonds and other lower-quality holdings performed very well during the period, with health care, industrial revenue, and housing bonds earning some of the highest total returns. The Fund's exposure to several hospital and single-family housing credits helped performance.

      On the negative side, the prerefunded bond sector was one of the market's poorest performers. Because these bonds are generally backed by U.S. Treasuries or other high-quality securities, they tend to be the most sensitive to interest rate movements, which hurt performance as interest rates increased. In addition, many refunding deals were done during the period that created a large supply of these types of bonds and put pressure on the sector.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the first half of the period, we took advantage of a volatile interest rate environment by extending duration when the market appeared to be oversold and decreasing duration during overbought conditions. However, in late February and early March 2006, we reduced the Fund's duration exposure to about 80% of its benchmark index, a stance that helped performance as interest rates increased. By mid- to late May 2006, as we anticipated a more moderate outlook for economic growth and a pause in the Fed's rate hikes, we changed course and gradually began to increase the Fund's duration.

      In early 2005, we began adding to the Fund's exposure in the housing sector and continued to do so through the end of 2005. Housing bonds tend to have very high credit ratings (AA or AAA) and have historically performed well in a rising interest rate environment. Further, they offered yields between 0.70% and 0.85% higher than those of other comparably rated bonds. As interest rates rose, the housing bonds proved to be defensive holdings. Late in the period, we began decreasing our exposure to the housing sector as yield spreads declined and our interest-rate outlook improved.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      After 17 consecutive increases, we believe that the Fed may pause in its series of Federal fund rate hikes. We expect inflation to continue to increase slightly in the near term, as typically happens late in an economic cycle. We believe that the combination of higher interest rates, increasing energy prices, and a weaker housing market may lead to decreased consumer spending and slower economic growth. Therefore, we will look to moderately increase the Fund's interest rate exposure as well as reposition the portfolio to benefit from a steepening yield curve.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK AND HIGH YIELD BOND RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND.

1 The Fund's adviser has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND was named the Wells Fargo National Limited-Term Tax-Free Fund. Performance for Class A, Class B and Class C shares of the Fund prior to January 30, 2004 reflects the performance of the Administrator Class shares of the Fund adjusted to reflect each respective Class'applicable sales charges and expenses, and prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund, adjusted to reflect each respective Class'applicable sales charges and expenses. (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                  Including Sales Charge              Excluding Sales Charge
                                                            ----------------------------------  ----------------------------------
                                                                                       Life of                             Life of
                                                            6-Months*  1-Year  5-Year    Fund   6-Months*  1-Year  5-Year    Fund
----------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund - Class A
   (Incept. Date 01/30/2004)                                  (2.41)   (1.93)   2.56     3.94      0.61     1.11    3.18     4.27
----------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund - Class B
   (Incept. Date 01/30/2004)                                  (2.77)   (2.65)   2.40     3.48      0.23     0.35    2.40     3.48
----------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund - Class C
   (Incept. Date 01/30/2004)                                  (0.77)   (0.75)   2.38     3.47      0.23     0.25    2.38     3.47
----------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund - Administrator Class
   (Incept. Date 10/01/1996)                                                                       0.82     1.36    3.43     4.52
----------------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 3-Year Municipal Bond Index 2                                                   0.46     0.88    3.01     3.78
----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                      AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.08%
--------------------------------------------------------------------------------
Weighted Average Maturity                                             4.04 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            2.63 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           69%
--------------------------------------------------------------------------------
Net Asset Value (NAV)
   (Class A, B, C, Administrator)                 $10.61, $10.60, $10.59, $10.61
--------------------------------------------------------------------------------
30-Day SEC Yield 5
   (Class A, B, C, Administrator)                     3.50%, 2.83%, 2.85%, 3.86%
--------------------------------------------------------------------------------
Distribution Rate 6
   (Class A, B, C, Administrator)                     3.40%, 2.62%, 2.65%, 3.65%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7
   (Class A, B, C, Administrator)                      5.38%, 4.35%, 4.39%,5.94%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                           18.26%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            49%
AA                             20%
A                              14%
BBB                            14%
BB                              2%
Cash                            1%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                                  WELLS FARGO ADVANTAGE NATIONAL
               WELLS FARGO ADVANTAGE NATIONAL        LIMITED-TERM TAX-FREE -       Lehman Brothers 3-Year Municipal
            LIMITED-TERM TAX-FREE FUND - Class A        Administrator Class                    Bond Index
            ------------------------------------  ------------------------------   --------------------------------
 10/1/1996                   9,700                             10,000                          10,000
10/31/1996                  10,073                             10,387                          10,070
11/30/1996                  10,216                             10,537                          10,164
12/31/1996                  10,193                             10,515                          10,169
 1/31/1997                  10,230                             10,555                          10,213
 2/28/1997                  10,292                             10,621                          10,263
 3/31/1997                  10,237                             10,566                          10,210
 4/30/1997                  10,283                             10,616                          10,253
 5/31/1997                  10,361                             10,699                          10,337
 6/30/1997                  10,437                             10,780                          10,398
 7/31/1997                  10,626                             10,977                          10,521
 8/31/1997                  10,554                             10,905                          10,501
 9/30/1997                  10,641                             10,998                          10,576
10/31/1997                  10,710                             11,071                          10,623
11/30/1997                  10,737                             11,101                          10,653
12/31/1997                  10,837                             11,207                          10,726
 1/31/1998                  10,906                             11,281                          10,797
 2/28/1998                  10,910                             11,287                          10,819
 3/31/1998                  10,949                             11,330                          10,837
 4/30/1998                  10,904                             11,285                          10,822
 5/31/1998                  11,026                             11,414                          10,922
 6/30/1998                  11,064                             11,455                          10,959
 7/31/1998                  11,093                             11,488                          10,998
 8/31/1998                  11,216                             11,619                          11,105
 9/30/1998                  11,307                             11,715                          11,176
10/31/1998                  11,325                             11,736                          11,230
11/30/1998                  11,342                             11,756                          11,257
12/31/1998                  11,381                             11,799                          11,284
 1/31/1999                  11,473                             11,896                          11,386
 2/28/1999                  11,453                             11,879                          11,399
 3/31/1999                  11,448                             11,875                          11,409
 4/30/1999                  11,473                             11,904                          11,444
 5/31/1999                  11,435                             11,867                          11,428
 6/30/1999                  11,309                             11,739                          11,359
 7/31/1999                  11,370                             11,805                          11,416
 8/31/1999                  11,344                             11,780                          11,430
 9/30/1999                  11,350                             11,789                          11,473
10/31/1999                  11,325                             11,765                          11,474
11/30/1999                  11,387                             11,832                          11,524
12/31/1999                  11,362                             11,808                          11,506
 1/31/2000                  11,337                             11,785                          11,526
 2/29/2000                  11,388                             11,841                          11,563
 3/31/2000                  11,464                             11,922                          11,623
 4/30/2000                  11,450                             11,909                          11,624
 5/31/2000                  11,436                             11,898                          11,636
 6/30/2000                  11,579                             12,049                          11,783
 7/31/2000                  11,701                             12,179                          11,878
 8/31/2000                  11,801                             12,285                          11,969
 9/30/2000                  11,796                             12,283                          11,972
10/31/2000                  11,862                             12,354                          12,039
11/30/2000                  11,903                             12,399                          12,088
12/31/2000                  12,073                             12,579                          12,223
 1/31/2001                  12,209                             12,723                          12,409
 2/28/2001                  12,248                             12,767                          12,457
 3/31/2001                  12,338                             12,863                          12,544
 4/30/2001                  12,285                             12,810                          12,526
 5/31/2001                  12,397                             12,930                          12,640
 6/30/2001                  12,461                             12,999                          12,697
 7/31/2001                  12,586                             13,132                          12,800
 8/31/2001                  12,723                             13,278                          12,933
 9/30/2001                  12,775                             13,335                          12,998
10/31/2001                  12,852                             13,419                          13,081
11/30/2001                  12,759                             13,324                          13,041
12/31/2001                  12,703                             13,269                          13,028
 1/31/2002                  12,853                             13,427                          13,194
 2/28/2002                  12,986                             13,570                          13,293
 3/31/2002                  12,735                             13,310                          13,095
 4/30/2002                  12,994                             13,583                          13,287
 5/31/2002                  13,058                             13,654                          13,364
 6/30/2002                  13,196                             13,800                          13,479
 7/31/2002                  13,333                             13,947                          13,584
 8/31/2002                  13,446                             14,068                          13,671
 9/30/2002                  13,632                             14,265                          13,779
10/31/2002                  13,472                             14,100                          13,704
11/30/2002                  13,446                             14,077                          13,707
12/31/2002                  13,708                             14,354                          13,904
 1/31/2003                  13,693                             14,342                          13,948
 2/28/2003                  13,850                             14,508                          14,038
 3/31/2003                  13,821                             14,481                          14,021
 4/30/2003                  13,891                             14,557                          14,060
 5/31/2003                  14,100                             14,779                          14,168
 6/30/2003                  14,066                             14,747                          14,146
 7/31/2003                  13,768                             14,437                          14,018
 8/31/2003                  13,862                             14,540                          14,089
 9/30/2003                  14,135                             14,828                          14,301
10/31/2003                  14,088                             14,783                          14,233
11/30/2003                  14,142                             14,842                          14,246
12/31/2003                  14,156                             14,860                          14,277
 1/31/2004                  14,222                             14,933                          14,326
 2/29/2004                  14,374                             15,085                          14,448
 3/31/2004                  14,298                             15,021                          14,409
 4/30/2004                  14,102                             14,806                          14,264
 5/31/2004                  14,037                             14,740                          14,207
 6/30/2004                  14,049                             14,756                          14,232
 7/31/2004                  14,142                             14,857                          14,338
 8/31/2004                  14,313                             15,026                          14,490
 9/30/2004                  14,330                             15,061                          14,506
10/31/2004                  14,374                             15,110                          14,546
11/30/2004                  14,287                             15,022                          14,476
12/31/2004                  14,371                             15,113                          14,533
 1/31/2005                  14,350                             15,080                          14,513
 2/28/2005                  14,312                             15,043                          14,469
 3/31/2005                  14,251                             14,983                          14,421
 4/30/2005                  14,323                             15,075                          14,495
 5/31/2005                  14,357                             15,114                          14,521
 6/30/2005                  14,416                             15,179                          14,596
 7/31/2005                  14,409                             15,176                          14,561
 8/31/2005                  14,444                             15,201                          14,609
 9/30/2005                  14,437                             15,196                          14,617
10/31/2005                  14,404                             15,179                          14,595
11/30/2005                  14,424                             15,204                          14,608
12/31/2005                  14,487                             15,259                          14,659
 1/31/2006                  14,497                             15,287                          14,691
 2/28/2006                  14,517                             15,311                          14,703
 3/31/2006                  14,513                             15,295                          14,677
 4/30/2006                  14,535                             15,337                          14,702
 5/31/2006                  14,589                             15,397                          14,753
 6/30/2006                  14,575                             15,385                          14,726

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                      35%
2-5 Years                      59%
6-10 Years                      6%

--------------------------------------------------------------------------------

Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND - Administrator Class was named the Wells Fargo National Limited-Term Tax-Free Fund - Institutional Class. Performance for the Administrator Class shares prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund.

2 The Lehman Brothers 3-Year Municipal Bond Index is the 3-year (2-4) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              08/01/1989
   Stephen Galiani
   Kenneth M. Salinger, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.56% 1 (excluding sales charge) for the 12-month period that ended June 30, 2006, underperforming the Lehman Brothers Municipal Bond Index 2, which returned 0.89% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Fund performance was hurt primarily by the credit deterioration of two securities, the Texas Student Housing Authority Revenue Bond and the Klamath Falls Oregon Electric Revenue Bond Cogeneration Project. Both bonds saw a decline in credit quality during the period, which impacted the value of these securities.

      Duration positioning of the Fund also had a negative effect on performance early in the period but contributed positively to performance in December 2005 and in the first half of 2006, thereby mitigating the negative effect early in the period. The raising of short-term interest rates by the Fed led to a flatter yield curve and caused longer-term securities to outperform those with shorter-term maturities. Although the Fund was modestly underweighted in securities maturing 20 years and longer, it was overweighted in securities maturing between ten and 20 years, while underweighted in shorter-term securities. Overall, the Fund's positioning on the yield curve had minimal impact on performance.

      Credit spreads continued to narrow. Low overall interest rates and a global reduction in risk premiums led to a reduction in the yield differential between higher- and lower-quality securities. The Fund was overweighted in lower-rated securities relative to the benchmark, which contributed to performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      After increasing exposure to zero-coupon bonds early in the period, we reversed course and significantly reduced our exposure to zero-coupon bonds held in the Fund. The search for incremental yield by municipal bond buyers, coupled with a flattening yield curve, caused spreads on zero-coupon bonds to tighten significantly. We viewed this as an opportunity to lighten our position, as a steepening of the yield curve or a bearish environment for bonds would likely cause spreads to widen on zero-coupon bonds. The recent surge in yields has indeed caused spreads on these bonds to widen relative to coupon bonds.

      We also reduced our exposure to closed-end funds. Closed-end funds had done quite well for some time, aided by cheap borrowing costs and strong demand for municipal bonds. We felt that the environment going forward would not be as favorable for closed-end funds. Higher short-term rates and a flatter yield curve would decrease their attractiveness, and due to their leveraged nature any significant rise in interest rates would likely dampen enthusiasm in the marketplace for these products. Indeed, closed-end funds have performed poorly during the recent rise in rates.

      We added exposure to tobacco bonds during the period. We began the period without any exposure to tobacco bonds but purchased holdings in November 2005 to achieve a slight overweighting in the sector. While we missed out on tightening spreads early in the period, a continued tightening of yield spreads in this sector contributed to performance late in the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are beginning to notice what we believe to be cracks in the economy, particularly in the housing sector. Should this become more pronounced and spill over to the rest of the economy, the Fed might be forced to reverse some of its recent increases in short-term interest rates, which could lead to a steepening of the yield curve. If we see that this outcome is becoming more likely, we would seek to position the Fund to take advantage of such a scenario.

      Credit spreads are historically tight. The risk/reward trade-off between higher- and lower-quality municipal bonds has shifted in favor of higher-quality bonds, though exceptions do exist. We are looking to increase the credit quality of the Fund until market dynamics change.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES AND HIGH YIELD BOND RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                  Including Sales Charge              Excluding Sales Charge
                                                            ----------------------------------  ----------------------------------
                                                            6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Class A (Incept. Date 08/01/1989)   (4.41)    (3.96)   3.69    4.95       0.10     0.56    4.64     5.43
----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Class B (Incept. Date 08/06/1993)   (5.18)    (5.09)   3.54    4.66      (0.18)   (0.09)   3.89     4.66
----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Class C (Incept. Date 11/08/1999)   (1.18)    (1.18)   3.86    4.65      (0.18)   (0.18)   3.86     4.65
----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Administrator Class
   (Incept. Date 08/02/1993)                                                                       0.32     0.91    4.91     5.59
----------------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index 2                                                          0.28     0.89    5.05     5.79
----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                      AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.27%
--------------------------------------------------------------------------------
Weighted Average Maturity                                            13.19 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            6.79 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           85%
--------------------------------------------------------------------------------
Net Asset Value (NAV)
   (Class A, B, C, Administrator)                 $10.24, $10.25, $10.24, $10.25
--------------------------------------------------------------------------------
30-Day SEC Yield 5
   (Class A, B, C, Administrator)                     3.90%, 3.32%, 3.33%, 4.33%
--------------------------------------------------------------------------------
Distribution Rate 6
   (Class A, B, C, Administrator)                     4.12%, 3.36%, 3.36%, 4.36%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7
   (Class A, B, C, Administrator)                     6.00%, 5.11%, 5.12%, 6.66%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                           15.03%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            56%
AA                             32%
A                               6%
BBB                             6%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE        WELLS FARGO ADVANTAGE
                NATIONAL TAX-FREE FUND -      NATIONAL TAX-FREE FUND -   Lehman Brothers Municipal
                        Class A                  Administrator Class             Bond Index
                ------------------------      ------------------------   -------------------------
 6/30/1996                9,550                       10,000                      10,000
 7/31/1996                9,673                       10,129                      10,090
 8/31/1996                9,652                       10,097                      10,088
 9/30/1996                9,781                       10,242                      10,229
10/31/1996                9,915                       10,382                      10,345
11/30/1996               10,079                       10,543                      10,534
12/31/1996               10,054                       10,517                      10,490
 1/31/1997               10,072                       10,546                      10,510
 2/28/1997               10,163                       10,631                      10,606
 3/31/1997               10,014                       10,475                      10,465
 4/30/1997               10,121                       10,587                      10,553
 5/31/1997               10,269                       10,753                      10,713
 6/30/1997               10,375                       10,864                      10,827
 7/31/1997               10,698                       11,202                      11,127
 8/31/1997               10,568                       11,055                      11,023
 9/30/1997               10,706                       11,210                      11,154
10/31/1997               10,784                       11,281                      11,225
11/30/1997               10,871                       11,383                      11,291
12/31/1997               11,086                       11,597                      11,456
 1/31/1998               11,176                       11,702                      11,574
 2/28/1998               11,166                       11,692                      11,578
 3/31/1998               11,182                       11,708                      11,588
 4/30/1998               11,079                       11,601                      11,536
 5/31/1998               11,331                       11,852                      11,718
 6/30/1998               11,377                       11,901                      11,764
 7/31/1998               11,393                       11,918                      11,793
 8/31/1998               11,603                       12,149                      11,976
 9/30/1998               11,780                       12,334                      12,126
10/31/1998               11,717                       12,269                      12,126
11/30/1998               11,796                       12,339                      12,168
12/31/1998               11,800                       12,355                      12,199
 1/31/1999               11,924                       12,474                      12,344
 2/28/1999               11,846                       12,391                      12,290
 3/31/1999               11,839                       12,396                      12,307
 4/30/1999               11,885                       12,445                      12,338
 5/31/1999               11,788                       12,331                      12,266
 6/30/1999               11,588                       12,122                      12,089
 7/31/1999               11,583                       12,117                      12,133
 8/31/1999               11,419                       11,957                      12,036
 9/30/1999               11,355                       11,891                      12,041
10/31/1999               11,178                       11,705                      11,911
11/30/1999               11,311                       11,834                      12,037
12/31/1999               11,165                       11,683                      11,947
 1/31/2000               11,019                       11,545                      11,894
 2/29/2000               11,209                       11,733                      12,032
 3/31/2000               11,509                       12,061                      12,294
 4/30/2000               11,444                       11,983                      12,222
 5/31/2000               11,344                       11,893                      12,158
 6/30/2000               11,647                       12,211                      12,480
 7/31/2000               11,869                       12,434                      12,654
 8/31/2000               12,057                       12,645                      12,849
 9/30/2000               11,965                       12,551                      12,782
10/31/2000               12,093                       12,675                      12,921
11/30/2000               12,183                       12,784                      13,019
12/31/2000               12,594                       13,217                      13,341
 1/31/2001               12,676                       13,293                      13,473
 2/28/2001               12,728                       13,349                      13,516
 3/31/2001               12,821                       13,462                      13,638
 4/30/2001               12,667                       13,290                      13,491
 5/31/2001               12,786                       13,430                      13,636
 6/30/2001               12,916                       13,555                      13,728
 7/31/2001               13,137                       13,789                      13,931
 8/31/2001               13,370                       14,037                      14,161
 9/30/2001               13,334                       14,002                      14,113
10/31/2001               13,468                       14,158                      14,280
11/30/2001               13,330                       14,015                      14,161
12/31/2001               13,182                       13,848                      14,026
 1/31/2002               13,345                       14,022                      14,269
 2/28/2002               13,488                       14,189                      14,440
 3/31/2002               13,260                       13,951                      14,157
 4/30/2002               13,449                       14,138                      14,433
 5/31/2002               13,546                       14,242                      14,521
 6/30/2002               13,681                       14,401                      14,675
 7/31/2002               13,885                       14,618                      14,864
 8/31/2002               14,035                       14,779                      15,043
 9/30/2002               14,305                       15,065                      15,372
10/31/2002               14,052                       14,787                      15,117
11/30/2002               13,983                       14,718                      15,053
12/31/2002               14,243                       15,009                      15,371
 1/31/2003               14,150                       14,900                      15,333
 2/28/2003               14,366                       15,129                      15,547
 3/31/2003               14,340                       15,105                      15,556
 4/30/2003               14,450                       15,224                      15,659
 5/31/2003               14,727                       15,520                      16,026
 6/30/2003               14,666                       15,459                      15,957
 7/31/2003               14,231                       15,004                      15,398
 8/31/2003               14,341                       15,122                      15,514
 9/30/2003               14,688                       15,492                      15,970
10/31/2003               14,607                       15,409                      15,890
11/30/2003               14,758                       15,572                      16,055
12/31/2003               14,869                       15,707                      16,188
 1/31/2004               14,951                       15,782                      16,281
 2/29/2004               15,228                       16,077                      16,527
 3/31/2004               15,151                       16,015                      16,469
 4/30/2004               14,728                       15,556                      16,078
 5/31/2004               14,710                       15,556                      16,021
 6/30/2004               14,778                       15,616                      16,078
 7/31/2004               14,980                       15,832                      16,290
 8/31/2004               15,272                       16,144                      16,616
 9/30/2004               15,415                       16,298                      16,704
10/31/2004               15,513                       16,421                      16,848
11/30/2004               15,359                       16,246                      16,710
12/31/2004               15,563                       16,465                      16,914
 1/31/2005               15,694                       16,607                      17,071
 2/28/2005               15,641                       16,570                      17,015
 3/31/2005               15,518                       16,427                      16,907
 4/30/2005               15,768                       16,696                      17,175
 5/31/2005               15,916                       16,855                      17,297
 6/30/2005               16,117                       17,072                      17,404
 7/31/2005               16,021                       16,974                      17,325
 8/31/2005               16,199                       17,167                      17,500
 9/30/2005               16,087                       17,051                      17,383
10/31/2005               15,943                       16,902                      17,277
11/30/2005               16,012                       16,979                      17,360
12/31/2005               16,192                       17,173                      17,509
 1/31/2006               16,249                       17,253                      17,557
 2/28/2006               16,331                       17,328                      17,674
 3/31/2006               16,215                       17,209                      17,552
 4/30/2006               16,191                       17,187                      17,547
 5/31/2006               16,264                       17,267                      17,626
 6/30/2006               16,208                       17,228                      17,559

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                      10%
2-5 Years                       7%
6-10 Years                     15%
11-20 Years                    51%
21 + Years                     17%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31,2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11,2005,the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND was named the Wells Fargo National Tax-Free Fund.Performance for the Class A and Class B shares of the Fund prior to November 8,1999,reflects performance of the Class A and Class B shares of the Norwest Advantage Tax-Free Income Fund,its predecessor fund.Performance for Class C shares prior to November 8,1999,reflects performance of the Fund's Class A shares,adjusted for Class C sales charges and expenses.

      Prior to April 11, 2005, the Wells Fargo Advantage National Tax-Free Fund
- Administrator Class was named the Wells Fargo National Tax-Free Fund - Institutional Class. Performance for the Administrator Class shares prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Tax-Free Income Fund, its predecessor fund.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Fund characteristics, credit quality, and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
     Julio C. Bonilla                      08/31/1989
     Wendy Casetta

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 0.49% 1 for the 12-month period that ended June 30, 2006, underperforming the Lehman Brothers Municipal Bond Index 2, which returned 0.89% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Economic growth continued at a solid pace, prompting the seventeenth increase in the Federal funds rate to 5.25% in June 2006. During this period, returns in the municipal market were impacted most by yield-curve exposure, sector selection, and duration. As investors continued to look for additional yield opportunities, spreads on higher-yielding bonds narrowed as demand outweighed supply. Overall supply in the municipal market was down about 15% in the first six months of 2006 as a result of the number of refunding issues declining considerably. Also, as tax collections have increased at state and local municipalities, the need to issue debt has declined.

      The Fund underperformed its benchmark index for a couple of reasons. First, the flattening of the yield curve caused the Fund's intermediate duration holdings to underperform. Also, revenue bonds and high-yield bonds, including tobacco bonds, performed very well during the period. Unfortunately, Nebraska has not issued tobacco bonds and offers very few high-yield bonds, so we were underweighted in high-yield issues versus the Fund's benchmark. One higher-yielding piece we were able to purchase was a nonrated issue from La Vista, Nebraska, for an off-street parking facility for a new commercial retail development. The bonds are backed by a full faith and credit general obligation pledge from La Vista, and we believe that they are comparable in quality to a BBB+ credit.

      Positively impacting the performance of the Fund during the period was a commercial paper holding for the Government Development Bank of Puerto Rico and a revenue bond backed by single-family mortgages. As the Government of Puerto Rico struggled with passing a budget for fiscal year 2007 and with approving a new sales tax, spreads on Puerto Rico debt widened slightly. We viewed this as an opportunity and bought a position in commercial paper issued by the Government Development Bank. Officials have adopted a budget for fiscal year 2007 and are still finalizing details on the new sales tax.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Trading opportunities were somewhat limited due to the light supply conditions that exist for Nebraska bonds. However, we were able to take advantage of attractive short-term interest rates by purchasing a weekly floating rate security issued by American Public Energy Agency. We also bought a long-term bond issued by Hall County Nebraska School District that matures in 2025 in order to offset the short duration of the weekly floating rate security and to slightly lengthen the Fund's duration. We will continue to look for attractively priced, higher-yielding opportunities that are exempt from Nebraska state tax.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The combination of higher interest rates, increasing energy prices, and a sluggish housing market may potentially work to decrease consumer spending and cause economic growth to slow. We believe that this scenario may signal the Fed to pause its strategy of raising interest rates. Once we are confident that the curve flattening is over, we will look to more evenly distribute the Fund's maturity distribution across the yield curve, though we plan to maintain the Fund's overweighted position in the intermediate part of the yield curve to take advantage of potential future curve steepening. We will also look for relative value opportunities within the Nebraska marketplace and possibly add some tobacco exposure by buying bonds issued in Puerto Rico, which are exempt from Nebraska state tax.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK AND STATE OF NEBRASKA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND.

1 The Fund's adviser has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                         6-Months*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------
Nebraska Tax-Free Fund - Administrator Class (Incept. Date 09/29/1997)      0.24      0.49     3.98      4.49
--------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index 2                                   0.28      0.89     5.05      5.79
--------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                      AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.37%
--------------------------------------------------------------------------------
Weighted Average Maturity                                            10.79 years
--------------------------------------------------------------------------------
Estimated Average Duration                                            5.56 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           19%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class Administrator)                                $9.65
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class Administrator)                                   4.05%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class Administrator)                                  4.10%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class  Administrator)                   6.75%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                            9.09%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            56%
AA                             32%
A                               6%
BBB                             6%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE
              NEBRASKA TAX-FREE FUND -    Lehman Brothers Municipal
                Administrator Class               Bond Index
             -------------------------    -------------------------
 6/30/1996            10,000                        10,000
 7/31/1996            10,075                        10,090
 8/31/1996            10,092                        10,088
 9/30/1996            10,158                        10,229
10/31/1996            10,224                        10,345
11/30/1996            10,369                        10,534
12/31/1996            10,328                        10,490
 1/31/1997            10,375                        10,510
 2/28/1997            10,452                        10,606
 3/31/1997            10,361                        10,465
 4/30/1997            10,379                        10,553
 5/31/1997            10,486                        10,713
 6/30/1997            10,584                        10,827
 7/31/1997            10,752                        11,127
 8/31/1997            10,689                        11,023
 9/30/1997            10,791                        11,154
10/31/1997            10,829                        11,225
11/30/1997            10,866                        11,291
12/31/1997            10,994                        11,456
 1/31/1998            11,077                        11,574
 2/28/1998            11,080                        11,578
 3/31/1998            11,076                        11,588
 4/30/1998            11,027                        11,536
 5/31/1998            11,166                        11,718
 6/30/1998            11,182                        11,764
 7/31/1998            11,210                        11,793
 8/31/1998            11,361                        11,976
 9/30/1998            11,467                        12,126
10/31/1998            11,474                        12,126
11/30/1998            11,501                        12,168
12/31/1998            11,541                        12,199
 1/31/1999            11,650                        12,344
 2/28/1999            11,595                        12,290
 3/31/1999            11,590                        12,307
 4/30/1999            11,619                        12,338
 5/31/1999            11,556                        12,266
 6/30/1999            11,411                        12,089
 7/31/1999            11,464                        12,133
 8/31/1999            11,423                        12,036
 9/30/1999            11,416                        12,041
10/31/1999            11,340                        11,911
11/30/1999            11,439                        12,037
12/31/1999            11,387                        11,947
 1/31/2000            11,322                        11,894
 2/29/2000            11,446                        12,032
 3/31/2000            11,621                        12,294
 4/30/2000            11,555                        12,222
 5/31/2000            11,502                        12,158
 6/30/2000            11,773                        12,480
 7/31/2000            11,914                        12,654
 8/31/2000            12,043                        12,849
 9/30/2000            11,978                        12,782
10/31/2000            12,097                        12,921
11/30/2000            12,166                        13,019
12/31/2000            12,454                        13,341
 1/31/2001            12,551                        13,473
 2/28/2001            12,605                        13,516
 3/31/2001            12,690                        13,638
 4/30/2001            12,571                        13,491
 5/31/2001            12,680                        13,636
 6/30/2001            12,762                        13,728
 7/31/2001            12,909                        13,931
 8/31/2001            13,070                        14,161
 9/30/2001            13,038                        14,113
10/31/2001            13,162                        14,280
11/30/2001            13,054                        14,161
12/31/2001            12,967                        14,026
 1/31/2002            13,133                        14,269
 2/28/2002            13,268                        14,440
 3/31/2002            13,055                        14,157
 4/30/2002            13,286                        14,433
 5/31/2002            13,373                        14,521
 6/30/2002            13,486                        14,675
 7/31/2002            13,667                        14,864
 8/31/2002            13,822                        15,043
 9/30/2002            14,122                        15,372
10/31/2002            13,862                        15,117
11/30/2002            13,788                        15,053
12/31/2002            14,131                        15,371
 1/31/2003            14,045                        15,333
 2/28/2003            14,239                        15,547
 3/31/2003            14,260                        15,556
 4/30/2003            14,348                        15,659
 5/31/2003            14,659                        16,026
 6/30/2003            14,552                        15,957
 7/31/2003            14,043                        15,398
 8/31/2003            14,188                        15,514
 9/30/2003            14,565                        15,970
10/31/2003            14,470                        15,890
11/30/2003            14,627                        16,055
12/31/2003            14,726                        16,188
 1/31/2004            14,745                        16,281
 2/29/2004            15,006                        16,527
 3/31/2004            14,881                        16,469
 4/30/2004            14,538                        16,078
 5/31/2004            14,542                        16,021
 6/30/2004            14,603                        16,078
 7/31/2004            14,738                        16,290
 8/31/2004            14,990                        16,616
 9/30/2004            15,023                        16,704
10/31/2004            15,130                        16,848
11/30/2004            14,956                        16,710
12/31/2004            15,138                        16,914
 1/31/2005            15,264                        17,071
 2/28/2005            15,173                        17,015
 3/31/2005            15,042                        16,907
 4/30/2005            15,258                        17,175
 5/31/2005            15,355                        17,297
 6/30/2005            15,435                        17,404
 7/31/2005            15,362                        17,325
 8/31/2005            15,488                        17,500
 9/30/2005            15,382                        17,383
10/31/2005            15,292                        17,277
11/30/2005            15,356                        17,360
12/31/2005            15,474                        17,509
 1/31/2006            15,526                        17,557
 2/28/2006            15,588                        17,674
 3/31/2006            15,498                        17,552
 4/30/2006            15,485                        17,547
 5/31/2006            15,555                        17,626
 6/30/2006            15,511                        17,559

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                       4%
2-5 Years                      19%
6-10 Years                     19%
11-20 Years                    54%
21 + Years                      4%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
- Administrator Class was named the Wells Fargo Nebraska Tax-Free Fund - Institutional Class. Performance for the Administrator Class shares prior to September 11, 2000, reflects the performance of the Institutional Class shares of the Great Plains Tax-Free Bond Fund, its predecessor fund and includes sales charges that are not applicable to and are not imposed by this Class, and prior to September 29, 1997, reflects performance of an unregistered predecessor common trust fund. The common trust fund was not subject to certain requirements and restrictions imposed by the Investment Company Act of 1940, which, if applicable, may have adversely affected performance.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Nebraska income tax rate of 39.45%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        Beginning      Ending
                                                                         Account       Account       Expenses     Net Annual
                                                                          Value         Value      Paid During     Expense
                                                                        01/01/2006   06/30/2006   the Period(1)     Ratio
Wells Fargo Advantage California Limited-Term Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class A

Actual                                                                  $ 1,000.00   $ 1,003.00   $        4.22      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,020.58   $        4.26      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class C

Actual                                                                  $ 1,000.00   $ 1,000.20   $        7.94      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund -
   Administrator Class

Actual                                                                  $ 1,000.00   $ 1,005.00   $        2.98      0.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,021.82   $        3.01      0.60%

Wells Fargo Advantage California Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Class A

Actual                                                                  $ 1,000.00   $ 1,000.90   $        3.97      0.80%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,020.83   $        4.01      0.80%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Class B

Actual                                                                  $ 1,000.00   $   996.70   $        7.67      1.55%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,017.11   $        7.75      1.55%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Class C

Actual                                                                  $ 1,000.00   $   995.80   $        7.67      1.55%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,017.11   $        7.75      1.55%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Administrator Class

Actual                                                                  $ 1,000.00   $ 1,001.20   $        2.73      0.55%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,022.07   $        2.76      0.55%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                        Beginning      Ending
                                                                         Account       Account      Expenses      Net Annual
                                                                          Value         Value      Paid During     Expense
                                                                        01/01/2006   06/30/2006   the Period(1)     Ratio
Wells Fargo Advantage Colorado Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Colorado Tax-Free Fund - Class A

Actual                                                                  $ 1,000.00   $ 1,000.70   $        4.22      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,020.58   $        4.26      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Colorado Tax-Free Fund - Class B

Actual                                                                  $ 1,000.00   $   997.90   $        7.93      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Colorado Tax-Free Fund - Administrator Class

Actual                                                                  $ 1,000.00   $ 1,001.90   $        2.98      0.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,021.82   $        3.01      0.60%

Wells Fargo Advantage Minnesota Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class A

Actual                                                                  $ 1,000.00   $ 1,002.40   $        4.22      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,020.58   $        4.26      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class B

Actual                                                                  $ 1,000.00   $   998.70   $        7.93      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class C

Actual                                                                  $ 1,000.00   $   997.70   $        7.93      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class Z

Actual                                                                  $ 1,000.00   $ 1,002.90   $        3.72      0.75%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,021.08   $        3.76      0.75%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Administrator Class

Actual                                                                  $ 1,000.00   $ 1,002.70   $        2.98      0.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,021.82   $        3.01      0.60%

Wells Fargo Advantage National Limited-Term Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class A

Actual                                                                  $ 1,000.00   $ 1,006.10   $        4.23      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,020.58   $        4.26      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class B

Actual                                                                  $ 1,000.00   $ 1,002.30   $        7.94      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class C

Actual                                                                  $ 1,000.00   $ 1,002.30   $        7.94      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund -
   Administrator Class

Actual                                                                  $ 1,000.00   $ 1,008.20   $        2.99      0.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,021.82   $        3.01      0.60%

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Beginning      Ending
                                                                         Account       Account       Expenses     Net Annual
                                                                          Value         Value      Paid During     Expense
                                                                        01/01/2006   06/30/2006   the Period(1)     Ratio
Wells Fargo Advantage National Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Class A

Actual                                                                  $ 1,000.00   $ 1,001.00   $        4.22      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,020.58   $        4.26      0.85%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Class B

Actual                                                                  $ 1,000.00   $   998.20   $        7.93      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Class C

Actual                                                                  $ 1,000.00   $   998.20   $        7.93      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.86   $        8.00      1.60%
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Administrator Class

Actual                                                                  $ 1,000.00   $ 1,003.20   $        2.98      0.60%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,021.82   $        3.01      0.60%

Wells Fargo Advantage Nebraska Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Nebraska Tax-Free Fund - Administrator Class

Actual                                                                  $ 1,000.00   $ 1,002.40   $        3.72      0.75%
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,021.08   $        3.76      0.75%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.34%

CALIFORNIA - 94.49%
$ 1,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
              FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)                           5.00%        07/01/2007     $  1,106,292
  1,105,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
              FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)                           5.00         07/01/2008        1,114,835
    470,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
              HOSPITAL ASSOCIATION SERIES C                                                4.00         03/01/2008          469,507
     40,000   ANGELS CALIFORNIA PFA SERIES A (OTHER REVENUE)                               4.75         09/02/2008           40,644
    885,000   BAY AREA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES F (TOLL ROAD
              REVENUE)                                                                     3.90         04/01/2014          873,707
    600,000   CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)               5.50         04/01/2013          622,926
    490,000   CALIFORNIA CATHOLIC WEST SERIES A (HEALTHCARE FACILITIES REVENUE)            5.00         07/01/2006          490,015
     85,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE CATHOLIC WEST
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)SS.+/-                        4.45         07/01/2026           86,873
    915,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE CATHOLIC WEST
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)SS.+/-                        4.45         07/01/2026          922,146
     35,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE PREREFUNDED
              CATHOLIC 2005 SERIES A (HEALTHCARE FACILITIES FINANCING AUTHORITY
              REVENUE)                                                                     5.00         07/01/2006           35,001
    325,000   CALIFORNIA HEALTH FACILITIES FINANCING UNREFUNDED BALANCE CATHOLIC
              2005 SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                5.00         07/01/2006          325,010
  1,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE DISPOSAL
              WASTE MANAGEMENT PROJECT SERIES A (POLLUTION CONTROL REVENUE)SS.+/-          5.13         07/01/2031        1,020,910
  1,000,000   CALIFORNIA PRESBYTERIAN HOSPITAL (HEALTHCARE FACILITIES REVENUE, MBIA
              INSURED)                                                                     5.50         05/01/2007        1,014,300
  2,000,000   CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC
              INSURED)                                                                     5.00         02/01/2016        2,094,360
    950,000   CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING AUTHORITY
              SERIES A (OTHER REVENUE)                                                     5.00         03/01/2010          986,015
  1,000,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT GENERAL SERVICES
              BUTTERFIELD STATE A (LEASE REVENUE)                                          4.00         06/01/2011          996,970
  1,250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS SERIES C
              (LEASE REVENUE)                                                              5.25         11/01/2008        1,287,175
    100,000   CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA STATE
              UNIVERSITY SERIES A (LEASE REVENUE)                                          5.50         10/01/2010          105,786
    995,000   CALIFORNIA STATE PUBLIC WORKS BOARD PUTTERS SERIES 962 (LEASE REVENUE,
              MBIA INSURED)SS.+/-                                                          3.60         05/01/2013          995,000
  2,000,000   CALIFORNIA STATE SERIES 27 (GENERAL OBLIGATION - STATES, TERRITORIES,
              MBIA INSURED)^                                                               4.21         09/01/2011        1,616,000
    745,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED AUXILIARY
              ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY REVENUE)                     5.00         07/01/2010          774,256
  1,000,000   CALIFORNIA STATEWIDE CDA SS.+/-                                              3.95         05/15/2029        1,000,000
    500,000   CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING
              FOUNDATION SS.+/-                                                            4.50         12/01/2028          500,000
  1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A (SOLID
              WASTE REVENUE)                                                               4.95         12/01/2012        1,032,970
    500,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE, MBIA
              INSURED)                                                                     5.50         09/01/2014          539,745
  1,000,000   CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A3
              (HOUSING REVENUE)SS.+/-                                                      5.10         05/15/2025        1,022,270
    500,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HEALTHCARE
              FACILITIES REVENUE)SS.+/-                                                    4.70         11/01/2036          506,125
  2,500,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES I (HEALTHCARE
              FACILITIES REVENUE)SS.+/-                                                    3.45         04/01/2035        2,389,575
    700,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY CORPORATION FUND FOR HOUSING A
              (HOUSING REVENUE)SS.                                                         6.50         12/01/2029          773,318
    925,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1 (HOUSING
              REVENUE)                                                                     4.25         07/01/2012          903,688
  1,000,000   CALIFORNIA STATEWIDE CDA REF SOUTHERN CA EDUCATION COMMUNITY SERIES D
              (IDR, FGIC INSURED)SS.+/-                                                    4.25         11/01/2033          986,210
  1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A
              (OTHER REVENUE, AMBAC INSURED)                                               5.50         08/01/2011        1,470,537
  1,000,000   CALIFORNIA STATEWIDE COMMUNITY REF SOUTHERN CA EDUCATION COMPANY
              SERIES A (INDUSTRIAL DEVELOPMENT REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)SS.+/-                                                               4.10         04/01/2028          997,320

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   505,000   CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY REVENUE)          4.10%        11/01/2010     $    503,369
  1,000,000   CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL PROJECT
              (ELECTRIC REVENUE, MBIA INSURED)                                             5.25         07/01/2010        1,034,430
  1,605,000   COMPTON CA UNION SCHOOL DISTRICT REF ELECTION 2002 SERIES D (PROPERTY
              TAX REVENUE, AMBAC INSURED)^                                                 4.54         06/01/2014        1,129,422
    775,000   COMPTON CA SOLID WASTE MANAGEMENT (SOLID WASTE REVENUE)                      4.80         08/01/2020          765,134
  1,200,000   CONTRA COSTA COUNTY CA SERIES K (WATER REVENUE, FIRST SECURITY BANK
              LOC)                                                                         5.00         10/01/2009        1,245,096
  1,000,000   CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT
              (LEASE REVENUE, MBIA INSURED)                                                5.25         11/01/2010        1,035,910
    500,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART TRANSIT SERIES A
              (MFHR)SS.+/-                                                                 3.95         04/15/2046          498,730
    235,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN ACQUISITION
              PROJECT SERIES A (HOUSING REVENUE)                                           5.00         12/15/2010          239,409
    400,000   DEL MAR CA RACE TRACK AUTHORITY (SPORTS FACILITIES REVENUE)                  4.00         08/15/2006          400,064
    300,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE, AMBAC
              INSURED)^                                                                    6.21         09/01/2010          233,406
    885,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE, AMBAC
              INSURED)^                                                                    6.32         09/01/2011          644,634
    275,000   FIREBAUGH-LAS DELTAS UNIFIED SCHOOL DISTRICT CA
              (PROPERTY TAX REVENUE, FGIC INSURED)                                         4.25         08/01/2013          281,157
  1,000,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
              APPRECIATION SENIOR LIEN SERIES A SS.+/-                                     7.05         01/01/2010        1,104,270
    320,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT ELECTION OF 2002 CAPITAL
              APPRECIATION (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                4.50         06/01/2013          236,035
     55,000   HAWTHORNE CA 2004 SERIES B (PROPERTY TAX REVENUE, MBIA INSURED)^             4.67         08/01/2015           36,325
    500,000   INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX ALLOCATION REVENUE,
              MBIA INSURED)                                                                5.38         05/01/2012          508,925
    630,000   INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE,
              MBIA INSURED)                                                                5.50         05/01/2016          645,038
  3,550,000   INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL IMPORTANT
              PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY BANK LOC)                    6.25         08/01/2011        3,746,919
    500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON (SPECIAL
              TAX REVENUE)                                                                 5.35         09/01/2010          518,135
    500,000   LOMA LINDA CAMEDICARE CENTER A (HOSPITAL REVENUE)                            4.00         12/01/2011          490,010
    230,000   LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                              4.75         08/15/2011          230,143
    500,000   LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE REVENUE,
              INDLC)                                                                       9.63         07/01/2013          591,255
    500,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B (SALES TAX
              REVENUE)                                                                     6.50         07/01/2010          531,105
    925,000   MODESTO CA SERIES A (POWER REVENUE, MBIA INSURED)                            6.00         10/01/2015          948,218
  1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
              FACILITY (SOLID WASTE REVENUE)                                               5.10         02/15/2011        1,011,680
  1,500,000   NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)            12.00         08/01/2013        2,211,150
  1,400,000   NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION PROJECT
              SERIES A (POWER REVENUE, MBIA INSURED)                                       7.00         05/01/2013        1,608,740
  1,000,000   ORANGE COUNTY CA SERIES A (LEASE REVENUE, MBIA INSURED)SS.                   5.60         07/01/2009        1,020,050
    290,000   PALM SPRINGS CA AIRPORT REF SUB PALM SPRINGS INTERNATIONAL AIRPORT
              (AIRPORT REVENUE)                                                            5.10         07/01/2012          288,344
    410,000   PALM SPRINGS CA AIRPORT REF SUB PALM SPRINGS INTERNATIONAL AIRPORT
              (AIRPORT REVENUE)                                                            5.20         07/01/2013          408,241
    430,000   PALM SPRINGS CA AIRPORT REF SUB PALM SPRINGS INTERNATIONAL AIRPORT
              (AIRPORT REVENUE)                                                            5.30         07/01/2014          427,510
    100,000   PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA LINDA SCHOOL
              (LEASE REVENUE, MBIA INSURED)                                                5.10         08/01/2006          100,118
    825,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)         4.50         09/01/2012          832,301
    985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE, AMBAC
              INSURED)                                                                     5.00         08/01/2012        1,021,278
    245,000   SAN CARLOS CA SCHOOL DISTRICT ELECTION 2005 SERIES A
              (PROPERTY TAX REVENUE, MBIA INSURED)^                                        4.62         10/01/2014          168,807
    860,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED
              PROJECT (AIRPORT REVENUE)                                                    8.00         07/01/2013          976,315

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   270,000   SAN JACINTO CA COMMUNITY FACILITIES DISTRICT #2 SERIES A (SPECIAL TAX
              REVENUE)                                                                     3.85%        09/01/2009     $    264,716
  1,000,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT
              (PROPERTY TAX REVENUE, AMBAC INSURED)^                                       4.84         08/01/2017          592,270
  1,000,000   STATE SCHOOL FUNDING OARS OAKLAND UNIVERSITY SCHOOL DISTRICT SERIES C
              (ECONOMIC DEVELOPMENT REVENUE, FGIC INSURED)SS.+/-                           3.36         08/15/2023        1,000,000
  1,310,000   SUNNYVALE CA (SOLID WASTE REVENUE, AMBAC INSURED)                            5.00         10/01/2010        1,350,859
  1,000,000   SUNNYVALE CA SOLID WASTE REVENUE REF (SOLID WASTE REVENUE, AMBAC
              INSURED)                                                                     5.25         10/01/2012        1,050,700
     85,000   SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B (SPECIAL
              TAX REVENUE)                                                                 3.50         09/01/2007           84,653
    395,000   SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B (SPECIAL
              TAX REVENUE)                                                                 3.50         09/01/2008          391,508
    415,000   TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT DISTRIBUTION FACILITIES
              (LEASE REVENUE, AMBAC INSURED)                                               5.00         04/01/2012          432,106
    465,000   TUSTIN CA UNIFIED SCHOOL DISTRICT SCHOOL FACILITIES IMPROVEMENT
              DISTRICT REF #2002-1 (PROPERTY TAX REVENUE, AMBAC INSURED)^                  4.59         06/01/2014          326,025
    800,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (SPECIAL TAX REVENUE,
              XL CAPITAL ASSURANCE COMPANY INSURED)                                        3.75         09/01/2010          796,088
    245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT SERIES A
              (LEASE REVENUE)                                                              5.00         11/01/2012          252,759

                                                                                                                         63,312,843
                                                                                                                       ------------
PUERTO RICO - 2.85%
    805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                                5.75         07/01/2020          858,774
  1,000,000   PUERTO RICO MUNICIPAL FINANCING AGENCY REFERENCE SERIES C (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                        5.00         08/01/2013        1,054,640

                                                                                                                          1,913,414
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $65,500,306)                                                                         65,226,257
                                                                                                                       ------------

SHARES
SHORT-TERM INVESTMENTS - 1.64%
  1,096,825   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                             1,096,825
                                                                                                                       ------------

Total Short-Term Investments (Cost $1,096,825)                                                                            1,096,825
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $66,597,131)*                                   98.98%                                                           $ 66,323,082
OTHER ASSETS AND LIABILITIES, NET                      1.02                                                                 681,713
                                                     ------                                                            ------------
TOTAL NET ASSETS                                     100.00%                                                           $ 67,004,795
                                                     ======                                                            ============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,096,825.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $66,508,211 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                                  $ 410,158
       GROSS UNREALIZED DEPRECIATION                                   (595,287)
                                                                      ---------
       NET UNREALIZED APPRECIATION (DEPRECIATION)                     $(185,129)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 1.99%
     54,600   BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INCORPORATED                                      $    832,104
    174,300   MUNIYIELD CALIFORNIA FUND INCORPORATED                                                                      2,241,498
    304,378   MUNIYIELD CALIFORNIA INSURED FUND INCORPORATED                                                              4,090,840
    157,740   VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                          2,389,761

TOTAL INVESTMENT COMPANIES (COST $9,326,303)                                                                              9,554,203
                                                                                                                       ------------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 96.95%

CALIFORNIA - 96.10%
$ 4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING HOUSE
              (NURSING HOME REVENUE)                                                       5.50%        02/15/2029        4,093,040
  2,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF MECHANIC
              ARTS (EDUCATIONAL FACILITIES REVENUE)                                        5.30         10/01/2032        2,219,916
  1,500,000   ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC
              INSURED)^                                                                    4.85         08/01/2018          846,510
  2,000,000   ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK LOC)             5.25         08/01/2025        2,113,840
  2,325,000   ALHAMBRA CA CITY ELEMENTARY SCHOOL DISTRICT ELECTION OF 1999 SERIES B
              (PROPERTY TAX REVENUE, FGIC INSURED)                                         5.00         09/01/2026        2,386,008
  1,500,000   ANAHEIM CA PFA PUBLIC IMPROVEMENTS PROJECT SERIES C (LEASE REVENUE,
              FIRST SECURITY BANK LOC)^                                                    5.03         09/01/2022          678,825
  4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
              UNIVERSITY REVENUE)                                                          5.88         09/01/2020        4,553,256
 10,000,000   BAKERSFIELD CA CTFS PARTNERSHIP SERIES B (LEASE REVENUE)^                    5.00         04/15/2021        4,858,600
  3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1 LIBRARY
              PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)                    5.75         08/01/2030        3,664,704
  5,000,000   BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                                    5.00         08/01/2027        5,096,950
  2,000,000   BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE REVENUE,
              FIRST SECURITY BANK LOC)                                                     4.75         09/02/2024        2,001,220
  1,195,000   BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                                5.50         08/01/2019        1,288,557
  1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)^              5.00         08/01/2021          718,395
  4,000,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                                     5.00         03/01/2028        4,013,240
  3,000,000   CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)               6.00         04/01/2022        3,151,920
    250,000   CALIFORNIA HEALTH FACILITIES HEALTH CATHOLIC SERIES A (HEALTHCARE
              FACILITIES REVENUE, AMBAC INSURED)                                           5.75         07/01/2015          252,835
  5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
              (LEASE REVENUE, MBIA INSURED)SS.                                             5.50         06/01/2025        5,344,700
  5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID
              GLADSTONE INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE)                  5.25         10/01/2034        5,075,400
     80,000   CALIFORNIA MULTI UNIT RENTAL HOUSING SERIES B-II (HOUSING REVENUE)           6.70         08/01/2015           80,145
  1,500,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
              UNIVERSITY REVENUE)SS.                                                       5.13         04/01/2017        1,523,565
  1,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
              UNIVERSITY REVENUE)SS.                                                       5.25         04/01/2024        1,013,760
  2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
              UNIVERSITY REVENUE)                                                          6.75         06/01/2030        2,136,620
    150,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
              SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA INSURED)                  6.25         12/01/2031          152,861
    165,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
              SECURITIES PROGRAM SERIES B5 (HOUSING REVENUE, GNMA INSURED)SS.+/-           6.35         12/01/2029          168,293
  3,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCIAL AUTHORITY HOME BUYERS SINGLE
              FAMILY SERIES 1 (HOUSING REVENUE)                                            5.50         08/01/2047        3,126,660
    210,000   CALIFORNIA SMALL FACILITY LOAN SERIES A (HEALTHCARE FACILITIES REVENUE,
              CALIFORNIA MORTGAGE INSURED)                                                 6.75         03/01/2020          210,418

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION PROGRAM
              SERIES MM (LEASE REVENUE)                                                    5.50%        06/01/2021     $  1,105,380
  1,000,000   CALIFORNIA ST. FRANCIS MEMORIAL HOSPITAL SERIES C (HEALTHCARE
              FACILITIES REVENUE)                                                          5.88         11/01/2023        1,157,430
  3,595,000   CALIFORNIA STATE (EDUCATIONAL FACILITIES REVENUE)                            5.00         02/01/2025        3,661,400
    450,000   CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES, AMBAC
              INSURED)                                                                     5.25         12/01/2024          469,638
  5,000,000   CALIFORNIA STATE (GENERAL OBLIGATION)                                        5.00         03/01/2025        5,119,050
  4,550,000   CALIFORNIA STATE (OTHER REVENUE, AMBAC INSURED)SS.                           5.25         12/01/2024        4,807,029
 10,035,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                      4.75         03/01/2034        9,699,931
  3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A (OTHER
              REVENUE, AMBAC INSURED)                                                      5.30         12/01/2021        3,146,670
  5,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2 (WATER
              REVENUE)                                                                     6.00         12/01/2007        5,151,100
  3,325,000   CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE SERIES A
              (OTHER REVENUE)                                                              4.80         12/01/2027        3,280,644
    300,000   CALIFORNIA STATE SERIES 997 (GENERAL OBLIGATION - STATES, TERRITORIES,
              AMBAC INSURED)SS.+/-                                                         4.00         09/01/2012          300,000
  3,500,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SENIOR
              AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY REVENUE)SS.        6.00         07/01/2022        3,893,925
  9,000,000   CALIFORNIA STATE VARIABLE PURPOSE SERIES 1 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)                                                     4.75         09/01/2031        8,869,410
  4,255,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST (HEALTHCARE FACILITIES
              REVENUE)SS.                                                                  6.50         07/01/2020        4,691,137
  1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST (HEALTHCARE FACILITIES REVENUE)       6.50         07/01/2020        1,889,800
  2,800,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HEALTHCARE
              FACILITIES REVENUE)                                                          6.50         08/01/2012        2,972,900
  2,000,000   CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING FOUNDATION SS.+/-    4.50         12/01/2028        2,000,000
  4,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HEALTHCARE
              FACILITIES REVENUE, MBIA INSURED)                                            5.25         08/15/2029        4,132,960
  5,000,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL REVENUE)       5.25         03/01/2045        5,095,700
  2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T (HOUSING
              REVENUE, GNMA INSURED)                                                       6.10         12/20/2035        2,090,742
  4,210,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER AUTHORITY
              REVENUE, FIRST SECURITY BANK LOC)                                            5.25         10/01/2027        4,392,251
  4,700,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HEALTHCARE FACILITIES
              REVENUE)                                                                     5.38         04/01/2017        4,736,378
  6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE)            6.25         08/15/2031        6,556,920
  2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE,
              FIRST SECURITY BANK LOC)                                                     5.13         08/15/2022        2,821,197
  2,000,000   CALIFORNIA THE EPISCOPAL HOME (HEALTHCARE FACILITIES REVENUE,
              CALIFORNIA MORTGAGE INSURED)                                                 5.25         02/01/2021        2,052,420
  1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 (PROPERTY TAX
              REVENUE, FGIC INSURED)                                                       5.00         08/01/2032        1,017,260
    160,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE, MBIA
              INSURED)                                                                     6.50         04/01/2012          160,333
  1,080,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)               5.25         10/01/2019        1,145,696
  1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)               5.25         10/01/2020        1,205,732
  5,000,000   CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX REVENUE, MBIA
              INSURED)^                                                                    5.00         09/01/2021        2,384,950
  2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GENERAL
              OBLIGATION PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA
              INSURED)                                                                     6.45         02/01/2018        3,059,524
  3,500,000   CHABOT-LAS POSITAS CA COMMUNITY COLLEGE DISTRICT - CAPITAL
              APPRECIATION (PROPERTY TAX REVENUE, AMBAC INSURED)^%%                        4.81         08/01/2016        2,179,240
  3,000,000   CHICO PUBLIC FINANCING AUTHORITY REDEVELOPMENT PROJECT AREA (TAX
              INCREMENTAL REVENUE, MBIA INSURED)                                           5.13         04/01/2021        3,095,580
  1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER DISTRICT
              SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)                          6.00         08/01/2016        1,803,222
  3,500,000   COMPTON CA UNION SCHOOL DISTRICT REFUNDING 2002 ELECTION SERIES D
              (PROPERTY TAX REVENUE, AMBAC INSURED)^                                       4.63         06/01/2015        2,337,790

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 1,000,000   COMPTON CA SOLID WASTE MANAGEMENT (SOLID WASTE REVENUE)                      4.80%         08/01/2020    $    987,270
    270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                       7.75          05/01/2022         337,713
  5,000,000   CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY
              (OTHER REVENUE, MBIA INSURED)^                                               6.72          09/01/2017       2,418,850
    885,000   CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART
              (TAX ALLOCATION REVENUE)SS.                                                  5.25          08/01/2028         932,640
  4,615,000   CONTRA COSTA COUNTY CA PFA UNREFUNDED PLEASANT HILL BART
              (TAX ALLOCATION REVENUE)                                                     5.25          08/01/2028       4,651,597
  2,755,000   CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A
              (SALES TAX REVENUE)                                                          6.50          03/01/2009       2,883,466
  1,035,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
              ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                               5.65          12/15/2019       1,083,593
  4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
              PROJECT (TAX INCREMENTAL REVENUE)^                                           5.88          12/01/2016       2,206,280
  5,250,000   DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE)                           5.25          04/01/2024       5,315,100
  2,000,000   DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE, ACA INSURED)              5.25          04/01/2019       2,044,080
  3,300,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR PROJECT
              (TAX INCREMENTAL REVENUE)                                                    6.63          10/01/2029       3,493,347
  4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^          5.21          09/01/2018       2,388,789
  5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^          5.25          09/01/2019       2,643,935
  5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^          5.29          09/01/2020       2,611,519
  2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
              PHASE II (LEASE REVENUE, AMBAC INSURED)                                      5.25          01/01/2034       2,560,300
    500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                          5.75          09/02/2014         510,535
  1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                          5.90          09/02/2021       1,785,612
  2,125,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CENTER FOR THE ARTS
              (LEASE REVENUE, AMBAC INSURED)                                               6.00          09/01/2018       2,137,410
  2,000,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
              PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                              6.13          09/01/2011       2,134,260
  1,595,000   FOLSOM CA CORDOVA DISTRICT #2 CAPITAL APPRECIATION SERIES A
              (PROPERTY TAX REVENUE, MBIA INSURED)^                                        4.94          10/01/2019         841,905
  1,285,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                         5.50          10/01/2017       1,328,780
  5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                         5.50          10/01/2027       5,148,007
  4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                         5.60          10/01/2027       4,944,006
  3,000,000   FONTANA CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-           6.15          05/01/2020       3,117,960
  1,000,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                         6.63          12/01/2011       1,009,530
  2,420,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER REVENUE,
              MBIA INSURED)^                                                               4.62          08/01/2015       1,605,138
  2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                            6.00          12/01/2013       2,659,650
  4,500,000   HAWTHORNE CA SCHOOL DISTRICT (LEASE REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                              6.00          11/01/2025       4,901,445
    350,000   HERMOSA BEACH CA CITY SCHOOL DISTRICT CAPITAL APPRECIATION
              (PROPERTY TAX REVENUE, AMBAC INSURED)^                                       4.93          08/01/2017         205,240
  1,360,000   INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
              INSURED)                                                                     4.88          07/01/2023       1,391,443
  1,240,000   INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
              INSURED)                                                                     4.63          07/01/2025       1,222,268
  3,750,000   INDUSTRY CA URBAN DEVELOPMENT AGENCY CIVIC RECREATION INDIVIDUAL
              SERIES 1 (TAX INCREMENTAL REVENUE, MBIA INSURED)                             5.00          05/01/2017       3,820,087
    255,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
              REVENUE)                                                                     6.40          08/01/2016         255,469
  2,000,000   KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE, MBIA
              INSURED)                                                                     5.60          08/01/2012       2,070,440
  4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                      5.50          09/01/2030       4,057,600

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                        5.63%         09/01/2016    $  3,111,738
  3,000,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)             6.00          11/01/2008       3,143,970
  1,500,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)             6.00          11/01/2017       1,679,865
  2,900,000   LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
              1998 SERIES B (PROPERTY TAX REVENUE, MBIA INSURED)^SS.                       5.07          08/01/2021       1,374,832
  4,745,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)                  5.38          11/01/2015       4,809,200
  2,720,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)                  5.38          11/01/2023       2,755,958
  2,200,000   LOS ANGELES CA USD MULTIPLE PROPERTY PROJECTS SERIES A (LEASE
              REVENUE, FIRST SECURITY BANK LOC)SS.                                         5.50          10/01/2010       2,253,240
  2,700,000   LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION SERIES
              B (LEASE REVENUE, AMBAC INSURED)                                             6.00          12/01/2014       3,050,352
  2,000,000   LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION SERIES
              B (LEASE REVENUE, AMBAC INSURED)                                             6.00          12/01/2015       2,274,600
    500,000   LOS ANGELES QUINTA CA FINANCE AUTHORITY LOC AGENCY ROCS RR II
              R 412X (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-                        4.00          09/01/2034         500,000
  2,235,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
              SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                               4.85          08/01/2018       1,261,300
    805,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)                    6.00          10/01/2012         809,299
  4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
              INCREMENTAL REVENUE, AMBAC INSURED)                                          5.00          05/01/2021       4,489,275
  1,260,000   MOUNTAIN VIEW CA LOS ALTOS UNION HIGH SCHOOL DISTRICT SERIES D
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                             4.92          08/01/2019         672,147
    600,000   MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN
              PROJECT SERIES F (POWER REVENUE LOC, MBIA INSURED)SS.+/-                     3.92          07/01/2022         600,000
  1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
              TRANSFER FACILITY (SOLID WASTE REVENUE)                                      5.50          02/15/2013       1,100,628
  1,900,000   NORCO CA REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE, AMBAC INSURED)       5.00          03/01/2026       1,937,373
  1,700,000   NORCO CAREFUNDED COMMUNITY FACILITIES DISTRICT #2001-1
              (PROPERTY TAX REVENUE, AMBAC INSURED)                                        4.75          09/01/2026       1,684,649
  1,500,000   ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO
              REDEVELOPMENT PROJECT #1 (SPECIAL TAX REVENUE, MBIA INSURED)                 6.00          08/01/2015       1,513,815
  1,100,000   PALM SPRINGS CA AIRPORT PALM SPRINGS INTERNATIONAL AIRPORT
              (AIRPORT REVENUE)                                                            5.55          07/01/2028       1,085,700
 11,000,000   PALM SPRINGS CA CERTIFICATE (HOSPITAL REVENUE)^                              5.00          04/15/2021       5,344,460
  4,250,000   PALMAR POMERADO HEALTH CA ELECTION OF 2004 SERIES A (PROPERTY
              TAX REVENUE, AMBAC INSURED)                                                  4.50          08/01/2029       4,013,020
  1,000,000   PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)^                                                    5.00          09/01/2021         476,990
  1,730,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE REVENUE)          6.25          01/01/2018       1,926,528
  2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                             5.75          10/01/2031       2,114,550
  1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)               5.25          10/01/2020       1,088,504
  5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                      6.25          12/01/2032       5,841,055
  2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA INSURED)        5.50          05/01/2019       2,194,840
  2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                          5.85          08/01/2032       2,636,525
  2,680,000   PONOMA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                  6.55          08/01/2029       3,349,893
  2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC INSURED)        5.50          11/01/2020       2,113,940
  5,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC INSURED)        5.00          11/01/2021       5,086,550
  3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                          5.13          06/01/2030       3,551,472
  1,015,000   RANCHO MIRAGE CA REDEVELOPMENT AGENCY NORTHSIDE A (TAX
              INCREMENTAL REVENUE, MBIA INSURED)                                           4.75          04/01/2023       1,019,649

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 1,015,000   RANCHO MIRAGE CA REDEVELOPMENT AGENCY NORTHSIDE A (TAX
              INCREMENTAL REVENUE, MBIA INSURED)                                           4.75%         04/01/2024    $  1,015,710
  1,020,000   RANCHO MIRAGE CA REDEVELOPMENT AGENCY REFUNDED MERGED
              REDEVELOPMENT NORTHSIDE SERIES A (TAX ALLOCATION REVENUE, MBIA
              INSURED)                                                                     4.75          04/01/2022       1,028,650
  1,000,000   REDLANDS CA RDA REDEVELOPMENT PROJECT AREA SERIES A (TAX
              REVENUE, AMBAC INSURED)                                                      4.63          08/01/2022         991,560
  1,345,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)         4.88          09/01/2018       1,352,169
  1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)         5.00          09/01/2021       1,008,010
  1,100,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE REVENUE)        5.25          05/15/2013       1,112,056
  1,425,000   RIO HONDO CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE,
              FGIC INSURED)^                                                               4.69          08/01/2015         939,902
  1,375,000   RIVERSIDE CA UNIVERSAL SCHOOL DISTRICT ELECTION 2001 SERIES B
              (PROPERTY TAX REVENUE, MBIA INSURED)                                         4.38          08/01/2022       1,338,535
  1,480,000   RIVERSIDE CA UNIVERSITY SCHOOL DISTRICT ELECTION 2001 SERIES B
              (PROPERTY TAX REVENUE, MBIA INSURED)                                         4.38          08/01/2025       1,419,779
  1,415,000   RIVERSIDE CA UNIVERSITY SCHOOL DISTRICT ELECTION 2001 SERIES B
              (PROPERTY TAX REVENUE, MBIA INSURED)                                         4.38          08/01/2026       1,348,509
  8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY
              HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)^              5.17          06/01/2026       3,146,458
  2,045,000   RIVERSIDE COUNTY CA CERTIFICATES OF PARTICIPATION SERIES A
              (LEASE REVENUE, FGIC INSURED)                                                5.00          11/01/2024       2,095,471
  1,310,000   RIVERSIDE COUNTY CA PFA PREREFUNDED REDEVELOPMENT PROJECT
              SERIES A (TAX ALLOCATION REVENUE)SS.                                         5.50          10/01/2022       1,341,597
    840,000   RIVERSIDE COUNTY CA PFA UNREFUNDED REDEVELOPMENT PROJECT 2005
              SERIES A (TAX REVENUE)                                                       5.50          10/01/2022         851,718
  3,990,000   ROCKLIN CA RDA ROCKLIN REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                         5.50          09/01/2031       4,061,421
      5,000   SACRAMENTO CA FINANCING AUTHORITY (OTHER REVENUE)                            6.70          11/01/2011           5,011
  2,500,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)                  6.25          08/15/2010       2,683,350
    300,000   SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)                  5.75          11/15/2008         302,775
    935,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                                5.38          12/01/2013         980,347
  2,870,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
              PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                             5.70          03/01/2034       2,940,717
  2,085,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (SEWER REVENUE)SS.                                                           4.75          12/01/2023       2,085,542
  2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
              SECURITY BANK LOC)^                                                          5.05          09/01/2023       1,072,550
  1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
              FACILITIES REVENUE)                                                          5.30          09/01/2020       1,089,500
  3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE)SS.             6.25          09/01/2029       3,444,608
  4,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES A
              (SALES TAX REVENUE)                                                          6.00          04/01/2008       4,600,260
  2,390,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
              SERIES 15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                        5.00          05/01/2017       2,427,547
  2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
              SERIES 27-B (AIRPORT REVENUE, FGIC INSURED)                                  5.00          05/01/2019       2,559,400
  2,000,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT
              (PROPERTY TAX REVENUE, AMBAC INSURED)^                                       4.84          08/01/2017       1,184,540
  4,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)SS.+/-                                                    7.55          01/01/2008       4,296,360
  5,510,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                         4.78          01/01/2019       3,074,966
  5,055,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                         4.95          01/01/2023       2,277,530
  6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                         4.97          01/01/2024       2,567,040
  5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                         4.98          01/01/2025       2,034,250
  3,300,000   SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC
              INSURED)^                                                                    4.76          04/01/2016       2,097,711
  3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
              REVENUE)                                                                     6.20          01/01/2041       3,494,535
  1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^                    5.00          01/01/2021         593,776

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 1,310,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                               4.54%         01/01/2015    $    898,057
  1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                               4.78          01/01/2019         725,491
  4,475,000   SAN MARCOS CA PFA PROJECT AREAS #2 & 3 FING PJ-C (TAX
              ALLOCATION REVENUE, AMBAC INSURED)                                           5.00          08/01/2028       4,550,001
  5,020,000   SAN MARCOS CA SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES)            6.25          09/02/2022       5,838,059
  3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
              (LEASE REVENUE)                                                              5.60          09/01/2019       3,127,230
  3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
              APARTMENTS SERIES A (HOUSING REVENUE)                                        6.50          09/01/2039       3,040,560
    150,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT CAPITAL
              APPRECIATION 2002 ELECTION SERIES C (OTHER REVENUE, MBIA INSURED)^           4.83          08/01/2015          97,724
  1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
              REVENUE, AMBAC INSURED)                                                      5.25          08/01/2022       2,126,024
  1,000,000   SONOMA VALLEY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                                    6.00          07/15/2021       1,011,750
  1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1
              (TAX INCREMENTAL REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)              5.25          09/01/2019       1,859,480
  1,000,000   SOUTH SAN FRANCISCO CA REDEVELOPMENT AGENCY MERGED
              REDEVELOPMENT PROJECT SERIES A (TAX ALLOCATION REVENUE, FGIC INSURED)        5.00          09/01/2023       1,032,960
  1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                        6.75          07/01/2011       1,408,722
  3,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING (AIRPORT
              REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                               5.00          12/01/2036       3,034,980
  5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
              SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^                               4.40          09/01/2013       4,178,565
  2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
              REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)                       5.00          09/01/2026       2,643,302
    625,000   TEHACHAPI CA UNIVERSAL SCHOOL DISTRICT CAPITAL APPRECIATION
              SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)^                              4.63          08/01/2015         414,400
  5,575,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
              REVENUE, AMBAC INSURED)                                                      5.38          10/01/2034       5,804,913
  3,275,000   VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER REVENUE,
              FIRST SECURITY BANK LOC)                                                     5.70          05/01/2016       3,345,085
  1,595,000   VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC REVENUE)SS.           5.50          04/01/2021       1,641,829
  2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
              PROJECT AREA (TAX INCREMENTAL REVENUE)                                       5.88          09/01/2037       2,614,450
  1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)           5.75          08/01/2015       1,136,771
  2,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
              XL CAPITAL ASSURANCE COMPANY INSURED)                                        5.00          09/01/2034       2,027,180
    800,000   WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
              (HOUSING REVENUE)                                                            6.50          08/01/2010         800,224
  2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
              CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)                     5.38          10/01/2018       2,552,256
  1,600,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A
              (SPECIAL TAX REVENUE, MBIA INSURED)^                                         5.15          09/01/2019         825,440

                                                                                                                        461,424,071
                                                                                                                       ------------

PUERTO RICO - 0.85%
  3,800,000   CHILDREN'S TRUST FUND PUERTO RICOSS.                                         6.00          07/01/2010       4,087,280
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $445,579,631)                                                                       465,511,351
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                VALUE
SHORT-TERM INVESTMENTS - 0.21%

    989,266   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                          $    989,266
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $989,266)                                                                                989,266
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $455,895,200)*                                          99.15%                                                   $476,054,820
OTHER ASSETS AND LIABILITIES, NET                              0.85                                                       4,095,276
                                                             ------                                                    ------------
TOTAL NET ASSETS                                             100.00%                                                   $480,150,096
                                                             ======                                                    ============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $989,266.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $456,249,558 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                             $ 22,098,545
         GROSS UNREALIZED DEPRECIATION                               (2,293,283)
                                                                   ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                $ 19,805,262

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 1.24%
      1,780   BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                      $    30,420
     25,996   DREYFUS MUNICIPAL INCOME INCORPORATED                                                                        224,346
     17,748   MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                        213,863
     25,652   NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND INCORPORATED                                                       359,898
     15,188   SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                        203,823

TOTAL INVESTMENT COMPANIES (COST $915,746)                                                                               1,032,350
                                                                                                                       -----------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 97.57%

COLORADO - 97.57%
$ 1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27 J BRIGHTON (PROPERTY
              TAX REVENUE, MBIA INSURED)SS.                                                5.50%        12/01/2019       1,342,387
    130,000   ADAMS 12 FIVE STAR SCHOOLS CO CAPITAL APPRECIATION SERIES B
              (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)%%^                            4.79         12/15/2016          79,663
  1,000,000   ADONEA METROPOLITAN DISTRICT #2 COLORADO REVENUE                             4.38         12/01/2015         988,420
    500,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT (PROPERTY
              TAX REVENUE)                                                                 6.38         12/01/2016         507,690
  1,000,000   AURORA CO MULTIFAMILY REVENUE SS.+/-                                         4.25         12/20/2040         997,140
  1,000,000   BOULDER CO (WATER REVENUE)                                                   5.60         12/01/2017       1,060,120
  1,000,000   BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
              (OTHER REVENUE,MBIA INSURED)                                                 5.50         09/01/2020       1,063,460
    500,000   CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED TAX
              SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                     5.00         12/01/2026         515,130
  1,250,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER
              REVENUE)                                                                     5.25         06/01/2021       1,279,062
  1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (PRIVATE
              SCHOOL REVENUE)                                                              7.13         12/15/2030       1,084,890
  1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
              CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                              6.25         12/15/2012       1,063,990
  3,750,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ALEXANDER
              DAWSON SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                               5.30         02/15/2029       3,834,412
    500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CEREBRAL
              PALSY PROJECT SERIES A(OTHER REVENUE)                                        6.25         05/01/2036         504,885
    500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL BANNING LEWIS (OTHER REVENUE)~~                                       6.13         12/15/2035         505,560
  1,040,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL COLLEGIATE PROJECT(EDUCATIONAL FACILITIES REVENUE, XL
              CAPITAL ASSURANCE COMPANY INSURED)                                           5.00         06/15/2019       1,073,738
    500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE)SS.                             7.00         11/01/2029         546,000
  1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)SS.             5.75         06/01/2016       1,074,640
    100,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY JOHNSON &
              WALES UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
              REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                               5.00         04/01/2023         102,118
  1,445,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PARKER CORE
              CHARTER (EDUCATIONAL FACILITIES REVENUE, XL CAPITAL ASSURANCE
              COMPANY INSURED)                                                             5.00         11/01/2024       1,476,530
  1,500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
              CHARTER SCHOOL PROJECT (LEASE REVENUE)SS.                                    6.00         12/01/2021       1,638,705
    600,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY RENAISSANCE
              SCHOOL PROJECT (LEASE REVENUE)                                               6.75         06/01/2029         539,022
  1,165,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
              COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)                                                   5.25         06/15/2024       1,218,124
    500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
              MONTESSORI EVERGREEN PROJECT                                                 6.50         12/01/2035         491,600
  1,040,000   COLORADO EXEMPLA INCORPORATED SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                                     5.50         01/01/2023       1,072,053

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLORADO (CONTINUED)
$ 1,310,000   COLORADO HOUSING & FINANCE AUTHORITY (HOUSING REVENUE)                       4.80%        05/01/2030     $ 1,307,603
  1,750,000   COLORADO HOUSING & FINANCE AUTHORITY DRIVERS SERIES 120 (HOUSING
              REVENUE)SS.+/-                                                              10.80         04/01/2011       1,801,170
    375,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING REVENUE)             6.50         08/01/2031         379,395
    150,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING REVENUE)             6.50         05/01/2016         150,956
    780,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING REVENUE)             5.25         05/01/2032         789,773
    615,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING REVENUE)             6.10         08/01/2023         638,438
  1,605,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING REVENUE)SS.+/-       6.70         08/01/2017       1,625,239
    430,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING REVENUE)             6.55         08/01/2033         439,365
    470,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C3 (HOUSING REVENUE,
              FHA INSURED)                                                                 6.38         08/01/2033         475,208
     50,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (HOUSING REVENUE,
              GENERAL OBLIGATION OF AUTHORITY)                                             7.10         06/01/2014          51,252
    595,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES E3 (HOUSING REVENUE)             6.60         08/01/2017         608,203
    300,000   COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                                 3.97         02/15/2028         300,000
  1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
              FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                      5.00         06/01/2023       1,355,666
    415,000   COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER (HEALTHCARE
              FACILITIES REVENUE)                                                          5.00         01/01/2008         416,008
  2,000,000   COLORADO PARKVIEW MEDICAL CENTER PROJECT (HEALTHCARE FACILITIES
              REVENUE)                                                                     6.50         09/01/2020       2,161,460
  1,250,000   COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HEALTHCARE
              FACILITIES REVENUE, AMBAC INSURED)                                           6.25         05/15/2011       1,375,125
    900,000   COLORADO SPRINGS CO COLORADO COLLEGE PROJECT (COLLEGE & UNIVERSITY
              REVENUE)                                                                     4.38         06/01/2026         847,953
  1,500,000   COLORADO STATE CERTIFICATE PARTNERSHIP (LEASE REVENUE, MBIA
              INSURED)                                                                     5.00         11/01/2030       1,525,650
    500,000   COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE FACILITIES
              REVENUE)                                                                     5.75         09/15/2022         505,280
    945,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              PREREFUNDED SERIES A (WATER REVENUE)SS.                                      5.13         09/01/2018         970,250
     55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              UNREFUNDED SERIES A (WATER REVENUE)                                          5.13         09/01/2018          56,098
    970,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              (WATER REVENUE)SS.                                                           5.00         09/01/2019         993,426
  1,410,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              SERIES A (WATER REVENUE)                                                     4.50         09/01/2024       1,380,771
     30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              SERIES B (OTHER REVENUE)                                                     5.00         09/01/2019          30,491
  1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING WATER
              SERIES A (WATER REVENUE)                                                     5.50         09/01/2022       1,106,640
  1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
              (WATER REVENUE)                                                              4.88         09/01/2017       1,857,874
  1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
              (WATER REVENUE)                                                              5.00         09/01/2019       1,021,580
  1,000,000   DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT
              SERIES B (RECREATIONAL FACILITIES REVENUE)                                   5.13         12/01/2017       1,011,340
  1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)                                                   5.00         11/15/2022       1,286,700
  1,500,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XL CAPITAL ASSURANCE
              COMPANY INSURED)                                                             5.00         12/01/2030       1,524,120
  1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE, FHA
              INSURED)                                                                     5.35         08/01/2018       1,503,718
  1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
              (PROPERTY TAX REVENUE, FGIC INSURED)                                         5.75         12/15/2022       1,103,380
  2,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERVICE B
              (OTHER REVENUE, MBIA INSURED)^                                               4.97         09/01/2020       1,257,300
  2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS (PROPERTY
              TAX REVENUE, STATE AID WITHHOLDING)                                          7.10         12/01/2017       3,079,650
  1,500,000   ENGLEWOOD CO MARKS APARTMENTS PROJECT GUARANTEE AGREEMENT
              (HOUSING REVENUE)                                                            6.65         12/01/2026       1,537,545
  1,000,000   FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                      5.38         06/01/2025       1,057,030
  1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION (LEASE REVENUE, AMBAC
              INSURED)SS.                                                                  5.75         12/01/2019       1,279,032

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
COLORADO (CONTINUED)
$ 1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT #RE002 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)                                                     5.25%        12/01/2021     $ 1,471,809
  1,000,000   GLENDALE CO CERTIFICATES PARTNERSHIP (LEASE REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)                                                   5.00         12/01/2025       1,027,770
  1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT PREREFUNDED (PROPERTY TAX
              REVENUE, AMBAC INSURED)                                                      5.75         12/01/2019       1,228,446
    770,000   HIGH PLAINS CO METROPOLITAN DISTRICT                                         4.38         12/01/2015         761,083
    525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 COLORADO PREREFUNDED
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                              6.50         06/15/2011         584,241
    475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 COLORADO UNREFUNDED
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                              6.50         06/15/2011         528,191
    500,000   INVERNESS WATER & SANITATION DISTRICT COLORADO ARAPAHOE & DOUGLAS
              COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)                     4.60         12/01/2019         491,140
  1,500,000   JEFFERSON COUNTY CO CERTIFICATES OF PARTICIPATION (LEASE REVENUE,
              MBIA INSURED)                                                                4.50         12/01/2020       1,473,405
  1,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)                                                     5.00         12/15/2023       1,031,280
  3,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                                6.50         12/15/2011       3,361,620
    500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                              6.00         04/01/2019         516,575
  2,000,000   METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                                5.80         12/01/2016       2,068,780
    790,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)               6.50         12/01/2016         814,277
    250,000   PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE REVENUE)           6.90         07/01/2015         253,053
    600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
              REVENUE)                                                                     7.38         09/01/2010         671,148
    500,000   TODD CREEK FARMS CO METROPOLITAN DISTRICT #1 WATER & WASTEWATER
              (WATER REVENUE)                                                              6.13         12/01/2019         502,415
  1,730,000   UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
              (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                                5.50         06/01/2019       1,833,852

                                                                                                                        81,489,113
                                                                                                                       -----------
TOTAL MUNICIPAL BONDS & NOTES (COST $78,941,134)                                                                        81,489,113
                                                                                                                       -----------

SHARES
SHORT-TERM INVESTMENTS - 0.40%
    336,256   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                336,256
                                                                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS (COST $336,256)                                                                               336,256
                                                                                                                       -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $80,193,136)*                                                      99.21%                                        $82,857,719
OTHER ASSETS AND LIABILITIES, NET                                         0.79                                             661,347
                                                                        ------                                         -----------
TOTAL NET ASSETS                                                        100.00%                                        $83,519,066
                                                                        ======                                         ===========

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~~ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $336,256.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $80,140,379 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION               $3,360,122
         GROSS UNREALIZED DEPRECIATION                 (642,782)
                                                     ----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)  $2,717,340

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 98.19%

CALIFORNIA - 0.26%
$   410,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XL
              CAPITAL ASSURANCE COMPANY INSURED)                                           5.00%        09/01/2034     $   415,572

MINNESOTA - 96.91%
    200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                          4.70         11/01/2016         196,170
    200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                          4.75         11/01/2017         195,412
    200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                          4.80         11/01/2018         195,258
    200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                          4.85         11/01/2019         194,814
  1,375,000   ANOKA COUNTY AIRPORT IMPORTATION SERIES C (AIRPORT REVENUE, XL
              CAPITAL ASSURANCE COMPANY INSURED)                                           5.00         02/01/2033       1,383,525
  2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                        5.00         02/01/2018       2,936,296
    650,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                            7.15         01/01/2020         686,075
  1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                            7.25         01/01/2032       1,581,630
  1,055,000   BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE
              FACILITIES REVENUE)SS.                                                       5.63         09/01/2021       1,079,001
  3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B (PROPERTY
              TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                         5.00         02/01/2016       3,098,880
  2,900,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B (PROPERTY
              TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                         5.00         02/01/2019       2,995,584
  3,000,000   BRECKENRIDGE MN CATHOLIC HEALTH INITIATIVES SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                          5.00         05/01/2030       3,054,300
    185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH GOLF
              COURSE (LEASE REVENUE)                                                       4.38         05/01/2024         171,036
  1,000,000   CHASKA MN GENERATING FACILITIES SERIES A (ELECTRIC REVENUE)                  5.25         10/01/2025       1,033,980
    750,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                            5.70         02/01/2017         783,382
    945,000   CHASKA MN SERIES A (ELECTRIC REVENUE)SS.                                     5.63         10/01/2014       1,006,727
    995,000   CHASKA MN SERIES A (ELECTRIC REVENUE)SS.                                     5.70         10/01/2015       1,062,889
  1,000,000   CUYUNA RANGE MN HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                                     6.00         06/01/2019       1,021,030
  1,000,000   DAKOTA COUNTY COMMUNITY MN COMMUNITY DEVELOPMENT AGENCY (SFMR, GNMA
              INSURED)                                                                     5.30         12/01/2039       1,034,760
    155,000   EAST GRAND FORKS MN (ELECTRIC REVENUE)SS.                                    5.90         02/01/2015         158,094
    255,000   EAST GRAND FORKS MN (ELECTRIC REVENUE)SS.                                    6.00         02/01/2018         259,582
    300,000   EAST GRAND FORKS MN (ELECTRIC REVENUE)SS.                                    6.10         02/01/2021         304,368
  1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A (PROPERTY TAX
              REVENUE, MBIA INSURED)                                                       5.00         02/01/2018       1,032,090
    580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HEALTHCARE
              FACILITIES REVENUE)                                                          5.10         09/01/2014         599,065
    605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HEALTHCARE
              FACILITIES REVENUE)                                                          5.20         09/01/2015         626,865
    560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HEALTHCARE
              FACILITIES REVENUE)                                                          5.30         09/01/2016         581,846
    700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)SS.       7.20         04/01/2016         789,502
    600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)SS.       7.40         04/01/2021         681,816
    585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)SS.       7.50         04/01/2031         667,257
  1,075,000   HIBBING MN DULUTH CLINIC LIMITED (HEALTHCARE FACILITIES REVENUE,
              FIRST SECURITY BANK LOC)SS.                                                  5.50         11/01/2013       1,166,128
  2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                            5.00         02/01/2017       2,886,402
  1,735,000   LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 SERIES A (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)#                                       5.00         04/01/2019       1,795,135

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$ 1,080,000   LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE)        5.25%        02/01/2016     $ 1,080,367
    500,000   LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE)        5.35         02/01/2019         500,165
    500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
              GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)                                5.25         12/01/2016         516,155
    500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
              GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)                                5.63         12/01/2022         521,415
    600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
              GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)                                5.88         12/01/2029         631,800
  4,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBSERIES
              C (AIRPORT REVENUE, FGIC INSURED)                                            5.25         01/01/2021       4,845,282
  1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                                     6.00         11/15/2023       1,070,890
  3,700,000   MINNEAPOLIS MN HEALTHCARE SYSTEMS FAIRVIEW HEALTH SERVICES
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                               5.00         11/15/2030       3,777,552
    530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A (OTHER
              REVENUE)                                                                     4.75         12/01/2015         529,661
    555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A (OTHER
              REVENUE)                                                                     4.80         12/01/2016         554,573
  2,495,000   MINNEAPOLIS MN OST ANTHONYS MILLS (MFHR, GNMA)                               5.25         06/20/2039       2,494,576
    500,000   MINNEAPOLIS MN REF ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
              REVENUE)                                                                     5.65         02/01/2027         494,695
     10,000   MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                          10.00         06/01/2013          12,135
  1,415,000   MINNEAPOLIS MN TAX INCREMENT REVENUE (TAX REVENUE)                           5.50         02/01/2022       1,393,124
  1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
              LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)                             6.00         02/01/2022       1,283,411
  2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM SERIES A (HEALTHCARE FACILITIES REVENUE)                              5.88         11/15/2010       2,150,692
  1,935,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM SERIES A (ECONOMIC DEVELOPMENT REVENUE)SS.                            6.38         11/15/2022       2,129,429
  4,265,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM PREREFUNDED SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA
              INSURED)SS.                                                                  5.50         11/15/2017       4,442,339
  1,095,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA
              INSURED)                                                                     5.50         11/15/2017       1,137,442
  1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
              RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                            7.25         11/01/2016       1,065,630
  2,000,000   MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE &
              UNIVERSITY REVENUE)                                                          5.35         03/01/2020       2,005,340
  1,000,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GENERAL OBLIGATION
              OF AGENCY)                                                                   4.75         07/01/2026         977,270
     10,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE UNIVERSITY
              SERIES 4-1                                                                   5.65         10/01/2007          10,036
    895,000   MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE & UNIVERSITY
              REVENUE)                                                                     6.75         03/01/2019         948,897
    675,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, GENERAL OBLIGATION OF
              AGENCY)                                                                      5.85         07/01/2020         679,678
    910,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)                     5.35         07/01/2017         924,724
    985,000   MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)                   5.80         07/01/2021         998,632
      5,000   MINNESOTA STATE SERIES E (HOUSING REVENUE, GENERAL OBLIGATION OF
              AGENCY)                                                                      5.90         07/01/2025           5,071
    120,000   MINNESOTA STATE SERIES M (HOUSING REVENUE, GENERAL OBLIGATION OF
              AGENCY)SS.+/-                                                                5.88         01/01/2017         122,482
  1,100,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B (PROPERTY
              TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                         5.65         02/01/2010       1,128,897
  1,650,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B (PROPERTY
              TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                         5.75         02/01/2022       1,695,853
    505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HEALTHCARE FACILITIES REVENUE)                                              5.20         12/01/2009         517,388
    725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HEALTHCARE FACILITIES REVENUE)                                              5.40         12/01/2011         744,792

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$   500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A (HOUSING
              REVENUE)                                                                     5.30%         12/01/2010    $    512,765
  1,135,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                                   7.10          08/01/2011       1,222,418
    250,000   MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES CROSSOVER
              SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                     5.00          12/01/2022         248,882
    750,000   MOOSE LAKE MN COMMUNITY HOSPITAL HEALTH FACILITIES CROSSOVER SERIES A
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                              5.10          12/01/2024         747,840
  1,430,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                             5.38          02/01/2017       1,506,691
  2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                             5.38          02/01/2019       2,149,405
    560,000   MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP PROJECT SERIES A
              (LEASE REVENUE)                                                              6.25          10/01/2019         573,966
  1,000,000   NEW BRIGHTON MN SERIES A (TAX ALLOCATION REVENUE, MBIA INSURED)%%            5.00          02/01/2032       1,025,590
  1,000,000   NEW HOPE MN MASONIC HOME NORTH RIDGE (HEALTHCARE FACILITIES REVENUE)         5.90          03/01/2019       1,023,820
  2,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST SECURITY
              BANK LOC)                                                                    5.40          01/01/2015       2,095,420
  1,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST SECURITY
              BANK LOC)                                                                    5.30          01/01/2021       1,035,240
    360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)             5.90          02/01/2018         376,279
    455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)             6.00          02/01/2022         474,774
    500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                          6.00          05/01/2026         494,810
    500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                          6.25          05/01/2035         494,020
  1,000,000   PINE CITY MN NORTH BRANCH SERIES A (HEALTHCARE FACILITIES REVENUE,
              GNMA INSURED)                                                                5.00          10/20/2047       1,007,100
  1,475,000   PINE COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY PUBLIC PROJECT REVENUE
              (LEASE REVENUE)                                                              5.00          02/01/2028       1,465,117
  1,890,000   RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX REVENUE)           5.00          02/01/2017       1,964,523
    300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT SERIES A
              (HOUSING REVENUE)SS.                                                         6.63          01/01/2019         322,557
  2,805,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                            5.00          02/01/2019       2,897,621
  1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                             5.60          02/01/2018       1,241,999
  2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                             5.63          02/01/2020       3,015,797
  1,650,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HEALTHCARE
              FACILITIES REVENUE)                                                          5.90          11/15/2009       1,747,218
  2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HEALTHCARE
              FACILITIES REVENUE)                                                          5.90          11/15/2010       2,145,960
  2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^                            4.01          04/01/2009       1,794,860
  2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^                            4.09          04/01/2011       1,652,980
  1,000,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES
              REVENUE)                                                                     5.25          09/01/2034       1,014,720
  5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE, MBIA
              INSURED)^                                                                    4.88          01/01/2020       2,628,250
  1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HEALTHCARE
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                                 5.75          05/01/2010       1,415,781
  1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HEALTHCARE
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                                 5.38          05/01/2011       1,846,337
  4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HEALTHCARE
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                                 5.75          05/01/2026       5,184,952

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$ 2,025,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                             5.45%         02/01/2013    $  2,093,870
  1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                            5.00          02/01/2018       1,087,170
  2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                            5.00          02/01/2019       2,066,040
    225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING
              REVENUE)                                                                     5.00          02/01/2012         228,793
    200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING
              REVENUE)                                                                     5.00          02/01/2013         203,266
    225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING
              REVENUE)                                                                     5.00          02/01/2014         227,354
    200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING
              REVENUE)                                                                     5.00          02/01/2015         201,854
  1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                          5.25          05/15/2018       1,717,306
  3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                          5.30          05/15/2028       3,016,800
  2,500,000   ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE)                                                     5.50          10/01/2024       2,567,075
     10,000   ST. PAUL MN PORT AUTHORITY (AIRPORT REVENUE)                                 7.10          07/01/2008          10,623
     20,000   ST. PAUL MN PORT AUTHORITY OFFICE BUILDING (LEASE REVENUE)                   5.25          12/01/2027          20,828
     95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HEALTHCARE
              FACILITIES REVENUE)                                                          6.63          06/01/2020         101,298
     20,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HEALTHCARE
              FACILITIES REVENUE)                                                          6.63          06/01/2020          21,326
  1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT
              HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)                         5.13          12/01/2024       1,011,340
  1,050,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT
              HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)                         5.25          12/01/2026       1,071,430
  1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                                   5.75          07/01/2011       1,080,520
  2,795,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                                   5.75          07/01/2017       3,155,164
  7,285,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                                   5.50          07/01/2021       8,086,641
    400,000   VIRGINIA MN HOUSING & RDA (LEASE REVENUE)                                    5.13          10/01/2020         401,196
  2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)                5.25          10/01/2025       2,095,905
     25,000   WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A (HOUSING
              REVENUE, GNMA INSURED)                                                       5.55          08/20/2028          25,482
    240,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT REVENUE,
              MBIA INSURED)                                                                9.75          01/01/2016         338,426
  2,440,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)         6.38          01/01/2016       2,682,414

                                                                                                                        155,489,105
                                                                                                                       ------------

PUERTO RICO - 1.02%
  1,550,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SENIOR NOTES
              SERIES B (OTHER REVENUE)                                                     5.00          12/01/2014       1,595,213
     20,000   PUERTO RICO ELECTRIC POWER AUTHORITY (ELECTRIC PLANT REVENUE, MBIA
              INSURED)                                                                     5.00          07/01/2016          21,254
     25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                               5.25          07/01/2022          26,438
      5,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL ROAD
              REVENUE, MBIA INSURED)                                                       5.25          07/01/2010           5,239

                                                                                                                          1,648,144
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $151,056,143)                                                                       157,552,821
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                VALUE
SHORT-TERM INVESTMENTS - 0.28%
    445,064   WELLS FARGO MINNESOTA TAX FREE TRUST~++                                                                  $    445,064
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $445,064)                                                                                445,064
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $151,501,207)*                                   98.47%                                                          $157,997,885
OTHER ASSETS AND LIABILITIES, NET                       1.53                                                              2,449,423
                                                      ------                                                           ------------
TOTAL NET ASSETS                                      100.00%                                                          $160,447,308
                                                      ======                                                           ============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $445,064.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $151,780,470 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                    $6,812,404
         GROSS UNREALIZED DEPRECIATION                      (594,989)
                                                          ----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)       $6,217,415

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 97.22%

ALASKA - 1.78%
$   710,000   ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)          7.00%         07/01/2009    $    743,469
  1,000,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK                               6.20          06/01/2022       1,040,380

                                                                                                                          1,783,849
                                                                                                                       ------------

ARIZONA - 1.71%
  1,000,000   MOHAVE COUNTY AZ IDA CORRECTIONAL FACILITIES MOHAVE PRISON PROJECT
              SERIES A (LEASE REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)               5.00          04/01/2009       1,026,290
    690,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER REVENUE)             4.85          07/15/2012         688,199

                                                                                                                          1,714,489
                                                                                                                       ------------

ARKANSAS - 0.69%
    710,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
              LABORATORY (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                    3.90          12/01/2024         693,826
                                                                                                                       ------------

CALIFORNIA - 1.75%
    890,000   COMPTON CA USD 2002 ELECTION SERIES D (PROPERTY TAX REVENUE, AMBAC
              INSURED)^                                                                    4.25          06/01/2011         725,065
    500,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART TRANSIT SERIES A (MFHR)SS.+/-      3.95          04/15/2046         498,730
    500,000   SANTA CLARA CA RDA BAYSHORE NORTH PROJECT (TAX REVENUE, AMBAC INSURED)       7.00          07/01/2010         532,700

                                                                                                                          1,756,495
                                                                                                                       ------------

COLORADO - 10.05%
  1,500,000   AURORA CO MULTIFAMILY REVENUE SS.+/-                                         4.25          12/20/2040       1,495,710
  1,000,000   COLORADO CATHOLIC HEALTH INITIATIVES SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                                     5.50          12/01/2008       1,035,000
    110,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
              RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                                   5.85          06/01/2008         107,355
  1,125,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE CHARTER
              SCHOOL PROJECT (LEASE REVENUE)                                               5.25          12/01/2011       1,165,770
    130,000   COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)                6.00          12/01/2006         131,099
    455,000   COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)                6.25          12/01/2010         489,302
    410,000   COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HEALTHCARE FACILITIES
              REVENUE)                                                                     5.30          09/15/2009         410,275
  1,000,000   COLORADO STUDENT OBLIGATION AUTHORITY STUDENT LOAN SERIES II-B (HIGHER
              EDUCATION FACILITIES AUTHORITY REVENUE, GUARANTEED STUDENT LOANS)            6.20          12/01/2008       1,007,280
    770,000   DENVER CITY & COUNTY CO (HOUSING REVENUE)                                    7.00          08/01/2010         819,696
    780,000   EAGLE COUNTY CO AIPORT TERMINAL PROJECT SERIES A (AIRPORT REVENUE)           5.00          05/01/2011         784,508
    405,000   HIGHLANDS RANCH METRO DISTRICT #2 COLORADO PREREFUNDED (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                            6.50          06/15/2009         434,168
    370,000   HIGHLANDS RANCH METRO DISTRICT #2 COLORADO UNREFUNDED BALANCE
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                              6.50          06/15/2009         396,411
    620,000   MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A (HEALTHCARE
              FACILITIES REVENUE,RADIAN INSURED)                                           5.00          12/01/2008         633,181
    650,000   MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A (HEALTHCARE
              FACILITIES REVENUE,RADIAN INSURED)                                           5.50          12/01/2009         677,469
    460,000   MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A (HEALTHCARE
              FACILITIES REVENUE,RADIAN INSURED)                                           5.50          12/01/2010         483,915

                                                                                                                         10,071,139
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
DISTRICT OF COLUMBIA - 1.35%

$ 1,000,000   DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         5.50%         06/01/2014    $  1,047,560
    300,000   DISTRICT OF COLUMBIA SERIES B-1 (PROPERTY TAX REVENUE, AMBAC INSURED)        5.50          06/01/2008         308,895

                                                                                                                          1,356,455
                                                                                                                       ------------

FLORIDA - 5.25%
    845,000   BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                               5.00          11/01/2012         870,772
    110,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                          6.00          11/15/2009         113,647
    500,000   BROWARD COUNTY FL PASSENGER FACILITIES CONVERSION LIEN SERIES H-1
              (AIRPORT REVENUE, AMBAC INSURED)                                             5.25          10/01/2012         513,845
    500,000   EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT SERIES B (SPECIAL TAX
              REVENUE)                                                                     5.00          05/01/2011         499,965
  1,000,000   FLORIDA SERIES 3 (HOUSING REVENUE)                                           5.00          01/01/2036       1,025,460
    705,000   HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                       6.20          12/01/2008         722,801
    500,000   MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A (LEASE REVENUE, MBIA
              INSURED)SS.                                                                  5.00          08/01/2027         510,275
  1,000,000   VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES REVENUE LOC)
              SS.+/-                                                                       4.40          12/01/2028       1,000,000

                                                                                                                          5,256,765
                                                                                                                       ------------

GEORGIA - 0.10%
     95,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY SERIES V (ELECTRIC
              REVENUE, GENERAL OBLIGATION OF PARTICIPANTS)                                 6.40          01/01/2007          96,233
                                                                                                                       ------------

ILLINOIS - 5.45%
  1,050,000   AURORA IL (TAX ALLOCATION REVENUE)                                           5.00          12/30/2010       1,051,680
  1,200,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                     5.38          01/01/2013       1,262,424
    740,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HEALTHCARE
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                                 6.13          04/01/2012         784,925
    500,000   ILLINOIS METHODIST MEDICAL CENTER (HEALTH FACILITIES FINANCING
              AUTHORITY REVENUE, MBIA INSURED)                                             5.50          11/15/2010         520,815
    800,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                        5.75          01/01/2010         845,072
  1,000,000   WILL COUNTY IL SCHOOL DISTRICT #086 JOLIET DEBT CERTIFICATES
              (EDUCATIONAL FACILITIES REVENUE)                                             4.38          12/01/2009       1,000,710

                                                                                                                          5,465,626
                                                                                                                       ------------

INDIANA - 1.70%
    815,000   DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT SCHOOL
              BUILDING CORPORATION FIRST MORTGAGE (LEASE REVENUE)SS.                       5.20          09/15/2008         831,235
    850,000   INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE)       5.00          07/01/2012         875,126

                                                                                                                          1,706,361
                                                                                                                       ------------

IOWA - 2.67%
  1,500,000   TOBACCO SETTLEMENT AUTHORITY OF IOWA ASSET BACKED SERIES B SS.               5.60          06/01/2035       1,614,330
  1,000,000   TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                                5.50          06/01/2011       1,063,600

                                                                                                                          2,677,930
                                                                                                                       ------------

KANSAS - 1.39%
  1,400,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                          3.75          12/01/2012       1,388,562
                                                                                                                       ------------

MARYLAND - 2.08%
  1,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS APARTMENT
              PROJECT SERIES A (MFHR, FNMA INSURED)SS.                                     4.90          05/15/2031       1,024,600
  1,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES SERIES D (HOUSING REVENUE)        5.75          07/01/2029       1,056,150

                                                                                                                          2,080,750
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MASSACHUSETTS - 4.25%
$   615,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS
              (ELECTRIC REVENUE)                                                            5.13%        12/01/2011    $    628,309
  1,000,000   MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES TAX REVENUE)         5.25         06/15/2011       1,037,620
  1,000,000   MASSACHUSETTS STATE HOUSING FINANCE AGENCY INSURED CONSTRUCTION LOAN
              NOTES SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)                     4.13         06/01/2009       1,000,360
    500,000   MASSACHUSETTS STATE SERIES A (OTHER REVENUE)                                  5.25         01/01/2009         515,705
  1,000,000   MASSACHUSETTS STATE SERIES A (PROPERTY TAX REVENUE)SS.                        6.00         02/01/2010       1,077,510

                                                                                                                          4,259,504
                                                                                                                       ------------
MICHIGAN - 1.23%
    300,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION GROUP
              SERIES A (HOSPITAL REVENUE)SS.                                                5.13         11/01/2029         311,031
    415,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
              (HEALTHCARE FACILITIES REVENUE)                                               5.25         11/15/2006         417,067
    500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED OBLIGATION
              BENTON HARBOR PROJECT (MULTI-FAMILY HOUSING REVENUE, FIFTH THIRD BANK
              LOC)SS.+/-#                                                                   4.35         06/01/2041         499,715

                                                                                                                          1,227,813
                                                                                                                       ------------

MINNESOTA - 2.15%
    405,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                                      5.00         11/15/2008         412,533
    140,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
              LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)                              5.00         02/01/2007         140,605
    225,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
              LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)                              5.00         02/01/2008         226,895
    365,000   MINNESOTA STATE STATE SCHOLASTICAL SERIES 5J (COLLEGE & UNIVERSITY
              REVENUE)                                                                      4.88         12/01/2007         368,062
    450,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)          6.38         01/01/2016         494,707
    500,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
              AMBAC INSURED)                                                                5.40         01/01/2009         512,705

                                                                                                                          2,155,507
                                                                                                                       ------------
MISSISSIPPI - 0.97%
  1,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT INCORPORATED
              PROJECT (SOLID WASTE REVENUE)SS.+/-                                           3.35         03/01/2029         968,890
                                                                                                                       ------------
MONTANA - 0.77%
    740,000   MONTANA STATE BOARD OF HOUSING SERIES A (HOUSING REVENUE)                     5.60         12/01/2035         772,123
                                                                                                                       ------------
NEVADA - 2.49%
    260,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121 SERIES B (SPECIAL
              FACILITIES REVENUE)                                                           4.60         12/01/2011         258,268
    540,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121 SERIES B (SPECIAL
              FACILITIES REVENUE)                                                           4.70         12/01/2012         537,613
    300,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121 SERIES B (STATE &
              LOCAL GOVERNMENTS)                                                            4.80         12/01/2013         298,509
    750,000   NORTH LAS VEGAS NV LINE OF CREDIT IMPROVEMENT SPECIAL IMPROVEMENT
              DISTRICT #60 SERIES B (SPECIAL FACILITIES REVENUE)                            4.70         12/01/2012         744,645
    645,000   SPARKS NV RDA SERIES A (TAX INCREMENTAL REVENUE, RADIAN INSURED)              5.10         01/15/2008         654,798

                                                                                                                          2,493,833
                                                                                                                       ------------
NEW JERSEY - 2.34%
  1,500,000   BAYONNE NJ (GENERAL OBLIGATION - STATES, TERRITORIES)                         5.00         10/27/2006       1,500,975
    500,000   MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX REVENUE)              6.13         01/01/2025         503,125
    225,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL (TOLL
              ROAD REVENUE)                                                                 6.20         01/01/2010         237,139
    100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)              5.00         06/01/2013         100,986

                                                                                                                          2,342,225
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
NEW YORK - 6.52%
$ 1,500,000   BREWSTER NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                    4.50%        03/16/2007    $  1,503,000
    800,000   NEW YORK NY CITY IDA SPECIAL NEEDS FACILITIES POOLED PROGRAM C-1
              (IDR, ACA INSURED)                                                            4.35         07/01/2011         796,088
     40,000   NEW YORK NY PREREFUNDED SERIES D (PROPERTY TAX REVENUE, FGIC INSURED)         5.25         08/01/2006          40,048
    160,000   NEW YORK NY UNREFUNDED BALANCE SERIES D (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                                      5.25         08/01/2006         160,197
  1,000,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NEW YORK UNIVERSITY
              SERIES A (OTHER REVENUE)                                                      5.50         05/15/2013       1,069,430
  1,000,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE & UNIVERSITY
              REVENUE, CIFG INSURED)SS.+/-                                                  6.00         11/15/2023       1,095,520
    520,000   NIAGARA NY FRONTIER TRANSIT AUTHORITY - BUFFALO NIAGARA
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)                5.75         04/01/2011         543,691
  1,000,000   PORT AUTHORITY NEW YORK & NEW JERSEY JFK INTERNATIONAL AIR TERMINAL
              SERIES 6 (AIRPORT REVENUE, MBIA INSURED)                                      6.25         12/01/2011       1,089,960
    240,000   WESTCHESTER COUNTY NY IDA SPECIAL NEEDS FACILITIES POOLED PROGRAM E-1
              (INDUSTRIAL DEVELOPMENT REVENUE, ACA INSURED)                                 4.35         07/01/2011         239,040

                                                                                                                          6,536,974
                                                                                                                       ------------
OHIO - 1.41%
     90,000   AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE REVENUE)
              SS.+/-                                                                        6.50         12/01/2007          92,755
  1,000,000   FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT (IDR)                    5.13         10/01/2008       1,024,160
    300,000   FRANKLIN COUNTY OH CITIZENS UTILITY COMPANY PROJECT (IDR)SS.+/-               4.75         08/01/2015         299,013

                                                                                                                          1,415,928
                                                                                                                       ------------
OREGON - 0.54%
    535,000   GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
              (TAX INCREMENTAL REVENUE)                                                     5.00         08/01/2008         539,836
                                                                                                                       ------------
PENNSYLVANIA - 1.97%
  1,000,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
              AIRPORT (AIRPORT REVENUE, FGIC INSURED)                                       6.00         01/01/2013       1,061,670
    895,000   MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
              (HOSPITAL REVENUE, ACA INSURED)                                               5.00         10/01/2011         915,460

                                                                                                                          1,977,130
                                                                                                                       ------------
PUERTO RICO - 0.52%
    500,000   CHILDREN'S TRUST FUND PUERTO RICOSS.                                          5.75         07/01/2010         518,400
                                                                                                                       ------------
RHODE ISLAND - 1.38%
    320,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                                      4.50         09/01/2006         320,378
    335,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                                      4.50         09/01/2007         337,630
    350,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                                      4.50         09/01/2008         354,406
    365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                                      4.50         09/01/2009         370,723

                                                                                                                          1,383,137
                                                                                                                       ------------
SOUTH CAROLINA - 2.91%
  1,000,000   BERKELEY COUNTY SC SCHOOL DISTRICT CERTIFICATES PARTNERSHIP BERKELEY
              SCHOOL FACILITIES GROUP INCORPORATED (LEASE REVENUE, MBIA INSURED)            5.15         02/01/2008       1,015,270
    600,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^        9.77         01/01/2028          80,850
    790,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE
              SERIES A2 (SFHR, FIRST SECURITY BANK LOC)                                     4.70         07/01/2020         793,594
  1,000,000   SOUTH CAROLINA STATE PUBLIC SERVICES SERIES A (ELECTRIC REVENUE,
              MBIA INSURED)                                                                 4.90         01/01/2011       1,023,010

                                                                                                                          2,912,724
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
SOUTH DAKOTA - 3.70%
$   940,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                            6.00%        01/01/2009    $    966,799
    830,000   LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                           5.15         05/01/2014         816,820
  1,000,000   RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY CERTIFICATIONS
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                               5.00         01/01/2009       1,018,460
    500,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, AMBAC INSURED)SS.+/-          4.00         07/01/2031         499,995
    395,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              (HEALTHCARE FACILITIES REVENUE, ACA INSURED)                                  5.20         04/01/2008         401,648

                                                                                                                          3,703,722
                                                                                                                       ------------
TENNESSEE - 2.46%
    335,000   JACKSON TN (WATER & WASTEWATER AUTHORITY REVENUE)                             6.30         07/01/2011         354,316
  2,000,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
              BAPTIST MEMORIAL HEALTHCARESS.+/-                                             5.00         09/01/2020       2,037,160
     75,000   TENNESSEE STATE SERIES A (OTHER REVENUE)                                      5.00         05/01/2007          75,753

                                                                                                                          2,467,229
                                                                                                                       ------------
TEXAS - 14.00%
  1,000,000   DALLAS FORT WORTH TX (AIRPORT REVENUE)                                        5.00         11/01/2007       1,010,620
    170,000   DENISON HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE, HUD
              INSURED)                                                                      5.00         10/01/2009         171,824
    340,000   DUNCANVILLE TX HOSPITAL AUTHORITY - METHODIST HOSPITALS DALLAS PROJECT
              (HOSPITAL REVENUE, GENERAL OBLIGATION OF HOSPITAL)                            9.00         01/01/2010         372,752
  2,000,000   EL PASO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                             5.00         02/15/2012       2,045,580
    240,000   HARLANDALE TX INDEPENDENT SCHOOL DISTRICT (LEASE REVENUE)                     5.20         10/15/2006         240,847
    465,000   HOUSTON TX (AIRPORT REVENUE)                                                  6.25         07/01/2012         495,867
  1,060,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA INSURED)
              SS.+/-                                                                        6.75         06/01/2033       1,116,212
    430,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
              SYSTEMS OF EAST TEXAS (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)         5.00         02/15/2008         435,173
    480,000   LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)                        5.00         08/15/2007         482,765
    795,000   MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION (HEALTHCARE
              FACILITIES REVENUE, AMBAC INSURED)^                                           5.05         06/01/2007         759,694
    580,000   NORTEX HOUSING FINANCE CORPORATION TX SUB CLASS B (SFMR)                      5.50         01/01/2038         576,073
  3,000,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA INSURED)        6.00         09/01/2010       3,200,550
  1,025,000   TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS ASMARA PROJECT SERIES
              A (HOUSING REVENUE)SS.                                                        6.40         01/01/2027       1,058,364
    500,000   TEXAS STATE AFFORDABLE HOUSING CORPORATION (STATE AGENCY HOUSING
              REVENUE, GNMA INSURED)                                                        5.50         09/01/2038         526,315
  1,500,000   TEXAS STATE WATER FINANCIAL ASSISTANCE SERIES A & C (OTHER REVENUE)           5.38         08/01/2013       1,539,615

                                                                                                                         14,032,251
                                                                                                                       ------------
VIRGINIA - 0.97%
  1,000,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE
              (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                            3.93         01/01/2013         971,470
                                                                                                                       ------------
WASHINGTON - 8.26%
  1,000,000   COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #1 DISTRIBUTION SYSTEMS
              (ELECTRIC REVENUE, AMBAC INSURED)                                             5.25         09/01/2009       1,038,620
  1,000,000   KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX REVENUE)           6.38         12/01/2008       1,033,260
    950,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                                  5.13         09/01/2009         961,979
  1,345,000   SKAGIT COUNTY WA PUBLIC HOSPITAL DISTRICT (HEALTHCARE FACILITIES
              REVENUE, GENERAL OBLIGATION OF DISTRICT)                                      4.75         12/01/2007       1,349,896

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
WASHINGTON (CONTINUED)
$  695,000    TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION (ELECTRIC
              REVENUE)                                                                      4.20%        01/01/2008    $    698,920
   555,000    TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION (ELECTRIC
              REVENUE)                                                                      4.20         07/01/2008         558,818
 1,000,000    VANCOUVER WA BOARD ANTICIPATION NOTES VILLAGE PARK APARTMENTS
              (HOUSING REVENUE)                                                             4.20         03/01/2008         995,290
   395,000    WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #1 SERIES
              B (ELECTRIC REVENUE)                                                          7.25         07/01/2009         413,751
 1,155,000    WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                                 6.25         02/01/2011       1,223,076

                                                                                                                          8,273,610
                                                                                                                       ------------
WEST VIRGINIA - 0.88%
   200,000    KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                             7.38         09/01/2011         230,450
   615,000    WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN PROGRAM
              (SEWER REVENUE)                                                               7.10         11/01/2009         646,765

                                                                                                                            877,215
                                                                                                                       ------------
WISCONSIN - 1.53%
 1,500,000    WISCONSIN STATE HOSPITAL GUNDERSEN LUTHERAN SERIES A (HOSPITAL
              REVENUE, FIRST SECURITY BANK LOC)                                             5.00         02/15/2009       1,537,335
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $97,918,458)                                                                         97,415,336
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 2.54%

COMMERCIAL PAPER - 1.49%
   500,000    GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                       3.75         08/01/2006         500,000
 1,000,000    GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                       4.10         08/01/2006       1,000,000

                                                                                                                          1,500,000
                                                                                                                       ------------

SHARES
MUTUAL FUNDS - 1.05%
 1,049,744    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                               1,049,744
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,549,744)                                                                            2,549,744
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $100,468,202)*                             99.76%                                                                $ 99,965,080
OTHER ASSETS AND LIABILITIES, NET                 0.24                                                                      240,502
                                                ------                                                                 ------------
TOTAL NET ASSETS                                100.00%                                                                $100,205,582
                                                ======                                                                 ============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,049,744.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $100,476,326 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                                $ 302,192
         GROSS UNREALIZED DEPRECIATION                                 (813,438)
                                                                      ---------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                   $(511,246)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 0.96%
    176,100   DREYFUS MUNICIPAL INCOME INCORPORATED                                                                    $  1,519,743
     35,082   NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                      500,620
     44,862   NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND INCORPORATED                                                        629,414

TOTAL INVESTMENT COMPANIES (COST $2,342,514)                                                                              2,649,777
                                                                                                                       ------------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 96.53%

ALABAMA - 1.45%
$   800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES A (WATER
              REVENUE, AMBAC INSURED)                                                       4.85%        08/15/2022         804,360
  1,815,000   ALABAMA STATE BOARD OF EDUCATION JOHN C. CALHOUN COMMUNITY COLLEGE
              SERIES A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                         5.25         05/01/2023       1,910,614
  1,315,000   WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC GASTON
              PROJECT SERIES A (IDR, AMBAC INSURED)+/-SS.                                   4.55         06/01/2019       1,303,547

                                                                                                                          4,018,521
                                                                                                                       ------------
ALASKA - 0.37%
  1,000,000   ANCHORAGE AL ELECTRIC SENIOR LIEN SERIES A (ELECTRIC REVENUE, MBIA
              INSURED)                                                                      5.00         12/01/2021       1,031,800
                                                                                                                       ------------
ARIZONA - 3.43%
    500,000   CHANDLER AZ (FUEL SALES TAX REVENUE)                                          6.00         07/01/2011         545,645
    630,000   GLENDALE AZ IDA MIDWESTERN SERIES A (COLLEGE & UNIVERSITY REVENUE,
              CONNIE LEE INSURANCE COMPANY INSURED)                                         6.00         05/15/2026         643,532
    200,000   MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 ALHAMBRA (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                         5.50         07/01/2013         216,894
  1,095,000   MARICOPA COUNTY AZ HIGH SCHOOL DISTRICT #210 PHOENIX SCHOOL
              IMPROVEMENT-SERIES C (PROPERTY TAX REVENUE, MBIA INSURED)%%                   4.25         07/01/2015       1,096,621
  1,860,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL REVENUE)              5.00         07/01/2016       1,885,556
    810,000   MARICOPA COUNTY AZ IDA GRAND VICTORIA HOUSING LLC PROJECT SERIES B
              (HOUSING REVENUE)                                                            10.00         05/01/2031         811,612
    750,000   MARICOPA COUNTY AZ IDA WISPERING PALMS APARTMENTS SERIES A (HOUSING
              REVENUE, MBIA INSURED)                                                        5.85         07/01/2019         761,408
    215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE REVENUE, ACA
              INSURED)                                                                      5.63         07/01/2010         225,535
    250,000   PHOENIX AZ IDA CAPITAL MALL LLC PROJECT (LEASE REVENUE, AMBAC
              INSURED)SS.                                                                   5.38         09/15/2022         263,793
     40,000   PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA INSURED)             5.30         04/01/2020          40,251
  1,775,000   PRESCOTT AZ MUNICIPAL PROPERTY CORPORATION SERIES 2004 (SALES TAX
              REVENUE, MBIA INSURED)                                                        5.00         07/01/2029       1,810,180
    300,000   SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)                      5.25         07/01/2017         314,355
    500,000   TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)                 7.00         07/01/2012         576,465
    275,000   UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE & UNIVERSITY REVENUE)         6.00         06/01/2010         295,295

                                                                                                                          9,487,142
                                                                                                                       ------------
ARKANSAS - 0.71%
  2,000,000   CABOT AR SALES & USE TAX                                                      4.60         12/01/2025       1,960,160
                                                                                                                       ------------
CALIFORNIA - 12.58%
  2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT LOAN
              PROGRAM SERIES D-2 (COLLEGE & UNIVERSITY REVENUE, GUARANTEED STUDENT
              LOANS)                                                                        7.85         07/01/2025       2,587,900
  2,800,000   CALIFORNIA STATE (GENERAL OBLIGATION)                                         5.00         03/01/2025       2,866,668

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-SS.                4.50%        05/15/2029    $    500,000
    500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                     4.40         05/15/2029         500,000
  2,000,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC
              INSURED)                                                                      5.00         06/01/2031       2,032,780
  2,285,000   EL CENTRO CA FINANCING AUTHORITY SERIES A (WATER REVENUE, FIRST
              SECURITY BANK LOC)                                                            5.00         10/01/2026       2,343,839
  1,000,000   HAYWARD CA REDEVELOPMENT AGENCY TAX ALLOCATION DOWNTOWN HAYWARD
              REDEVELOPMENT PROJECT (TAX ALLOCATION REVENUE, XL CAPITAL ASSURANCE
              COMPANY INSURED)                                                              5.00         03/01/2036       1,011,400
  6,900,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS SERIES A6
              (WATER REVENUE)+/-SS.++                                                       6.98         08/10/2018       8,564,970
  1,020,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
              FACILITY (SOLID WASTE REVENUE)                                                5.30         02/15/2012       1,036,881
    760,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                       5.75         12/01/2012         785,460
    205,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED
              PROJECT (AIRPORT REVENUE)                                                     8.00         07/01/2013         232,726
  1,000,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)          4.50         03/01/2011         985,060
  2,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE REVENUE REF
              SOUTHERN CA LOGISTICS (AIRPORT REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)                                                                      5.00         12/01/2036       2,026,460
  3,310,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY REF SOUTHERN CA AIRPORT
              AUTHORITY PJ (AIRPORT REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)          5.00         12/01/2036       3,348,595
  4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, GUARANTEED STUDENT
              LOANS)                                                                        5.88         01/01/2018       4,991,666
  1,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XL
              CAPITAL ASSURANCE COMPANY INSURED)                                            5.00         09/01/2026       1,017,800

                                                                                                                         34,832,205
                                                                                                                       ------------

COLORADO - 5.48%
    650,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
              BANNING LEWIS (OTHER REVENUE)~~                                               6.13         12/15/2035         657,228
    200,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
              CORE KNOWLEDGE PROJECT (LEASE REVENUE)SS.                                     7.00         11/01/2029         218,400
    500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL MONTESSORI
              EVERGREEN PROJECT                                                             6.50         12/01/2035         491,600
     55,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING REVENUE)              7.15         11/01/2014          56,031
    520,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING REVENUE)              7.10         04/01/2017         533,515
    745,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (SFHR)                         6.90         04/01/2029         756,682
  1,070,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES A2
              (SFHR, MBIA INSURED)                                                          6.50         08/01/2031       1,082,540
  1,725,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES B3
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)                                    6.70         08/01/2017       1,746,752
    800,000   COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS
              (HOUSING REVENUE, FNMA INSURED)+/-SS.                                         3.97         02/15/2028         800,000
  1,800,000   COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE FACILITIES
              REVENUE)                                                                      5.70         09/15/2023       1,825,794
    500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
              (HOUSING REVENUE, FHA INSURED)                                                5.75         10/01/2027         509,135
    820,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A (AIRPORT
              REVENUE)                                                                      5.15         05/01/2017         815,637
  3,245,000   LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS (LEASE
              REVENUE)                                                                      5.13         12/01/2018       3,375,968
    795,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)                6.50         12/01/2016         819,430
    420,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE)          7.38         09/01/2010         469,804
  1,000,000   UNIVERSITY NORTHERN COLORADO (COLLEGE & UNIVERSITY REVENUE, FIRST
              SECURITY BANK LOC)                                                            5.00         06/01/2024       1,031,170

                                                                                                                         15,189,686
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
DISTRICT OF COLUMBIA - 0.91%
$ 3,850,000   DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL (TAX
              INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^                                4.84%        07/01/2015    $  2,516,321

FLORIDA - 3.55%
  2,000,000   BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
              FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                             4.45         12/01/2028       2,000,000
  1,750,000   COLLIER COUNTY FL IDA NAPLES COMMUNITY HOSPITAL INCORPORATED PROJECT
              (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-SS.                              4.65         10/01/2034       1,719,988
    500,000   FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)          5.90         02/01/2030         511,235
    500,000   MEDITERRANEAN COMMUNITY DEVELOPMENT DISTRICT FLORIDA SPECIAL
              ASSESSMENT SERIES A (SPECIAL TAX REVENUE)                                     5.60         05/01/2037         501,455
  2,605,000   PALM BEACH COUNTY SERIES A (HOUSING REVENUE, GNMA INSURED)                    4.85         04/01/2032       2,604,687
  2,000,000   VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES REVENUE
              LOC)+/-SS.                                                                    4.45         12/01/2028       2,000,000
    500,000   WINTER GARDEN VILLAGE AT FOWLER GROVES COMMUNITY DEVELOPMENT DISTRICT
              FLORIDA (SPECIAL TAX REVENUE)                                                 5.65         05/01/2037         502,995

                                                                                                                          9,840,360
                                                                                                                       ------------

GEORGIA - 1.33%
  1,000,000   ATLANTA GA SERIES A (AIRPORT REVENUE, FGIC INSURED)SS.                        5.75         01/01/2020       1,060,660
  2,000,000   ATLANTA GA SERIES F (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                5.25         01/01/2016       2,099,240
    500,000   FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C (HOUSING
              REVENUE)SS.                                                                   6.90         07/01/2008         526,695

                                                                                                                          3,686,595
                                                                                                                       ------------

GUAM - 0.02%
     60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE BACKED SECURITIES SERIES
              A (HOUSING REVENUE, FHLMC INSURED)                                            5.75         09/01/2031          65,379
                                                                                                                       ------------

HAWAII - 0.04%
    105,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
              (HOUSING REVENUE, FNMA INSURED)                                               5.75         07/01/2030         105,441
                                                                                                                       ------------

IDAHO - 0.27%
     75,000   AMMON ID URBAN RENEWAL AGENCY TAX INCREMENTAL SERIES B (TAX
              INCREMENTAL REVENUE)SS.                                                       6.00         08/01/2014          75,123
    270,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING REVENUE, FHA
              INSURED)                                                                      6.15         01/01/2028         276,048
    200,000   IDAHO HOUSING AGENCY SERIES C-2 (HOUSING REVENUE)                             6.35         07/01/2015         200,998
    150,000   IDAHO IHC HOSPITALS INCORPORATED (HEALTHCARE FACILITIES REVENUE)+/-SS.        6.65         02/15/2021         185,078

                                                                                                                            737,247
                                                                                                                       ------------

ILLINOIS - 7.50%
    500,000   CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA INSURED)           6.13         06/01/2039         515,515
  2,250,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE)SS.                             5.38         07/01/2019       2,404,980
    500,000   DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT (SPECIAL
              TAX REVENUE)                                                                  5.63         03/01/2036         493,630
    228,765   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
              REHABILITATION SERIES A                                                       7.88         07/01/2020         198,291
    170,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY & URBAN DEVELOPMENT
              (HOUSING REVENUE, HUD INSURED)SS.                                             7.00         07/01/2017         171,875
  4,000,000   ILLINOIS OSF HEALTHCARE SYSTEM (HEALTHCARE FACILITIES REVENUE)SS.             6.25         11/15/2029       4,322,200
    500,000   JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT #165
              (PROPERTY TAX REVENUE, AMBAC INSURED)SS.                                      6.25         12/01/2015         535,105
  1,500,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL SPECIAL
              OBLIGATION SERIES A (WATER REVENUE)                                           5.00         05/01/2014       1,581,075
  7,350,000   REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX REVENUE, FGIC
              INSURED)                                                                      7.75         06/01/2019       9,348,538

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
ILLINOIS (CONTINUED)
$ 1,000,000   ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING & URBAN
              DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                                   6.75%        01/01/2018    $  1,041,940
    330,000   ROSELLE IL PARK DISTRICT (PROPERTY TAX REVENUE)^                              5.14         01/01/2020         167,845

                                                                                                                         20,780,994
                                                                                                                       ------------
INDIANA - 6.05%
  1,000,000   CARMEL IN REDEVELOPMENT AUTHORITY LEASING PERFORMING ARTS CENTER
              (OTHER REVENUE)                                                               5.00         02/01/2029       1,015,180
  1,400,000   EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE REVENUE,
              MBIA INSURED)                                                                 5.00         08/01/2012       1,466,794
  2,000,000   FRANKLIN TOWNSHIP INDIANA SCHOOL BUILDING CORPORATION MARION COUNTY
              FIRST MORTGAGE (LEASE REVENUE, MBIA INSURED)                                  5.00         07/15/2026       2,043,740
  2,515,000   INDIANA ASCENSION HEALTH SERIES F (HEALTHCARE FACILITIES REVENUE)             5.50         11/15/2018       2,650,735
  1,195,000   INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)                     5.00         02/01/2029       1,218,661
     25,000   INDIANA TOLL FINANCE AUTHORITY (LEASE REVENUE)                                6.00         07/01/2013          25,276
  2,000,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK AIRPORT AUTHORITY
              SERIES F (AIRPORT REVENUE, AMBAC INSURED)                                     5.00         01/01/2016       2,081,340
    290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER REVENUE)             6.00         01/10/2020         327,024
  2,740,000   KNOX COUNTY IN HOLDING CORPORATION FIRST MORTGAGE (OTHER REVENUE,
              FIRST SECURITY BANK LOC)                                                      5.00         01/15/2023       2,806,801
  2,320,000   LOGANSPORT IN HIGH SCHOOL BUILDING CORPORATION FIRST MORTGAGE (LEASE
              REVENUE, MBIA INSURED)                                                        5.00         07/15/2021       2,387,976
    775,000   PORTAGE IN AMERIPLEX PROJECT (ECONOMIC DEVELOPMENT REVENUE)%%                 5.00         01/15/2027         746,093

                                                                                                                         16,769,620
                                                                                                                       ------------
IOWA - 0.01%
     20,000   IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE, GNMA INSURED)               5.70         01/01/2027          20,348
                                                                                                                       ------------
KANSAS - 0.25%
    695,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE, GNMA
              INSURED)+/-                                                                   6.70         06/01/2029         701,158
                                                                                                                       ------------
LOUISIANA - 2.14%
  1,645,000   JEFFERSON LA PARISH HOME MORTGAGE AUTHORITY SERIES A (HOUSING REVENUE,
              GNMA INSURED)                                                                 5.13         06/01/2026       1,660,924
  1,000,000   JEFFERSON LA SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC INSURED)            5.00         12/01/2015       1,045,200
  2,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
              (SPECIAL TAX REVENUE, AMBAC INSURED)                                          5.00         06/01/2018       2,080,860
  1,090,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)              5.38         06/01/2016       1,141,230

                                                                                                                          5,928,214
                                                                                                                       ------------
MASSACHUSETTS - 1.31%
    200,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY MELROSE
              WAKEFIELD HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE, GENERAL
              OBLIGATION OF HOSPITAL)                                                       5.88          07/01/2018        207,304
  2,500,000   MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES (COLLEGE &
              UNIVERSITY REVENUE, COMMONWEALTH OF MASSACHUSETTS)                            7.50          05/01/2014      2,986,600
     90,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT PREREFUNDED MWRA
              PROGRAM SERIES A (WATER REVENUE)SS.                                           6.00          08/01/2023         96,233
    310,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT UNREFUNDED MWRA PROGRAM
              SERIES A (WATER REVENUE)                                                      6.00          08/01/2023        330,562

                                                                                                                          3,620,699
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MICHIGAN - 3.32%
$ 1,750,000   DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1 PROJECT
              SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                              4.75%        07/01/2025    $  1,750,000
  3,000,000   DETROIT MI SERIES B-1 (PROPERTY TAX REVENUE, AMBAC INSURED)                   5.00         04/01/2015       3,130,980
  1,160,000   SPRING LAKE MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE (PROPERTY TAX
              REVENUE, MBIA INSURED)                                                        5.00         05/01/2015       1,224,960
  2,760,000   WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)         8.00         05/01/2010       3,081,899

                                                                                                                          9,187,839
                                                                                                                       ------------
MINNESOTA - 0.37%
    500,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
              SERIES A UNITED STATES BANK INSURED (HEALTHCARE FACILITIES REVENUE,
              US BANK NA LOC)+/-SS.                                                         4.09         09/01/2029         500,000
    500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A (HOUSING
              REVENUE)                                                                      7.25         01/01/2032         527,210

                                                                                                                          1,027,210
                                                                                                                       ------------
MISSISSIPPI - 0.79%
  1,000,000   JACKSON MS MUNICIPAL AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE,
              AMBAC INSURED)                                                                5.00         10/01/2031       1,011,000
  1,160,000   MISSISSIPPI DEVELOPMENT SPECIAL OBLIGATION ADAMS COUNTY PROMISSORY
              NOTES PROJECT (IDR)                                                           5.00         07/01/2014       1,181,947

                                                                                                                          2,192,947
                                                                                                                       ------------
NEBRASKA - 0.06%
    150,000   LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED
              LEASE RENTAL (LEASE REVENUE, GENERAL OBLIGATION OF COMMUNITY)SS.              6.00         10/15/2026         153,924
                                                                                                                       ------------
NEVADA - 0.36%
  1,000,000   CLARK COUNTY NV SPECIAL IMPROVEMENTS DISTRICT SERIES 121-B (STATE &
              LOCAL GOVERNMENTS)                                                            5.30         12/01/2029         990,690
                                                                                                                       ------------

NEW HAMPSHIRE - 0.18%
    500,000   NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HEALTHCARE FACILITIES REVENUE)           5.25         06/01/2026         496,315
                                                                                                                       ------------
NEW JERSEY - 0.91%
  1,000,000   BAYONNE NJ TEMPORARY NOTES (PROPERTY TAX REVENUE)                             5.00         10/27/2006       1,000,880
  1,500,000   MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX REVENUE)              6.13         01/01/2025       1,509,375

                                                                                                                          2,510,255
                                                                                                                       ------------
NEW MEXICO - 3.00%
  3,040,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                          5.20         04/01/2021       3,263,987
  1,475,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                          5.25         04/01/2027       1,596,009
  1,400,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I (HOUSING
              REVENUE, GNMA INSURED)                                                        4.40         01/01/2027       1,387,232
  2,000,000   UNIVERSITY OF NEW MEXICO FSA (NURSING HOME REVENUE, FIRST SECURITY
              BANK LOC)                                                                     5.00         07/01/2018       2,073,380

                                                                                                                          8,320,608
                                                                                                                       ------------
NEW YORK - 3.58%
    165,000   ALBANY COUNTY NY INDIVIDUAL DEVELOPMENT AGENCY SPECIAL NEEDS
              FACILITIES POOLED PROGRAM SERIES K-1 (IDR, ACA INSURED)                       4.75         07/01/2016         163,190
    130,000   NEW YORK NY CITY INDIVIDUAL DEVELOPMENT AGENCY CIVIC SPECIAL NEEDS
              POOLED PROGRAM SERIES C-1 (IDR, ACA INSURED)                                  4.75         07/01/2016         128,980
  1,850,000   NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)                     5.00         08/01/2015       1,951,898
  1,000,000   NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH CAMPUS
              (HEALTHCARE FACILITIES REVENUE, FHA INSURED)                                  6.10         02/01/2037       1,030,880

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
NEW YORK (CONTINUED)
$ 1,900,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NY UNIVERSITY SERIES
              A (OTHER REVENUE)                                                             5.50%        05/15/2013    $  2,031,917
  1,100,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B+/-SS.                             5.25         11/15/2023       1,165,395
    145,000   ORANGE COUNTY NY INDIVIDUAL DEVELOPMENT AGENCY SPECIAL NEEDS
              FACILITIES POOLED PROGRAM SERIES G-1 (IDR, ACA INSURED)                       4.75         07/01/2016         142,958
    290,000   ROCKLAND COUNTY NY INDIVIDUAL DEVELOPMENT AGENCY SPECIAL NEEDS
              FACILITIES POOLED PROGRAM SERIES J-1 (IDR, ACA INSURED)                       4.75         07/01/2016         285,917
     70,000   SUFFOLK COUNTY NY INDIVIDUAL DEVELOPMENT AGENCY SPECIAL NEEDS
              FACILITIES POOLED PROGRAM SERIES D-1 (IDR, ACA INSURED)                       4.75         07/01/2016          69,014
     65,000   SULLIVAN COUNTY NY INDIVIDUAL DEVELOPMENT AGENCY CIVIC SPECIAL NEEDS
              FACILITIES POOLED PROGRAM SERIES H-1 (IDR, ACA INSURED)                       4.75         07/01/2016          64,085
  2,700,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES C-1 (EXCISE
              TAX REVENUE)                                                                  5.50         06/01/2019       2,875,419

                                                                                                                          9,909,653
                                                                                                                       ------------
NORTH CAROLINA - 1.11%
  3,000,000   NORTH CAROLINA INFRASTRUCTURE FINANCIAL CORPORATION CERTIFICATED
              PARTNERSHIP CAPITAL IMPROVEMENTS SERIES A (LEASE REVENUE)                     5.00         02/01/2025       3,071,370
                                                                                                                       ------------
NORTH DAKOTA - 0.99%
  2,700,000   NORTH DAKOTA STATE FACILITIES IMPT SERIES A (LEASE REVENUE, MBIA
              INSURED)                                                                      4.25         12/01/2020       2,614,950
     65,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C (HOUSING
              REVENUE)                                                                      5.95         07/01/2017          66,000
     60,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C (HOUSING
              REVENUE)                                                                      6.10         07/01/2028          61,010

                                                                                                                          2,741,960
                                                                                                                       ------------
OHIO - 0.28%
    250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                         6.00         12/01/2017         257,687
    500,000   OAK HILLS SD LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE)SS.         5.70         12/01/2025         517,750

                                                                                                                            775,437
                                                                                                                       ------------

OKLAHOMA - 2.44%
  1,655,000   OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                                6.00         08/15/2010       1,773,001
  5,000,000   TULSA COUNTY OK INDIVIDUAL AUTHORITY SERIES A (SALES TAX REVENUE,
              BANK OF AMERICA NA LOC)+/-SS.                                                 3.70         05/15/2017       4,997,550

                                                                                                                          6,770,551
                                                                                                                       ------------
OREGON - 1.45%
    500,000   LANE COUNTY OR SCHOOL DISTRICT #52 BETHEL SCHOOL BOARD (PROPERTY TAX
              REVENUE, SCHOOL BOARD GUARANTY)SS.                                            5.63         06/15/2010         531,005
  1,000,000   OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A (LEASE
              REVENUE, AMBAC INSURED)SS.                                                    6.25         05/01/2010       1,090,680
  1,435,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
              AUTHORITY ASPEN FOUNDATION II SERIES A (HEALTHCARE FACILITIES REVENUE)        6.13         04/15/2029       1,229,164
    620,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
              (HOUSING REVENUE)                                                             6.20         07/01/2028         637,168
    144,000   PORTLAND OR SERIES A (OTHER REVENUE)                                          4.88         06/01/2018         145,659
    375,000   WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE PROJECT         5.63         08/01/2007         375,487

                                                                                                                          4,009,163
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
PENNSYLVANIA - 1.06%
$ 1,000,000   CENTRAL DAUPHIN PA SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)                                                                      7.50%        02/01/2030    $  1,235,860
    500,000   ERIE PA PARKING AUTHORITY (PARKING FACILITIES REVENUE, RADIAN
              INSURED)%%                                                                    4.70         09/01/2027         482,540
  1,200,000   PHILADELPHIA PA GAS WORKS SERIES A-1 (UTILITIES REVENUE, FIRST
              SECURITY BANK LOC)                                                            5.00         09/01/2020       1,231,488

                                                                                                                          2,949,888
                                                                                                                       ------------

PUERTO RICO - 1.71%
    305,000   CHILDREN'S TRUST FUND PUERTO RICO SS.                                         5.75         07/01/2010         316,224
    300,000   CHILDREN'S TRUST FUND PUERTO RICO SS.                                         6.00         07/01/2010         322,680
     10,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY                                       10.25         07/01/2009          10,991
  3,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-SS.                 4.62         10/01/2040       3,000,000
  1,000,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES C (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                             5.25         08/01/2017       1,078,820

                                                                                                                          4,728,715
                                                                                                                       ------------

SOUTH CAROLINA - 6.01%
  1,850,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION
              SERIES B^                                                                     8.66         01/01/2038         135,180
  7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION
              SERIES B (TOLL ROAD REVENUE)^                                                 8.97         01/01/2034         734,058
  2,000,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE BUILDING
              EQUITY SOONER (OTHER REVENUE)                                                 5.50         12/01/2016       2,168,640
  1,035,000   GREENWOOD COUNTY SC HOSPITAL SELF REGULATING HEALTHCARE SERIES A
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, FIRST SECURITY
              BANK LOC)                                                                     5.00         10/01/2015       1,080,643
  3,000,000   MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY INSURED
              MEETING SERIES A (HOSPITAL REVENUE, MBIA INSURED)                             5.25         02/15/2020       3,145,290
  4,390,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL DISTRICT #5
              SPARTANBURG COUNTY
              (LEASE REVENUE, FIRST SECURITY BANK LOC)                                      5.00         04/01/2018       4,557,698
  1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
              SERIES C (HOSPITAL REVENUE)SS.                                                6.88         08/01/2013       1,162,240
  3,500,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
              (OTHER REVENUE)                                                               6.00         05/15/2022       3,666,985

                                                                                                                         16,650,734
                                                                                                                       ------------

SOUTH DAKOTA - 0.51%
  1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B                                           5.60         05/01/2020       1,410,322
                                                                                                                       ------------

TENNESSEE - 0.82%
    750,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              HOSPITAL REVENUE PREREFUNDED METHODIST HEALTHCARE (HEALTHCARE
              FACILITIES REVENUE)SS.                                                        6.50         09/01/2021         850,815
  1,250,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              HOSPITAL REVENUE REFUNDED METHODIST HEALTHCARE (HEALTHCARE
              FACILITIES REVENUE)SS.                                                        6.50         09/01/2021       1,418,025

                                                                                                                          2,268,840
                                                                                                                       ------------

TEXAS - 9.70%
  1,500,000   AMARILLO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                             5.00         02/01/2023       1,537,035
  1,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                       5.00         08/15/2034       1,040,430
  2,600,000   BEXAR COUNTY TX REVENUE PROJECT                                               5.75         08/15/2022       2,735,850
    325,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                                       6.75         08/15/2020         397,735
  2,000,000   DALLAS COUNTY TX UTILITIES & RECLAMATION DISTRIBUTION SERIES A
              (PROPERTY TAX REVENUE, AMBAC INSURED)+/-SS.                                   3.32         02/15/2029       2,000,000
  1,475,000   DENTON COUNTY TX UTILITY SYSTEM (UTILITIES REVENUE, FIRST SECURITY
              BANK LOC)                                                                     4.25         12/01/2022       1,394,096

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
TEXAS (CONTINUED)
$ 2,095,000   DESOTO TX HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT
              SERIES A (HOUSING REVENUE)                                                    7.00%        02/01/2025    $  2,121,397
     50,000   GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING REVENUE)            8.50         09/01/2011          50,282
  1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                 5.50         10/01/2019       1,431,122
  2,085,000   LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA INSURED)               5.25         03/01/2022       2,189,980
    610,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
              HEALTH SYSTEMS OF EAST TEXAS (HEALTH FACILITIES FINANCING
              AUTHORITY REVENUE)                                                            5.00         02/15/2008         617,338
  1,825,000   LUFKIN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                             5.00         08/15/2016       1,908,037
  1,170,000   MIDLOTHIAN TX INDEPENDANT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                             5.00         02/15/2025       1,197,085
  1,655,000   MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (GENERAL
              OBLIGATION - STATES, TERRITORIES, FIRST SECURITY BANK LOC)                    5.00         03/01/2016       1,736,178
    160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
              REGIONAL MEDICAL CENTER SERIES B (HEALTHCARE FACILITIES REVENUE,
              MBIA INSURED)                                                                 6.00         10/01/2017         179,837
  2,365,000   TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE & UNIVERSITY
              REVENUE)                                                                      6.75         01/01/2033       1,202,863
  1,250,000   TEXAS STATE TRANSITION COMMUNITY-MOBILITY FUND (PROPERTY TAX
              REVENUE)                                                                      5.00         04/01/2035       1,269,200
  3,250,000   TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
              (HOUSING REVENUE)                                                             5.65         12/01/2017       3,336,060
    500,000   VAN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)%%                                  5.00         02/15/2036         506,555

                                                                                                                         26,851,080
                                                                                                                       ------------

UTAH - 3.25%
    500,000   PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS (HOUSING
              REVENUE, GNMA INSURED)                                                        5.80         07/20/2022         513,095
  3,270,000   SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE (HOUSING REVENUE,
              FHA INSURED)                                                                  6.38         11/01/2033       3,339,161
  2,500,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES SERIES B
              (LEASE REVENUE)                                                               5.25         05/15/2024       2,616,425
    250,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES SERIES C
              (LEASE REVENUE, FIRST SECURITY BANK LOC)                                      5.50         05/15/2019         274,730
  1,200,000   UTAH WATER LOAN FINANCING PROGRAM-SERIES B (WATER REVENUE, AMBAC
              INSURED)                                                                      5.00         10/01/2026        1,232,436
    120,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY PREREFUNDED (LEASE
              REVENUE, MBIA INSURED)SS.                                                     5.75         12/15/2019         124,427
    880,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY UNREFUNDED (LEASE
              REVENUE, MBIA INSURED)                                                        5.75         12/15/2019         909,638

                                                                                                                          9,009,912
                                                                                                                       ------------

VIRGINIA - 1.37%
  1,815,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE
              (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                            4.01         01/01/2014       1,757,555
  2,100,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE
              (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                            4.07         01/01/2015       2,027,991

                                                                                                                          3,785,546
                                                                                                                       ------------

WASHINGTON - 2.81%
    500,000   CLARK COUNTY WA SCHOOL DISTRICT #98 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.                                                                   6.15         12/01/2015         544,040
  2,000,000   ENERGY NORTHWEST WA WIND PROJECT (ELECTRIC REVENUE, MBIA INSURED)             4.50         07/01/2018       1,989,000
    930,000   SEATTLE WA MUNICIPAL LIGHT & POWER (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                            4.50         08/01/2019         914,618
    500,000   SEATTLE WA SERIES B (WATER REVENUE, FGIC INSURED)SS.                          6.00         07/01/2029         533,935
    590,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
              BACKED                                                                        5.50         06/01/2012         612,886
  2,940,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
              BACKED                                                                        6.50         06/01/2026       3,195,133

                                                                                                                          7,789,612
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
WISCONSIN - 1.98%
$ 3,235,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN ASSET
              BACKED                                                                        6.00%        06/01/2017    $  3,403,899
     75,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
              (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                            6.00         09/01/2015          75,187
  2,035,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
              (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                            5.05         11/01/2035       1,995,175

                                                                                                                          5,474,261
                                                                                                                       ------------

WYOMING - 1.07%
  3,000,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JP MORGAN CHASE
              BANK LOC)                                                                     4.65         12/01/2016       2,955,600
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $263,847,453)                                                                       267,324,322
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 3.05%

COMMERCIAL PAPER - 1.51%
  1,200,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                       3.75         08/01/2006       1,200,000
  3,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                       4.10         08/01/2006       3,000,000

                                                                                                                          4,200,000
                                                                                                                       ------------

SHARES
MUTUAL FUNDS - 1.54%
  4,259,714   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                               4,259,714
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,459,714)                                                                            8,459,714
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $274,649,681)*                           100.54%                                                                 $278,433,813
OTHER ASSETS AND LIABILITIES, NET               (0.54)                                                                   (1,484,480)
                                               ------                                                                  ------------
TOTAL NET ASSETS                               100.00%                                                                 $276,949,333
                                               ======                                                                  ============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~~ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,259,714.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $274,563,591 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                     $ 7,575,232
      GROSS UNREALIZED DEPRECIATION                      (3,705,010)
                                                        -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)        $ 3,870,222

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 100.46%

COLORADO - 0.82%
$   300,000   COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE FACILITIES
              REVENUE)                                                                      5.70%        09/15/2023    $    304,299
                                                                                                                       ------------

NEBRASKA - 98.61%
    250,000   ADAMS COUNTY NE SCHOOL DISTRICT #018 HASTINGS PUBLIC SCHOOLS
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                               4.25         12/15/2012         252,430
    470,000   DAVID CITY NE HENNIGSEN FOODS INCORPORATED PROJECT (IDR, BANK OF
              TOKYO MITSUBSHI)                                                              5.40         09/15/2010         475,217
  1,000,000   DOUGLAS COUNTY NE OMAHAS HENRY DOORLY ZOO PROJECT (RECREATIONAL
              FACILITIES REVENUE)SS.                                                        5.88         09/01/2014       1,057,000
  1,500,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
              REVENUE)                                                                      5.00         12/15/2018       1,549,185
    400,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #17 MILLARD SERVICE A (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                         4.50         06/15/2025         386,128
  1,000,000   GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                              5.13         08/15/2016       1,045,380
  1,500,000   HALL COUNTY NE SCHOOL DISTRICT #2 GRAND ISLAND PUBLIC SCHOOLS
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                               5.00         12/15/2023       1,550,220
    425,000   LA VISTA NE OFF STREET PARKING (PROPERTY TAX REVENUE)%%                       4.40         04/15/2017         411,969
  2,520,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEDICAL CENTER
              PROJECT SERIES A
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                                5.50         06/01/2020       2,657,491
  1,000,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL HOSPITAL
              PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                5.10         06/01/2010       1,028,740
  1,750,000   LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
              (PROPERTY TAX REVENUE)                                                        5.25         01/15/2022       1,841,420
  1,500,000   LINCOLN NE (ELECTRIC REVENUE)                                                 5.00         09/01/2018       1,545,465
  1,000,000   LINCOLN NE (SEWER REVENUE, MBIA INSURED)                                      5.00         06/15/2017       1,041,080
  1,100,000   LINCOLN NE (WATER REVENUE)                                                    5.00         08/15/2017       1,141,624
  1,250,000   LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                              5.38         08/15/2014       1,295,125
  1,000,000   LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER REVENUE)              5.00         09/15/2016       1,043,200
    745,000   LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
              SUPPORTED LEASE RENTAL (LEASE REVENUE, GENERAL OBLIGATION OF
              COMMUNITY)SS.                                                                 5.80         10/15/2018         764,065
  1,000,000   MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
              SERVICES PROJECT
              (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                               5.50         07/01/2021       1,042,330
    750,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS SERIES A
              (POWER REVENUE, FIRST SECURITY BANK LOC)                                      5.25         04/01/2019         790,650
    575,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY
              REVENUE, RADIAN INSURED)                                                      5.00         04/01/2016         588,656
  1,250,000   NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
              (LEASE REVENUE)                                                               6.00         02/01/2010       1,323,400
  1,000,000   NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE
              SERVICES (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                       5.00         08/15/2011       1,031,960
    210,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING REVENUE,
              GNMA INSURED)                                                                 5.65         03/01/2028         212,925
     75,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)                6.30         09/01/2020          75,221
    355,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
              GNMA INSURED)                                                                 5.90         09/01/2024         365,625
    730,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
              GNMA INSURED)                                                                 5.95         09/01/2031         748,411
    500,000   NEBRASKA INVESTOR FINANCE AUTHORITY SERIES C (SFHR)                           5.50         03/01/2036         524,360
  1,000,000   NEBRASKA INVESTOR FINANCING AUTHORITY SERIES A (SFHR)                         4.70         09/01/2021         976,820
    810,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE, MBIA
              INSURED)SS.                                                                   5.25         01/01/2012         834,535
    400,000   O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                                      6.25         09/01/2012         414,148
    500,000   OMAHA NE (PROPERTY TAX REVENUE)                                               5.25         12/01/2012         512,485
  1,000,000   OMAHA NE (TAX REVENUE)                                                        5.00         10/15/2022       1,032,820
  1,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
              SECURITY BANK LOC)                                                            5.50         01/01/2012       1,057,030
  2,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
              SECURITY BANK LOC)                                                            5.50         01/01/2014       2,108,180

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
NEBRASKA (CONTINUED)
$ 1,000,000   OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX
              REVENUE)                                                                      6.00%        11/01/2014    $  1,050,320
    865,000   OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
              REVENUE)                                                                      5.50         02/01/2017         928,188
    415,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                      6.50         12/01/2014         484,554
    150,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                      6.50         12/01/2016         178,727
  1,000,000   UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED MAINTENANCE
              PROJECT (COLLEGE & UNIVERSITY REVENUE)                                        5.25         07/15/2011       1,023,450

                                                                                                                         36,390,534
                                                                                                                       ------------

NEVADA - 0.05%
     20,000   NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                           5.60         10/01/2007          20,260
                                                                                                                       ------------

PUERTO RICO - 0.98%
    350,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SENIOR NOTES
              SERIES B (OTHER REVENUE)                                                      5.00         12/01/2014         360,210
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $36,178,777)                                                                         37,075,303
                                                                                                                       ------------

SHARES

SHORT-TERM INVESTMENTS - 1.16%
    427,230   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                 427,230
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $427,230)                                                                                427,230
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $36,606,007)*                            101.62%                                                                 $ 37,502,533
OTHER ASSETS AND LIABILITIES, NET               (1.62)                                                                     (597,138)
                                               ------                                                                  ------------
TOTAL NET ASSETS                               100.00%                                                                 $ 36,905,395
                                               ======                                                                  ============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $427,230.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $36,597,891 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                     $   988,400
      GROSS UNREALIZED DEPRECIATION                         (83,758)
                                                        -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)        $   904,642

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                             STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                               CALIFORNIA
                                                                             LIMITED-TERM         CALIFORNIA
                                                                            TAX-FREE FUND      TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................   $  65,226,257      $ 475,065,554
   INVESTMENTS IN AFFILIATES ............................................       1,096,825            989,266
                                                                            -------------      -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................      66,323,082        476,054,820
                                                                            -------------      -------------
   CASH .................................................................          50,000             50,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .....................               0                  0
   RECEIVABLE FOR FUND SHARES ISSUED ....................................          70,777            734,373
   RECEIVABLE FOR INVESTMENTS SOLD ......................................               0          3,709,180
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................       1,006,767          6,017,195
                                                                            -------------      -------------
TOTAL ASSETS ............................................................      67,450,626        486,565,568
                                                                            -------------      -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .....................................         222,438          1,167,506
   PAYABLE FOR INVESTMENTS PURCHASED ....................................          57,147          4,076,451
   DIVIDENDS PAYABLE ....................................................          84,508            734,599
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................          27,564            215,672
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............          23,293            165,277
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................          30,881             55,967
                                                                            -------------      -------------
TOTAL LIABILITIES .......................................................         445,831          6,415,472
                                                                            -------------      -------------
TOTAL NET ASSETS ........................................................   $  67,004,795      $ 480,150,096
                                                                            =============      =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................   $  67,403,875      $ 459,887,335
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................         138,286             59,803
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................        (263,317)            43,338
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............        (274,049)        20,159,620
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................               0                  0
                                                                            -------------      -------------
TOTAL NET ASSETS ........................................................   $  67,004,795      $ 480,150,096
                                                                            -------------      -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................   $  39,433,426      $ 350,037,568
   SHARES OUTSTANDING - CLASS A .........................................       3,811,853         31,807,257
   NET ASSET VALUE PER SHARE - CLASS A ..................................   $       10.34      $       11.00
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........................   $       10.66(2)   $       11.52(3)
   NET ASSETS - CLASS B .................................................             N/A      $  54,258,199
   SHARES OUTSTANDING - CLASS B .........................................             N/A          4,836,431
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............             N/A      $       11.22
   NET ASSETS - CLASS C .................................................   $   6,894,216      $  29,168,067
   SHARES OUTSTANDING - CLASS C .........................................         666,595          2,599,273
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............   $       10.34      $       11.22
   NET ASSETS - CLASS Z .................................................             N/A                N/A
   SHARES OUTSTANDING - CLASS Z .........................................             N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...............             N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS .....................................   $  20,677,153      $  46,686,262
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................       2,030,418          4,234,345
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $       10.18      $       11.03
                                                                            -------------      -------------
INVESTMENTS AT COST .....................................................   $  66,597,131      $ 455,895,200
                                                                            =============      =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                      NATIONAL
                                                                                 COLORADO          MINNESOTA      LIMITED-TERM
                                                                            TAX-FREE FUND      TAX-FREE FUND     TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................   $  82,521,463      $ 157,552,821     $  98,915,336
   INVESTMENTS IN AFFILIATES ............................................         336,256            445,064         1,049,744
                                                                            -------------      -------------     -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................      82,857,719        157,997,885        99,965,080
                                                                            -------------      -------------     -------------
   CASH .................................................................          50,000             50,000            50,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .....................               0             39,062             8,203
   RECEIVABLE FOR FUND SHARES ISSUED ....................................          63,131          1,669,160           100,003
   RECEIVABLE FOR INVESTMENTS SOLD ......................................               0                  0           182,173
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................         832,320          2,486,584         1,350,974
                                                                            -------------      -------------     -------------
TOTAL ASSETS ............................................................      83,803,170        162,242,691       101,656,433
                                                                            -------------      -------------     -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .....................................           8,796            243,071            47,691
   PAYABLE FOR INVESTMENTS PURCHASED ....................................               0          1,027,018         1,039,028
   DIVIDENDS PAYABLE ....................................................         184,399            410,228           273,608
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................          32,974             40,080            24,667
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............          26,377             44,039            24,910
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................          31,558             30,947            40,947
                                                                            -------------      -------------     -------------
TOTAL LIABILITIES .......................................................         284,104          1,795,383         1,450,851
                                                                            -------------      -------------     -------------
TOTAL NET ASSETS ........................................................   $  83,519,066      $ 160,447,308     $ 100,205,582
                                                                            =============      =============     =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................   $  80,911,113      $ 153,680,640     $ 101,962,762
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................         136,689            495,971           (41,726)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................        (193,319)          (188,389)       (1,194,142)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............       2,664,583          6,496,678          (503,122)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................               0            (37,592)          (18,190)
                                                                            -------------      -------------     -------------
TOTAL NET ASSETS ........................................................   $  83,519,066      $ 160,447,308     $ 100,205,582
                                                                            -------------      -------------     -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................   $  43,537,600      $  38,144,716     $   2,212,057
   SHARES OUTSTANDING - CLASS A .........................................       4,125,516          3,552,919           208,472
   NET ASSET VALUE PER SHARE - CLASS A ..................................   $       10.55      $       10.74     $       10.61
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........................   $       11.05(3)   $       11.25(3)  $       10.94(2)
   NET ASSETS - CLASS B .................................................   $   7,660,889      $   8,787,419     $     376,586
   SHARES OUTSTANDING - CLASS B .........................................         724,904            818,559            35,531
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............   $       10.57      $       10.74     $       10.60
   NET ASSETS - CLASS C .................................................             N/A      $     635,423     $     855,750
   SHARES OUTSTANDING - CLASS C .........................................             N/A             59,196            80,783
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............             N/A      $       10.73     $       10.59
   NET ASSETS - CLASS Z .................................................             N/A      $   3,742,972               N/A
   SHARES OUTSTANDING - CLASS Z .........................................             N/A            348,660               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...............             N/A      $       10.74               N/A
   NET ASSETS - ADMINISTRATOR CLASS .....................................   $  32,320,577      $ 109,136,778     $  96,761,189
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................       3,062,212         10,168,280         9,121,876
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $       10.55      $       10.73     $       10.61
                                                                            -------------      -------------     -------------
INVESTMENTS AT COST .....................................................   $  80,193,136      $ 151,501,207     $ 100,468,202
                                                                            =============      =============     =============

                                                                                 NATIONAL           NEBRASKA
                                                                            TAX-FREE FUND      TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................   $ 274,174,099      $  37,075,303
   INVESTMENTS IN AFFILIATES ............................................       4,259,714            427,230
                                                                            -------------      -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................     278,433,813         37,502,533
                                                                            -------------      -------------
   CASH .................................................................          50,000             50,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .....................               0                  0
   RECEIVABLE FOR FUND SHARES ISSUED ....................................         429,770                  0
   RECEIVABLE FOR INVESTMENTS SOLD ......................................       2,176,584                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................       3,665,911            553,480
                                                                            -------------      -------------
TOTAL ASSETS ............................................................     284,756,078         38,106,013
                                                                            -------------      -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .....................................         453,198            266,010
   PAYABLE FOR INVESTMENTS PURCHASED ....................................       6,458,187            736,440
   DIVIDENDS PAYABLE ....................................................         683,500            131,070
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................          94,924             13,591
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............          80,931             11,085
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................          36,005             42,422
                                                                            -------------      -------------
TOTAL LIABILITIES .......................................................       7,806,745          1,200,618
                                                                            -------------      -------------
TOTAL NET ASSETS ........................................................   $ 276,949,333      $  36,905,395
                                                                            =============      =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................   $ 279,728,677      $  36,004,761
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................         807,423             15,685
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................      (7,370,899)           (11,577)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............       3,784,132            896,526
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................               0                  0
                                                                            -------------      -------------
TOTAL NET ASSETS ........................................................   $ 276,949,333      $  36,905,395
                                                                            -------------      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................   $  95,887,115                N/A
   SHARES OUTSTANDING - CLASS A .........................................       9,360,225                N/A
   NET ASSET VALUE PER SHARE - CLASS A ..................................   $       10.24                N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........................   $       10.72(3)             N/A
   NET ASSETS - CLASS B .................................................   $  19,368,944                N/A
   SHARES OUTSTANDING - CLASS B .........................................       1,890,472                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............   $       10.25                N/A
   NET ASSETS - CLASS C .................................................   $   7,160,185                N/A
   SHARES OUTSTANDING - CLASS C .........................................         699,137                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............   $       10.24                N/A
   NET ASSETS - CLASS Z .................................................             N/A                N/A
   SHARES OUTSTANDING - CLASS Z .........................................             N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...............             N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS .....................................   $ 154,533,089      $  36,905,395
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................      15,083,217          3,826,254
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $       10.25      $        9.65
                                                                            -------------      -------------
INVESTMENTS AT COST .....................................................   $ 274,649,681      $  36,606,007
                                                                            =============      =============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA
                                                                                LIMITED-TERM      CALIFORNIA
                                                                               TAX-FREE FUND   TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................   $           0   $     778,651
   INTEREST ................................................................       2,879,833      24,537,004
   INCOME FROM AFFILIATED SECURITIES .......................................          49,958         146,129
                                                                               -------------   -------------
TOTAL INVESTMENT INCOME ....................................................       2,929,791      25,461,784
                                                                               -------------   -------------

EXPENSES
   ADVISORY FEES ...........................................................         317,877       1,996,903
   ADMINISTRATION FEES
      FUND LEVEL ...........................................................          39,734         249,669
      CLASS A ..............................................................         129,548       1,022,850
      CLASS B ..............................................................             N/A         167,264
      CLASS C ..............................................................          24,584          85,857
      CLASS Z ..............................................................             N/A             N/A
      ADMINISTRATOR CLASS ..................................................          24,422          43,634
   CUSTODY FEES ............................................................          15,894          99,868
   SHAREHOLDER SERVICING FEES ..............................................         198,673       1,248,344
   ACCOUNTING FEES .........................................................          23,843          43,577
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ..............................................................             N/A         448,028
      CLASS C ..............................................................          65,849         229,973
   PROFESSIONAL FEES .......................................................          18,956          29,798
   REGISTRATION FEES .......................................................           1,742           4,232
   SHAREHOLDER REPORTS .....................................................          11,905          56,383
   TRUSTEES' FEES ..........................................................           7,792           7,792
   OTHER FEES AND EXPENSES .................................................           4,684          16,628
                                                                               -------------   -------------
TOTAL EXPENSES .............................................................         885,503       5,750,800
                                                                               -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................        (204,822)     (1,186,293)
   NET EXPENSES ............................................................         680,681       4,564,507
                                                                               -------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................................       2,249,110      20,897,277
                                                                               -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------
   SECURITIES ..............................................................        (246,848)      1,850,213
   FUTURES TRANSACTIONS ....................................................               0               0
                                                                               -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................        (246,848)      1,850,213
                                                                               -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........      (1,479,669)    (19,487,874)
   FUTURES TRANSACTIONS ....................................................               0               0
                                                                               -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      (1,479,669)    (19,487,874)
                                                                               -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................      (1,726,517)    (17,637,661)
                                                                               -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $     522,593   $   3,259,616
                                                                               =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                    NATIONAL
                                                                                    COLORADO       MINNESOTA    LIMITED-TERM
                                                                               TAX-FREE FUND   TAX-FREE FUND   TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................   $     135,537   $           0   $           0
   INTEREST ................................................................       4,439,488       8,437,138       4,277,936
   INCOME FROM AFFILIATED SECURITIES .......................................          32,087          41,870          90,629
                                                                               -------------   -------------   -------------
TOTAL INVESTMENT INCOME ....................................................       4,607,112       8,479,008       4,368,565
                                                                               -------------   -------------   -------------

EXPENSES
   ADVISORY FEES ...........................................................         360,891         679,253         458,513
   ADMINISTRATION FEES
      FUND LEVEL ...........................................................          45,111          84,907          57,314
      CLASS A ..............................................................         130,896         103,304           8,586
      CLASS B ..............................................................          24,208          28,322           1,941
      CLASS C ..............................................................             N/A           1,310           3,424
      CLASS Z ..............................................................             N/A          19,717             N/A
      ADMINISTRATOR CLASS ..................................................          34,829         117,955         109,646
   CUSTODY FEES ............................................................          18,045          33,963          22,926
   SHAREHOLDER SERVICING FEES ..............................................         225,557         424,533         286,570
   ACCOUNTING FEES .........................................................          24,348          40,156          43,596
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ..............................................................          64,843          75,862           5,199
      CLASS C ..............................................................             N/A           3,509           9,172
   PROFESSIONAL FEES .......................................................          20,194          24,796          21,226
   REGISTRATION FEES .......................................................           4,227          20,149          43,873
   SHAREHOLDER REPORTS .....................................................          10,676          22,114          11,374
   TRUSTEES' FEES ..........................................................           7,792           7,792           7,792
   OTHER FEES AND EXPENSES .................................................           4,836           6,101           4,914
                                                                               -------------   -------------   -------------
TOTAL EXPENSES .............................................................         976,453       1,693,743       1,096,066
                                                                               -------------   -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................        (231,787)       (469,758)       (381,034)
   NET EXPENSES ............................................................         744,666       1,223,985         715,032
                                                                               -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................................       3,862,446       7,255,023       3,653,533
                                                                               -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
----------------------------------------------------------------------------------------------------------------------------
   SECURITIES ..............................................................         183,199         785,342        (534,721)
   FUTURES TRANSACTIONS ....................................................               0          12,350          31,147
                                                                               -------------   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................         183,199         797,692        (503,574)
                                                                               -------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
----------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........      (3,408,541)     (6,600,151)     (1,668,117)
   FUTURES TRANSACTIONS ....................................................               0         (37,592)        (18,190)
                                                                               -------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      (3,408,541)     (6,637,743)     (1,686,307)
                                                                               -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................      (3,225,342)     (5,840,051)     (2,189,881)
                                                                               -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $     637,104   $   1,414,972   $   1,463,652
                                                                               =============   =============   =============

                                                                                    NATIONAL        NEBRASKA
                                                                               TAX-FREE FUND   TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................   $     746,118   $           0
   INTEREST ................................................................      13,969,440       1,811,941
   INCOME FROM AFFILIATED SECURITIES .......................................         249,361          49,430
                                                                               -------------   -------------
TOTAL INVESTMENT INCOME ....................................................      14,964,919       1,861,371
                                                                               -------------   -------------

EXPENSES
   ADVISORY FEES ...........................................................       1,199,119         159,214
   ADMINISTRATION FEES
      FUND LEVEL ...........................................................         149,890          19,902
      CLASS A ..............................................................         284,780             N/A
      CLASS B ..............................................................          60,266             N/A
      CLASS C ..............................................................          22,127             N/A
      CLASS Z ..............................................................             N/A             N/A
      ADMINISTRATOR CLASS ...................................................        168,647          39,803
   CUSTODY FEES ............................................................          59,956           7,961
   SHAREHOLDER SERVICING FEES ..............................................         749,449          99,509
   ACCOUNTING FEES .........................................................          34,198          21,979
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ..............................................................         161,425             N/A
      CLASS C ..............................................................          59,268             N/A
   PROFESSIONAL FEES .......................................................          26,276             225
   REGISTRATION FEES .......................................................          52,302             113
   SHAREHOLDER REPORTS .....................................................          16,464             113
   TRUSTEES' FEES ..........................................................           7,792             113
   OTHER FEES AND EXPENSES .................................................           6,748             338
                                                                               -------------   -------------
TOTAL EXPENSES .............................................................       3,058,707         349,270
                                                                               -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................        (711,241)        (50,739)
   NET EXPENSES ............................................................       2,347,466         298,531
                                                                               -------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................................      12,617,453       1,562,840
                                                                               -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------
   SECURITIES ..............................................................       4,474,117          41,787
   FUTURES TRANSACTIONS ....................................................         211,684               0
                                                                               -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................       4,685,801          41,787
                                                                               -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........     (15,479,752)     (1,408,156)
   FUTURES TRANSACTIONS ....................................................               0               0
                                                                               -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........     (15,479,752)     (1,408,156)
                                                                               -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................     (10,793,951)     (1,366,369)
                                                                               -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $   1,823,502   $     196,471
                                                                               =============   =============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           CALIFORNIA LIMITED-
                                                                                                           TERM TAX-FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ........................................................................   $  80,008,181    $  90,178,810

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................................................       2,249,110        2,365,412
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................................        (246,848)         471,530
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........................      (1,479,669)         759,259
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................         522,593        3,596,201
                                                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .....................................................................................      (1,263,038)      (1,527,603)
     CLASS B .....................................................................................             N/A              N/A
     CLASS C .....................................................................................        (173,575)        (206,916)
     CLASS Z .....................................................................................             N/A              N/A
     ADMINISTRATOR CLASS .........................................................................        (730,067)        (574,541)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .....................................................................................        (151,480)        (130,582)
     CLASS B .....................................................................................             N/A              N/A
     CLASS C .....................................................................................         (29,160)         (25,511)
     CLASS Z .....................................................................................             N/A              N/A
     ADMINISTRATOR CLASS .........................................................................         (75,596)         (42,624)
                                                                                                     -------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................................................      (2,422,916)      (2,507,777)
                                                                                                     -------------    -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................................................       1,757,328       10,792,749
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................................................       1,034,897        1,245,610
   COST OF SHARES REDEEMED - CLASS A .............................................................     (14,278,776)     (24,031,434)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........     (11,486,551)     (11,993,075)
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS B .............................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........             N/A              N/A
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...........................................................         672,870        2,334,522
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................................................         155,573          180,710
   COST OF SHARES REDEEMED - CLASS C .............................................................      (3,995,535)      (3,911,678)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ........      (3,167,092)      (1,396,446)
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .......................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z .............................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ........             N/A              N/A
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............................................      18,536,474       19,206,291
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........................................         123,292          152,668
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................................................     (15,109,186)     (17,228,491)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS .........................................................................................       3,550,580        2,130,468
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................     (11,103,063)     (11,259,053)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................     (13,003,386)     (10,170,629)
                                                                                                     =============    =============
ENDING NET ASSETS ................................................................................   $  67,004,795    $  80,008,181
                                                                                                     -------------    -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                        CALIFORNIA TAX FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ........................................................................   $ 511,644,586    $ 519,995,158

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................................................      20,897,277       21,727,084
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................................       1,850,213        4,838,980
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........................     (19,487,874)      21,083,023
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................       3,259,616       47,649,087
                                                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .....................................................................................     (15,709,874)     (16,004,753)
     CLASS B .....................................................................................      (2,115,666)      (2,749,237)
     CLASS C .....................................................................................      (1,085,581)      (1,156,447)
     CLASS Z .....................................................................................             N/A              N/A
     ADMINISTRATOR CLASS .........................................................................      (1,985,764)      (1,816,647)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .....................................................................................      (3,574,811)      (1,795,465)
     CLASS B .....................................................................................        (581,303)        (382,347)
     CLASS C .....................................................................................        (295,719)        (160,891)
     CLASS Z .....................................................................................             N/A              N/A
     ADMINISTRATOR CLASS .........................................................................        (386,841)        (171,649)
                                                                                                     -------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................................................     (25,735,559)     (24,237,436)
                                                                                                     -------------    -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................................................      40,898,358       44,764,305
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................................................      12,713,175       11,326,588
   COST OF SHARES REDEEMED - CLASS A .............................................................     (58,752,537)     (58,693,335)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........      (5,141,004)      (2,602,442)
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...........................................................       2,076,439        1,597,340
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................................................       1,922,834        2,228,916
   COST OF SHARES REDEEMED - CLASS B .............................................................     (13,235,041)     (33,086,608)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........      (9,235,768)     (29,260,352)
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...........................................................       6,751,816        2,667,215
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................................................         942,315          877,834
   COST OF SHARES REDEEMED - CLASS C .............................................................      (9,037,456)      (7,225,204)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ........      (1,343,325)      (3,680,155)
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .......................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z .............................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ........             N/A              N/A
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............................................      22,912,883       17,369,614
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........................................         486,252          340,864
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................................................     (16,697,585)     (13,929,752)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS .........................................................................................       6,701,550        3,780,726
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      (9,018,547)     (31,762,223)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................     (31,494,490)      (8,350,572)
                                                                                                     =============    =============
ENDING NET ASSETS ................................................................................   $ 480,150,096    $ 511,644,586
                                                                                                     -------------    -------------

                                                                                                         COLORADO TAX-FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ........................................................................   $  95,809,849    $ 102,988,017

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................................................       3,862,446        4,431,381
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................................         183,199          890,039
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........................      (3,408,541)       1,889,769
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................         637,104        7,211,189
                                                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .....................................................................................      (1,975,677)      (2,287,656)
     CLASS B .....................................................................................        (300,727)        (347,314)
     CLASS C .....................................................................................             N/A              N/A
     CLASS Z .....................................................................................             N/A              N/A
     ADMINISTRATOR CLASS .........................................................................      (1,558,801)      (1,770,111)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .....................................................................................               0                0
     CLASS B .....................................................................................               0                0
     CLASS C .....................................................................................             N/A              N/A
     CLASS Z .....................................................................................             N/A              N/A
     ADMINISTRATOR CLASS .........................................................................               0                0
                                                                                                     -------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................................................      (3,835,205)      (4,405,081)
                                                                                                     -------------    -------------
CAPITAL SHARES TRANSACTIONS:
     PROCEEDS FROM SHARES SOLD - CLASS A .........................................................       7,402,907        9,927,299
     REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................................................       1,213,454        1,505,995
     COST OF SHARES REDEEMED - CLASS A ...........................................................     (13,817,079)     (13,562,899)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........      (5,200,718)      (2,129,605)
                                                                                                     -------------    -------------
     PROCEEDS FROM SHARES SOLD - CLASS B .........................................................          82,391          197,023
     REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................................................         192,143          226,109
     COST OF SHARES REDEEMED - CLASS B ...........................................................      (1,407,104)      (2,288,329)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........      (1,132,570)      (1,865,197)
                                                                                                     -------------    -------------
     PROCEEDS FROM SHARES SOLD - CLASS C .........................................................             N/A              N/A
     REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................................             N/A              N/A
     COST OF SHARES REDEEMED - CLASS C ...........................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ........             N/A              N/A
                                                                                                     -------------    -------------
     PROCEEDS FROM SHARES SOLD - CLASS Z .........................................................             N/A              N/A
     REINVESTMENT OF DISTRIBUTIONS - CLASS Z .....................................................             N/A              N/A
     COST OF SHARES REDEEMED - CLASS Z ...........................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ........             N/A              N/A
                                                                                                     -------------    -------------
     PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .............................................       3,761,610        6,960,802
     REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .........................................         186,447          167,141
     COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................      (6,707,451)     (13,117,417)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS .........................................................................................      (2,759,394)      (5,989,474)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      (9,092,682)      (9,984,276)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................     (12,290,783)      (7,178,168)
                                                                                                     =============    =============
ENDING NET ASSETS ................................................................................   $  83,519,066    $  95,809,849
                                                                                                     -------------    -------------

                                                                                                         MINNESOTA TAX-FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ........................................................................   $ 182,570,382    $ 195,936,756

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................................................       7,255,023        7,877,204
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................................         797,692          277,285
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........................      (6,637,743)       4,970,874
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................       1,414,972       13,125,363
                                                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .....................................................................................      (1,528,202)      (1,552,530)
     CLASS B .....................................................................................        (343,034)        (418,129)
     CLASS C .....................................................................................         (15,814)          (2,912)
     CLASS Z .....................................................................................        (184,956)         (41,637)
     ADMINISTRATOR CLASS .........................................................................      (5,175,323)      (5,728,708)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .....................................................................................        (118,498)        (191,836)
     CLASS B .....................................................................................         (33,535)         (63,307)
     CLASS C .....................................................................................          (1,485)               0
     CLASS Z .....................................................................................         (15,111)               0
     ADMINISTRATOR CLASS .........................................................................        (381,656)        (647,417)
                                                                                                     -------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................................................      (7,797,614)      (8,646,476)
                                                                                                     -------------    -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................................................       5,966,684        7,830,137
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................................................       1,220,950        1,328,079
   COST OF SHARES REDEEMED - CLASS A .............................................................      (5,476,888)      (9,631,824)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........       1,710,746         (473,608)
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...........................................................         207,014          377,689
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................................................         259,745          339,794
   COST OF SHARES REDEEMED - CLASS B .............................................................      (2,287,971)      (5,116,377)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........      (1,821,212)      (4,398,894)
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...........................................................         342,615          413,734
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................................................          14,365            2,418
   COST OF SHARES REDEEMED - CLASS C .............................................................         (93,435)         (47,764)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ........         263,545          368,388
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...........................................................       1,243,601        4,746,395
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .......................................................         165,273           35,765
   COST OF SHARES REDEEMED - CLASS Z .............................................................      (2,014,149)        (368,292)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ........        (605,275)       4,413,868
                                                                                                     -------------    -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............................................      12,637,708       13,386,065
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........................................         980,509        1,058,554
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................................................     (28,906,453)     (32,199,634)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS .........................................................................................     (15,288,236)     (17,755,015)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................     (15,740,432)     (17,845,261)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................     (22,123,074)     (13,366,374)
                                                                                                     =============    =============
ENDING NET ASSETS ................................................................................   $ 160,447,308    $ 182,570,382
                                                                                                     -------------    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           CALIFORNIA LIMITED-
                                                                                                           TERM TAX-FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .........................................................................         168,121        1,016,711
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ......................................          99,040          117,618
   SHARES REDEEMED - CLASS A .....................................................................      (1,365,962)      (2,269,636)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..........................................      (1,098,801)      (1,135,307)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS B .........................................................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ......................................             N/A              N/A
   SHARES REDEEMED - CLASS B .....................................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..........................................             N/A              N/A
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS C .........................................................................          64,118          220,196
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ......................................          14,893           17,070
   SHARES REDEEMED - CLASS C .....................................................................        (382,233)        (369,533)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..........................................        (303,222)        (132,267)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS Z .........................................................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ......................................             N/A              N/A
   SHARES REDEEMED - CLASS Z .....................................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..........................................             N/A              N/A
                                                                                                     -------------    -------------
   SHARES SOLD - ADMINISTRATOR CLASS .............................................................       1,792,265        1,841,357
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..........................          11,983           14,653
   SHARES REDEEMED - ADMINISTRATOR CLASS .........................................................      (1,471,635)      (1,656,762)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................         332,613          199,248
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........      (1,069,410)      (1,068,326)
                                                                                                     =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....................................   $     138,286    $      57,063
                                                                                                     =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                        CALIFORNIA TAX FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .........................................................................       3,631,690        3,944,858
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ......................................       1,132,458          997,827
   SHARES REDEEMED - CLASS A .....................................................................      (5,230,773)      (5,172,059)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..........................................        (466,625)        (229,374)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS B .........................................................................         180,942          138,571
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ......................................         167,988          192,733
   SHARES REDEEMED - CLASS B .....................................................................      (1,150,375)      (2,867,546)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..........................................        (801,445)      (2,536,242)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS C .........................................................................         589,034          230,004
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ......................................          82,326           75,863
   SHARES REDEEMED - CLASS C .....................................................................        (789,343)        (625,820)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..........................................        (117,983)        (319,953)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS Z .........................................................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ......................................             N/A              N/A
   SHARES REDEEMED - CLASS Z .....................................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..........................................             N/A              N/A
                                                                                                     -------------    -------------
   SHARES SOLD - ADMINISTRATOR CLASS .............................................................       2,036,198        1,527,379
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..........................          43,289           29,967
   SHARES REDEEMED - ADMINISTRATOR CLASS .........................................................      (1,479,548)      (1,224,647)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................         599,939          332,699
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (786,114)      (2,752,870)
                                                                                                     =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....................................   $      59,803    $          63
                                                                                                     =============    =============

                                                                                                         COLORADO TAX-FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .........................................................................         690,303          914,101
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ......................................         113,034          138,479
   SHARES REDEEMED - CLASS A .....................................................................      (1,287,359)      (1,249,076)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..........................................        (484,022)        (196,496)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS B .........................................................................           7,608           18,093
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ......................................          17,874           20,769
   SHARES REDEEMED - CLASS B .....................................................................        (131,095)        (210,272)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..........................................        (105,613)        (171,410)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS C .........................................................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ......................................             N/A              N/A
   SHARES REDEEMED - CLASS C .....................................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..........................................             N/A              N/A
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS Z .........................................................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ......................................             N/A              N/A
   SHARES REDEEMED - CLASS Z .....................................................................             N/A              N/A
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..........................................             N/A              N/A
                                                                                                     -------------    -------------
   SHARES SOLD - ADMINISTRATOR CLASS .............................................................         350,120          640,375
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..........................          17,369           15,368
   SHARES REDEEMED - ADMINISTRATOR CLASS .........................................................        (624,537)      (1,209,044)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................        (257,048)        (553,301)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (846,683)        (921,207)
                                                                                                     =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....................................   $     136,689    $      99,524
                                                                                                     =============    =============

                                                                                                         MINNESOTA TAX-FREE FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .........................................................................         548,619          705,613
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ......................................         111,825          119,673
   SHARES REDEEMED - CLASS A .....................................................................        (501,139)        (871,044)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..........................................         159,305          (45,758)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS B .........................................................................          18,955           33,972
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ......................................          23,781           30,614
   SHARES REDEEMED - CLASS B .....................................................................        (209,787)        (461,219)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..........................................        (167,051)        (396,633)
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS C .........................................................................          31,359           39,024
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ......................................           1,318              218
   SHARES REDEEMED - CLASS C .....................................................................          (8,422)          (4,301)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..........................................          24,255           34,941
                                                                                                     -------------    -------------
   SHARES SOLD - CLASS Z .........................................................................         113,345          434,759
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ......................................          15,130            3,219
   SHARES REDEEMED - CLASS Z .....................................................................        (184,534)         (33,259)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..........................................         (56,059)         404,719
                                                                                                     -------------    -------------
   SHARES SOLD - ADMINISTRATOR CLASS .............................................................       1,159,788        1,205,863
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..........................          89,899           95,353
   SHARES REDEEMED - ADMINISTRATOR CLASS .........................................................      (2,643,263)      (2,906,013)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................      (1,393,576)      (1,604,797)
                                                                                                     -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........      (1,433,126)      (1,607,528)
                                                                                                     =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....................................   $     495,971    $     303,121
                                                                                                     =============    =============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         NATIONAL LIMITED-TERM
                                                                             TAX-FREE FUND
                                                                     -----------------------------
                                                                           FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED
                                                                     JUNE 30, 2006   JUNE 30, 2005
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ........................................   $ 126,941,459   $ 172,278,233

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................       3,653,533       4,341,528
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................        (503,574)        (46,000)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS .................................................      (1,686,307)        309,507
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ....................................................       1,463,652       4,605,035
                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .....................................................         (90,010)        (59,045)
     CLASS B .....................................................         (15,218)        (13,498)
     CLASS C .....................................................         (26,841)        (12,939)
     CLASS Z .....................................................             N/A             N/A
     ADMINISTRATOR CLASS .........................................      (3,514,603)     (4,250,281)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .....................................................               0               0
     CLASS B .....................................................               0               0
     CLASS C .....................................................               0               0
     CLASS Z .....................................................             N/A             N/A
     ADMINISTRATOR CLASS .........................................               0               0
                                                                     -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................      (3,646,672)     (4,335,763)
                                                                     -------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................       1,006,200       3,429,708
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................          80,842          51,655
   COST OF SHARES REDEEMED - CLASS A .............................      (2,790,088)       (645,864)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ..................................      (1,703,046)      2,835,499
                                                                     -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...........................         133,489         159,024
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................          12,617          12,302
   COST OF SHARES REDEEMED - CLASS B .............................        (515,603)        (38,763)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B ..................................        (369,497)        132,563
                                                                     -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...........................         498,081         852,917
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................          25,810          12,874
   COST OF SHARES REDEEMED - CLASS C .............................        (604,481)        (59,154)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ..................................         (80,590)        806,637
                                                                     -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...........................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .......................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z .............................             N/A             N/A
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS Z ..................................             N/A             N/A
                                                                     -------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............      16,563,698      28,516,735
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........         468,351         596,342
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................     (39,431,773)    (78,493,822)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..............     (22,399,724)    (49,380,745)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ....................................     (24,552,857)    (45,606,046)
                                                                     =============   =============
NET INCREASE (DECREASE) IN NET ASSETS ............................     (26,735,877)    (45,336,774)
                                                                     =============   =============
ENDING NET ASSETS ................................................   $ 100,205,582   $ 126,941,459
                                                                     -------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                        NATIONAL TAX-FREE FUND           NEBRASKA TAX-FREE FUND
                                                                     -----------------------------   ------------------------------
                                                                           FOR THE         FOR THE         FOR THE          FOR THE
                                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                     JUNE 30, 2006   JUNE 30, 2005   JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ........................................   $ 317,157,730   $ 328,238,217   $  41,962,876   $   46,252,818

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................      12,617,453      14,240,835       1,562,840        1,715,037
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................       4,685,801         840,519          41,787          233,923
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS .................................................     (15,479,752)     12,986,123      (1,408,156)         533,140
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       1,823,502      28,067,477         196,471        2,482,100
                                                                     -------------   -------------   -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .....................................................      (4,185,766)     (4,424,015)            N/A              N/A
     CLASS B .....................................................        (725,041)     (1,009,085)            N/A              N/A
     CLASS C .....................................................        (266,328)       (325,139)            N/A              N/A
     CLASS Z .....................................................             N/A             N/A             N/A              N/A
     ADMINISTRATOR CLASS .........................................      (7,359,212)     (8,391,779)     (1,560,325)      (1,711,776)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .....................................................               0               0             N/A              N/A
     CLASS B .....................................................               0               0             N/A              N/A
     CLASS C .....................................................               0               0             N/A              N/A
     CLASS Z .....................................................             N/A             N/A             N/A              N/A
     ADMINISTRATOR CLASS .........................................               0               0        (208,134)        (651,076)
                                                                     -------------   -------------   -------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................     (12,536,347)    (14,150,018)     (1,768,459)      (2,362,852)
                                                                     -------------   -------------   -------------   --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................      15,188,636      13,568,001             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................       2,595,205       2,694,733             N/A              N/A
   COST OF SHARES REDEEMED - CLASS A .............................     (20,180,696)    (22,315,794)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ........................................      (2,396,855)     (6,053,060)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...........................         621,043         671,827             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................         430,975         616,598             N/A              N/A
   COST OF SHARES REDEEMED - CLASS B .............................      (5,405,449)     (9,468,856)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ........................................      (4,353,431)     (8,180,431)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...........................         409,673         331,201             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................         153,844         203,943             N/A              N/A
   COST OF SHARES REDEEMED - CLASS C .............................      (1,624,603)     (2,266,394)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ........................................      (1,061,086)     (1,731,250)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...........................             N/A             N/A             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .......................             N/A             N/A             N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z .............................             N/A             N/A             N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ........................................             N/A             N/A             N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............      23,181,986      31,786,743         808,162          603,275
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........         938,162         777,043          43,415           79,153
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................     (45,804,328)    (41,596,991)     (4,337,070)      (5,091,618)
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ............................     (21,684,180)     (9,033,205)     (3,485,493)      (4,409,190)
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..................................................     (29,495,552)    (24,997,946)     (3,485,493)      (4,409,190)
                                                                     =============   =============   =============   ==============
NET INCREASE (DECREASE) IN NET ASSETS ............................     (40,208,397)    (11,080,487)     (5,057,481)      (4,289,942)
                                                                     =============   =============   =============   ==============
ENDING NET ASSETS ................................................   $ 276,949,333   $ 317,157,730   $  36,905,395   $   41,962,876
                                                                     -------------   -------------   -------------   --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         NATIONAL LIMITED-TERM
                                                                             TAX-FREE FUND
                                                                     -----------------------------
                                                                           FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED
                                                                     JUNE 30, 2006   JUNE 30, 2005
--------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .........................................          94,066         316,357
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ......           7,554           4,760
   SHARES REDEEMED - CLASS A .....................................        (261,076)        (59,311)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..........        (159,456)        261,806
                                                                     -------------   -------------
   SHARES SOLD - CLASS B .........................................          12,518          14,531
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ......           1,180           1,134
   SHARES REDEEMED - CLASS B .....................................         (48,436)         (3,548)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..........         (34,738)         12,117
                                                                     -------------   -------------
   SHARES SOLD - CLASS C .........................................          46,296          78,085
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ......           2,418           1,188
   SHARES REDEEMED - CLASS C .....................................         (56,850)         (5,489)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..........          (8,136)         73,784
                                                                     -------------   -------------
   SHARES SOLD - CLASS Z .........................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ......             N/A             N/A
   SHARES REDEEMED - CLASS Z .....................................             N/A             N/A
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..........             N/A             N/A
                                                                     -------------   -------------
   SHARES SOLD - ADMINISTRATOR CLASS .............................       1,546,590       2,616,486
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS .........................................          43,795          54,891
   SHARES REDEEMED - ADMINISTRATOR CLASS .........................      (3,685,608)     (7,218,315)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...........................................      (2,095,223)     (4,546,938)
                                                                     -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...............................      (2,297,553)     (4,199,231)
                                                                     =============   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS) ........................................................   $     (41,726)  $     (61,620)
                                                                     =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                        NATIONAL TAX-FREE FUND           NEBRASKA TAX-FREE FUND
                                                                     -----------------------------   ------------------------------
                                                                           FOR THE         FOR THE         FOR THE          FOR THE
                                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                     JUNE 30, 2006   JUNE 30, 2005   JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .........................................       1,457,715       1,298,985             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ......         249,442         257,874             N/A              N/A
   SHARES REDEEMED - CLASS A .....................................      (1,942,336)     (2,142,610)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..........        (235,179)       (585,751)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   SHARES SOLD - CLASS B .........................................          59,487          64,462             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ......          41,395          59,015             N/A              N/A
   SHARES REDEEMED - CLASS B .....................................        (517,906)       (906,983)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..........        (417,024)       (783,506)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   SHARES SOLD - CLASS C .........................................          39,307          31,800             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ......          14,783          19,527             N/A              N/A
   SHARES REDEEMED - CLASS C .....................................        (155,985)       (217,694)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..........        (101,895)       (166,367)            N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   SHARES SOLD - CLASS Z .........................................             N/A             N/A             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ......             N/A             N/A             N/A              N/A
   SHARES REDEEMED - CLASS Z .....................................             N/A             N/A             N/A              N/A
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..........             N/A             N/A             N/A              N/A
                                                                     -------------   -------------   -------------   --------------
   SHARES SOLD - ADMINISTRATOR CLASS .............................       2,223,825       3,035,296          82,225           60,067
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS .........................................          90,077          74,314           4,430            7,867
   SHARES REDEEMED - ADMINISTRATOR CLASS .........................      (4,414,865)     (3,981,034)       (441,886)        (504,496)
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...........................................      (2,100,963)       (871,424)       (355,231)        (436,562)
                                                                     -------------   -------------   -------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...............................      (2,855,061)     (2,407,048)       (355,231)        (436,562)
                                                                     =============   =============   =============   ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS) ........................................................   $     807,423   $     656,912   $      15,685   $       10,547
                                                                     =============   =============   =============   ==============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      NET REALIZED
                                           BEGINNING          NET              AND   DISTRIBUTIONS
                                           NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                           VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                               SHARE       (LOSS)      INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
---------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........      $10.60         0.30            (0.24)          (0.29)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $10.46         0.28             0.15           (0.27)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $10.74         0.23            (0.22)          (0.23)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $10.50         0.25             0.24           (0.25)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $10.33         0.31             0.20           (0.31)

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ..........      $10.59         0.22            (0.23)          (0.21)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $10.46         0.20             0.14           (0.19)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $10.74         0.15            (0.22)          (0.15)
AUGUST 30, 2002(3) TO JUNE 30, 2003 ....      $10.63         0.13             0.11           (0.13)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ..........      $10.43         0.32            (0.23)          (0.31)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $10.29         0.31             0.15           (0.30)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $10.57         0.26            (0.22)          (0.26)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $10.34         0.27             0.23           (0.27)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $10.17         0.32             0.20           (0.32)

CALIFORNIA TAX-FREE FUND
---------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........      $11.51         0.48            (0.40)          (0.48)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $11.01         0.49             0.56           (0.49)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $11.57         0.50            (0.46)          (0.50)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $11.29         0.51             0.33           (0.53)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $11.24         0.55             0.10           (0.54)

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ..........      $11.74         0.41            (0.41)          (0.41)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $11.22         0.40             0.58           (0.40)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $11.79         0.41            (0.46)          (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $11.51         0.42             0.33           (0.44)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $11.46         0.48             0.09           (0.46)

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ..........      $11.74         0.41            (0.41)          (0.41)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $11.22         0.40             0.58           (0.40)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $11.79         0.41            (0.46)          (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $11.51         0.43             0.32           (0.44)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $11.46         0.47             0.10           (0.46)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ..........      $11.54         0.51            (0.40)          (0.51)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $11.03         0.52             0.57           (0.52)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $11.59         0.53            (0.46)          (0.53)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $11.32         0.53             0.32           (0.55)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $11.27         0.57             0.10           (0.56)

COLORADO TAX-FREE FUND
---------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........      $10.94         0.46            (0.40)          (0.45)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $10.64         0.46             0.30           (0.46)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $11.01         0.47            (0.37)          (0.47)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $10.61         0.50             0.40           (0.50)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $10.39         0.53             0.22           (0.53)

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ..........      $10.95         0.38            (0.39)          (0.37)
JULY 1, 2004 TO JUNE 30, 2005 ..........      $10.65         0.38             0.30           (0.38)
JULY 1, 2003 TO JUNE 30, 2004 ..........      $11.02         0.39            (0.37)          (0.39)
JULY 1, 2002 TO JUNE 30, 2003 ..........      $10.63         0.42             0.39           (0.42)
JULY 1, 2001 TO JUNE 30, 2002 ..........      $10.41         0.45             0.22           (0.45)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                           DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                FROM NET   NET ASSET   ------------------------------------------------
                                                REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                   GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.03)     $10.34        2.85%           1.09%     (0.24)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005 ..........           (0.02)     $10.60        2.63%           1.08%     (0.23)%     0.85%
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.06)     $10.46        2.13%           1.05%     (0.20)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00      $10.74        2.35%           0.99%     (0.18)%     0.81%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.03)     $10.50        2.97%           1.24%     (0.49)%     0.75%

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.03)     $10.34        2.09%           1.85%     (0.25)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005 ..........           (0.02)     $10.59        1.88%           1.83%     (0.23)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.06)     $10.46        1.41%           1.80%     (0.20)%     1.60%
AUGUST 30, 2002(3) TO JUNE 30, 2003 ....            0.00      $10.74        1.39%           1.79%     (0.19)%     1.60%

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.03)     $10.18        3.11%           0.91%     (0.31)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005 ..........           (0.02)     $10.43        2.93%           0.79%     (0.19)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.06)     $10.29        2.40%           0.73%     (0.13)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00      $10.57        2.49%           0.72%     (0.12)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.03)     $10.34        3.12%           0.85%     (0.25)%     0.60%

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.11)     $11.00        4.32%           1.04%     (0.24)%     0.80%
JULY 1, 2004 TO JUNE 30, 2005 ..........           (0.06)     $11.51        4.36%           1.05%     (0.25)%     0.80%
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.10)     $11.01        4.46%           1.03%     (0.23)%     0.80%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)     $11.57        4.60%           0.95%     (0.16)%     0.79%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)     $11.29        4.86%           0.90%     (0.13)%     0.77%

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.11)     $11.22        3.56%           1.79%     (0.24)%     1.55%
JULY 1, 2004 TO JUNE 30, 2005 ..........           (0.06)     $11.74        3.52%           1.79%     (0.24)%     1.55%
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.11)     $11.22        3.60%           1.77%     (0.22)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)     $11.79        3.81%           1.71%     (0.17)%     1.54%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)     $11.51        3.95%           1.66%     (0.14)%     1.52%

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.11)     $11.22        3.56%           1.79%     (0.24)%     1.55%
JULY 1, 2004 TO JUNE 30, 2005 ..........           (0.06)     $11.74        3.52%           1.79%     (0.24)%     1.55%
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.11)     $11.22        3.60%           1.77%     (0.22)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)     $11.79        3.80%           1.68%     (0.14)%     1.54%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)     $11.51        3.94%           1.64%     (0.12)%     1.52%

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.11)     $11.03        4.58%           0.86%     (0.31)%     0.55%
JULY 1, 2004 TO JUNE 30, 2005 ..........           (0.06)     $11.54        4.60%           0.75%     (0.20)%     0.55%
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.10)     $11.03        4.69%           0.70%     (0.15)%     0.55%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)     $11.59        4.82%           0.65%     (0.08)%     0.57%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)     $11.32        4.88%           0.62%     (0.02)%     0.60%

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........            0.00      $10.55        4.28%           1.09%     (0.24)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005 ..........            0.00      $10.94        4.24%           1.07%     (0.22)%     0.85%
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00      $10.64        4.37%           1.06%     (0.21)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00      $11.01        4.60%           0.99%     (0.22)%     0.77%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00      $10.61        5.01%           0.96%     (0.36)%     0.60%

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ..........            0.00      $10.57        3.53%           1.84%     (0.24)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005 ..........            0.00      $10.95        3.49%           1.82%     (0.22)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00      $10.65        3.62%           1.81%     (0.21)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00      $11.02        3.83%           1.76%     (0.24)%     1.52%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00      $10.63        4.25%           1.77%     (0.42)%     1.35%

                                                           PORTFOLIO     NET ASSETS AT
                                                   TOTAL    TURNOVER     END OF PERIOD
                                               RETURN(2)     RATE(4)   (000'S OMITTED)
--------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........            0.58%         82%     $ 39,433
JULY 1, 2004 TO JUNE 30, 2005 ..........            4.20%        111%     $ 52,029
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.11%         48%     $ 63,231
JULY 1, 2002 TO JUNE 30, 2003 ..........            4.74%         64%     $ 99,568
JULY 1, 2001 TO JUNE 30, 2002 ..........            5.00%         34%     $ 70,142

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.08)%        82%     $  6,894
JULY 1, 2004 TO JUNE 30, 2005 ..........            3.33%        111%     $ 10,273
JULY 1, 2003 TO JUNE 30, 2004 ..........          (0.64)%         48%     $ 11,523
AUGUST 30, 2002(3) TO JUNE 30, 2003 ....            2.26%         64%     $ 11,301

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ..........            0.89%         82%     $ 20,677
JULY 1, 2004 TO JUNE 30, 2005 ..........            4.54%        111%     $ 17,707
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.36%         48%     $ 15,425
JULY 1, 2002 TO JUNE 30, 2003 ..........            4.93%         64%     $ 39,338
JULY 1, 2001 TO JUNE 30, 2002 ..........            5.19%         34%     $ 12,224

CALIFORNIA TAX-FREE FUND
----------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........            0.76%         48%     $350,038
JULY 1, 2004 TO JUNE 30, 2005 ..........            9.72%         30%     $371,633
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.41%         41%     $357,779
JULY 1, 2002 TO JUNE 30, 2003 ..........            7.77%         34%     $398,186
JULY 1, 2001 TO JUNE 30, 2002 ..........            5.67%         31%     $386,927

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.00)%        48%     $ 54,258
JULY 1, 2004 TO JUNE 30, 2005 ..........            8.90%         30%     $ 66,182
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.43)%        41%     $ 91,719
JULY 1, 2002 TO JUNE 30, 2003 ..........            6.87%         34%     $140,419
JULY 1, 2001 TO JUNE 30, 2002 ..........            4.88%         31%     $146,487

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.00)%        48%     $ 29,168
JULY 1, 2004 TO JUNE 30, 2005 ..........            8.89%         30%     $ 31,904
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.43)%        41%     $ 34,089
JULY 1, 2002 TO JUNE 30, 2003 ..........            6.87%         34%     $ 46,666
JULY 1, 2001 TO JUNE 30, 2002 ..........            4.87%         31%     $ 46,013

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ..........            1.02%         48%     $ 46,686
JULY 1, 2004 TO JUNE 30, 2005 ..........           10.07%         30%     $ 41,926
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.66%         41%     $ 36,408
JULY 1, 2002 TO JUNE 30, 2003 ..........            7.90%         34%     $ 38,681
JULY 1, 2001 TO JUNE 30, 2002 ..........            5.85%         31%     $ 42,913

COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ..........            0.60%         23%     $ 43,538
JULY 1, 2004 TO JUNE 30, 2005 ..........            7.24%         33%     $ 50,410
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.93%         31%     $ 51,120
JULY 1, 2002 TO JUNE 30, 2003 ..........            8.62%         37%     $ 59,877
JULY 1, 2001 TO JUNE 30, 2002 ..........            7.34%         28%     $ 58,152

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ..........           (0.05)%        23%     $  7,661
JULY 1, 2004 TO JUNE 30, 2005 ..........            6.43%         33%     $  9,095
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.17%         31%     $ 10,672
JULY 1, 2002 TO JUNE 30, 2003 ..........            7.70%         37%     $ 14,368
JULY 1, 2001 TO JUNE 30, 2002 ..........            6.53%         28%     $ 12,540

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                  BEGINNING          NET              AND    DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT       UNREALIZED         FROM NET
                                                  VALUE PER       INCOME   GAIN (LOSS) ON       INVESTMENT
                                                      SHARE       (LOSS)      INVESTMENTS           INCOME
-----------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.94         0.49            (0.40)           (0.48)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.64         0.49             0.30            (0.49)
JULY 1, 2003 TO JUNE 30, 2004 .................      $11.01         0.50            (0.37)           (0.50)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.62         0.52             0.39            (0.52)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.40         0.53             0.22            (0.53)

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................      $11.15         0.45            (0.37)           (0.45)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.89         0.45             0.30            (0.44)
JULY 1, 2003 TO JUNE 30, 2004 .................      $11.27         0.46            (0.39)           (0.45)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.84         0.47             0.43            (0.47)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.67         0.52             0.17            (0.52)

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................      $11.15         0.37            (0.37)           (0.37)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.89         0.38             0.29            (0.36)
JULY 1, 2003 TO JUNE 30, 2004 .................      $11.27         0.37            (0.39)           (0.36)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.84         0.39             0.43            (0.39)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.67         0.44             0.17            (0.44)

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................      $11.15         0.37            (0.38)           (0.37)
APRIL 8, 2005(3) TO JUNE 30, 2005 .............      $10.97         0.08             0.18            (0.08)

CLASS Z
JULY 1, 2005 TO JUNE 30, 2006 .................      $11.15         0.47            (0.38)           (0.46)
APRIL 8, 2005(3) TO JUNE 30, 2005 .............      $10.97         0.10             0.18            (0.10)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................      $11.14         0.48            (0.37)           (0.48)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.89         0.48             0.29            (0.47)
JULY 1, 2003 TO JUNE 30, 2004 .................      $11.27         0.49            (0.39)           (0.48)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.84         0.49             0.43            (0.49)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.67         0.52             0.17            (0.52)

NATIONAL LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.81         0.32            (0.20)           (0.32)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.81         0.28            (0.00)           (0.28)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........      $11.03         0.10            (0.22)           (0.10)

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.80         0.24            (0.20)           (0.24)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.80         0.20            (0.00)           (0.20)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........      $11.03         0.07            (0.23)           (0.07)

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.80         0.24            (0.21)           (0.24)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.79         0.20             0.01            (0.20)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........      $11.03         0.06            (0.24)           (0.06)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.81         0.34            (0.20)           (0.34)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.81         0.31             0.00            (0.31)
JULY 1, 2003 TO JUNE 30, 2004 .................      $11.09         0.29            (0.28)           (0.29)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.73         0.37             0.36            (0.37)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.52         0.43             0.21            (0.43)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                  DISTRIBUTIONS       ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       FROM NET    NET ASSET   ---------------------------------------------------
                                                       REALIZED    VALUE PER   NET INVESTMENT       GROSS    EXPENSES          NET
                                                          GAINS        SHARE    INCOME (LOSS)    EXPENSES      WAIVED     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00       $10.55             4.53%       0.90%      (0.30)%       0.60%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00       $10.94             4.49%       0.77%      (0.17)%       0.60%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00       $10.64             4.62%       0.73%      (0.13)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00       $11.01             4.76%       0.71%      (0.11)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00       $10.62             5.01%       0.70%      (0.10)%       0.60%

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................           (0.04)      $10.74             4.17%       1.08%      (0.23)%       0.85%
JULY 1, 2004 TO JUNE 30, 2005 .................           (0.05)      $11.15             4.06%       1.06%      (0.21)%       0.85%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00       $10.89             4.11%       1.04%      (0.19)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00       $11.27             4.27%       0.98%      (0.21)%       0.77%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00       $10.84             4.81%       1.03%      (0.43)%       0.60%

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................           (0.04)      $10.74             3.41%       1.83%      (0.23)%       1.60%
JULY 1, 2004 TO JUNE 30, 2005 .................           (0.05)      $11.15             3.31%       1.81%      (0.21)%       1.60%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00       $10.89             3.36%       1.79%      (0.19)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00       $11.27             3.51%       1.71%      (0.19)%       1.52%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00       $10.84             4.05%       1.75%      (0.40)%       1.35%

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................           (0.04)      $10.73             3.40%       1.83%      (0.23)%       1.60%
APRIL 8, 2005(3) TO JUNE 30, 2005 .............            0.00       $11.15             3.36%       1.82%      (0.22)%       1.60%

CLASS Z
JULY 1, 2005 TO JUNE 30, 2006 .................           (0.04)      $10.74             4.25%       1.25%      (0.47)%       0.78%
APRIL 8, 2005(3) TO JUNE 30, 2005 .............            0.00       $11.15             4.17%       1.24%      (0.46)%       0.78%

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................           (0.04)      $10.73             4.42%       0.90%      (0.30)%       0.60%
JULY 1, 2004 TO JUNE 30, 2005 .................           (0.05)      $11.14             4.31%       0.76%      (0.16)%       0.60%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00       $10.89             4.35%       0.71%      (0.11)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00       $11.27             4.43%       0.65%      (0.05)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00       $10.84             4.78%       0.65%      (0.05)%       0.60%

NATIONAL LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00       $10.61             2.96%       1.12%      (0.27)%       0.85%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00       $10.81             2.61%       1.14%      (0.29)%       0.85%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........            0.00       $10.81             2.15%       1.05%      (0.20)%       0.85%

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00       $10.60             2.21%       1.88%       0.28%        1.60%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00       $10.80             1.85%       1.88%      (0.28)%       1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........            0.00       $10.80             1.52%       1.82%      (0.22)%       1.60%

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00       $10.59             2.21%       1.88%      (0.28)%       1.60%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00       $10.80             1.89%       1.89%      (0.29)%       1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........            0.00       $10.79             1.36%       1.79%      (0.19)%       1.60%

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00       $10.61             3.23%       0.94%      (0.34)%       0.60%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00       $10.81             2.82%       0.83%      (0.23)%       0.60%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00       $10.81             2.60%       0.71%      (0.11)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00       $11.09             3.29%       0.71%      (0.11)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00       $10.73             3.98%       0.76%      (0.16)%       0.60%

                                                                PORTFOLIO        NET ASSETS AT
                                                      TOTAL      TURNOVER        END OF PERIOD
                                                     RETURN(2)       RATE(4)   (000'S OMITTED)
----------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................        0.85%           23%            $ 32,321
JULY 1, 2004 TO JUNE 30, 2005 .................        7.50%           33%            $ 36,304
JULY 1, 2003 TO JUNE 30, 2004 .................        1.18%           31%            $ 41,196
JULY 1, 2002 TO JUNE 30, 2003 .................        8.70%           37%            $ 51,730
JULY 1, 2001 TO JUNE 30, 2002 .................        7.33%           28%            $ 50,630

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................        0.73%           20%            $ 38,145
JULY 1, 2004 TO JUNE 30, 2005 .................        7.06%           18%            $ 37,829
JULY 1, 2003 TO JUNE 30, 2004 .................        0.61%           12%            $ 37,468
JULY 1, 2002 TO JUNE 30, 2003 .................        8.49%           23%            $ 41,485
JULY 1, 2001 TO JUNE 30, 2002 .................        6.58%           28%            $ 40,585

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................       (0.02)%          20%            $  8,787
JULY 1, 2004 TO JUNE 30, 2005 .................        6.27%           18%            $ 10,987
JULY 1, 2003 TO JUNE 30, 2004 .................       (0.14)%          12%            $ 15,059
JULY 1, 2002 TO JUNE 30, 2003 .................        7.68%           23%            $ 22,012
JULY 1, 2001 TO JUNE 30, 2002 .................        5.79%           28%            $ 20,310

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................       (0.13)%          20%            $    635
APRIL 8, 2005(3) TO JUNE 30, 2005 .............        2.38%           18%            $    389

CLASS Z
JULY 1, 2005 TO JUNE 30, 2006 .................        0.82%           20%            $  3,743
APRIL 8, 2005(3) TO JUNE 30, 2005 .............        2.57%           18%            $  4,511

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................        0.98%           20%            $109,137
JULY 1, 2004 TO JUNE 30, 2005 .................        7.23%           18%            $128,854
JULY 1, 2003 TO JUNE 30, 2004 .................        0.86%           12%            $143,410
JULY 1, 2002 TO JUNE 30, 2003 .................        8.67%           23%            $185,450
JULY 1, 2001 TO JUNE 30, 2002 .................        6.58%           28%            $193,327

NATIONAL LIMITED-TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................        1.11%           69%            $  2,212
JULY 1, 2004 TO JUNE 30, 2005 .................        2.61%           26%            $  3,978
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........       (1.20)%          24%            $  1,147

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................        0.35%           69%            $    377
JULY 1, 2004 TO JUNE 30, 2005 .................        1.85%           26%            $    759
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........       (1.57)%          24%            $    628

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................        0.25%           69%            $    856
JULY 1, 2004 TO JUNE 30, 2005 .................        1.95%           26%            $    960
JANUARY 30, 2004(3) TO JUNE 30, 2004 ..........       (1.69)%          24%            $    163

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................        1.36%           69%            $ 96,761
JULY 1, 2004 TO JUNE 30, 2005 .................        2.87%           26%            $121,244
JULY 1, 2003 TO JUNE 30, 2004 .................        0.06%           24%            $170,340
JULY 1, 2002 TO JUNE 30, 2003 .................        6.86%           40%            $152,835
JULY 1, 2001 TO JUNE 30, 2002 .................        6.16%           45%            $ 85,371

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                  BEGINNING           NET             AND   DISTRIBUTIONS
                                                  NET ASSET    INVESTMENT      UNREALIZED        FROM NET
                                                  VALUE PER        INCOME  GAIN (LOSS) ON      INVESTMENT
                                                      SHARE        (LOSS)     INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND
----------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.61          0.43          (0.37)           (0.43)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.16          0.45           0.45            (0.45)
JULY 1, 2003 TO JUNE 30, 2004 .................      $10.53          0.45          (0.37)           (0.45)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.29          0.50           0.23            (0.49)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.21          0.52           0.08            (0.52)

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.61          0.36          (0.37)           (0.35)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.16          0.39           0.44            (0.38)
JULY 1, 2003 TO JUNE 30, 2004 .................      $10.53          0.38          (0.38)           (0.37)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.29          0.42           0.23            (0.41)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.21          0.45           0.08            (0.45)

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.61          0.36          (0.38)           (0.35)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.16          0.39           0.44            (0.38)
JULY 1, 2003 TO JUNE 30, 2004 .................      $10.53          0.38          (0.38)           (0.37)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.29          0.42           0.23            (0.41)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.21          0.45           0.08            (0.45)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.61          0.46          (0.37)           (0.45)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.16          0.48           0.45            (0.48)
JULY 1, 2003 TO JUNE 30, 2004 .................      $10.53          0.47          (0.36)           (0.48)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.30          0.52           0.22            (0.51)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.22          0.55           0.08            (0.55)

NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................      $10.04          0.39          (0.34)           (0.39)
JULY 1, 2004 TO JUNE 30, 2005 .................      $10.02          0.39           0.17            (0.39)
JULY 1, 2003 TO JUNE 30, 2004 .................      $10.44          0.39          (0.35)           (0.39)
JULY 1, 2002 TO JUNE 30, 2003 .................      $10.16          0.42           0.37            (0.42)
JULY 1, 2001 TO JUNE 30, 2002 .................      $10.06          0.43           0.13            (0.43)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                  DISTRIBUTIONS      ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       FROM NET   NET ASSET   ---------------------------------------------------
                                                       REALIZED   VALUE PER   NET INVESTMENT       GROSS    EXPENSES          NET
                                                          GAINS       SHARE    INCOME (LOSS)    EXPENSES      WAIVED     EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00      $10.24             4.17%       1.05%      (0.20)%       0.85%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00      $10.61             4.38%       1.04%      (0.19)%       0.85%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00      $10.16             4.35%       1.03%      (0.18)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00      $10.53             4.74%       0.95%      (0.12)%       0.83%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00      $10.29             5.09%       0.93%      (0.13)%       0.80%

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00      $10.25             3.41%       1.81%      (0.21)%       1.60%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00      $10.61             3.62%       1.79%      (0.19)%       1.60%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00      $10.16             3.61%       1.78%      (0.18)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00      $10.53             3.98%       1.70%      (0.12)%       1.58%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00      $10.29             4.34%       1.69%      (0.14)%       1.55%

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00      $10.24             3.42%       1.81%      (0.21)%       1.60%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00      $10.61             3.63%       1.79%      (0.19)%       1.60%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00      $10.16             3.62%       1.78%      (0.18)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00      $10.53             3.95%       1.71%      (0.13)%       1.58%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00      $10.29             4.32%       1.68%      (0.13)%       1.55%

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................            0.00      $10.25             4.41%       0.87%      (0.27)%       0.60%
JULY 1, 2004 TO JUNE 30, 2005 .................            0.00      $10.61             4.62%       0.74%      (0.14)%       0.60%
JULY 1, 2003 TO JUNE 30, 2004 .................            0.00      $10.16             4.60%       0.70%      (0.10)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 .................            0.00      $10.53             4.97%       0.67%      (0.07)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 .................            0.00      $10.30             5.30%       0.63%      (0.03)%       0.60%

NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................           (0.05)     $ 9.65             3.95%       0.88%      (0.13)%       0.75%
JULY 1, 2004 TO JUNE 30, 2005 .................           (0.15)     $10.04             3.88%       0.84%      (0.07)%       0.77%
JULY 1, 2003 TO JUNE 30, 2004 .................           (0.07)     $10.02             3.83%       0.87%      (0.04)%       0.83%
JULY 1, 2002 TO JUNE 30, 2003 .................           (0.09)     $10.44             4.06%       0.87%      (0.05)%       0.82%
JULY 1, 2001 TO JUNE 30, 2002 .................           (0.03)     $10.16             4.27%       0.89%      (0.06)%       0.83%

                                                                PORTFOLIO       NET ASSETS AT
                                                      TOTAL      TURNOVER       END OF PERIOD
                                                     RETURN(2)       RATE(4)   (000'S OMITTED)
-----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND
-----------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO JUNE 30, 2006 .................        0.56%           85%            $ 95,887
JULY 1, 2004 TO JUNE 30, 2005 .................        9.06%           59%            $101,814
JULY 1, 2003 TO JUNE 30, 2004 .................        0.76%           63%            $103,469
JULY 1, 2002 TO JUNE 30, 2003 .................        7.20%           37%            $113,616
JULY 1, 2001 TO JUNE 30, 2002 .................        5.92%           39%            $120,439

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 .................       (0.09)%          85%            $ 19,369
JULY 1, 2004 TO JUNE 30, 2005 .................        8.24%           59%            $ 24,488
JULY 1, 2003 TO JUNE 30, 2004 .................        0.01%           63%            $ 31,420
JULY 1, 2002 TO JUNE 30, 2003 .................        6.40%           37%            $ 48,540
JULY 1, 2001 TO JUNE 30, 2002 .................        5.13%           39%            $ 51,754

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................       (0.18)%          85%            $  7,160
JULY 1, 2004 TO JUNE 30, 2005 .................        8.25%           59%            $  8,497
JULY 1, 2003 TO JUNE 30, 2004 .................        0.02%           63%            $  9,829
JULY 1, 2002 TO JUNE 30, 2003 .................        6.40%           37%            $ 15,161
JULY 1, 2001 TO JUNE 30, 2002 .................        5.13%           39%            $ 11,343

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................        0.91%           85%            $154,533
JULY 1, 2004 TO JUNE 30, 2005 .................        9.33%           59%            $182,359
JULY 1, 2003 TO JUNE 30, 2004 .................        1.01%           63%            $183,520
JULY 1, 2002 TO JUNE 30, 2003 .................        7.34%           37%            $260,989
JULY 1, 2001 TO JUNE 30, 2002 .................        6.24%           39%            $294,132

NEBRASKA TAX-FREE FUND
-----------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................        0.49%           19%            $ 36,905
JULY 1, 2004 TO JUNE 30, 2005 .................        5.70%           14%            $ 41,963
JULY 1, 2003 TO JUNE 30, 2004 .................        0.35%            9%            $ 46,253
JULY 1, 2002 TO JUNE 30, 2003 .................        7.91%           19%            $ 64,760
JULY 1, 2001 TO JUNE 30, 2002 .................        5.67%           31%            $ 66,453

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at June 30, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund.

      Each Fund, except the National Limited-Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited-Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.

      In August and September, 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                    Acquiring Fund                                          Target Fund
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND CLASS C              STRONG MINNESOTA TAX-FREE FUND CLASS C
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND CLASS Z       STRONG MINNESOTA TAX-FREE FUND INVESTOR CLASS
---------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on The NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At June 30, 2006, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                        Undistributed Net    Undistributed Net   Paid-in
Fund                                    Investment Income   Realized Gain/Loss   Capital
----------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND       $  (1,207)          $    1,207         $ 0
----------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                       59,348              (59,348)          0
----------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                          9,924               (9,924)          0
----------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                       185,156             (185,156)          0
----------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND            13,033              (13,033)          0
----------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                         69,405              (69,405)          0
----------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                          2,623               (2,623)          0
----------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2006.

      At June 30, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                           Year     Capital Loss
Fund                                                     Expires   Carryforwards
--------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                                     2012     $   164,885
--------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                        2009         554,191

                                                           2014          61,116
--------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                                     2008       6,434,504

                                                           2009         157,637

                                                           2012         267,373

                                                           2013         511,385
--------------------------------------------------------------------------------

      At June 30, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
Fund                                                            Capital Loss
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                            $ 263,317
--------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                                581,016
--------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                                              11,577
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2006, the following Fund(s) held futures contracts:

                                                                                                             Net Unrealized
                                                                                                              Appreciation
Fund                                  Contracts           Type           Expiration Date   Notional Amount   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                50 Long    US 20 YR Note Sep 06    September 2006     $ 5,370,405       $ (37,592)
---------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND    30 Long     US 5 YR Note Sep 06    September 2006       3,117,399         (15,212)
---------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND     5 Long     US 5 YR Note Sep 06    September 2006         520,009          (2,978)
---------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                  Advisory Fee                                                     Subadvisory Fee*
                             Average Daily        (% of Average                                  Average Daily       (% of Average
Fund                          Net Assets        Daily Net Assets)        Subadviser               Net Assets       Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM    First $500 million         0.400              Wells Capital        First $100 million         0.150
TAX-FREE FUND               Next $500 million         0.350         Management Incorporated    Next $200 million         0.100
                              Next $2 billion         0.300                                    Over $300 million         0.050
                              Next $2 billion         0.275
                              Over $5 billion         0.250
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND   First $500 million         0.400              Wells Capital        First $100 million         0.200
                            Next $500 million         0.350         Management Incorporated    Next $200 million         0.175
                              Next $2 billion         0.300                                    Next $200 million         0.150
                              Next $2 billion         0.275                                    Over $500 million         0.100
                              Over $5 billion         0.250
------------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND     First $500 million         0.400              Wells Capital        First $100 million         0.200
                            Next $500 million         0.350         Management Incorporated    Next $200 million         0.175
                              Next $2 billion         0.300                                    Next $200 million         0.150
                              Next $2 billion         0.275                                    Over $500 million         0.100
                              Over $5 billion         0.250
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                  Advisory Fee                                                      Subadvisory Fee*
                             Average Daily        (% of Average                                  Average Daily       (% of Average
Fund                          Net Assets        Daily Net Assets)          Subadviser             Net Assets       Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND    First $500 million         0.400              Wells Capital        First $100 million         0.200
                            Next $500 million         0.350         Management Incorporated    Next $200 million         0.175
                              Next $2 billion         0.300                                    Next $200 million         0.150
                              Next $2 billion         0.275                                    Over $500 million         0.100
                              Over $5 billion         0.250
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM      First $500 million         0.400              Wells Capital        First $100 million         0.150
TAX-FREE FUND               Next $500 million         0.350         Management Incorporated    Next $200 million         0.100
                              Next $2 billion         0.300                                    Over $300 million         0.050
                              Next $2 billion         0.275
                              Over $5 billion         0.250
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND     First $500 million         0.400              Wells Capital        First $100 million         0.200
                            Next $500 million         0.350         Management Incorporated    Next $200 million         0.175
                              Next $2 billion         0.300                                    Next $200 million         0.150
                              Next $2 billion         0.275                                    Over $500 million         0.100
                              Over $5 billion         0.250
------------------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND     First $500 million         0.400              Wells Capital        First $100 million         0.200
                            Next $500 million         0.350         Management Incorporated    Next $200 million         0.175
                              Next $2 billion         0.300                                    Next $200 million         0.150
                              Next $2 billion         0.275                                    Over $500 million         0.100
                              Over $5 billion         0.250
------------------------------------------------------------------------------------------------------------------------------------

* Effective January 1, 2006. Prior to January 1, 2006, the investment subadviser(s) was entitled to be paid a monthly fee at the following rates:

                                                                                       Subadvisory Fees
                                                                     Average Daily       (% of Average
Fund                                          Subadviser               Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND        Wells Capital        First $400 million        0.150
                                        Management Incorporated    Next $400 million        0.125
                                                                   Over $800 million        0.100
--------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                     Wells Capital        First $400 million        0.150
                                        Management Incorporated    Next $400 million        0.125
                                                                   Over $800 million        0.100
--------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                       Wells Capital        First $400 million        0.150
                                        Management Incorporated    Next $400 million        0.125
                                                                   Over $800 million        0.100
--------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                      Wells Capital        First $400 million        0.150
                                        Management Incorporated    Next $400 million        0.125
                                                                   Over $800 million        0.100
--------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND          Wells Capital        First $400 million        0.150
                                        Management Incorporated    Next $400 million        0.125
                                                                   Over $800 million        0.100
--------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                       Wells Capital        First $400 million        0.150
                                        Management Incorporated    Next $400 million        0.125
                                                                   Over $800 million        0.100
--------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                       Wells Capital        First $400 million        0.150
                                        Management Incorporated    Next $400 million        0.125
                                                                   Over $800 million        0.100
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 % of Average
                                    Average Daily Net Assets   Daily Net Assets
--------------------------------------------------------------------------------
FUND LEVEL                              First $5 billion             0.05
                                         Next $5 billion             0.04
                                        Over $10 billion             0.03
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C               All asset levels             0.28
--------------------------------------------------------------------------------
CLASS Z                                 All asset levels             0.45
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                     All asset levels             0.10
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                                            0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged up to the following annual fees:

                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS Z, ADMINISTRATOR CLASS              0.25
--------------------------------------------------------------------------------

For the year ended June 30, 2006, shareholder servicing fees paid were as follows:

Fund                                          Class A    Class B   Class C     Class Z    Administrator
-------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND        $115,668        N/A   $21,950        N/A       $ 61,055
-------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                      913,259   $149,342    76,658        N/A        109,085
-------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                        116,871     21,615       N/A        N/A         87,071
-------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                        92,236     25,287     1,169    $10,954        294,887
-------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND             7,665      1,733     3,057        N/A        274,115
-------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                        254,268     53,808    19,756        N/A        421,617
-------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                            N/A        N/A       N/A        N/A         99,509
-------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the year ended June 30, 2006, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended June 30, 2006, were waived by Funds Management, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                        Net Operating Expense Ratios (%)
                                              ---------------------------------------------------------
Fund                                          Class A    Class B   Class C     Class Z    Administrator
-------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND           0.85        N/A      1.60        N/A          0.60
-------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                        0.80       1.55      1.55        N/A          0.55
-------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                          0.85       1.60       N/A        N/A          0.60
-------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                         0.85       1.60      1.60       0.75*         0.60
-------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND             0.85       1.60      1.60        N/A          0.60
-------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                          0.85       1.60      1.60        N/A          0.60
-------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                           N/A        N/A       N/A        N/A          0.75
-------------------------------------------------------------------------------------------------------

* Effective November 1, 2005, the net expense cap changed from 0.78% to 0.75%. However, the net expense reported is the actual expense that occurred during the six-month period ended December 31, 2005.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended June 30, 2006, were as follows:

Fund                                          Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND          $   63,027,129     $  72,165,584
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                          234,010,935       244,230,153
--------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                             20,212,422        28,209,617
--------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                            32,713,994        50,124,628
--------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                75,504,746       100,298,212
--------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                            244,551,843       271,891,448
--------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                              6,987,693         8,222,729
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended June 30, 2006, the Municipal Income Funds had no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended June 30, 2006, and June 30, 2005, was as follows:

                                                              Tax-Exempt     Long-Term    Dividends Paid on
                                           Ordinary Income      Income     Capital Gain      Redemptions         Total
Fund                                            2006             2006          2006             2006             2006
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND      $       169,897   $ 2,138,372   $    114,647          $0           $ 2,422,916
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                         2,100,185    20,653,389      2,981,985           0            25,735,559
-------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                                 337     3,834,868              0           0             3,835,205
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                                656     7,246,673        550,285           0             7,797,614
-------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                  1,577     3,645,095              0           0             3,646,672
-------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                             133,608    12,402,741              0           0            12,536,349
-------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                               7,549     1,560,221        200,693           0             1,768,463
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                              Tax-Exempt     Long-Term    Dividends Paid on
                                           Ordinary Income      Income      Capital Gain      Redemptions         Total
Fund                                            2005             2005           2005             2005             2005
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND      $        89,726   $ 2,298,689   $    119,362          $0           $ 2,507,777
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                           760,942    21,474,232      2,002,262           0            24,237,436
-------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                               2,146     4,402,935              0           0             4,405,081
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                            272,647     7,471,269        902,560           0             8,646,476
-------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                    342     4,335,421              0           0             4,335,763
-------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                              10,863    14,139,155              0           0            14,150,018
-------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                               3,706     1,708,071        651,075           0             2,362,852
-------------------------------------------------------------------------------------------------------------------------

      As of June 30, 2006, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to tax deferrals on wash sales and to cost basis differences on account of market discount.

                                Undistributed     Undistributed                      Unrealized
                               Ordinary Taxable    Tax-Exempt     Undistributed     Appreciation    Capital Loss
Fund                                Income            Income      Long-Term Gain   (Depreciation)   Carryforward*       Total
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM
TAX-FREE FUND                        $0           $    133,874      $      0       $     (185,129)  $    (263,317)  $  (314,572)
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND              0                794,400       397,698           19,805,262               0    20,997,360
---------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                0                239,897             0            2,717,340        (164,885)    2,792,352
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND               0                867,714        91,767            6,217,415               0     7,176,896
---------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM
TAX-FREE FUND                         0                223,997             0             (511,246)     (1,196,323)   (1,483,572)
---------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                0              1,404,833             0            3,870,222      (7,370,899)   (2,095,844)
---------------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                0                138,639             0              904,642         (11,577)    1,031,704
---------------------------------------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NAYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund (collectively, the "Funds"), seven of the Funds constituting the Wells Fargo Funds Trust, as of June 30, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of June 30, 2006, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                                /s/ KPMG LLP

Philadelphia, Pennsylvania
August 21, 2006

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION

      Pursuant To Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

-------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                           $   114,647
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                                          2,981,985
-------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                                             550,285
-------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                                              200,693
-------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

-------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                                 98.69%
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                                              98.83%
-------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                                                99.99%
-------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                                               99.99%
-------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                                   99.96%
-------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                                                98.93%
-------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                                                99.99%
-------------------------------------------------------------------------------

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of California Revenue and Taxation Code:

-------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                                 98.69%
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                                              98.83%
-------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(C) of the Code, the Funds listed below designate the following amounts as interest-related dividends:

                                                               Interest-Related
Fund                                                              Dividends
-------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                             $   28,308
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                                             243,496
-------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                                                   337
-------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                                                  656
-------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                                    1,577
-------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                                               132,155
-------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                                                   108
-------------------------------------------------------------------------------

      Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as short-term capital gain dividends for the year:

                                                                Short-Term
Fund                                                           Capital Gain
-------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                                          $    7,441
-------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987      Chair of Finance, Wake Forest       None
63                                            University, since 2006. Benson-
                                              Pruitt Professorship, Wake
                                              Forest University, Calloway
                                              School of Business and
                                              Accountancy, since 1999.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998      Chairman, CEO, and Co-              None
63                   (Chairman, since 2005)   Founder of Crystal Geyser
                                              Water Company, and President
                                              of Crystal Geyser Roxane Water
                                              Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987      Retired. Prior thereto, President   None
72                                            of Richard M. Leach Associates
                                              (a financial consulting firm).
-----------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006      Professor of Insurance and Risk     None
53                                            Management, Wharton School,
                                              University of Pennsylvania.
                                              Director of the Boettner Center
                                              on Pensions and Retirement.
                                              Research Associate and Board
                                              Member, Penn Aging Research
                                              Center. Research Associate,
                                              National Bureau of Economic
                                              Research.
-----------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996      Senior Counselor to the public      None
54                                            relations firm of Himle-Horner,
                                              and Senior Fellow at the
                                              Humphrey Institute,
                                              Minneapolis, Minnesota (a
                                              public policy organization).
-----------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996      Principal of the law firm of        None
66                                            Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987      Private Investor/Real Estate        None
61                                            Developer. Prior thereto,
                                              Chairman of White Point
                                              Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of         None
47                                            Wells Fargo Bank, N.A. and
                                              President of Wells Fargo Funds
                                              Management, LLC. Senior
                                              Vice President and Chief
                                              Administrative Officer of Wells
                                              Fargo Funds Management,
                                              LLC from 2001 to 2003.
-----------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000    Vice President and Managing         None
46                                            Senior Counsel of Wells Fargo
                                              Bank, N.A. and Senior Vice
                                              President and Secretary of Wells
                                              Fargo Funds Management, LLC.
                                              Vice President and Senior
                                              Counsel of Wells Fargo Bank,
                                              N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------
A. Erdem Cimen       Treasurer, since 2006    Vice President of Wells Fargo       None
32                                            Bank, N.A. and Vice President
                                              of Financial Operations for
                                              Wells Fargo Funds Management,
                                              LLC. Vice President and Group
                                              Finance Officer of Wells Fargo
                                              Bank, N.A. Auto Finance Group
                                              from 2004 to 2006. Vice
                                              President of Portfolio Risk
                                              Management for Wells Fargo
                                              Bank, N.A. Auto Finance
                                              Group in 2004. Vice President
                                              of Portfolio Research and
                                              Analysis for Wells Fargo Bank,
                                              N.A. Auto Finance Group from
                                              2001 to 2004. Director of Small
                                              Business Services Risk
                                              Management for American
                                              Express Travel Related Services
                                              from 2000 to 2001.
-----------------------------------------------------------------------------------------------------
Dorothy A. Peters    Chief Compliance         Head of Mutual Fund                 None
44                   Officer, since 2004      Compliance for Wells Fargo
                                              Bank and Wells Fargo Funds
                                              Management, LLC from 1995 to
                                              2002; Chief Compliance Officer
                                              of Wells Fargo Funds
                                              Management, LLC since 2004.
-----------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of June 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

CALIFORNIA LIMITED-TERM TAX-FREE FUND, CALIFORNIA TAX-FREE FUND, COLORADO TAX-FREE FUND, MINNESOTA TAX-FREE FUND, NATIONAL LIMITED-TERM TAX-FREE FUND, NATIONAL TAX-FREE FUND AND NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund and Nebraska Tax-Free Fund (the "Funds"); and (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment subadvisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussion about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and Wells Capital Management's compensation programs for personnel involved in the management of the Funds.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of its Peer Group for all time periods. The Board also noted the weaker short-term

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

performance of the Colorado Tax-Free Fund, but noted that the Fund's long-term performance was adequate and that the Peer Group was a small comparative peer group.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for the Funds were lower than, equal to, or not appreciably higher than, the Funds' Peer Group's median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses (including Wells Capital Management) of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS               WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depository Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance Incorporated
GDR         -- Global Depository Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
REITS       -- Real Estate Investment Trusts
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

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

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

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

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

(C) 2006 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                   RT57890 08-06
                                                              AMIFLD/AR105 06-06

                                                                    [LOGO] WELLS
                                                                           FARGO
                                                                       ADVANTAGE
                                                                           FUNDS

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
                                                                   JUNE 30, 2006
Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage Intermediate Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents
Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund .............................................    2
   Municipal Bond Fund ....................................................    4
   Short-Term Municipal Bond Fund .........................................    6
   Ultra Short-Term Municipal Income Fund .................................    8
   Wisconsin Tax-Free Fund ................................................   10
Fund Expenses (Unaudited) .................................................   12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund .............................................   14
   Municipal Bond Fund ....................................................   21
   Short-Term Municipal Bond Fund .........................................   30
   Ultra Short-Term Municipal Income Fund .................................   42
   Wisconsin Tax-Free Fund ................................................   50
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   56
   Statements of Operations ...............................................   58
   Statements of Changes in Net Assets ....................................   60
   Financial Highlights ...................................................   68
   Notes to Financial Highlights ..........................................   72
Notes to Financial Statements .............................................   73
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   83
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   84
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   91
--------------------------------------------------------------------------------

                --------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                --------------------------------------------------

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

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the Wells Fargo Advantage Municipal Income Funds annual report for the period that ended June 30, 2006. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy performed very well during the past 12 months. Growth in real Gross Domestic Product averaged close to 3.5%, the unemployment rate fell from 5% to 4.6%, and inflation remained relatively low for most of the period. This was a remarkable performance for a period in which oil prices spiked upward, geopolitical tensions remained intense, and the Fed raised the Federal funds rate from 3.25% to 5.25%. Household spending was buoyed by improving labor markets and rising home values. Business spending strengthened in response to a solid outlook for sales and profits. The major concern going forward is the risk of higher inflation. In its effort to address those risks, the Fed might find it necessary to increase interest rates somewhat more.

MUNICIPAL MARKET OVERVIEW
--------------------------------------------------------------------------------

      The 12-month period that ended June 30, 2006, was difficult for the bond markets, as the Fed continued to increase the Federal funds rate and the prices of intermediate- and long-term bonds declined. Total returns were negative for the taxable, investment-grade bond market. The municipal market, however, performed much better and recorded positive results. The Lehman Brothers Municipal Bond Index 1 recorded a total return of 0.89%. Municipal bonds usually perform better than U.S. Treasury or corporate bonds when interest rates are rising, perhaps because the institutions and individual investors that own municipals are less likely to sell their bonds at the first sign of price weakness. That cyclical pattern was evident again during the past 12 months.

      Another advantage the municipal market has typically enjoyed versus the taxable markets is that the yield curve has generally remained positively sloped. Investors can potentially gain incremental interest income when extending maturities in the municipal bond market, while the U.S. Treasury market curve provides no additional interest income on the longer maturities. When the yield curve slopes upward, a market is often less vulnerable to the negative effects of rising short-term interest rates. Improving tax revenues in most states and, consequently, improving credit fundamentals for most bond issues also aided the municipal bond market during the period.

      During the first six months of 2006, California and New York, the two largest state-specific segments of the municipal market, outperformed the broader municipal market, as measured by the Lehman Brothers Municipal Bond Index. Short-term general obligation and short-term insured bonds also performed relatively well in 2006. In addition, revenue bonds such as industrial development revenue, hospital, and housing had the strongest year-to-date performance.

LOOKING AHEAD
--------------------------------------------------------------------------------

      This is a challenging time for investors because no one asset class seems to be offering compelling value. If inflation pressures remain elevated, additional Fed tightening may begin to curtail consumer spending and produce price weakness in the bond and stock markets. In this type of market environment, maintaining a long-term perspective and a high degree of portfolio diversification may help. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track for reaching your financial destination.

      To help you reach your diversification goals, we offer funds across most major asset classes that are guided by skillful money managers--our subadvisers--who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking skillful money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move toward their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/S/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
1 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              07/31/2001
   Kenneth M. Salinger, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.22% 1 for the 12-month period that ended June 30, 2006, outperforming the Lehman Brothers 7-Year Municipal Bond Index 2, which returned 0.15% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Throughout most of the period, the Fund maintained a below-benchmark duration, which helped performance as yields moved higher. We started the period modestly shorter in duration than the benchmark and reduced the Fund's interest rate sensitivity further when the market rallied in late December 2005 and early January 2006. Toward the end of the period, however, we started to increase duration once ten-year U.S. Treasury yields moved above 5%, because we believed that we were nearing the end of the Fed's series of interest rate hikes.

      We also maintained a bias towards a flattening yield curve by having underweighted positions in three-to-ten year bonds and overweighted positions in cash and longer-term bonds. This positioning helped performance because five-year interest rates increased by about 0.90%, while 30-year interest rates only increased by about 0.40%. The Fund's exposure to lower-quality issues also aided performance because yield spreads relative to higher-quality bonds continued to tighten. Specifically, the Fund's weightings in the tobacco, hospital, and housing sectors were positive factors.

      Finally, the Fund's above-benchmark exposure to zero-coupon bonds helped performance. While this may sound counterintuitive--given the fact that these bonds tend to have more interest-rate risk relative to similar maturity coupon bonds--the yield spread between these two types of bonds declined substantially during the period. Consequently, on a duration-weighted basis, the zero-coupon bonds performed better.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's exposure to zero-coupon bonds from about 7% to 2% of the portfolio because we wanted to take advantage of the outperformance of these bonds and also wanted to help reduce the Fund's interest-rate exposure. In addition, we increased the Fund's exposure to AAA-rated bonds, mostly through the purchase of insured bonds, while simultaneously reducing the Fund's exposure to AA- and A- rated bonds. As risk premiums declined, we sold some of the Fund's AA- and A-rated bonds and purchased AAA-rated bonds without giving up a lot of income.

      By the end of the period, we had increased the Fund's interest-rate exposure and also removed some of our bias towards a flatter yield curve. Our belief is that we are nearing the end of the Fed's tightening cycle, and we anticipate that the municipal yield curve will begin to lean toward a more positive slope.

      Early in the period, we modestly increased our tobacco-backed holdings and continued to maintain an overweighted position relative to the benchmark. The litigation risks associated with these bonds have declined, and while we continued to monitor reduced demand for tobacco products, our projections remained on target.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that inflation will increase slightly in the near term, which generally happens in the late stages of an economic cycle. It's possible that the combination of higher interest rates, increasing energy prices, and a slower housing market may decrease consumer spending and cause economic growth to slow down as well. Therefore, we look to moderately increase the Fund's interest-rate exposure and also to reposition the Fund's maturities to benefit from a steepening of the yield curve. While we will continue to look for opportunities within lower-quality bonds, we may look to reduce the Fund's exposure, considering that credit spreads are at historically low levels.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
      The views expressed are as of June 30, 2006, and are those of the Fund's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND.

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower. (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                                  6-Months*  1-Year   Life of Fund
Intermediate Tax-Free Fund - Investor Class (Incept. Date 07/31/2001)               0.52      1.22        5.64
------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 7-Year Municipal Bond Index 2                                    0.04      0.15        4.27
------------------------------------------------------------------------------------------------------------------

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                     AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.98%
--------------------------------------------------------------------------------
Weighted Average Life                                                6.53 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           5.62 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          102%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Inv Class)                                        $10.55
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Inv Class)                                             3.91%
--------------------------------------------------------------------------------
Distribution Rate 6 (Inv Class)                                            3.79%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Inv Class)                              6.02%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                            0.00%
--------------------------------------------------------------------------------
CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA     49%
AA      20%
A       14%
BBB     15%
BB       1%
B        1%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE               Lehman Brothers
                  INTERMEDIATE TAX-FREE FUND -            7-Year Municipal
                         Investor Class                      Bond Index
 07/01                      10,000                             10,000
 08/01                      10,217                             10,151
 09/01                      10,231                             10,148
 10/01                      10,360                             10,250
 11/01                      10,318                             10,136
 12/01                      10,264                             10,053
 01/02                      10,437                             10,243
 02/02                      10,561                             10,378
 03/02                      10,478                             10,150
 04/02                      10,625                             10,400
 05/02                      10,760                             10,460
 06/02                      10,880                             10,584
 07/02                      10,999                             10,714
 08/02                      11,113                             10,848
 09/02                      11,286                             11,062
 10/02                      11,095                             10,893
 11/02                      11,091                             10,848
 12/02                      11,279                             11,094
 01/03                      11,276                             11,064
 02/03                      11,426                             11,227
 03/03                      11,440                             11,222
 04/03                      11,509                             11,297
 05/03                      11,796                             11,574
 06/03                      11,808                             11,520
 07/03                      11,505                             11,128
 08/03                      11,585                             11,229
 09/03                      11,871                             11,583
 10/03                      11,854                             11,519
 11/03                      11,966                             11,604
 12/03                      12,056                             11,698
 01/04                      12,159                             11,763
 02/04                      12,325                             11,953
 03/04                      12,284                             11,851
 04/04                      12,086                             11,560
 05/04                      12,065                             11,537
 06/04                      12,102                             11,577
 07/04                      12,230                             11,702
 08/04                      12,451                             11,938
 09/04                      12,499                             11,968
 10/04                      12,617                             12,053
 11/04                      12,528                             11,940
 12/04                      12,650                             12,067
 01/05                      12,720                             12,115
 02/05                      12,684                             12,045
 03/05                      12,636                             11,945
 04/05                      12,789                             12,156
 05/05                      12,859                             12,209
 06/05                      12,939                             12,262
 07/05                      12,877                             12,165
 08/05                      12,995                             12,283
 09/05                      12,945                             12,209
 10/05                      12,874                             12,130
 11/05                      12,922                             12,195
 12/05                      13,029                             12,272
 01/06                      13,069                             12,300
 02/06                      13,130                             12,342
 03/06                      13,061                             12,257
 04/06                      13,077                             12,272
 05/06                      13,143                             12,334
 06/06                      13,097                             12,276

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years        8%
2-5 Years       22%
6-10 Years      43%
11-20 Years     20%
21+ Years        7%

--------------------------------------------------------------------------------

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Intermediate Municipal Bond Fund, its predecessor fund.

2 The Lehman Brothers 7-Year Municipal Bond Index is the 7-year (6-8) component of the Lehman Brothers Municipal Bond Index.The Lehman Brothers Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market.To be included in the Index, bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.The bonds must have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period.The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND Investor Class shares for the life of the fund with the Lehman Brothers 7-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              10/23/1986
   Kenneth M. Salinger, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 2.25% 1 for the 12-month period that ended June 30, 2006, outperforming the Lehman Brothers Municipal Bond Index 2, which returned 0.89% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. CURRENTLY CLASSES A, B, C AND ADMINISTRATOR SHARES ARE CLOSED TO NEW INVESTORS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Throughout most of the period, the Fund maintained a below-benchmark duration, which helped performance as yields moved higher. We started the period with a modest short duration relative to the Fund's benchmark index and reduced duration further when the market rallied in late December 2005 and early January 2006. We slowly started to extend the Fund's interest-rate sensitivity, as measured by duration, toward the end of the period, when ten-year U.S. Treasury rates moved above 5%, because we held the view that the Fed was getting close to the end of its tightening cycle.

      A few of the Fund's holdings were refunded during the period, which increased prices and added to the Fund's overall performance. The Fund's exposure to lower-quality issues benefited performance as yield spreads continued to tighten relative to higher-quality bonds. For example, the Fund's exposure to the tobacco, hospital, and housing sectors helped performance. Finally, the Fund's above-benchmark exposure to zero-coupon bonds was a favorable influence. This may sound counterintuitive considering that zero-coupon bonds tend to have more interest-rate risk relative to similar maturity coupon bonds, but the yield spread between the two types of bonds declined substantially during the period, providing zero-coupon bonds with a relative advantage.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's exposure to zero-coupon bonds during the period from about 13.5% to about 4.5% of the Fund's portfolio to take advantage of the recent outperformance of these bonds, which we felt had run its course, and also to help reduce the Fund's interest-rate exposure. We also increased the Fund's exposure to AAA- and AA-rated bonds and simultaneously reduced exposure to A- and BBB-rated deals, causing the portfolio's overall average credit quality to increase. With risk premiums declining, we were able to execute this trade and only slightly decrease the overall yield of the portfolio. More specifically, we sold some lower-quality hospital and corporate-backed bonds and purchased insured bonds as well as state and local general-obligation bonds.

      We recently increased the Fund's interest-rate exposure because we hold the view that the Fed may be near the end of its tightening cycle. If that view is correct, we anticipate that the municipal bond yield curve will start to return to a more positive slope.

      Early in the period, we modestly increased our tobacco-backed holdings and continued to maintain an overweighted position relative to the Fund's benchmark. Litigation risks in the sector have declined, and while cigarette consumption patterns still need monitoring, the reduction in demand remains close to the projections that were made when the deals were brought to market.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that inflation may increase slightly in the near term, which generally happens in the late stages of an economic cycle. The combination of higher interest rates, increasing energy prices, and a slower housing market may decrease consumer spending and cause economic growth to slow as well. Therefore, we look to moderately increase the Fund's interest-rate exposure and also to reposition the Fund's maturities to benefit from a steepening of the yield curve. While we will continue to look for opportunities within lower-quality bonds, with credit spreads at historically low levels, our focus will more likely be on opportunities within the higher-quality areas such as insured, prerefunded, and essential services.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND.

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower. (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Months*  1-Year   5-Year   10-Year   6-Months*  1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund -
   Class A (Incept. Date 04/11/2005)           (3.75)    (2.38)    5.05     4.82        0.80     2.20     6.03      5.31
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund -
   Class B (Incept. Date 04/11/2005)           (4.58)    (3.57)    4.95     4.55        0.42     1.43     5.28      4.55
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund -
   Class C (Incept. Date 04/11/2005)           (0.58)     0.43     5.28     4.55        0.42     1.43     5.28      4.55
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Administrator Class
   (Incept. Date 04/11/2005)                                                            0.98     2.57     6.13      5.41
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Investor Class (Incept.
   Date 10/23/1986)                                                                     0.82     2.25     6.06      5.37
-------------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index 2                                               0.28     0.89     5.05      5.79
-------------------------------------------------------------------------------------------------------------------------

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                      A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.86%
--------------------------------------------------------------------------------
Weighted Average Life                                                6.43 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           7.05 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          136%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Admin, Inv)
                                              $9.41, $9.41, $9.41, $9.41, $9.41
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, C, Adm, Inv)
                                               3.84%, 3.26%, 3.26%, 4.39%, 4.07%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C, Adm, Inv)
                                               4.26%, 3.51%, 3.51%, 4.63%, 4.31%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class A, B, C, Adm, Inv)

                                               5.91%, 5.02%, 5.02%, 6.75%, 6.26%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                           14.00%
--------------------------------------------------------------------------------
CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA     44%
AA      15%
A        8%
BBB     21%
BB       9%
B        2%
Cash     1%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                            WELLS FARGO ADVANTAGE
                  WELLS FARGO ADVANTAGE     MUNICIPAL BOND FUND -          Lehman Brothers
             MUNICIPAL BOND FUND - Class A      Investor Class          Municipal Bond Index
 6/30/1996               9,550                     10,000                      10,000
 7/31/1996               9,595                     10,090                      10,047
 8/31/1996               9,588                     10,088                      10,041
 9/30/1996               9,722                     10,229                      10,183
10/31/1996               9,853                     10,345                      10,320
11/30/1996              10,038                     10,534                      10,515
12/31/1996              10,030                     10,490                      10,507
 1/31/1997              10,046                     10,510                      10,524
 2/28/1997              10,143                     10,606                      10,627
 3/31/1997              10,022                     10,465                      10,502
 4/30/1997              10,112                     10,552                      10,596
 5/31/1997              10,283                     10,711                      10,776
 6/30/1997              10,460                     10,825                      10,963
 7/31/1997              10,796                     11,125                      11,315
 8/31/1997              10,709                     11,021                      11,225
 9/30/1997              10,854                     11,152                      11,378
10/31/1997              10,950                     11,223                      11,479
11/30/1997              11,038                     11,289                      11,573
12/31/1997              11,235                     11,454                      11,780
 1/31/1998              11,363                     11,572                      11,915
 2/28/1998              11,384                     11,576                      11,938
 3/31/1998              11,397                     11,586                      11,952
 4/30/1998              11,375                     11,534                      11,930
 5/31/1998              11,529                     11,716                      12,093
 6/30/1998              11,578                     11,762                      12,145
 7/31/1998              11,620                     11,792                      12,189
 8/31/1998              11,784                     11,974                      12,363
 9/30/1998              11,904                     12,123                      12,489
10/31/1998              11,873                     12,123                      12,458
11/30/1998              11,920                     12,166                      12,508
12/31/1998              11,976                     12,196                      12,568
 1/31/1999              12,094                     12,341                      12,693
 2/28/1999              12,067                     12,287                      12,665
 3/31/1999              12,094                     12,304                      12,694
 4/30/1999              12,147                     12,335                      12,751
 5/31/1999              12,060                     12,264                      12,661
 6/30/1999              11,841                     12,087                      12,431
 7/31/1999              11,857                     12,131                      12,449
 8/31/1999              11,660                     12,034                      12,243
 9/30/1999              11,610                     12,039                      12,191
10/31/1999              11,324                     11,908                      11,892
11/30/1999              11,412                     12,035                      11,985
12/31/1999              11,190                     11,945                      11,754
 1/31/2000              10,911                     11,893                      11,461
 2/29/2000              11,048                     12,032                      11,606
 3/31/2000              11,331                     12,294                      11,904
 4/30/2000              11,276                     12,222                      11,846
 5/31/2000              11,174                     12,158                      11,741
 6/30/2000              11,385                     12,480                      11,963
 7/31/2000              11,434                     12,654                      12,015
 8/31/2000              11,549                     12,849                      12,138
 9/30/2000              11,507                     12,782                      12,094
10/31/2000              11,384                     12,922                      11,966
11/30/2000              11,367                     13,020                      11,948
12/31/2000              11,552                     13,341                      12,144
 1/31/2001              11,734                     13,473                      12,336
 2/28/2001              11,738                     13,516                      12,341
 3/31/2001              11,829                     13,637                      12,438
 4/30/2001              11,753                     13,489                      12,359
 5/31/2001              11,855                     13,635                      12,467
 6/30/2001              11,955                     13,726                      12,573
 7/31/2001              12,094                     13,929                      12,718
 8/31/2001              12,250                     14,159                      128,83
 9/30/2001              12,205                     14,111                      12,835
10/31/2001              12,360                     14,279                      12,998
11/30/2001              12,240                     14,159                      12,872
12/31/2001              12,090                     14,025                      12,714
 1/31/2002              12,261                     14,268                      12,894
 2/28/2002              12,388                     14,440                      13,029
 3/31/2002              12,194                     14,157                      12,824
 4/30/2002              12,351                     14,434                      12,990
 5/31/2002              12,428                     14,522                      13,070
 6/30/2002              12,553                     14,675                      13,201
 7/31/2002              12,754                     14,864                      13,413
 8/31/2002              12,826                     15,043                      13,489
 9/30/2002              12,951                     15,372                      13,620
10/31/2002              12,660                     15,117                      13,314
11/30/2002              12,649                     15,054                      13,303
12/31/2002              12,871                     15,372                      13,536
 1/31/2003              12,805                     15,333                      13,467
 2/28/2003              12,980                     15,547                      13,651
 3/31/2003              12,951                     15,557                      13,620
 4/30/2003              13,086                     15,660                      13,763
 5/31/2003              13,391                     16,026                      14,083
 6/30/2003              13,392                     15,958                      14,084
 7/31/2003              13,069                     15,400                      13,744
 8/31/2003              13,151                     15,515                      13,831
 9/30/2003              13,486                     15,971                      14,182
10/31/2003              13,486                     15,890                      14,183
11/30/2003              13,654                     16,056                      14,360
12/31/2003              13,735                     16,189                      14,446
 1/31/2004              13,813                     16,282                      14,529
 2/29/2004              14,075                     16,527                      14,805
 3/31/2004              14,038                     16,469                      14,766
 4/30/2004              13,787                     16,079                      14,502
 5/31/2004              13,808                     16,021                      14,524
 6/30/2004              13,879                     16,079                      14,599
 7/31/2004              14,125                     16,291                      14,858
 8/31/2004              14,384                     16,617                      15,132
 9/30/2004              14,866                     16,705                      15,638
10/31/2004              15,035                     16,849                      15,816
11/30/2004              14,944                     16,710                      15,721
12/31/2004              15,145                     16,914                      15,933
 1/31/2005              15,308                     17,072                      16,105
 2/28/2005              15,292                     17,015                      16,089
 3/31/2005              15,249                     16,908                      16,045
 4/30/2005              15,431                     17,175                      16,240
 5/31/2005              15,538                     17,297                      16,353
 6/30/2005              15,675                     17,404                      16,498
 7/31/2005              15,681                     17,326                      16,488
 8/31/2005              15,867                     17,501                      16,702
 9/30/2005              15,774                     17,384                      16,604
10/31/2005              15,681                     17,278                      16,508
11/30/2005              15,751                     17,361                      16,565
12/31/2005              15,893                     17,510                      16,731
   1/12006              15,950                     17,557                      16,775
 2/28/2006              16,050                     17,675                      16,899
 3/31/2006              15,971                     17,553                      16,816
 4/30/2006              15,991                     17,548                      16,821
 5/31/2006              16,082                     17,627                      16,934
 6/30/2006              16,019                     17,560                      16,869

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 Years       8%
2-5 Years      13%
6-10 Years     26%
11-20 Years    34%
21+ Years      19%

--------------------------------------------------------------------------------

      Performance shown for the Class A, Class B, Class C, Administrator Class, and Investor Class shares of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Bond Fund, its predecessor fund, adjusted to reflect the fees and expenses of the Class A, Class B, and Class C shares. Performance shown for the Administrator Class shares reflects the performance of the predecessor fund's Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class.The Investor Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent the classes do not have the same expenses.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies") Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND CLASS A and Investor Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA             12/31/1991

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 2.49% 1 for the 12-month period that ended June 30, 2006, outperforming the Lehman Brothers 3-Year Municipal Bond Index 2, which returned 0.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While shorter-term municipal bond rates increased by about 1.10% during the period, longer-term municipal rates only increased by about 0.40%. Investors seemed to think that economic growth would subside and the Fed would stay in front of the inflation curve. As the shorter-term municipal bond rates continued to increase faster than the longer-term rates, the intermediate-range securities reported the poorest absolute performance. The Fund took advantage of this flattening trend by holding fewer bonds in the two- to four-year maturity range and by holding more cash equivalents and longer-term bonds. The Fund also maintained a conservative duration profile relative to the benchmark for almost the entire period, which benefited performance as interest rates increased.

      Revenue bonds and other lower-quality bonds performed very well during the period. For example, hospital and housing bonds, along with pollution control revenue corporate-backed bonds had some of the highest total returns. The Fund's exposure to all these sectors helped performance during the period.

      On the negative side, prerefunded bonds were one of the poorest performing sectors. These bonds are generally backed by U.S. Treasuries or other high-quality securities and, consequently, tend to have the most sensitivity to interest-rate movement. Because so many refunding deals were completed during the period, this large amount of supply added additional pressure to the sector.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We substantially increased the Fund's exposure to AAA-rated bonds while simultaneously reducing the Fund's exposure to the lower-rated AA, A, and BBB bonds. As credit spreads continued to decline, many of these lower-quality bonds performed very well. We sold lower-quality bonds in the corporate-backed and hospital sectors and replaced these holdings with insured and prerefunded bonds.

      We have recently increased the Fund's interest-rate sensitivity, as measured by duration, and we also removed some of the curve-flattening bias. We believe that the Fed may be near the end of its tightening cycle, and if that proves to be true, we may begin to see the municipal bond curve return to a more positive slope. Also, if our economic outlook is correct, higher-quality bonds may begin to perform better over the next year.

      The Fund continues to have an overweighted position in the tobacco sector relative to the benchmark. Litigation risks in the sector have declined, and while cigarette consumption patterns still need monitoring, the reduction in demand remains close to the projections that were made when the deals were brought to market.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      After seventeen consecutive increases in the Federal funds rate, we believe that the Fed will look to at least pause from its steady pace. While inflation will probably continue to increase slightly over the near term, this is generally what happens late in an economic cycle. Our belief is that the combination of higher interest rates, increasing energy prices, and a slower housing market will work to decrease consumer spending and cause economic growth to slow as well. Therefore, we plan to moderately increase the Fund's interest-rate exposure and also plan to reposition the Fund's maturities to benefit from a steepening yield curve. Prerefunded bonds have underperformed during the last year, and this would be one sector that we may want to increase in the Fund relative to its benchmark as we look ahead.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET. THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
      The views expressed are as of June 30, 2006, and are those of the Fund's manager.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge                Excluding Sales Charge
                                                         ------------------------------------   ------------------------------------
                                                         6-Months*  1-Year   5-Year   10-Year   6-Months*  1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund -
   Class C (Incept. Date 01/31/03)                        (0.20)     0.57     2.51      3.13      0.80      1.57     2.51     3.13
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund -
   Investor Class (Incept. Date 12/31/91)                                                         1.24      2.49     3.69     4.34
------------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 3-Year Municipal Bond Index 2                                                  0.46      0.88     3.01     4.08
------------------------------------------------------------------------------------------------------------------------------------

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                     AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.48%
--------------------------------------------------------------------------------
Weighted Average Life                                                2.31 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           2.05 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          129%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class C, Inv)                               $9.73, $9.74
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class C, Inv)                                   2.88%, 3.77%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class C, Inv)                                  2.73%, 3.62%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class C, Inv)                    4.42%, 5.80%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                           18.53%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA      45%
AA       10%
A        16%
BBB      20%
BB        5%
B         1%
SPI       1%
Cash      2%

GROWTH OF $10,0000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
             SHORT-TERM MUNICIPAL BOND   Lehman Brothers 3-Year
               FUND - Investor Class      Municipal Bond Index
 6/30/1996             10,000                    10,000
 7/31/1996             10,053                    10,056
 8/31/1996             10,099                    10,071
 9/30/1996             10,160                    10,132
10/31/1996             10,234                    10,202
11/30/1996             10,320                    10,298
12/31/1996             10,343                    10,302
 1/31/1997             10,400                    10,347
 2/28/1997             10,460                    10,398
 3/31/1997             10,426                    10,344
 4/30/1997             10,491                    10,388
 5/31/1997             10,570                    10,473
 6/30/1997             10,644                    10,535
 7/31/1997             10,787                    10,660
 8/31/1997             10,778                    10,639
 9/30/1997             10,859                    10,715
10/31/1997             10,906                    10,763
11/30/1997             10,957                    10,794
12/31/1997             11,060                    10,867
 1/31/1998             11,129                    10,939
 2/28/1998             11,159                    10,962
 3/31/1998             11,193                    10,979
 4/30/1998             11,205                    10,965
 5/31/1998             11,286                    11,066
 6/30/1998             11,332                    11,103
 7/31/1998             11,382                    11,143
 8/31/1998             11,460                    11,252
 9/30/1998             11,551                    11,323
10/31/1998             11,577                    11,378
11/30/1998             11,610                    11,405
12/31/1998             11,674                    11,433
 1/31/1999             11,762                    11,536
 2/28/1999             11,793                    11,549
 3/31/1999             11,828                    11,559
 4/30/1999             11,875                    11,595
 5/31/1999             11,859                    11,578
 6/30/1999             11,737                    11,509
 7/31/1999             11,783                    11,566
 8/31/1999             11,780                    11,580
 9/30/1999             11,801                    11,624
10/31/1999             11,775                    11,625
11/30/1999             11,833                    11,676
12/31/1999             11,810                    11,657
 1/31/2000             11,781                    11,678
 2/29/2000             11,837                    11,715
 3/31/2000             11,939                    11,776
 4/30/2000             11,945                    11,777
 5/31/2000             11,931                    11,789
 6/30/2000             12,044                    11,938
 7/31/2000             12,115                    12,035
 8/31/2000             12,206                    12,127
 9/30/2000             12,244                    12,130
10/31/2000             12,280                    12,198
11/30/2000             12,303                    12,248
12/31/2000             12,406                    12,384
 1/31/2001             12,505                    12,572
 2/28/2001             12,526                    12,621
 3/31/2001             12,604                    12,709
 4/30/2001             12,613                    12,691
 5/31/2001             12,703                    12,807
 6/30/2001             12,766                    12,864
 7/31/2001             12,865                    12,969
 8/31/2001             12,980                    13,103
 9/30/2001             12,979                    13,169
10/31/2001             13,064                    13,254
11/30/2001             13,070                    13,213
12/31/2001             13,047                    13,200
 1/31/2002             13,160                    13,368
 2/28/2002             13,257                    13,468
 3/31/2002             13,167                    13,267
 4/30/2002             13,297                    13,462
 5/31/2002             13,333                    13,540
 6/30/2002             13,430                    13,657
 7/31/2002             13,502                    13,763
 8/31/2002             13,576                    13,851
 9/30/2002             13,646                    13,960
10/31/2002             13,524                    13,884
11/30/2002             13,583                    13,888
12/31/2002             13,711                    14,087
 1/31/2003             13,756                    14,132
 2/28/2003             13,840                    14,223
 3/31/2003             13,839                    14,206
 4/30/2003             13,895                    14,245
 5/31/2003             14,037                    14,355
 6/30/2003             14,089                    14,332
 7/31/2003             14,002                    14,203
 8/31/2003             14,056                    14,275
 9/30/2003             14,164                    14,489
10/31/2003             14,175                    14,421
11/30/2003             14,238                    14,434
12/31/2003             14,262                    14,465
 1/31/2004             14,299                    14,515
 2/29/2004             14,362                    14,638
 3/31/2004             14,370                    14,599
 4/30/2004             14,321                    14,452
 5/31/2004             14,284                    14,394
 6/30/2004             14,338                    14,420
 7/31/2004             14,438                    14,526
 8/31/2004             14,549                    14,679
 9/30/2004             14,585                    14,696
10/31/2004             14,653                    14,737
11/30/2004             14,645                    14,666
12/31/2004             14,719                    14,723
 1/31/2005             14,739                    14,704
 2/28/2005             14,773                    14,660
 3/31/2005             14,780                    14,612
 4/30/2005             14,816                    14,687
 5/31/2005             14,858                    14,713
 6/30/2005             14,928                    14,790
 7/31/2005             14,953                    14,754
 8/31/2005             14,993                    14,803
 9/30/2005             15,017                    14,810
10/31/2005             15,011                    14,788
11/30/2005             15,052                    14,801
12/31/2005             15,113                    14,853
   1/12006             15,157                    14,886
 2/28/2006             15,197                    14,898
 3/31/2006             15,195                    14,871
 4/30/2006             15,240                    14,896
 5/31/2006             15,286                    14,948
 6/30/2006             15,300                    14,921

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years     57%
2-5 Years     41%
6-10 Years     2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C and Investor Class shares of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND for periods prior to April 11, 2005, reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Short-Term Municipal Bond Fund, its predecessor fund. Performance shown for the Class C shares of the Fund for periods prior to January 31, 2003, reflects the performance of the predecessor fund's Investor Class shares adjusted to reflect the contingent deferred sales charge and the different expenses of the Class C shares.

2 The Lehman Brothers 3-Year Municipal Bond Index is the 3-year (2-4) component of the Lehman Brothers Municipal Bond Index.The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.To be included in the Index, bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.The bonds must have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period.The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND Investor Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the
Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              11/30/1995
   Wendy Casetta

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 2.84% 1 for the 12-month period that ended June 30, 2006, outperforming the Lehman Brothers 1-Year Municipal Bond Index 2, which returned 1.87% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Economic growth continued at a solid pace, prompting the seventeenth increase in the federal funds rate to 5.25% in June 2006. During this period, returns in the municipal market were mostly impacted by yield-curve exposure, sector selection, and duration. As investors continued to look for additional yield opportunities, spreads on higher-yielding bonds narrowed as demand outweighed supply. Overall supply in the municipal market is down about 15% in 2006 as a result of the number of refunding issues declining considerably. Also, as tax collections have increased at state and local municipalities, the need to issue debt has declined. The municipal yield curve continued to flatten during the past year, with the difference between 30-year yields and one-year yields at less than 1%.

      One notable positive contributor to the Fund's performance was a commercial paper holding for the Government Development Bank of Puerto Rico. As the government of Puerto Rico struggled to pass a budget for fiscal year 2007 and approve a new sales tax, we took the opportunity to increase the Fund's exposure to this credit. However, officials in Puerto Rico have now adopted a budget for fiscal year 2007 and are finalizing details on the new sales tax, which may help improve the credit quality of Puerto Rico bonds.

      We kept the duration of the Fund short relative to its benchmark index to take advantage of attractive yields on floating-rate bonds and auction rate securities. However, we recently extended the Fund's duration by adding some high-quality, fixed-rate bonds with maturities ranging between two and three years. The Fund was also overweighted in lower-quality bonds that added to the Fund's overall performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The overall structure of the Fund's portfolio remained relatively stable despite our recent efforts to extend duration closer to neutral--in part through the use of U.S. Treasury futures. Even though the Fund's duration was extended, it always held an average maturity of less than one year. In addition, we raised the credit quality of the Fund's holdings by increasing exposure to prerefunded and insured bonds.

      Health care, tobacco and corporate-backed bonds were some of the best performing sectors and we took advantage of several opportunities to sell positions at compressed spreads from where we bought them. Although credit spreads are at historically tight levels and it has become difficult to find attractively priced lower-quality bonds, we selectively added several higher-yielding positions to the Fund, including a BBB-rated issue from the Cow Creek Band Umpqua Tribe of Indians. It matures on October 1, 2008.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the combination of higher interest rates, rising energy prices, and a slower housing market will decrease consumer spending and cause economic growth to slow--a likely signal for the Fed to pause in its series of interest rate hikes. In the future, we will continue to look for opportunities to increase the Fund's overall credit quality, possibly adding prerefunded bonds, which we believe are more attractively valued because of the large number of recent refundings.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND.

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND for periods prior to April 11,2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra (CONTINUED)

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                                         6-Months*   1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Advisor Class (Incept. Date 10/02/2000)           1.37       2.81     1.75     2.79
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Institutional Class (Incept. Date 07/31/2000)     1.75       3.20     2.42     3.42
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Investor Class (Incept. Date 11/30/1995)          1.58       2.84     2.07     3.21
------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 1-Year Municipal Bond Index 2                                           1.09       1.87     2.31     3.50
------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                      A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.42%
--------------------------------------------------------------------------------
Weighted Average Life                                                0.79 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           0.70 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          128%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class Adv, Inst, Inv)                $4.76, $4.76, $4.76
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class Adv, Inst, Inv)                    3.47%, 3.82%, 3.47%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class Adv, Inst, Inv)                   3.28%, 3.62%, 3.28%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7  (Class Adv, Inst, Inv)    5.34%, 5.88%, 5.34%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                           19.91%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA      27%
AA       17%
A        26%
BBB      19%
BB        7%
SPI       2%
Cash      2%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE ULTRA
                  SHORT-TERM MUNICIPAL INCOME             Lehman Brothers 1-Year
                      FUND-Investor Class                  Municipal Bond Index
 6/30/1996                  10,000                                10,000
 7/31/1996                  10,062                                10,042
 8/31/1996                  10,108                                10,062
 9/30/1996                  10,167                                10,107
10/31/1996                  10,211                                10,159
11/30/1996                  10,254                                10,220
12/31/1996                  10,297                                10,242
 1/31/1997                  10,343                                10,302
 2/28/1997                  10,381                                10,334
 3/31/1997                  10,399                                10,329
 4/30/1997                  10,419                                10,371
 5/31/1997                  10,485                                10,423
 6/30/1997                  10,544                                10,465
 7/31/1997                  10,605                                10,529
 8/31/1997                  10,624                                10,542
 9/30/1997                  10,682                                10,596
10/31/1997                  10,725                                10,637
11/30/1997                  10,760                                10,670
12/31/1997                  10,823                                10,718
 1/31/1998                  10,885                                10,774
 2/28/1998                  10,899                                10,811
 3/31/1998                  10,938                                10,842
 4/30/1998                  10,957                                10,856
 5/31/1998                  11,020                                10,912
 6/30/1998                  11,059                                10,952
 7/31/1998                  11,101                                10,989
 8/31/1998                  11,159                                11,056
 9/30/1998                  11,198                                11,109
10/31/1998                  11,239                                11,161
11/30/1998                  11,275                                11,195
12/31/1998                  11,318                                11,226
 1/31/1999                  11,353                                11,288
 2/28/1999                  11,386                                11,329
 3/31/1999                  11,424                                11,339
 4/30/1999                  11,465                                11,365
 5/31/1999                  11,480                                11,387
 6/30/1999                  11,497                                11,377
 7/31/1999                  11,540                                11,418
 8/31/1999                  11,556                                11,445
 9/30/1999                  11,574                                11,484
10/31/1999                  11,592                                11,509
11/30/1999                  11,634                                11,544
12/31/1999                  11,658                                11,554
 1/31/2000                  11,652                                11,598
 2/29/2000                  11,693                                11,633
 3/31/2000                  11,741                                11,683
 4/30/2000                  11,758                                11,711
 5/31/2000                  11,759                                11,731
 6/30/2000                  11,832                                11,827
 7/31/2000                  11,900                                11,892
 8/31/2000                  11,946                                11,953
 9/30/2000                  11,969                                11,980
10/31/2000                  12,041                                12,036
11/30/2000                  12,064                                12,081
12/31/2000                  12,115                                12,172
 1/31/2001                  12,159                                12,316
 2/28/2001                  12,201                                12,357
 3/31/2001                  12,247                                12,420
 4/30/2001                  12,292                                12,443
 5/31/2001                  12,336                                12,532
 6/30/2001                  12,379                                12,581
 7/31/2001                  12,418                                12,636
 8/31/2001                  12,434                                12,713
 9/30/2001                  12,491                                12,775
10/31/2001                  12,526                                12,831
11/30/2001                  12,487                                12,843
12/31/2001                  12,496                                12,874
 1/31/2002                  12,531                                12,980
 2/28/2002                  12,563                                13,026
 3/31/2002                  12,544                                12,935
 4/30/2002                  12,577                                13,033
 5/31/2002                  12,612                                13,090
 6/30/2002                  12,669                                13,154
 7/31/2002                  12,703                                13,203
 8/31/2002                  12,740                                13,247
 9/30/2002                  12,795                                13,277
10/31/2002                  12,775                                13,258
11/30/2002                  12,809                                13,286
12/31/2002                  12,841                                13,371
 1/31/2003                  12,873                                13,402
 2/28/2003                  12,929                                13,435
 3/31/2003                  12,931                                13,435
 4/30/2003                  12,960                                13,451
 5/31/2003                  13,016                                13,494
 6/30/2003                  13,040                                13,512
 7/31/2003                  13,037                                13,506
 8/31/2003                  13,062                                13,524
 9/30/2003                  13,056                                13,587
10/31/2003                  13,079                                13,572
11/30/2003                  13,101                                13,585
12/31/2003                  13,124                                13,600
 1/31/2004                  13,149                                13,628
 2/29/2004                  13,142                                13,677
 3/31/2004                  13,109                                13,679
 4/30/2004                  13,132                                13,646
 5/31/2004                  13,128                                13,625
 6/30/2004                  13,153                                13,637
 7/31/2004                  13,177                                13,691
 8/31/2004                  13,227                                13,749
 9/30/2004                  13,223                                13,741
10/31/2004                  13,250                                13,741
11/30/2004                  13,165                                13,723
12/31/2004                  13,221                                13,744
 1/31/2005                  13,249                                13,755
 2/28/2005                  13,248                                13,753
 3/31/2005                  13,274                                13,743
 4/30/2005                  13,218                                13,769
 5/31/2005                  13,277                                13,786
 6/30/2005                  13,308                                13,843
 7/31/2005                  13,339                                13,851
 8/31/2005                  13,370                                13,874
 9/30/2005                  13,429                                13,899
10/31/2005                  13,432                                13,904
11/30/2005                  13,465                                13,913
12/31/2005                  13,501                                13,950
   1/12006                  13,537                                13,989
 2/28/2006                  13,570                                14,003
 3/31/2006                  13,607                                14,012
 4/30/2006                  13,640                                14,040
 5/31/2006                  13,678                                14,089
 6/30/2006                  13,714                                14,102

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years       94%
2-5 Years        6%

--------------------------------------------------------------------------------

Short-Term Municipal Income Fund, its predecessor fund. Performance shown for the Advisor Class shares of the Fund for periods prior to October 2, 2000, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to July 31, 2000, reflects the performance of the predecessor fund's Investor Class Shares and includes expenses that are applicable to and are higher than those of the Institutional Class shares.

2 The Lehman Brothers 1-Year Municipal Bond Index is the 1-year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND Investor Class shares for the most recent ten years with the Lehman Brothers 1-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and Wisconsin individual income tax, without assuming undue risk.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              04/06/2001
   Thomas Stoeckmann

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 0.82% 1 (excluding sales charge) for the 12-month period that ended June 30, 2006, slightly underperforming the Lehman Brothers Municipal Bond Index 2, which returned 0.89% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      At the beginning of the period, about 29% of the Fund's assets were invested in Puerto Rico-issued bonds. Puerto Rico bonds substantially underperformed the broad municipal market. However, because we believed that our Puerto Rico bonds were susceptible to downgrades, most of the Fund's exposure was in insured or prerefunded bonds, which outperformed the uninsured issues. Nevertheless, the Puerto Rico bonds still slightly detracted from the Fund's performance.

      On the positive side, the Fund maintained a below-benchmark duration throughout the period, meaning that performance was hurt less than it might have been by rising interest rates. In addition, several of the Fund's holdings were refunded during the period, and the increased prices benefited overall Fund performance.

      The Fund's exposure to lower-quality issues contributed to performance as yield spreads relative to higher-quality bonds continued to tighten. Specifically, the Fund's weightings in tobacco, charter schools, and special tax bonds were positive factors. Finally, the Fund's above-benchmark exposure to zero-coupon bonds was a favorable influence. The yield spread between coupon bonds and zero-coupon bonds declined substantially during the period, providing zero-coupon bonds with a relative advantage.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's exposure to zero-coupon bonds during the period from about 8.5% to about 3.5% of the Fund's portfolio to take advantage of the outperformance of these bonds and also to help reduce the Funds interest-rate exposure. We also increased the Fund's exposure to bonds that were A-rated or better and simultaneously reduced the Fund's exposure to BBB-rated and non-investment-rated deals, causing the Fund's overall average credit quality to increase. With risk premiums declining, we were able to execute this transition while only slightly decreasing the overall yield of the portfolio. More specifically, we sold some U.S. Virgin Island Public Finance Authority bonds and also some multifamily housing bonds issued by the Wauwatosa, Wisconsin Housing Authority. Our purchases were primarily in the insured and general obligation-appropriated issues.

      As stated in our semi-annual report six months ago, our outlook for Puerto Rico bonds was becoming more favorable. In early May 2006, the governor and legislature could not reach an agreement regarding the Puerto Rico budget, and the credit was downgraded, causing credit spreads to widen. In late May 2006, the Government Development Bank of Puerto Rico (which is owned and funded by the Government of Puerto Rico) issued a bond that was a general obligation bond of the Bank and was backed by a new sales tax that the legislature had committed to enacting. The debt was rated BBB and priced at attractive levels. Consequently, we purchased enough for a 1% position in the Fund.

      Finally, we recently increased the Fund's interest rate exposure when ten-year U.S. Treasury rates traded above 5%.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that inflation will increase slightly in the near term, which generally happens in the late stages of an economic cycle. It's possible that the combination of higher interest rates, increasing energy prices, and a slower housing market may decrease consumer spending and cause economic growth to slow down as well. Therefore, we look to moderately increase the Fund's interest-rate exposure. In addition, we will continue to look for opportunities within lower-quality bonds, but with credit spreads at historically low levels, our focus will be on opportunities within the higher-quality areas such as insured, prerefunded, and general obligation bonds.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK, MUNICIPAL SECURITIES RISK AND STATE OF WISCONSIN RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                        Including Sales Charge                      Excluding Sales Charge
                                              ------------------------------------------   -----------------------------------------
                                              6-Months*   1-Year   5-Year   Life of Fund   6-Month*   1-Year   5-Year   Life of Fund
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax Free Fund - Class C
   (Incept. Date 12/26/2002)                    (1.11)    (0.93)    4.02        4.20        (0.11)     0.07     4.02        4.20
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax Free Fund - Investor Class
   (Incept. Date 04/06/2001)                                                                 0.26      0.82     5.22        5.42
------------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index 2                                                    0.28      0.89     5.05        4.93
------------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Average Credit Quality 4                                                     AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.72%
--------------------------------------------------------------------------------
Weighted Average Life                                                8.37 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           6.91 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          111%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class C, Inv)                             $10.38, $10.38
--------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class C, Inv)                                   2.95%, 3.69%
--------------------------------------------------------------------------------
Distribution Rate 6 (Class C, Inv)                                  2.92%, 3.67%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class C, Inv)                    4.86%, 6.09%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                            3.32%
--------------------------------------------------------------------------------

CREDIT QUALITY 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA      49%
AA        8%
A        23%
BBB      18%
BB        1%
Cash      1%

GROWTH OF $10,000 INVESTMENT 9 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE
                  WISCONSIN TAX-FREE FUND -             Lehman Brothers
                        Investor Class               Municipal Bond Index
  4/6/2001                  10,000                          10,000
 4/30/2001                   9,975                           9,892
 5/31/2001                  10,127                           9,998
 6/30/2001                  10,219                          10,065
 7/31/2001                  10,359                          10,214
 8/31/2001                  10,515                          10,382
 9/30/2001                  10,500                          10,348
10/31/2001                  10,636                          10,471
11/30/2001                  10,568                          10,383
12/31/2001                  10,494                          10,284
 1/31/2002                  10,647                          10,463
 2/28/2002                  10,778                          10,589
 3/31/2002                  10,592                          10,381
 4/30/2002                  10,834                          10,584
 5/31/2002                  10,902                          10,648
 6/30/2002                  11,016                          10,761
 7/31/2002                  11,176                          10,899
 8/31/2002                  11,304                          11,031
 9/30/2002                  11,532                          11,272
10/31/2002                  11,360                          11,085
11/30/2002                  11,316                          11,039
12/31/2002                  11,542                          11,272
 1/31/2003                  11,521                          11,244
 2/28/2003                  11,679                          11,401
 3/31/2003                  11,728                          11,408
 4/30/2003                  11,824                          11,483
 5/31/2003                  12,094                          11,752
 6/30/2003                  12,053                          11,702
 7/31/2003                  11,639                          11,292
 8/31/2003                  11,713                          11,377
 9/30/2003                  12,028                          11,711
10/31/2003                  11,980                          11,652
11/30/2003                  12,097                          11,774
12/31/2003                  12,192                          11,871
 1/31/2004                  12,245                          11,939
 2/29/2004                  12,385                          12,119
 3/31/2004                  12,348                          12,077
 4/30/2004                  12,119                          11,791
 5/31/2004                  12,089                          11,748
 6/30/2004                  12,130                          11,791
 7/31/2004                  12,278                          11,946
 8/31/2004                  12,482                          12,185
 9/30/2004                  12,548                          12,250
10/31/2004                  12,662                          12,355
11/30/2004                  12,575                          12,253
12/31/2004                  12,718                          12,403
 1/31/2005                  12,820                          12,519
 2/28/2005                  12,776                          12,477
 3/31/2005                  12,736                          12,398
 4/30/2005                  12,911                          12,594
 5/31/2005                  12,988                          12,684
 6/30/2005                  13,075                          12,762
 7/31/2005                  13,016                          12,705
 8/31/2005                  13,141                          12,833
 9/30/2005                  13,044                          12,747
10/31/2005                  12,985                          12,670
11/30/2005                  13,036                          12,730
12/31/2005                  13,147                          12,840
   1/12006                  13,212                          12,875
 2/28/2006                  13,299                          12,961
 3/31/2006                  13,201                          12,871
 4/30/2006                  13,177                          12,867
 5/31/2006                  13,243                          12,925
 6/30/2006                  13,182                          12,876

MATURITY DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years       10%
2-5 Years       14%
6-10 Years      22%
11-20 Years     46%
21+ Years        8%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C and Investor Class shares of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND for the periods prior to April 11, 2005, reflects the performance of the Class C and Investor Class shares of the Strong Wisconsin Tax-Free Fund, its predecessor fund. Performance shown for the Class C shares of the Fund for the period prior to December 26, 2002, reflects the performance of the predecessor fund's Investor Class shares adjusted to reflect contingent deferred sales charge and the different expenses of the Class C shares.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Wisconsin income tax rate of 39.39%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND Investor Class shares for the life of the Fund with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                          Beginning      Ending
                                                                           Account       Account     Expenses     Net Annual
                                                                            Value         Value     Paid During    Expense
                                                                          01/01/2006   06/30/2006    Period(1)      Ratio
Wells Fargo Advantage Intermediate Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Tax-Free Fund - Investor Class

Actual                                                                    $ 1,000.00   $ 1,004.30   $      3.73      0.75%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.08   $      3.76      0.75%

Wells Fargo Advantage Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class A

Actual                                                                    $ 1,000.00   $ 1,008.00   $      4.23      0.85%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.58   $      4.26      0.85%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class B

Actual                                                                    $ 1,000.00   $ 1,004.20   $      7.95      1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,016.86   $      8.00      1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class C

Actual                                                                    $ 1,000.00   $ 1,004.20   $      7.95      1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,016.86   $      8.00      1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Administrator Class

Actual                                                                    $ 1,000.00   $ 1,009.80   $      2.39      0.48%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,022.41   $      2.41      0.48%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Investor Class

Actual                                                                    $ 1,000.00   $ 1,008.20   $      3.98      0.80%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.83   $      4.01      0.80%

Wells Fargo Advantage Short-Term Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short-Term Municipal Bond Fund - Class C

Actual                                                                    $ 1,000.00   $ 1,008.00   $      7.87      1.58%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,016.96   $      7.90      1.58%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                          Beginning      Ending
                                                                            Account      Account      Expenses    Net Annual
                                                                             Value        Value     Paid During    Expense
                                                                          01/01/2006   06/30/2006    Period(1)      Ratio
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short-Term Municipal Bond Fund - Investor Class

Actual                                                                    $ 1,000.00   $ 1,012.40   $      3.29      0.66%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.52   $      3.31      0.66%

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Advisor
Class

Actual                                                                    $ 1,000.00   $ 1,013.70   $      3.79      0.76%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.03   $      3.81      0.76%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund -
Institutional Class

Actual                                                                    $ 1,000.00   $ 1,017.50   $      1.85      0.37%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,022.96   $      1.86      0.37%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Investor
Class

Actual                                                                    $ 1,000.00   $ 1,015.80   $      3.60      0.72%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.22   $      3.61      0.72%

Wells Fargo Advantage Wisconsin Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Wisconsin Tax-Free Fund - Class C

Actual                                                                    $ 1,000.00   $   998.90   $      7.38      1.49%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,017.41   $      7.45      1.49%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Wisconsin Tax-Free Fund - Investor Class

Actual                                                                    $ 1,000.00   $ 1,002.60   $      3.72      0.75%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.08   $      3.76      0.75%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 98.46%

ALABAMA - 3.21%
$  1,835,000   JEFFERSON COUNTY AL SERIES A                                               5.25%         01/01/2011    $  1,919,428
   1,000,000   WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC GASTON
               PROJECT SERIES A (IDR, AMBAC INSURED)+/-SS.                                4.55          06/01/2019         991,290

                                                                                                                         2,910,718
                                                                                                                      ------------

ALASKA - 0.49%
     350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC REVENUE
               LOC)                                                                       6.00          07/01/2015         391,258
      55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
               REVENUE ASSET BACKED                                                       4.80          06/01/2011          55,309

                                                                                                                           446,567
                                                                                                                      ------------

ARIZONA - 0.72%
     250,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A (HOSPITAL REVENUE)                                                5.25          02/15/2013         252,265
     375,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                                6.00          07/15/2013         397,020

                                                                                                                           649,285
                                                                                                                      ------------

ARKANSAS - 2.72%
   1,000,000   CABOT AR SALES & USE TAX                                                   4.60          12/01/2025         980,080
   1,000,000   HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                         4.65          06/01/2027         986,800
     500,000   HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                         4.70          06/01/2030         493,615

                                                                                                                         2,460,495
                                                                                                                      ------------

CALIFORNIA - 2.37%
     750,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-SS.             4.50          05/15/2029         750,000
     300,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO SETTLEMENT
               REVENUE ASSET BACKED SERIES 2003 A1                                        6.75          06/01/2039         335,769
     150,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO SETTLEMENT
               REVENUE ASSET BACKED SERIES A                                              7.88          06/01/2042         179,216
     350,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                       5.50          03/01/2008         354,085
     425,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)       4.50          03/01/2011         418,650
     100,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                                 6.75          07/01/2013         113,773

                                                                                                                         2,151,493
                                                                                                                      ------------

COLORADO - 1.82%
   1,000,000   ADONEA METROPOLITAN DISTRICT #2 CO REVENUE                                 4.38          12/01/2015         988,420
     245,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
               CONVERTIBLE (TOLL ROAD REVENUE LOC)^+++                                    4.17          06/15/2012         201,270
     550,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
               CONVERTIBLE (TOLL ROAD REVENUE LOC)^+++                                    4.41          06/15/2016         461,752

                                                                                                                         1,651,442
                                                                                                                      ------------

FLORIDA - 6.20%
   1,800,000   BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
               FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                          4.45          12/01/2028       1,800,000

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
FLORIDA (CONTINUED)
$    235,000   BROOKS OF BONITA SPRINGS II COMMUNITY DEVELOPMENT DISTRICT FL
               (OTHER REVENUE, MBIA INSURED)                                              4.00%         05/01/2014    $    231,217
     275,000   BROOKS OF BONITA SPRINGS II COMMUNITY DEVELOPMENT DISTRICT FL
               (OTHER REVENUE, MBIA INSURED)                                              4.00          05/01/2015         269,115
     500,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                    4.50          12/01/2011         505,225
     500,000   CAPITAL PROJECTS FINANCE AUTHORITY CAPITAL PROJECTS
                (COLLEGE & UNIVERSITY REVENUE LOC)#                                       5.50          10/01/2014         529,405
   1,000,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER REVENUE
               LOC)+/-SS.                                                                 4.75          12/01/2015       1,026,110
     500,000   GULF BREEZE FL REVENUE FGIC INSURED (GO - STATES, TERRITORIES
               LOC)+/-SS.                                                                 5.50          12/01/2015         527,440
     665,000   ST. LUCIE COUNTY FL (UTILITIES REVENUE LOC)                                5.50          10/01/2016         728,241

                                                                                                                         5,616,753
                                                                                                                      ------------

GEORGIA - 1.81%
   1,000,000   FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
               SECURITY BANK LOC)                                                         5.25          01/01/2016       1,063,010
      10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER PREREFUNDED REVENUE
               SERIES Y MBIA INSURED (ELECTRIC REVENUE LOC)SS.                            6.50          01/01/2017          11,530
     490,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y MBIA
               INSURED (ELECTRIC REVENUE LOC)                                             6.50          01/01/2017         563,167

                                                                                                                         1,637,707
                                                                                                                      ------------

ILLINOIS - 5.16%
     340,000   AURORA IL SERIES B                                                         4.90          12/30/2011         338,463
     550,000   CHICAGO IL HOUSING AUTHORITY PREREFUNDEDSS.                                5.38          07/01/2013         587,884
     400,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A                                                                   5.25          12/01/2012         398,904
     200,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
               FACILITIES SERIES A                                                        5.50          07/01/2012         204,442
     330,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
               FACILITIES SERIES A                                                        5.70          07/01/2012         335,270
     560,000   ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                        4.50          01/01/2007         560,297
     805,000   ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)               10.00          01/01/2015       1,009,317
   1,000,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL SPECIAL
               OBLIGATION SERIES A (WATER REVENUE)                                        5.00          05/01/2014       1,054,050
     330,000   ROSELLE IL PARK DISTRICT CAPITAL APPRECIATION (PROPERTY TAX REVENUE)^      5.00          01/01/2018         188,249

                                                                                                                         4,676,876
                                                                                                                      ------------

IOWA - 0.69%
     225,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS AMBAC
               INSURED
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                        5.25          08/15/2015         228,166
     370,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
               PREREFUNDED ASSET BACKED SERIES BSS.                                       5.50          06/01/2012         396,566

                                                                                                                           624,732
                                                                                                                      ------------

KANSAS - 1.36%
     140,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
               (HEALTHCARE FACILITIES REVENUE LOC)                                        6.13          04/01/2012         152,405
     550,000   MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                           4.15          08/01/2015         547,844
     555,000   PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY REDEVELOPMENT
               (PROPERTY TAX REVENUE)                                                     4.50          04/01/2016         536,241

                                                                                                                         1,236,490
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
KENTUCKY - 1.17%
$  1,000,000   KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES SERIES A         5.75%         12/01/2015      $1,056,210
                                                                                                                      ------------

LOUISIANA - 2.85%
     500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST JEFFERSON
               MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE, FIRST
               SECURITY BANK LOC)                                                         5.25          01/01/2013         515,290
   1,000,000   LOUISIANA STATE CITIZENS PROPERTY SERIES B (SPECIAL FACILITIES
               REVENUE, AMBAC INSURED)                                                    5.25          06/01/2014       1,064,050
     800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)           5.38          06/01/2016         837,600
     160,000   NEW ORLEANS LA SEWER SERVICE                                               5.50          06/01/2020         166,326

                                                                                                                         2,583,266
                                                                                                                      ------------

MASSACHUSETTS - 1.34%
   1,125,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SERIES A                          5.63          01/01/2016       1,210,759
                                                                                                                      ------------

MICHIGAN - 3.24%
   1,250,000   CONELL TOWNSHIP MI ECONOMIC DEVELOPMENT MEADWESTVACO ESCANABA PROJECT
               (IDR)SS.                                                                   5.88          05/01/2018       1,368,938
   1,000,000   MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST SECURITY
               BANK LOC)                                                                  5.00          11/01/2015       1,057,480
     500,000   PONTIAC MI FISCAL STABILIZATION (PROPERTY TAX REVENUE, CIFG INSURED)       5.00          05/01/2021         512,465

                                                                                                                         2,938,883
                                                                                                                      ------------

MINNESOTA - 1.34%
     235,000   MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                        10.00          06/01/2013         285,175
     900,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC PLANT
               REVENUE LOC)                                                               5.50          01/01/2012         929,817

                                                                                                                         1,214,992
                                                                                                                      ------------

MISSISSIPPI - 1.55%
     280,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION GULFPORT WATER &
               SEWER SYSTEMS PROJECT FSA INSURED                                          5.25          07/01/2011         294,431
     500,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MISSISSIPPI LIMITED
               OBLIGATION HOSPITAL IMPROVEMENTS                                           5.88          07/01/2022         541,840
     510,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ MISSISSIPPI
               CONVENTION CENTER PROJECTSS.                                               5.70          07/01/2015         564,718

                                                                                                                         1,400,989
                                                                                                                      ------------

MISSOURI - 3.82%
     815,000   BRENTWOOD MO BRENTWOOD SQUARE PROJECT                                      4.50          05/01/2022         791,895
     190,000   CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY PROJECT       4.50          04/15/2016         189,909
   1,000,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
               REVENUE)                                                                   4.50          04/01/2021         984,050
     500,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                         5.25          12/01/2014         496,955
   1,000,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS+/-SS.              5.00          02/01/2029       1,002,340

                                                                                                                         3,465,149
                                                                                                                      ------------

NEBRASKA - 0.76%
     665,000   O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                                   6.25          09/01/2012         688,521
                                                                                                                      ------------

NEVADA - 2.81%
   1,000,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A (STATE & LOCAL
               GOVERNMENTS, AMBAC INSURED)                                                4.25          12/01/2013         995,750
     590,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121B (STATE & LOCAL
               GOVERNMENTS)                                                               4.88          12/01/2014         585,557
     265,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121B (STATE & LOCAL
               GOVERNMENTS)                                                               4.80          12/01/2013         263,683

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEVADA (CONTINUED)
$    710,000   NORTH LAS VEGAS NV SPECIAL IMPROVEMENT DISTRICT #60B (OTHER REVENUE)       4.75%         12/01/2013    $    703,852

                                                                                                                         2,548,842
                                                                                                                      ------------

NEW HAMPSHIRE - 1.35%
     750,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH
               NEW HAMPSHIRE MEDICAL CENTER                                               5.00          10/01/2014         778,440
     435,000   NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HEALTHCARE FACILITIES
               REVENUE)                                                                   5.25          06/01/2014         443,130

                                                                                                                         1,221,570
                                                                                                                      ------------

NEW JERSEY - 3.52%
     250,000   BAYONNE NJ BID ANTICIPATION NOTES                                          5.00          10/27/2006         250,177
     500,000   BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                                 5.00          10/13/2006         500,005
     500,000   MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER
               HOTEL SUBSERIES B                                                          6.25          01/01/2037         504,750
   1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY REVENUE CIGARETTE TAX            5.00          06/15/2012       1,042,460
     865,000   NEWARK NJ (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                  5.00          10/01/2015         893,952

                                                                                                                         3,191,344
                                                                                                                      ------------

NEW YORK - 12.23%
     145,000   ALBANY COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES K1 (IDR, ACA INSURED)                     4.45          07/01/2013         143,625
     100,000   NASSAU COUNTY NY IDA                                                       6.88          07/01/2010         104,643
     215,000   NASSAU COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES F1 (IDR, ACA INSURED)                     4.55          07/01/2014         212,728
     275,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
               SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                             4.50          11/01/2015         278,187
   1,000,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
               SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                             5.00          11/01/2024       1,014,890
     180,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES C1 (IDR, ACA INSURED)                     4.45          07/01/2013         177,763
     400,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-SS.                5.25          02/01/2029         418,656
     500,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                        6.00          08/15/2015         547,035
   1,500,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NEW YORK
               UNIVERSITY SERIES A (OTHER REVENUE)                                        5.50          05/15/2013       1,604,145
   1,500,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B+/-SS.                          5.25          11/15/2023       1,589,175
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
               UNIVERSITY REVENUE, CIFG INSURED)+/-SS.                                    6.00          11/15/2023       1,095,520
   1,000,000   NEW YORK STATE NON STATE SUPPORTED DEBT HEALTH CENTER
               (HOSPITAL REVENUE, SONYMA)                                                 5.00          11/15/2019       1,026,480
     500,000   NEW YORK STATE THRUWAY AUTHORITY SERIES B (TOLL ROAD REVENUE,
               FGIC INSURED)                                                              5.00          04/01/2017         525,205
     330,000   ORANGE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES G1 (IDR, ACA INSURED)                     4.55          07/01/2014         326,512
      10,000   SUFFOLK COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES D1 (IDR, ACA INSURED)                     4.45          07/01/2013           9,905
     180,000   SULLICAN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES H1 (IDR, ACA INSURED)                     4.45          07/01/2013         178,294
      45,000   SULLIVAN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES H1 (IDR, ACA INSURED)                     4.55          07/01/2014          44,524

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEW YORK (CONTINUED)
$    100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                       4.00%         06/01/2012    $     99,528
     110,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                       5.00          06/01/2011         110,094
   1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                       5.50          06/01/2019       1,064,970
     250,000   TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES Y (TOLL ROAD
               REVENUE LOC)                                                               5.50          01/01/2017         272,735
     245,000   WESTCHESTER COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROJECT SERIES E1 (IDR, ACA INSURED)                     4.55          07/01/2014         242,410

                                                                                                                        11,087,024
                                                                                                                      ------------

NORTH CAROLINA - 0.11%
      95,000   NORTH CAROLINA MUNICIPAL POWER AGENCY #1 CATAWBA ELECTRIC REVENUE          7.25          01/01/2007          96,574
                                                                                                                      ------------

NORTH DAKOTA - 0.44%
     350,000   MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)            7.20          06/30/2013         397,670
                                                                                                                      ------------

OHIO - 2.00%
     970,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HEALTHCARE
               FACILITIES REVENUE)                                                       10.38          06/01/2013       1,165,863
     410,000   LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                  5.50          02/15/2012         431,693
     195,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
               APPRECIATION SERIES D                                                      6.25          07/01/2010         211,380

                                                                                                                         1,808,936
                                                                                                                      ------------

OKLAHOMA - 1.01%
     775,000   MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)                     6.00          01/01/2023         876,362
      40,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY HOSPITAL
               PROJECT SERIES B                                                           5.35          07/01/2008          40,621

                                                                                                                           916,983
                                                                                                                      ------------

PENNSYLVANIA - 4.38%
   1,000,000   CENTRAL DAUPHIN PA SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
               INSURED)                                                                   7.50          02/01/2030       1,235,860
     350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                     5.63          10/01/2015         349,216
     965,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER
               REVENUE LOC)+/-SS.                                                         5.26          07/01/2027         975,123
     730,000   ERIE PA PARKING AUTHORITY (PARKING FACILITIES REVENUE, RADIAN
               INSURED)%%                                                                 4.60          09/01/2021         709,144
     650,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY ALLEGHENY
               DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES REVENUE LOC)               5.70          11/15/2011         695,766

                                                                                                                         3,965,109
                                                                                                                      ------------

PUERTO RICO - 1.76%
     500,000   PUERTO RICO COMMONWEALTH (TAX REVENUE, FIRST SECURITY BANK LOC)            6.50          07/01/2013         571,100
   1,000,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B (OTHER
               REVENUE)                                                                   5.00          12/01/2011       1,030,220

                                                                                                                         1,601,320
                                                                                                                      ------------

SOUTH CAROLINA - 3.49%
     250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                  9.05          01/01/2032          27,427
   1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                  8.67          01/01/2037         138,495
   2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                  8.66          01/01/2038         146,140
   1,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
               PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                             6.88          08/01/2027       1,743,360
   1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
               PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                             6.00          08/01/2020       1,110,390

                                                                                                                         3,165,812
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
SOUTH DAKOTA - 1.26%
$    600,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)               6.00%         01/01/2012    $    649,038
     500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                              5.25          05/01/2015         491,990

                                                                                                                         1,141,028
                                                                                                                      ------------

TEXAS - 9.69%
   2,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                    5.00          08/15/2034       2,601,075
   1,335,000   BEXAR COUNTY TX REVENUE PROJECT                                            5.75          08/15/2022       1,404,754
     715,000   DENTON COUNTY TX (GO - BOND BANK LOC)                                      5.00          07/15/2016         749,098
   1,640,000   EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                               5.25          02/15/2014       1,725,395
   1,000,000   GARZA COUNTY TX PUBIC FACILITIES CORPORATION                               5.25          10/01/2014       1,018,010
   1,195,000   LEANDER TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
               (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^%%                4.59          08/15/2014         829,641
     250,000   MIDTOWN TX RDA (TAX REVENUE LOC)                                           5.00          01/01/2009         255,002
     195,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (OTHER REVENUE LOC)                  5.00          10/01/2009         199,744

                                                                                                                         8,782,719
                                                                                                                      ------------

UTAH - 0.77%
     700,000   UTAH WATER FINANCE AGENCY POOLED LOAN FINANCING PROGRAM SERIES C
               (WATER REVENUE, AMBAC INSURED)                                             4.63          10/01/2020         701,274
                                                                                                                      ------------

VIRGINIA - 0.51%
      45,000   DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                        5.30          02/01/2008          45,743
     305,000   DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                        5.55          02/01/2012         312,305
     100,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES
               D1 (HOUSING REVENUE LOC)                                                   4.50          07/01/2010         101,851

                                                                                                                           459,899
                                                                                                                      ------------

WASHINGTON - 3.43%
     310,000   GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
               REVENUE LOC)                                                               5.25          01/01/2012         329,285
     400,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                   6.00          06/01/2010         404,916
     300,000   SPOKANE WA SERIES B                                                        5.40          01/01/2010         305,364
     400,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
               BACKED                                                                     5.50          06/01/2012         415,516
     710,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
               BACKED                                                                     6.50          06/01/2026         771,614
     100,000   VANCOUVER WA PREREFUNDED (WATER REVENUE LOC)SS.                            4.90          06/01/2010         101,002
      75,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
               PROJECT A                                                                  5.35          07/01/2014          75,653
     610,000   WASHINGTON STATE SERIES B                                                  6.40          06/01/2017         701,854

                                                                                                                         3,105,204
                                                                                                                      ------------

WISCONSIN - 7.08%
     465,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            5.00          06/01/2008         467,767
     535,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            5.00          06/01/2009         539,745
   1,085,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            6.00          06/01/2017       1,141,648
      70,000   ST. CROIX FALLS WI CDA                                                     3.95          12/01/2008          69,556
      70,000   ST. CROIX FALLS WI CDA                                                     4.20          12/01/2009          69,822
      75,000   ST. CROIX FALLS WI CDA                                                     4.40          12/01/2010          75,156
     500,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                               4.25          10/01/2017         488,380
     890,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELL TOWER
               RESIDENCE PROJECT                                                          4.75          07/01/2015         888,709

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$    230,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE SAVIOR
               HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                             4.70%         05/01/2008    $    232,254
   1,360,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C (HOUSING
               REVENUE, GO OF AUTHORITY)                                                  4.75          03/01/2012       1,386,126
     200,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.00          05/01/2013         197,448
     175,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.00          11/01/2013         172,345
     200,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.10          05/01/2014         197,706
     250,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.10          11/01/2014         246,637
     250,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.15          05/01/2015         246,353

                                                                                                                         6,419,652
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $89,947,464)                                                                        89,232,287
                                                                                                                      ------------

SHORT-TERM INVESTMENTS - 2.79%

COMMERCIAL PAPER - 1.11%
   1,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                    3.75             08/1/06       1,000,000

                                                                                                                         1,000,000
                                                                                                                      ------------

SHARES

MUTUAL FUNDS - 1.68%
   1,525,884   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                           1,525,884
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,525,884)                                                                           2,525,884
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $92,473,349)*                           101.25%                                                                 $ 91,758,171
                                                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET              (1.25)                                                                   (1,135,236)
                                              ------                                                                  ------------
TOTAL NET ASSETS                              100.00%                                                                 $ 90,622,935
                                              ======                                                                  ============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+++   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,525,884.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $92,472,280 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                  $  270,057
      GROSS UNREALIZED DEPRECIATION                                    (984,166)
                                                                     ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                     $ (714,109)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 96.56%
ALABAMA - 0.76%

$  1,045,000   JEFFERSON COUNTY AL SERIES A                                               5.25%         01/01/2015    $  1,102,600
   1,685,000   WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC
               GASTON PROJECT SERIES A (IDR, AMBAC INSURED)+/-SS.                         4.55          06/01/2019       1,670,324

                                                                                                                         2,772,924
                                                                                                                      ------------

ALASKA - 0.93%
   1,440,000   CIVICVENTURES AK ANCHORAGE CONVENTION CENTER (OTHER REVENUE, MBIA
               INSURED)                                                                   5.00          09/01/2020       1,486,958
     210,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
               SETTLEMENT REVENUE ASSET BACKED                                            5.60          06/01/2009         215,265
     770,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
               SETTLEMENT REVENUE ASSET BACKED                                            5.70          06/01/2011         798,074
     855,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
               SETTLEMENT REVENUE ASSET BACKED                                            6.20          06/01/2022         889,525

                                                                                                                         3,389,822
                                                                                                                      ------------

ARIZONA - 2.27%
      25,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A                                                                   5.30          11/15/2008          25,272
      30,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A                                                                   5.50          11/15/2010          30,578
     290,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A                                                                   5.38          02/15/2018         295,545
     140,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A                                                                   6.13          11/15/2022         144,708
      85,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A                                                                   5.88          02/15/2027          86,791
     100,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A                                                                   6.25          11/15/2029         103,267
   1,500,000   PIMA COUNTY AR FACILITY P.L.C. CHARTER SCHOOLS PROJECT (IDR)               6.75          04/01/2036       1,473,375
     500,000   PINAL COUNTY AZ IDA CORRECTIONAL FACILITIES FLORENCE WEST PRISON
               PROJECT SERIES A (IDR, ACA INSURED)                                        5.25          10/01/2023         512,030
   3,425,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                                6.00          07/15/2013       3,626,116
   2,025,000   YAVAPAI COUNTY AZ IDA                                                      5.45          06/01/2033       2,002,340

                                                                                                                         8,300,022
                                                                                                                      ------------

ARKANSAS - 0.90%
   3,345,000   CABOT AR SALES & USE TAX                                                   4.60          12/01/2025       3,278,368
                                                                                                                      ------------
CALIFORNIA - 9.36%
   5,500,000   CALIFORNIA STATE (GO)                                                      5.00          03/01/2025       5,630,955
   1,500,000   CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING
               FOUNDATION+/-SS.                                                           4.50          12/01/2028       1,500,000
   1,445,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
               APPRECIATION SENIOR LIEN SERIES A+/-SS.                                    7.05          01/01/2010       1,595,670
   5,000,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
               APPRECIATION SENIOR LIEN SERIES A^                                         4.78          01/01/2019       2,790,350
     305,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
               SETTLEMENT REVENUE SERIES 2003 A1                                          6.63          06/01/2040         338,187
     235,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
               SETTLEMENT REVENUE SERIES A3+/-SS.                                         7.88          06/01/2042         280,771
   4,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
               SETTLEMENT REVENUE PREREFUNDED ENHANCED ASSET BACKED SERIES BSS.           5.63          06/01/2038       4,364,880
   1,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
               SETTLEMENT REVENUE PREREFUNDED ENHANCED ASSET BACKED SERIES BSS.           5.50          06/01/2033       1,083,750
   1,305,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
               SETTLEMENT REVENUE SERIES 2003 A1                                          6.75          06/01/2039       1,460,595
   2,090,000   LOS ANGELES CA HFA PEPPERMILL I & II                                       5.13          04/01/2028       2,081,682

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  1,000,000   MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HEALTHCARE FACILITIES
               REVENUE LOC)                                                               6.50%         03/15/2015    $  1,135,770
     455,000   PALM SPRINGS CA AIRPORT PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
               REVENUE)                                                                   5.35          07/01/2015         451,797
     365,000   PALM SPRINGS CA AIRPORT PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
               REVENUE)                                                                   5.40          07/01/2016         361,667
     440,000   PALM SPRINGS CA AIRPORT PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
               REVENUE)                                                                   5.45          07/01/2020         435,332
   1,800,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
               (TAX INCREMENTAL REVENUE LOC)                                              5.50          05/01/2014       1,963,548
   1,000,000   ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT SERIES B (PROPERTY TAX
               REVENUE LOC)^                                                              4.62          08/01/2015         663,280
   3,000,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                       5.50          03/01/2008       3,035,010
   2,500,000   SOUTHERN CALIFORNIA LOGISTICS AIRPORT AUTHORITY (AIRPORT REVENUE, XL
               CAPITAL ASSURANCE COMPANY INSURED)                                         5.00          12/01/2043       2,512,725
   2,500,000   SOUTHERN CALIFORNIA LOGISTICS AIRPORT AUTHORITY HOUSING (AIRPORT
               REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                             5.00          12/01/2036       2,529,150

                                                                                                                        34,215,119
                                                                                                                      ------------

COLORADO - 3.70%
   3,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY BROMLEY EAST
               PROJECT PREREFUNDED SERIES ASS.                                            7.25          09/15/2030       3,395,640
   1,550,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CEREBRAL PALSY
               PROJECT SERIES A (OTHER REVENUE)                                           6.25          05/01/2036       1,565,143
     850,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
               BANNING LEWIS (OTHER REVENUE)++                                            6.13          12/15/2035         859,452
   1,810,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL MONTESSORI
               EVERGREEN PROJECT                                                          6.50          12/01/2035       1,779,592
   5,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR LIEN
               SERIES B (TOLL ROAD REVENUE LOC)^                                          4.70          09/01/2016       3,132,950
     500,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
               IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                             5.05          05/01/2015         497,255
     415,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
               IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                             5.25          05/01/2020         411,950
   2,240,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
               CONVERTIBLE (TOLL ROAD REVENUE LOC)^+++                                    4.41          06/15/2016       1,880,592

                                                                                                                        13,522,574
                                                                                                                      ------------

CONNECTICUT - 0.46%
   1,500,000   CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                         6.50          10/01/2012       1,697,115
                                                                                                                      ------------
DISTRICT OF COLUMBIA - 0.13%
     270,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION              5.38          05/15/2010         276,661
     175,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION              5.70          05/15/2012         183,517

                                                                                                                           460,178
                                                                                                                      ------------

FLORIDA - 3.72%
   1,000,000   BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
               FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                          4.45          12/01/2028       1,000,000
   1,000,000   BROWARD COUNTY FL EDUCATIONAL FACILITIES NOVA SOUTHEASTERN
               (COLLEGE & UNIVERSITY REVENUE, GUARANTEE AGREEMENT)%%                      5.00          04/01/2036       1,013,800
   3,250,000   COLLIER COUNTY FL IDA NAPLES COMMUNITY HOSPITAL INCORPORATED PROJECT
               (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-SS.                           4.65          10/01/2034       3,194,262
   1,750,000   GLADES CORRECTIONAL DEVELOPMENT CORPORATION FL 1ST MORTGAGE GLADES
               COUNTY DETENTION (OTHER REVENUE)                                           7.38          03/01/2030       1,724,713
     315,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER REVENUE
               LOC)+/-SS.                                                                 4.75          12/01/2015         323,225
     500,000   MEDITERRANEAN COMMUNITY DEVELOPMENT DISTRICT FLORIDA SPECIAL
               ASSESSMENT SERIES A (SPECIAL TAX REVENUE)                                  5.60          05/01/2037         501,455

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
FLORIDA (CONTINUED)
$  1,835,000   MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL
               CENTER                                                                     6.00%         11/15/2007    $  1,873,535
   1,150,000   PALM BEACH COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
               SERIES A (LEASE REVENUE, FGIC INSURED)                                     5.00          08/01/2022       1,179,946
   2,225,000   PALM BEACH COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
               SERIES A (LEASE REVENUE, FGIC INSURED)                                     5.00          08/01/2023       2,278,400
     500,000   WINTER GARDEN VILLAGE AT FOWLER GROVES COMMUNITY DEVELOPMENT
               DISTRICT FL (SPECIAL TAX REVENUE)                                          5.65          05/01/2037         502,995

                                                                                                                        13,592,331
                                                                                                                      ------------

GEORGIA - 8.96%
   4,930,000   ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX REVENUE LOC)        6.25          07/01/2020       5,632,032
   3,000,000   ATLANTA GA PREREFUNDED SERIES A (AIRPORT REVENUE LOC)SS.                   5.50          01/01/2010       3,180,930
   1,235,000   ATLANTA GA TAX ALLOCATION PRINCETON LAKES PROJECT (TAX ALLOCATION
               REVENUE)                                                                   5.50          01/01/2031       1,226,775
     115,000   ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
               ESTATES PROJECT SERIES A                                                   5.88          05/01/2007         112,553
   1,675,000   ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
               ESTATES PROJECT SERIES A                                                   6.38          05/01/2017       1,628,452
   2,965,000   ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
               ESTATES PROJECT SERIES A                                                   6.50          05/01/2027       2,877,859
   6,235,000   EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON ROAD
               APARTMENTS+/-SS.                                                           5.00          10/01/2032       6,148,583
   2,225,000   FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
               SECURITY BANK LOC)                                                         5.25          01/01/2016       2,365,197
       5,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
               SERIES Y MBIA INSURED (ELECTRIC REVENUE LOC)SS.                            6.50          01/01/2017           5,765
     450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y MBIA
               INSURED (ELECTRIC REVENUE LOC)                                             6.50          01/01/2017         517,194
   4,300,000   GEORGIA STATE SERIES B                                                     6.25          03/01/2011       4,724,797
   1,000,000   GEORGIA STATE SERIES E#                                                    6.75          12/01/2012       1,152,160
   2,000,000   MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES A
               (UTILITIES REVENUE LOC)                                                    5.25          01/01/2014       2,135,280
   1,060,000   THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS PROJECT
               SERIES A+/-SS.                                                             5.10          12/01/2035       1,061,526

                                                                                                                        32,769,103
                                                                                                                      ------------

ILLINOIS - 4.37%
   2,740,000   AURORA IL SERIES B                                                         5.85          12/30/2013       2,726,053
   2,000,000   BOLINGBROOK IL SPECIAL SERVICE AREA # 1 FOREST CITY PROJECT^+++            5.93          03/01/2027       1,862,100
     500,000   CHICAGO IL HOUSING AUTHORITY PREREFUNDEDSS.                                5.38          07/01/2013         534,440
     250,000   DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT (SPECIAL
               TAX REVENUE)                                                               5.40          03/01/2016         248,328
     750,000   DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT (SPECIAL
               TAX REVENUE)                                                               5.63          03/01/2036         740,445
     390,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A                                                                   5.25          12/01/2012         388,931
   2,330,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A                                                                   6.13          12/01/2022       2,435,899
   2,500,000   ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                        4.50          01/01/2007       2,501,325
     450,000   ILLINOIS HEALTH FACILITIES AUTHORITY CONDELL MEDICAL CENTER                7.00          05/15/2022         486,729
   1,290,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR (HOUSING REVENUE LOC)          5.00          07/01/2025       1,297,585
     330,000   ROSELLE IL PARK DISTRICT CAPITAL APPRECIATION (PROPERTY TAX
               REVENUE)^                                                                  5.25          01/01/2022         149,348
     330,000   ROSELLE IL PARK DISTRICT CAPITAL APPRECIATION (PROPERTY TAX
               REVENUE)^                                                                  5.34          01/01/2024         132,772
     535,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^                 4.59          01/01/2015         365,239
     500,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^                 4.62          01/01/2015         340,495
   1,750,000   YORKVILLE IL UNITED CITY SPECIAL SVCAREA #2004-107 RAINTREE
               VILLAGE II PROJECT                                                         6.25          03/01/2035       1,767,448

                                                                                                                        15,977,137
                                                                                                                      ------------

INDIANA - 0.42%
   1,600,000   HAMILTON COUNTY IN REDEVELOPMENT DISTRICT THOMSON ELECTRICS ECONOMIC
               DEVELOPMENT (TAX REVENUE)                                                  5.10          02/01/2031       1,535,024
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
IOWA - 0.29%
$    800,000   CORALVILLE IA URBAN RENEWAL TAX INCREMENT SERIES A (TAX INCREMENTAL
               REVENUE)                                                                   6.00%         06/01/2036    $    808,272
     110,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                      5.00          06/01/2009         110,090
     125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                      5.00          06/01/2010         124,929

                                                                                                                         1,043,291
                                                                                                                      ------------

KANSAS - 0.57%
     415,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
               (HEALTHCARE FACILITIES REVENUE LOC)                                        6.13          04/01/2012         451,773
     885,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES SERIES A5
               (HOUSING REVENUE LOC)+/-SS.                                                5.70          12/01/2036         936,861
     680,000   SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE GNMA
               (SFHR LOC)+/-SS.                                                           6.50          12/01/2022         689,738

                                                                                                                         2,078,372
                                                                                                                      ------------

KENTUCKY - 0.50%
   1,745,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCING AUTHORITY CHRISTIAN CARE
               COMMUNITIES PROJECTS                                                       5.38          11/20/2035       1,819,546
                                                                                                                      ------------
LOUISIANA - 3.00%
   3,275,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE CORRECTIONAL
               FACILITIES PROJECT                                                         6.25          03/01/2019       3,403,609
   3,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (SPECIAL TAX REVENUE, AMBAC INSURED)                                       5.00          06/01/2018       3,121,290
   2,500,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (SPECIAL TAX REVENUE, AMBAC INSURED)                                       5.00          06/01/2016       2,621,075
   1,350,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                    5.00          09/01/2007       1,351,188
     475,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                    5.00          09/01/2007         475,418

                                                                                                                        10,972,580
                                                                                                                      ------------

MASSACHUSETTS - 2.87%
   3,000,000   MASSACHUSETTS CONSUMER LOAN PREREFUNDED SERIES B SS.                       5.25          06/01/2010       3,137,250
   3,385,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL TRANSPORTATION
               SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)                               7.00          03/01/2014       3,928,089
   3,000,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SUBSERIES A           6.00          08/01/2017       3,441,270

                                                                                                                        10,506,609
                                                                                                                      ------------

MICHIGAN - 0.42%
   1,500,000   PONTIAC MI FISCAL STABILIZATION (PROPERTY TAX REVENUE, CIFG INSURED)       5.00          05/01/2021       1,537,395
                                                                                                                      ------------
MINNESOTA - 0.72%
   1,000,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC PLANT
               REVENUE LOC)                                                               5.50          01/01/2012       1,033,130
   1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                          7.50          12/01/2031       1,608,120

                                                                                                                         2,641,250
                                                                                                                      ------------

MISSOURI - 2.89%
   1,205,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT                5.20          04/15/2020       1,183,515
   3,500,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                         5.25          12/01/2014       3,478,685
   2,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
               AUTHORITY REVOLVING FUND PROGRAM SERIES B                                  5.50          07/01/2016       2,190,040
   3,700,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS+/-SS.              5.00          02/01/2029       3,708,658

                                                                                                                        10,560,898
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEVADA - 1.15%
$    200,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121B (STATE & LOCAL
               GOVERNMENTS)                                                               5.13%         12/01/2019    $    196,848
   1,395,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121B (STATE & LOCAL
               GOVERNMENTS)                                                               5.30          12/01/2029       1,382,013
     650,000   NORTH LAS VEGAS NV SPECIAL IMPROVEMENT DISTRICT #60B (SPECIAL
               TAX REVENUE)                                                               4.80          12/01/2014         641,127
     895,000   NORTH LAS VEGAS NV SPECIAL IMPROVEMENT DISTRICT #60B (SPECIAL
               TAX REVENUE)                                                               4.85          12/01/2015         878,389
   1,120,000   NORTH LAS VEGAS NV SPECIAL IMPROVEMENT DISTRICT #60B (SPECIAL
               TAX REVENUE)                                                               5.10          12/01/2022       1,106,224

                                                                                                                         4,204,601
                                                                                                                      ------------

NEW HAMPSHIRE - 0.32%
   1,135,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH NEW
               HAMPSHIRE MEDICAL CENTER                                                   5.00          10/01/2014       1,178,039
                                                                                                                      ------------
NEW JERSEY - 2.42%
     750,000   BAYONNE NJ BID ANTICIPATION NOTES                                          5.00          10/27/2006         750,532
   1,000,000   BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                                 5.00          10/13/2006       1,000,010
   2,000,000   MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER HOTEL
               SUBSERIES B                                                                6.25          01/01/2037       2,019,000
   1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX                    5.75          06/15/2029       1,052,810
   2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX                    5.75          06/15/2034       2,092,240
   1,000,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
               SYSTEM PREREFUNDED SERIES B (TRANSPORTATION REVENUE LOC)SS.                6.00          12/15/2011       1,098,720
     375,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET BACKED                   5.50          06/01/2011         388,523
     410,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET BACKED                   7.00          06/01/2041         464,874

                                                                                                                         8,866,709
                                                                                                                      ------------

NEW YORK - 11.02%
     150,000   ALBANY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS FACILITIES
               POOLED PROGRAM SERIES K1 (IDR, ACA INSURED)                                4.55          07/01/2014         148,415
     160,000   ALBANY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS FACILITIES
               POOLED PROGRAM SERIES K1 (IDR, ACA INSURED)                                4.65          07/01/2015         158,123
   1,000,000   NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX
               REVENUE LOC)                                                               5.45          01/15/2015       1,086,530
     260,000   NASSAU COUNTY NY IDA                                                       6.88          07/01/2010         272,072
     215,000   NASSAU COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES F1 (IDR, ACA INSURED)                     4.65          07/01/2015         212,478
   1,425,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT SAMARITAN
               AIDS SERVICES (IDR, CITIBANK NA LOC)                                       5.00          11/01/2024       1,446,218
      55,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS FACILITIES
               POOLED PROGRAM SERIES C1 (IDR, ACA INSURED)                                4.65          07/01/2015          54,513
   1,230,000   NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                             6.88          07/01/2010       1,256,334
   2,025,000   NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED
               SERIES BSS.                                                                6.00          06/15/2010       2,199,413
   1,000,000   NEW YORK NY SERIES C                                                       5.50          09/15/2019       1,065,980
   2,500,000   NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)                  5.00          08/01/2015       2,637,700
     350,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-SS.                5.25          02/01/2029         366,324
   1,000,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED
               PREREFUNDED SERIES CSS.                                                    5.88          11/01/2017       1,079,860
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
               FACILITIES                                                                 5.00          11/01/2014       1,032,280
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES A
               (OTHER REVENUE LOC)                                                        5.63          07/01/2016       1,088,920
   2,800,000   NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES FACILITIES
               IMPROVEMENT SERIES B                                                       6.00          08/15/2016       3,119,816
   2,600,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NEW YORK
               UNIVERSITY SERIES A (OTHER REVENUE)                                        5.50          05/15/2013       2,780,518

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEW YORK (CONTINUED)
$  1,000,000   NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY ACTIVITIES OF
               DAILY LIVING FACILITIES SERIES C (LEASE REVENUE LOC)                       5.75%         05/15/2016    $  1,121,180
   2,500,000   NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY EDUCATIONAL
               FACILITIES SERIES A                                                        5.50          05/15/2019       2,720,450
   5,350,000   NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES E
               (SALES TAX REVENUE LOC)                                                    6.00          04/01/2014       5,988,737
   1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                                  5.50          10/15/2014       1,065,830
   1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                    5.60          10/15/2015       1,070,540
     240,000   ROCKLAND COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES J1 (IDR, ACA INSURED)                     4.55          07/01/2014         237,463
     250,000   ROCKLAND COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES J1 (IDR, ACA INSURED)                     4.65          07/01/2015         247,068
      65,000   SUFFOLK COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES D1 (IDR, ACA INSURED)                     4.55          07/01/2014          64,313
     140,000   SULLIVAN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES H1 (IDR, ACA INSURED)                     4.55          07/01/2014         138,520
   5,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES C1                      5.50          06/01/2019       5,324,850
   1,000,000   TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY LAKE
               PREREFUNDED (LEASE REVENUE LOC)SS.                                         5.63          07/01/2010       1,073,460
     245,000   WESTCHESTER COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES E1 (IDR, ACA INSURED)                     4.65          07/01/2015         241,425
   1,000,000   WESTCHESTER COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES E1 (IDR, ACA INSURED)                     4.90          07/01/2021         981,570

                                                                                                                        40,280,900
                                                                                                                      ------------

NORTH DAKOTA - 0.41%
   1,515,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
               (RECREATIONAL FACILITIES REVENUE)                                          6.30          11/15/2010       1,506,092
                                                                                                                      ------------
OHIO - 1.56%
   2,500,000   MIAMI COUNTY OH UPPER VALLEY MEDICAL CENTER SERIES A                       6.25          05/15/2016       2,552,125
   2,010,000   MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTS+/-SS.                          4.95          11/01/2035       1,973,177
     485,000   OHIO STATE OHIO ENTERPRISES 2002 4 ASTRO (IDR)                             5.00          06/01/2015         493,613
     660,000   OHIO STATE OHIO ENTERPRISES 2002 4 ASTRO (IDR)                             5.45          06/01/2022         681,945

                                                                                                                         5,700,860
                                                                                                                      ------------

OKLAHOMA - 0.47%
     700,000   OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND                 6.80          09/01/2026         708,589
     500,000   WEATHERFORD HOSPITAL AUTHORITY OK (HOSPITAL REVENUE)                       6.00          05/01/2025         503,065
     500,000   WEATHERFORD HOSPITAL AUTHORITY OK (HOSPITAL REVENUE)                       6.00          05/01/2031         495,490

                                                                                                                         1,707,144
                                                                                                                      ------------

OREGON - 0.52%
   1,955,000   OREGON STATE HOUSING & COMMUNITY SERVICES TOWER AT STATION PLAZA
               PROJECT SERIES A (HOUSING REVENUE, FNMA)                                   4.00          08/01/2016       1,892,968
                                                                                                                      ------------
PENNSYLVANIA - 3.30%
   2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A          7.50          12/15/2029       2,288,171
   1,000,000   CENTRAL DAUPHIN PA SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
               INSURED)                                                                   7.50          02/01/2030       1,235,860
   1,520,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                     5.63          10/01/2015       1,516,595
     925,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT
               SERIES C                                                                   7.75          07/01/2027       1,250,470
   2,355,000   ERIE PA PARKING AUTHORITY CAPITAL APPRECIATION (PARKING FACILITIES
               REVENUE, RADIAN INSURED)^                                                  5.47          09/01/2029         685,211

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
PENNSYLVANIA (CONTINUED)
$    500,000   LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED GROUP       5.80%         11/01/2012    $    487,565
   1,880,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
               ALLEGHENY DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                               5.70          11/15/2011       2,012,371
   1,500,000   PHILADELPHIA PA GAS WORKS SERIES A1 (UTILITIES REVENUE,
               FIRST SECURITY BANK LOC)                                                   5.00          09/01/2020       1,539,360
   2,000,000   PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
               DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                            4.94          08/01/2019       1,064,180

                                                                                                                        12,079,783
                                                                                                                      ------------
PUERTO RICO - 3.44%
   1,000,000   COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)                   5.65          07/01/2015       1,104,420
   5,000,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
               (OTHER REVENUE)                                                            5.00          12/01/2011       5,151,100
   2,000,000   PUERTO RICO COMMONWEALTH SERIES A (TAX REVENUE, XL CAPITAL
               ASSURANCE COMPANY INSURED)                                                 5.50          07/01/2017       2,189,340
     400,000   PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)              5.00          12/01/2017         412,788
   1,500,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY PREREFUNDED
               SERIES B (TOLL ROAD REVENUE LOC)SS.                                        5.75          07/01/2019       1,613,040
   1,015,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            5.00          02/01/2010       1,026,398
   1,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A                    5.50          10/01/2017       1,068,330

                                                                                                                        12,565,416
                                                                                                                      ------------
SOUTH CAROLINA - 4.02%
   1,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                 10.37          01/01/2015         432,140
   5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                  9.69          01/01/2027         750,800
     400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                  9.77          01/01/2028          53,900
  10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                  9.05          01/01/2032       1,135,499
   2,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B^                                                                  8.66          01/01/2038         182,675
   2,560,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B (TOLL ROAD REVENUE LOC)^                                          9.65          01/01/2014       1,282,406
   1,000,000   DORCHESTER COUNTY SC SCHOOL DISTRICT #002 (LEASE REVENUE, GUARANTEE
               AGREEMENT)                                                                 5.00          12/01/2029       1,008,860
   1,650,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PREREFUNDED
               BUILDING EQUITYSS.                                                         6.00          12/01/2012       1,838,314
   1,350,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PREREFUNDED
               BUILDING EQUITYSS.                                                         6.00          12/01/2021       1,504,076
   3,485,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
               PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                             6.88          08/01/2027       4,050,406
   2,400,000   SOUTH CAROLINA STATE PORTS AUTHORITY#                                      7.80          07/01/2009       2,454,576

                                                                                                                        14,693,652
                                                                                                                      ------------
SOUTH DAKOTA - 3.01%
   2,000,000   GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT+/-SS.                     4.02          12/01/2012       2,000,000
   2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                         5.50          05/01/2019       1,954,880
     555,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION                 7.00          11/01/2013         585,253
   1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION                 7.00          11/01/2023       1,359,621
     275,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                                4.75          04/01/2010         276,106
     285,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                                5.00          04/01/2011         288,645
     300,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                                5.25          04/01/2012         307,830
     320,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                                5.25          04/01/2013         327,363
     420,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM MCELEEG PROJECT SERIES B                                           5.00          04/01/2014         419,702

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
SOUTH DAKOTA (CONTINUED)
$    685,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM MIDSTATES PRINT SERIES A                                           5.50%         04/01/2018    $    700,419
   2,800,000   SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
               HOSPITALS & HEALTH+/-SS.                                                   4.27          11/01/2027       2,800,000

                                                                                                                        11,019,819
                                                                                                                      ------------
TENNESSEE - 0.41%
   1,500,000   MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD PRESCOTT
               PLACE APARTMENTS PROJECT+/-SS.                                             5.13          05/01/2038       1,509,960
                                                                                                                      ------------
TEXAS - 4.41%
   2,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                    5.00          08/15/2034       2,080,860
   2,500,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES A
               (AIRPORT REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                    5.00          11/01/2013       2,556,050
   1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                              5.25          10/01/2016       1,213,848
   1,465,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                              5.25          10/01/2017       1,475,782
     595,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                              5.50          10/01/2018         609,655
     730,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES A
               (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                   4.75          02/15/2022         731,212
   3,000,000   LA JOYA TX INDEPENDENT SCHOOL DISTRICT PREREFUNDED
               (PROPERTY TAX REVENUE LOC)SS.                                              5.50          02/15/2025       3,158,070
   1,350,000   LOWER COLORADO RIVER AUTHORITY TX SAMSUNG AUSTIN SEMICONDUCTOR             6.95          04/01/2030       1,486,121
   1,400,000   NORTH FOREST INDEPENDENT SCHOOL DISTRICT SCHOOLHOUSE SERIES A
               (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)%%                 4.25          08/15/2023       1,310,722
     500,000   RED RIVER TX HOECHST CELANESE CORPORATION PROJECT                          5.20          05/01/2007         500,245
   1,000,000   TEXAS WATER DEVELOPMENT BOARD STATE REVOLVING FUND SENIOR LIEN
               SERIES A                                                                   4.75          07/15/2020       1,005,190

                                                                                                                        16,127,755
                                                                                                                      ------------
UTAH - 0.09%
     322,000   EAGLE MOUNTAIN UT                                                          5.90          12/15/2007         322,068
                                                                                                                      ------------
VIRGINIA - 1.88%
   2,270,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE
               (HOUSING REVENUE, GO OF AUTHORITY)                                         4.01          01/01/2014       2,198,154
   2,670,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE
               (HOUSING REVENUE, GO OF AUTHORITY)                                         4.07          01/01/2015       2,578,446
     715,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES C SUBSERIES C2
               (HOUSING REVENUE, GO OF AUTHORITY)                                         4.30          04/01/2019         675,275
   1,490,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES C SUBSERIES C2
               (HOUSING REVENUE, GO OF AUTHORITY)                                         4.38          04/01/2020       1,409,436

                                                                                                                         6,861,311
                                                                                                                      ------------
WASHINGTON - 0.86%
   1,200,000   OKANOGAN COUNTY WA IRRIGATION DISTRICT                                     4.75          12/01/2013       1,203,456
   1,200,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
               BACKED                                                                     6.50          06/01/2026       1,304,136
     615,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
               PROJECT A                                                                  5.35          07/01/2014         620,357

                                                                                                                         3,127,949
                                                                                                                      ------------
WEST VIRGINIA - 0.06%
     215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A               5.00          06/01/2015         217,647
                                                                                                                      ------------
WISCONSIN - 9.04%
     310,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE TAX
               REVENUE)                                                                   5.75          06/01/2012         325,984
   8,150,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            6.00          06/01/2017       8,575,511
   1,500,000   MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS (EDUCATIONAL FACILITIES
               REVENUE, AMBAC INSURED)                                                    5.13          08/01/2021       1,548,195

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$  1,200,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
               SERIES A                                                                   5.75%         08/01/2035    $  1,193,220
     520,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.35          12/01/2010         526,573
     390,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.50          12/01/2011         395,366
   2,800,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                    5.50          12/15/2016       3,065,972
     250,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, MBIA INSURED)                                          5.50          12/15/2017         275,010
   4,000,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/-SS.           5.00          12/01/2027       4,005,360
   1,125,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                               4.50          10/01/2019       1,112,760
   1,600,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                               5.25          10/01/2020       1,681,856
     645,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                               4.70          10/01/2021         645,916
     205,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY AGNESIAN
               HEALTHCARE INCORPORATED                                                    5.10          07/01/2008         208,391
   4,735,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.90          11/01/2035       4,632,250
   1,650,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
               (HOUSING REVENUE, AMBAC INSURED)                                           4.70          11/01/2025       1,635,414
   3,250,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
               (HOUSING REVENUE, AMBAC INSURED)                                           4.90          11/01/2035       3,228,778

                                                                                                                        33,056,556
                                                                                                                      ------------
WYOMING - 0.94%
   3,500,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JP MORGAN CHASE
               BANK LOC)                                                                  4.65          12/01/2016       3,448,200
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $346,833,550)                                                                      353,037,087
                                                                                                                      ------------

SHORT-TERM INVESTMENTS - 2.03%

COMMERCIAL PAPER - 1.37%
   5,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                    4.10          08/01/2006       5,000,000
                                                                                                                      ------------

SHARES

MUTUAL FUNDS - 0.66%
   2,407,133   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~@                                            2,407,133
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,407,133)                                                                           7,407,133
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $354,240,683)*                            98.59%                                                                $360,444,220
OTHER ASSETS AND LIABILITIES, NET                1.41                                                                    5,157,480
                                               ------                                                                 ------------
TOTAL NET ASSETS                               100.00%                                                                $365,601,700
                                               ======                                                                 ============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+++   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,407,133.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $354,232,516 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                               $10,865,147
       GROSS UNREALIZED DEPRECIATION                                (4,653,443)
                                                                   -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)                  $ 6,211,704

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 98.05%

ALABAMA - 0.56%
$     75,000   ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                        5.00%         12/01/2007    $     75,456
   2,465,000   JEFFERSON COUNTY AL                                                        5.00          01/01/2008       2,500,595
   1,000,000   MOBILE AL                                                                  6.20          02/15/2007       1,014,320

                                                                                                                         3,590,371
                                                                                                                      ------------
ALASKA - 0.75%
     460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES REVENUE
               LOC)                                                                       6.00          01/01/2015         483,957
     405,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
               REVENUE ASSET BACKED                                                       4.50          06/01/2008         403,736
   1,300,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
               REVENUE ASSET BACKED                                                       5.60          06/01/2009       1,332,591
   1,675,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
               REVENUE ASSET BACKED                                                       5.60          06/01/2010       1,730,141
     840,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
               REVENUE ASSET BACKED                                                       6.20          06/01/2022         873,919

                                                                                                                         4,824,344
                                                                                                                      ------------
ARIZONA - 2.78%
   2,150,000   ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR SUBORDINATE
               SERIES                                                                     6.30          12/01/2008       2,174,359
     135,000   COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT #21                                 3.65          04/01/2008         132,817
   1,215,000   MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT+/-SS.              4.75          08/01/2020       1,213,117
   2,230,000   MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION (PCR)+/-SS.               2.90          06/01/2035       2,137,723
   2,595,000   MOHAVE COUNTY AZ IDA CORRECTIONAL FACILITIES MOHAVE PRISON PROJECT
               SERIES A (LEASE REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)             5.00          04/01/2009       2,663,223
   1,265,000   SANTA CRUZ COUNTY AZ IDA+/-SS.                                             4.75          08/01/2020       1,259,320
   2,000,000   TUCSON & PIMA COUNTY AZ IDA SFMR SERIES 1A (SFMR LOC)+/-SS.                5.50          01/01/2035       2,017,340
   1,060,000   WATSON ROAD COMMUNITY FACILITIES DISTRICT ARIZONA                          4.50          07/01/2007       1,058,866
   3,059,269   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION FORT
               APACHE TIMBER EQUIPMENT LEASE                                              6.25          03/04/2012       3,141,135
   2,105,000   YAVAPAI COUNTY AZ IDA                                                      5.45          06/01/2033       2,081,445

                                                                                                                        17,879,345
                                                                                                                      ------------
ARKANSAS - 0.41%
     420,000   GARLAND COUNTY AR FACILITIES BOARD                                         3.50          10/01/2006         419,005
     500,000   GARLAND COUNTY AR FACILITIES BOARD                                         4.20          10/01/2009         492,805
     495,000   GARLAND COUNTY AR FACILITIES BOARD                                         4.30          10/01/2010         486,481
     215,000   GARLAND COUNTY AR FACILITIES BOARD                                         4.40          10/01/2011         211,083
     505,000   GARLAND COUNTY AR FACILITIES BOARD                                         4.50          10/01/2012         495,799
     510,000   GARLAND COUNTY AR FACILITIES BOARD HOT SPRINGS VILLAGE                     3.75          10/01/2007         505,180

                                                                                                                         2,610,353
                                                                                                                      ------------
CALIFORNIA - 4.28%
     350,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA ARCHSTONE
               REDWOOD SERIES A+/-SS.                                                     5.30          10/01/2008         356,339
     280,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
               HOSPITAL ASSOCIATION SERIES C                                              4.00          03/01/2008         279,706
     500,000   AGUA CALIENTE BAND OF CAHUILLA INDIANS CA                                  4.00          07/01/2006         500,005
   1,300,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A (HOUSING
               REVENUE LOC)+/-SS.                                                         6.63          06/01/2033       1,331,577
     250,000   CALIFORNIA STATE DWR SERIES A                                              5.50          05/01/2007         253,445
   2,125,000   CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
               (OTHER REVENUE LOC)+/-SS.                                                  4.00          06/01/2013       2,125,000
   4,500,000   CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING
               FOUNDATION+/-SS.                                                           4.50          12/01/2028       4,500,000

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$    500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-SS.             4.50%         05/15/2029    $    500,000
     500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                  4.40          05/15/2029         500,000
     675,000   CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
               A4+/-SS.                                                                   5.25          05/15/2025         689,735
   3,260,000   COMPTON CA USD 2002 ELECTION SERIES D (PROPERTY TAX REVENUE, AMBAC
               INSURED)^                                                                  4.19          06/01/2010       2,775,564
   1,890,000   COMPTON CA USD 2002 ELECTION SERIES D (PROPERTY TAX REVENUE, AMBAC
               INSURED)^                                                                  4.25          06/01/2011       1,539,745
   6,000,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR)+/-SS.            3.95          04/15/2046       5,984,760
     390,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
               SETTLEMENT REVENUE ENHANCED ASSET BACKED SERIES A
               (EXCISE TAX REVENUE)                                                       5.00          06/01/2016         391,560
   1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)                   5.65          08/01/2014       1,568,822
     100,000   PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                    4.60          07/01/2008          99,213
     340,000   PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                    4.80          07/01/2009         337,715
     355,000   PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                    4.90          07/01/2010         352,458
     370,000   PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                    5.00          07/01/2011         367,417
     746,730   PASADENA CA                                                                4.50          12/19/2006         746,625
      67,526   PASADENA CA                                                                5.27          12/19/2006          67,526
   1,650,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                       5.50          03/01/2008       1,669,256
     575,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)       4.50          03/01/2011         566,410

                                                                                                                        27,502,878
                                                                                                                      ------------
COLORADO - 4.05%
   1,565,000   ADONEA METROPOLITAN DISTRICT #2 CO REVENUE                                 4.38          12/01/2015       1,546,877
  12,750,000   AURORA CO MULTIFAMILY REVENUE+/-SS.                                        4.25          12/20/2040      12,713,535
   2,625,000   BEACON POINT CO                                                            4.38          12/01/2015       2,594,602
   1,585,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER ACADEMY
               SERIES A                                                                   5.00          05/01/2008       1,584,065
      20,000   COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
               PROJECT                                                                    4.90          09/15/2007          19,921
   2,500,000   COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS
               (HOUSING REVENUE, FNMA INSURED)+/-SS.                                      3.97          02/15/2028       2,500,000
     985,000   HIGH PLAINS CO METROPOLITAN DISTRICT                                       4.38          12/01/2015         973,594
     300,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #3 CO SERIES A
               (PROPERTY TAX REVENUE LOC)                                                 5.00          12/01/2006         301,185
   1,000,000   MUNICIPAL SUBDISTRICT OF NORTHERN COLORADO WATER CONSERVANCY
               SERIES G (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)             5.25          12/01/2015       1,026,540
   2,585,000   SAND CREEK METROPOLITAN DISTRICT CO                                        6.63          12/01/2017       2,748,786

                                                                                                                        26,009,105
                                                                                                                      ------------
CONNECTICUT - 0.24%
   1,020,000   CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY NEW
               OPPORTUNITIES FOR WATERBURY SERIES A (LEASE REVENUE LOC)                   6.75          07/01/2013       1,033,413
     500,000   MASHANTUCKET CT WESTERN PEQUOT TRIBE SERIES A++                            6.40          09/01/2011         511,420

                                                                                                                         1,544,833
                                                                                                                      ------------
DISTRICT OF COLUMBIA - 3.53%
   8,000,000   DISTRICT OF COLUMBIA UNREFUNDED BALANCE SERIES B
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                            5.50          06/01/2012       8,380,480
   7,400,000   DISTRICT OF COLUMBIA+/-SS.                                                 3.75          06/01/2019       7,400,000
   3,750,000   DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)       5.50          06/01/2014       3,928,350
     710,000   DISTRICT OF COLUMBIA HFA ARTHUR CAPPER SERIES II PROJECT                   3.90          01/01/2009         699,364
     740,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION              5.38          05/15/2010         758,256
   1,500,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
               (AIRPORT REVENUE, MBIA INSURED)                                            5.70          10/01/2014       1,540,200

                                                                                                                        22,706,650
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
FLORIDA - 4.29%
$  3,250,000   BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
               HOUSING FUNDING (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                  4.45%         12/01/2028    $  3,250,000
     178,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                       6.50          09/01/2022         178,591
   3,375,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                    4.50          12/01/2011       3,410,269
   2,500,000   EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT SERIES B
               (SPECIAL TAX REVENUE)                                                      5.00          05/01/2011       2,499,825
   1,085,000   ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A2 (HOUSING REVENUE LOC)         6.95          04/01/2024       1,091,477
   4,040,000   FLORIDA HFA MFHR ANDOVER PROJECT PUTTABLE SS.                              6.35          05/01/2026       4,141,889
   2,000,000   HIGHLAND COUNTY FL HEALTH FACILITIES+/-SS.                                 5.00          11/15/2029       2,051,840
     970,000   HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT UNIVERSITY
               COMMUNITY HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)            4.90          08/15/2007         978,779
   2,500,000   HILLSBOROUGH COUNTY FL IDA MFHR OAKS AT RIVERVIEW PROJECT SERIES B         2.13          01/01/2007       2,466,250
     455,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
               SOLUTIONS PROJECT (IDR LOC)                                                3.63          10/01/2008         447,734
     605,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
               SOLUTIONS PROJECT (IDR LOC)                                                3.80          10/01/2009         592,216
     290,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2
               (HOUSING REVENUE LOC)                                                      6.50          11/01/2023         294,779
   1,466,000   TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CTFS FL SERIES 2004
               C CLASS A                                                                  4.05          11/01/2008       1,431,388
     745,000   VOLUSIA COUNTY FL EDFA EMBRY RIDDLE AERONAUTICAL (COLLEGE &
               UNIVERSITY REVENUE LOC)                                                    2.50          10/15/2006         741,029
   4,000,000   VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES
               REVENUE LOC)+/-SS.                                                         4.50          12/01/2028       4,000,000

                                                                                                                        27,576,066
                                                                                                                      ------------
GEORGIA - 1.87%
   1,000,000   ATLANTA GA SERIES A (WATER REVENUE LOC)                                    5.50          11/01/2011       1,062,830
   2,608,245   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                         4.20          08/01/2013       2,609,497
     966,204   DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B                       4.20          08/01/2013         966,667
     150,000   DE KALB COUNTY GA KINGS BRIDGE SERIES A                                    8.00          07/01/2006         150,012
   1,500,000   EAST POINT GA TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)                4.25          12/29/2006       1,500,495
   3,000,000   FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS APARTMENTS+/-SS.        3.50          12/01/2037       3,000,000
     823,644   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                    4.20          03/01/2013         823,784
     485,644   PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                  4.20          03/01/2013         484,716
   1,400,000   ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
               INCORPORATED (HOSPITAL REVENUE LOC)+/-SS.                                  3.50          10/01/2033       1,400,000

                                                                                                                        11,998,001
                                                                                                                      ------------
ILLINOIS - 3.80%
     435,000   ALTON IL ST. ANTHONY'S HEALTH CENTER                                       5.50          09/01/2006         435,239
   3,890,000   AURORA IL SERIES B                                                         4.90          12/30/2011       3,872,417
     940,000   AURORA IL TAX INCREMENTAL REVENUE                                          5.00          12/30/2008         943,722
     990,000   AURORA IL TAX INCREMENTAL REVENUE                                          5.00          12/30/2009         994,099
   1,000,000   ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT+/-SS.          4.80          08/01/2025         998,450
     200,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
               FACILITIES SERIES A                                                        5.50          07/01/2012         204,442
     175,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
               SERIES A                                                                   4.90          07/01/2007         174,477
     510,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
               SERIES A                                                                   5.38          07/01/2009         510,627
     315,000   ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                     4.63          07/01/2008         314,137
   4,700,000   ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                        4.50          01/01/2007       4,702,491
   4,500,000   ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
               PROJECT+/-SS.                                                              3.75          05/15/2015       4,447,170
     725,000   ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER SYSTEMS
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                5.25          10/01/2009         743,488

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
ILLINOIS (CONTINUED)
$    500,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE, FIRST
               SECURITY BANK LOC)                                                         4.38%         07/01/2015    $    487,825
   1,500,000   ILLINOIS STATE (OTHER REVENUE, FGIC INSURED)                               5.35          02/01/2015       1,525,950
   1,490,000   SALEM IL AMERICANA BUILDING PRODUCTS+/-SS.                                 4.70          04/01/2017       1,490,000
     395,000   UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL          6.05          12/01/2011         421,050
   1,395,000   WILL COUNTY IL SCHOOL DISTRICT #086 JOLIET DEBT CERTIFICATES
               (EDUCATIONAL FACILITIES REVENUE)                                           4.38          12/01/2009       1,395,991
     750,000   WILL COUNTY IL SCHOOL DISTRICT #086 JOLIET DEBT CERTIFICATES
               (EDUCATIONAL FACILITIES REVENUE)                                           4.50          12/01/2010         750,675

                                                                                                                        24,412,250
                                                                                                                      ------------
INDIANA - 0.63%
   3,000,000   ROCKPORT IN MICHIGAN POWER COMPANY PROJECT SERIES C+/-SS.                  2.63          04/01/2025       2,981,910
   1,045,000   SHELBY COUNTY IN JAIL BUILDING CORPORATION                                 5.40          07/15/2008       1,067,039

                                                                                                                         4,048,949
                                                                                                                      ------------
IOWA - 5.44%
   2,350,000   CORALVILLE IA SERIES K                                                     5.00          06/01/2007       2,364,899
     505,000   MUSCATINE IA (ELECTRIC REVENUE)                                            9.70          01/01/2013         600,071
     780,000   SHELDON IA REVENUE SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS+/-SS.           4.27          11/01/2015         780,000
     895,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
               PREREFUNDED ASSET BACKED SERIES B SS.                                      5.50          06/01/2013         959,261
  10,015,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
               PREREFUNDED ASSET BACKED SERIES B SS.                                      5.60          06/01/2035      10,778,344
   2,120,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
               BACKED SERIES B                                                            5.50          06/01/2011       2,254,832
     180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
               PREREFUNDED ASSET BACKED SERIES B SS.                                      5.50          06/01/2012         192,924
  15,725,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
               PREREFUNDED ASSET BACKED SERIES B SS.                                      5.30          06/01/2025      16,607,015
     360,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
               PREREFUNDED ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC)SS.              5.50          06/01/2014         385,848

                                                                                                                        34,923,194
                                                                                                                      ------------
KANSAS - 1.65%
     920,000   MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                           4.15          08/01/2015         916,394
   7,250,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
               SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.75          12/01/2012       7,190,767
   2,500,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
               SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.85          12/01/2013       2,471,300

                                                                                                                        10,578,461
                                                                                                                      ------------
KENTUCKY - 0.80%
   1,650,000   ASHLAND KY PCR                                                             5.70          11/01/2009       1,736,526
   2,750,000   KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES SERIES A         5.75          12/01/2015       2,904,577
     500,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT HOUSING
               FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                       5.00          12/01/2028         500,000

                                                                                                                         5,141,103
                                                                                                                      ------------
LOUISIANA - 3.19%
   1,075,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY (HOUSING REVENUE LOC)          7.55          12/01/2026       1,086,416
   3,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE)+/-SS.             3.90          07/01/2030       3,000,000
     600,000   LOUISIANA PUBLIC FACILITIES AUTHORITY WILLIS-KNIGHTON SERIES
               1997+/-SS.                                                                 3.60          09/01/2027         600,000

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
LOUISIANA (CONTINUED)
$  5,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (OTHER REVENUE, AMBAC INSURED)                                             5.00%         06/01/2011    $  5,205,950
   5,000,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, AMBAC INSURED)^                      4.31          09/01/2007       4,759,650
   1,934,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS                 6.25          01/15/2011       2,088,817
     660,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                             5.00          09/01/2007         660,581
     270,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                    5.00          09/01/2007         270,238
     900,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                    5.00          09/01/2007         900,792
   1,875,000   VILLAGE OF EPPS LA                                                         7.25          06/01/2009       1,898,381

                                                                                                                        20,470,825
                                                                                                                      ------------
MARYLAND - 0.48%
   3,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS APARTMENT
               PROJECT PUTTABLE SERIES A (MFHR, FNMA INSURED)SS.                          4.90          05/15/2031       3,073,800
                                                                                                                      ------------
MASSACHUSETTS - 0.88%
     215,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL DISABILITIES
               INCORPORATED                                                               6.25          06/01/2008         217,264
   2,750,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY CARITAS
               CHRISTI OBLIGATION GROUP SERIES A                                          5.25          07/01/2006       2,750,055
     775,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY EYE & EAR
               INFIRMARY SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                     5.25          07/01/2009         797,607
     500,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-                  4.95          12/01/2006         501,760
   1,400,000   MASSACHUSETTS HOUSING FINANCE AGENCY INSURED CONSTRUCTION LOAN NOTES
               SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)                        4.13          06/01/2009       1,400,504

                                                                                                                         5,667,190
                                                                                                                      ------------
MICHIGAN - 1.43%
   2,295,000   MICHIGAN STATE CERTIFICATE PARTICIPATION PREREFUNDED (LEASE REVENUE,
               AMBAC INSURED)SS.                                                          5.75          06/01/2015       2,440,388
   6,500,000   MICHIGAN STATE CERTIFICATES PARTICIPATION SERIES A+/-SS.                   5.00          09/01/2031       6,766,565

                                                                                                                         9,206,953
                                                                                                                      ------------
MINNESOTA - 1.61%
     470,000   ALEXANDRIA MN (IDR, US BANK NA LOC)+/-SS.                                  4.60          06/01/2010         470,000
   3,270,000   CANBY MN COMMUNITY HOSPITAL DISTRICT #1 SIOUX VALLEY HOSPITALS &
               HEALTH+/-SS.                                                               4.27          11/01/2026       3,270,000
   1,385,000   DELANO MN (IDR, MARQUETTE BANK)+/-SS.                                      4.55          04/01/2017       1,385,000
     470,000   MINNESOTA DULUTH APARTMENT LEASE REVENUE PREREFUNDED SERIES 95C
               (AIRPORT REVENUE LOC)SS.                                                   6.25          08/01/2014         473,149
      30,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE UNIVERSITY
               SERIES 41                                                                  5.65          10/01/2007          30,108
     795,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                            5.35          02/01/2008         804,222
   1,500,000   OWATONNA MN HOUSING SECOND CENTURY PROJECT SERIES A
               (HOUSING REVENUE)+/-SS.                                                    4.17          01/01/2030       1,500,000
   2,325,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
               AMBAC INSURED)                                                             5.40          01/01/2009       2,384,078

                                                                                                                        10,316,557
                                                                                                                      ------------
MISSISSIPPI - 1.28%
   7,000,000   BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING REVENUE,
               GIC-RABOBANK NEDERLAND LOC)                                                3.40          08/01/2007       6,917,540
   1,350,000   MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT
               INCORPORATED PROJECT (SOLID WASTE REVENUE)+/-SS.                           3.35          03/01/2029       1,308,001

                                                                                                                         8,225,541
                                                                                                                      ------------
MISSOURI - 2.10%
   1,545,000   CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY PROJECT       4.50          04/15/2016       1,544,258
     775,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
               REVENUE)                                                                   4.50          04/01/2021         762,639
   7,000,000   HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                           3.88          08/01/2018       6,926,010

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
MISSOURI (CONTINUED)
$  2,000,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                          5.25%        12/01/2014    $  1,987,820
     800,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
               AUTHORITY AMERICAN CYANAMID COMPANY                                         5.80         09/01/2009         833,056
     145,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES B2        6.40         03/01/2029         149,295
     255,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES D2        6.30         03/01/2029         262,523
     630,000   NEVADA MO NEVADA REGIONAL MEDICAL CENTER                                    6.00         10/01/2007         636,835
     400,000   SPRINGFIELD MO LAND CLEARANCE REDEVELOPMENT AUTHORITY UNIVERSITY
               PLAZA PROJECT                                                               6.30         10/01/2006         401,732

                                                                                                                        13,504,168
                                                                                                                      ------------
MONTANA - 0.59%
   1,000,000   BILLINGS MT                                                                 3.38         03/01/2007         992,130
     735,000   MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER REVENUE,
               MBIA INSURED)                                                               6.88         06/01/2020         776,469
   1,705,000   MONTANA STATE BOARD INVESTMENT REFUNDED BAL 96 PAYROLL TAX
               (OTHER REVENUE, MBIA INSURED)                                               6.88         06/01/2020       1,801,196
     200,000   MONTANA STATE BOARD INVESTMENTS PAYROLL TAX (OTHER REVENUE,
               MBIA INSURED)                                                               6.88         06/01/2020         211,284

                                                                                                                         3,781,079
                                                                                                                      ------------
NEBRASKA - 0.16%
   1,000,000   O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                                    6.25         09/01/2012       1,035,370
                                                                                                                      ------------
NEVADA - 0.91%
   1,495,000   CLARK COUNTY NV PASSENGER FACILITIES LAS VEGAS MCCARRAN
               INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA INSURED)                       5.38         07/01/2013       1,545,666
     600,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #108 & 124 SERIES B            4.10         02/01/2008         594,810
     680,000   NORTH LAS VEGAS NV SPECIAL IMPROVEMENT DISTRICT #60B
               (SPECIAL TAX REVENUE)                                                       4.60         12/01/2011         673,873
     500,000   WASHOE COUNTY NV                                                            5.00         06/01/2009         514,785
   2,500,000   WASHOE COUNTY NV+/-SS.                                                      5.00         03/01/2036       2,510,750

                                                                                                                         5,839,884
                                                                                                                      ------------
NEW HAMPSHIRE - 0.51%
     490,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
               HAMPSHIRE MEDICAL CENTER SERIES A                                           3.00         10/01/2006         489,064
   1,420,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
               HAMPSHIRE MEDICAL CENTER SERIES A                                           4.00         10/01/2007       1,417,529
   1,330,000   NEW HAMPSHIRE STATE HOUSING FINANCE AUTHORITY+/-SS.                         6.30         07/01/2031       1,349,618

                                                                                                                         3,256,211
                                                                                                                      ------------
NEW JERSEY - 3.57%
   2,000,000   BAYONNE NJ (PROPERTY TAX REVENUE)                                           5.00         10/13/2006       2,001,880
   2,000,000   BAYONNE NJ BID ANTICIPATION NOTES                                           5.00         10/27/2006       2,001,420
   1,500,000   BAYONNE NJ PARKING AUTHORITY PARKING PROJECT (PARKING FACILITIES
               REVENUE LOC)                                                                5.00         03/15/2007       1,499,625
   1,500,000   BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                                  5.00         10/13/2006       1,500,015
   2,750,000   CAMDEN NJ BOND ANTICIPATION NOTES SERIES B                                  4.25         09/06/2006       2,749,835
     540,000   MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX REVENUE)            6.13         01/01/2025         543,375
     555,000   MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER HOTEL
               SUBSERIES B                                                                 6.25         01/01/2037         560,272
   1,490,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE             5.63         06/15/2017       1,511,262
     960,000   NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                4.80         08/01/2021         961,555
   4,885,000   NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.60         07/01/2007       4,949,531
   1,165,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET BACKED                    5.00         06/01/2009       1,175,334
   3,491,000   WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                                4.50         10/12/2006       3,491,349

                                                                                                                        22,945,453
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEW MEXICO - 1.07%
$    615,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                         3.75%         04/01/2010    $    608,875
   1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY                                      4.05          07/01/2026         988,330
     620,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2
               (HOUSING REVENUE LOC)                                                      7.10          09/01/2030         622,771
   1,265,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2
               (HOUSING REVENUE LOC)                                                      6.75          09/01/2029       1,295,373
     465,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2
               (HOUSING REVENUE LOC)                                                      6.80          03/01/2031         475,542
   1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
               (HOUSING REVENUE, GNMA INSURED)                                            4.40          01/01/2027         990,880
   1,850,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
               (HOUSING REVENUE, GNMA INSURED)                                            4.70          07/01/2027       1,860,267

                                                                                                                         6,842,038
                                                                                                                      ------------
NEW YORK - 3.93%
   2,500,000   AMHERST NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES SERIES A
               (IDR, RADIAN INSURED)+/-SS.                                                4.20          10/01/2031       2,494,625
   1,900,000   BREWSTER NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                 4.50          03/16/2007       1,903,800
     615,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C                 5.63          11/01/2010         639,483
     200,000   NASSAU COUNTY NY IDA SPECIAL NEEDS SERIES B1                               6.50          07/01/2006         200,008
     205,000   NASSAU COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM F1 (IDR, ACA INSURED)                            4.30          07/01/2010         203,809
     205,000   NASSAU COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM F1 (IDR, ACA INSURED)                            4.35          07/01/2011         203,545
     810,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS FACILITIES
               POOLED PROGRAM C1 (IDR, ACA INSURED)                                       4.30          07/01/2010         808,526
     435,000   NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                             5.13          11/01/2006         435,135
     620,000   NEW YORK NY IDA SPECIAL NEEDS FACILITIES PROGRAM A1                        6.50          07/01/2006         620,000
     220,000   NEW YORK NY SERIES A                                                       6.13          08/01/2006         220,422
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
               FACILITIES                                                                 5.00          11/01/2011       1,033,080
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NEW YORK UNIVERSITY
               SERIES A (OTHER REVENUE)                                                   5.50          05/15/2013       1,069,430
   5,500,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE & UNIVERSITY
               REVENUE, CIFG INSURED)+/-SS.                                               6.00          11/15/2023       6,025,360
     305,000   ORANGE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM G1 (IDR, ACA INSURED)                            4.30          07/01/2010         303,228
     325,000   ORANGE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM G1 (IDR, ACA INSURED)                            4.35          07/01/2011         322,692
   5,000,000   PORT AUTHORITIES OF NEW YORK & NEW JERSEY SPECIAL PROJECT JFK
               INTERNATIONAL AIRPORT TERMINAL 6 (AIRPORT REVENUE, MBIA INSURED)           6.25          12/01/2009       5,318,700
   1,200,000   PORT AUTHORITY NEW YORK & NEW JERSEY JFK INTERNATIONAL AIR TERMINAL
               SERIES 6 (AIRPORT REVENUE, MBIA INSURED)                                   6.25          12/01/2011       1,307,952
     105,000   SUFFOLK COUNTY NY                                                          6.50          07/01/2006         105,004
     165,000   SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                       6.88          07/01/2010         172,661
     220,000   SUFFOLK COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM D1 (IDR, ACA INSURED)                            4.30          07/01/2010         218,722
     210,000   SUFFOLK COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM D1 (IDR, ACA INSURED)                            4.35          07/01/2011         208,509
     155,000   SULLIVAN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM H1 (IDR, ACA INSURED)                            4.30          07/01/2010         154,099
      50,000   SULLIVAN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM H1 (IDR, ACA INSURED)                            4.35          07/01/2011          49,623

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEW YORK (CONTINUED)
$  1,000,000   UTICA NY INDUSTRIAL DEVELOPMENT AGENCY (COLLEGE & UNIVERSITY REVENUE,
               CITIZENS BANK LOC)+/-SS.                                                   4.50%         10/01/2034    $  1,009,430
     250,000   WESTCHESTER COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM E1 (IDR, ACA INSURED)                            4.30          07/01/2010         249,727

                                                                                                                        25,277,570
                                                                                                                      ------------
NORTH CAROLINA - 1.66%
   6,250,000   FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)                   3.55          01/15/2008       6,228,937
   1,200,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                     6.00          01/01/2009       1,224,648
   3,070,000   NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP SERIES 14A
               (HOUSING REVENUE, AMBAC INSURED)                                           4.35          01/01/2028       3,070,307
     115,000   NORTH CAROLINA MUNICIPAL POWER AGENCY #1 CATAWBA ELECTRIC REVENUE          7.25          01/01/2007         116,906

                                                                                                                        10,640,798
                                                                                                                      ------------
OHIO - 1.02%
   1,700,000   CANAL WINCHESTER OH BOND ANTICIPATION NOTES (GENERAL OBLIGATION -
               BOND BANK)                                                                 4.65          10/13/2006       1,702,584
     630,000   COUNTY OF ATHENS OH O'BLENESS SERIES A                                     5.00          11/15/2008         636,779
     700,000   LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                  5.50          02/15/2008         714,091
   3,000,000   LORAIN OH SERIES B                                                         4.50          10/04/2006       2,998,200
     500,000   MONTGOMERY COUNTY OH KETTERING MEDICAL CENTER                              6.00          04/01/2008         514,805

                                                                                                                         6,566,459
                                                                                                                      ------------
OKLAHOMA - 2.07%
   1,750,000   CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES                 3.90          09/01/2010       1,714,632
     305,000   CITIZEN POTAWATOMI NATION OK SERIES A                                      4.15          09/01/2006         304,439
   1,755,000   OKARCHE OK ECONOMIC DEVELOPMENT AUTHORITY CHICKASHA PUBLIC SCHOOLS
               PROJECT                                                                    4.50          09/01/2008       1,777,464
     975,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY HOSPITAL
               PROJECT SERIES B                                                           5.35          07/01/2008         990,142
   1,325,000   OKLAHOMA STATE                                                             6.25          08/15/2015       1,412,927
     665,000   TULSA COUNTY OK HFA+/-SS.                                                  7.10          08/01/2030         674,031
   6,450,000   TULSA COUNTY OK INDIVIDUAL AUTHORITY SERIES A (SALES TAX REVENUE,
               BANK OF AMERICA NA LOC)+/-SS.                                              3.70          05/15/2017       6,446,839

                                                                                                                        13,320,474
                                                                                                                      ------------
OTHER - 0.61%
  3,949,489    MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU
               CTFS C+/-SS.                                                               3.38          11/01/2008       3,890,484
                                                                                                                      ------------
PENNSYLVANIA - 4.88%
   2,270,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY                                      5.75          01/01/2012       2,393,261
   2,550,000   ALLENTOWN PA SACRED HEART HOSPITAL                                         4.75          07/01/2008       2,527,484
   1,580,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                     5.25          10/01/2010       1,576,303
   3,750,000   DELAWARE RIVER PORT AUTHORITY PA & NJ (TOLL ROAD REVENUE LOC)              5.45          01/01/2012       3,826,875
   7,000,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER
               REVENUE LOC)+/-SS.                                                         5.44          07/01/2027       7,073,430
     660,000   GROVE CITY PA AREA HOSPITAL AUTHORITY UNITED COMMUNITY HOSPITAL
               PROJECT                                                                    4.75          07/01/2006         659,993
     500,000   LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED GROUP       5.80          11/01/2012         487,565
   1,723,077   PENNSYLVANIA HFA SFMR+/-SS.                                                4.49          06/01/2008       1,723,077
   1,470,000   PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
               JEANES HEALTH SYSTEMS PROJECT                                              6.60          07/01/2010       1,547,219
   5,630,000   PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
               JEFFERSON HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)      5.25          05/15/2010       5,773,283

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
PENNSYLVANIA (CONTINUED)
$    655,000   SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG LLC
               PROJECT                                                                    5.25%         01/01/2009    $    650,179
   3,175,000   WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT                4.00          06/15/2008       3,108,325

                                                                                                                        31,346,994
                                                                                                                      ------------
PUERTO RICO - 2.98%
     310,000   CHILDREN'S TRUST FUND PUERTO RICO                                          4.00          05/15/2010         303,775
   3,425,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT REVENUE
               PREREFUNDEDSS.                                                             5.75          07/01/2010       3,551,040
     355,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            4.50          12/01/2006         355,582
     300,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            5.00          02/01/2007         301,509
     925,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            5.00          02/01/2008         936,452
     390,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            5.00          12/01/2008         394,407
   5,620,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-SS.              4.62          10/01/2040       5,620,000
   6,600,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A                              5.00          08/01/2006       6,604,686
   1,000,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
               PREREFUNDED SERIES D (LEASE REVENUE)SS.                                    5.13          07/01/2019       1,054,600

                                                                                                                        19,122,051
                                                                                                                      ------------
SOUTH CAROLINA - 2.98%
   1,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^     9.69          01/01/2027         225,240
   2,835,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^     9.77          01/01/2028         382,016
  18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^     8.67          01/01/2037       1,444,305
  14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^     8.66          01/01/2038       1,059,515
     300,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A               5.50          04/01/2011         300,792
   1,500,000   JASPER COUNTY SC (OTHER REVENUE)                                           4.25          02/15/2007       1,497,015
   3,655,000   JASPER COUNTY SC REVENUE ANTICIPATION NOTES                                4.00          11/15/2006       3,647,507
     235,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED PALMETTO
               HEALTH  ALLIANCE SERIES A                                                  4.50          08/01/2006         235,089
     760,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED PALMETTO
               HEALTH ALLIANCE SERIES A                                                   5.00          08/01/2008         770,450
   1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED &
               IMPROVEMENT PALMETTO HEALTH SERIES C                                       4.75          08/01/2007       1,005,850
   1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
               PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                             6.88          08/01/2027       1,162,240
   4,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WASTE MANAGEMENT
               SOUTH CAROLINA INCORPORATED PROJECT+/-SS.                                  3.30          11/01/2016       3,936,400
   1,205,000   SOUTH CAROLINA STATE PORTS AUTHORITY                                       7.70          07/01/2006       1,205,121
   2,255,000   SOUTH CAROLINA STATE PORTS AUTHORITY#                                      7.80          07/01/2009       2,306,279

                                                                                                                        19,177,819
                                                                                                                      ------------
SOUTH DAKOTA - 1.88%
   2,000,000   GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT+/-SS.                     4.02          12/01/2012       2,000,000
     225,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
               INCORPORATED PROJECT A                                                     4.25          04/01/2008         224,086
     260,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
               INCORPORATED PROJECT A                                                     4.50          04/01/2009         259,652

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
SOUTH DAKOTA (CONTINUED)
$    560,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY MCFLEEG PROJECT B      4.38%         04/01/2011    $    551,471
   3,715,000   SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
               HOSPITALS & HEALTH+/-SS.                                                   4.27          11/01/2027       3,715,000
   3,260,000   SOUTH DAKOTA STATE BUILDING AUTHORITY SERIES A (LEASE REVENUE LOC)         5.35          12/01/2012       3,341,500
   2,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, AMBAC INSURED)+/-SS.       4.00          07/01/2031       1,999,980

                                                                                                                        12,091,689
                                                                                                                      ------------
TENNESSEE - 2.76%
   1,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
               DEVELOPMENT BOARD EASTER SEAL PROJECT+/-SS.                                3.40          08/01/2019       1,200,000
  16,250,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
               BAPTIST MEMORIAL HEALTHCARE+/-SS.                                          5.00          09/01/2020      16,551,925

                                                                                                                        17,751,925
                                                                                                                      ------------
TEXAS - 10.47%
  10,540,000   BEXAR COUNTY TX REVENUE PROJECT                                            5.75          08/15/2022      11,090,715
     405,000   BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                     4.25          02/15/2009         406,511
     425,000   BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                     4.25          02/15/2010         425,859
     440,000   BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                     4.25          02/15/2011         439,679
   3,150,000   BRAZOS RIVER TX HARBOR NAVAL DISTRICT (HARBOR DEPARTMENT REVENUE)+/-SS.    5.20          05/15/2033       3,199,423
   2,000,000   DALLAS COUNTY TX UTILITIES & RECLAMATION DISTRIBUTION SERIES A
               (PROPERTY TAX REVENUE, AMBAC INSURED)+/-SS.                                3.32          02/15/2029       2,000,000
   1,000,000   DALLAS FORT WORTH TX (AIRPORT REVENUE)                                     5.00          11/01/2007       1,010,620
     200,000   DECATUR TX HOSPITAL AUTHORITY WISE REGIONAL HEALTH SYSTEMS SERIES A        3.63          09/01/2006         199,508
   1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                              5.00          10/01/2011       1,233,664
     970,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS APARTMENTS
               PROJECT (HOUSING REVENUE LOC)                                              3.88          01/01/2010         965,451
   5,940,000   HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)                          5.75          02/15/2012       6,284,579
   2,474,691   LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK CORNERS
               PROJECT                                                                    3.60          07/15/2006       2,472,216
     309,484   LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK CORNERS
               PROJECT                                                                    3.98          07/15/2006         309,174
   2,135,000   LOWER COLO RIVER TX (OTHER REVENUE, FIRST SECURITY BANK LOC)               6.00          05/15/2013       2,269,420
   3,150,000   MATAGORDA COUNTY TX+/-SS.                                                  4.55          11/01/2029       3,154,158
     400,000   METROPOLITAN HEALTH FACILITIES DEVELOPMENT CORPORATION TX WILSON N.
               JONES MEMORIAL HOSPITAL PROJECT                                            6.38          01/01/2007         401,536
   5,165,000   MUNIMAE TRUST SERIES 2001-9 PUTTABLE CLASS ASS.                            4.40          08/24/2009       5,165,000
   2,155,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES B
               (HOUSING REVENUE LOC)                                                      6.38          10/01/2011       2,157,715
   3,000,000   PORT CORPUS CHRISTI TX NUECES COUNTY FLINT HILLS RESOURCES PROJECT
               (SOLID WASTE REVENUE, GUARANTEE AGREEMENT)+/-SS.                           4.29          01/01/2030       3,000,000
   4,270,000   TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS (OTHER REVENUE,
               FIRST SECURITY BANK LOC)                                                   4.25          09/01/2026       4,246,259
     470,000   TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE BROOK
               APARTMENTS PROJECT                                                         4.95          12/01/2008         473,064
   7,075,000   TEXAS WATER DEVELOPMENT                                                    5.70          07/15/2013       7,084,905
   5,000,000   TEXAS WATER DEVELOPMENT BOARD STATE REVOLVING FUND SERIES B (OTHER
               REVENUE)                                                                   5.40          07/15/2014       5,036,500
   4,000,000   UNIVERSITY OF TEXAS FINANCING SYSTEM PREREFUNDED SERIES B (COLLEGE &
               UNIVERSITY REVENUE)SS.                                                     5.38          08/15/2019       4,245,720

                                                                                                                        67,271,676
                                                                                                                      ------------
UTAH - 0.24%
   1,556,621  DAVIS COUNTY UT SCHOOL DISTRICT                                             4.55          09/07/2008       1,538,206
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
VIRGIN ISLANDS - 1.27%
$  1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                  5.50%         10/01/2014    $  1,551,120
   3,315,000   VIRGIN ISLANDS PFA SERIES C (OTHER REVENUE LOC)                            5.50          10/01/2006       3,329,951
   1,500,000   VIRGIN ISLANDS PFA SERIES D                                                6.00          10/01/2006       1,508,280
   1,750,000   VIRGIN ISLANDS PFA SERIES D                                                6.00          10/01/2007       1,796,655

                                                                                                                         8,186,006
                                                                                                                      ------------
VIRGINIA - 1.07%
   1,700,000   HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                                   5.00          07/15/2009       1,717,663
   5,320,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE
               (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                         3.93          01/01/2013       5,168,220

                                                                                                                         6,885,883
                                                                                                                      ------------
WASHINGTON - 1.81%
   2,360,000   CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED PROJECT
               SERIES A+/-                                                                3.38          08/01/2007       2,341,498
   1,380,000   KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX REVENUE)        6.38          12/01/2008       1,425,899
   1,000,000   KING COUNTY WA SERIES G (PROPERTY TAX REVENUE)                             5.00          12/01/2014       1,013,540
     590,000   QUINCY WA                                                                  4.50          11/01/2008         589,540
     575,000   QUINCY WA                                                                  4.75          11/01/2009         577,783
     205,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                   6.00          06/01/2010         207,519
     200,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET BACKED                               5.25          06/01/2009         203,124
     805,000   WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT
               (HOUSING REVENUE LOC)                                                      6.25          12/01/2011         805,394
   2,500,000   WASHINGTON STATE HIGHER EDUCATION FACILITIES AUTHORITY UNIVERSITY
               PUGET SOUND PROJECT A PUTTABLE
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.                  5.00          10/01/2030       2,542,400
   1,940,000   YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL PROJECT+/-SS.        4.95          10/01/2023       1,940,000

                                                                                                                        11,646,697
                                                                                                                      ------------
WEST VIRGINIA - 0.53%
     395,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                          7.00          10/01/2010         418,712
   3,000,000   PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E+/-SS.                 2.80          05/01/2019       2,977,950

                                                                                                                         3,396,662
                                                                                                                      ------------
WISCONSIN - 4.42%
     465,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            5.00          06/01/2008         467,767
     710,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            5.00          06/01/2009         716,298
     300,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            5.75          06/01/2011         314,082
   6,375,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            6.00          06/01/2017       6,707,839
   2,875,000   FREEDOM WI SANITATION DISTRICT #1 BOARD ANTICIPATION NOTES
               (OTHER REVENUE)                                                            4.90          06/01/2011       2,882,734
   1,000,000   JACKSON WI COMMUNITY DEVELOPMENT AUTHORITY KETTLE MORAINE LUTHERAN
               (PRIVATE SCHOOL REVENUE, MARSHALL & ISLEY BANK LOC)+/-SS.                  3.98          06/01/2031       1,000,000
   2,000,000   KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                          4.75          03/01/2011       2,013,980
     570,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  4.85          12/01/2007         570,393
     605,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.05          12/01/2008         608,067
     650,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.20          12/01/2009         654,647
   2,200,000   RICHLAND SCHOOL DISTRICT WISCONSIN                                         3.50          10/26/2006       2,196,238
      20,000   STEVENS POINT WI CDA SECTION 8                                             6.50          09/01/2009          21,420
   1,050,000   VILLAGE OF RANDOLPH WI PROMISSORY NOTES                                    4.38          09/01/2006       1,050,147
     300,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER DAM
               COMMUNITIES HOSPITALS INCORPORATED CLASS A                                 4.25          08/15/2008         294,999
     200,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER DAM
               COMMUNITIES HOSPITALS INCORPORATED CLASS A                                 4.50          08/15/2009         196,852

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$    175,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE SAVIOR
               HEALTHCARE SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                        4.45%         05/01/2007    $    175,609
     350,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD CLINIC
               SERIES B                                                                   5.75          02/15/2007         353,605
   1,500,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY THREE PILLARS
               COMMUNITIES                                                                5.00          08/15/2010       1,533,705
     100,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH MEMORIAL
               HOSPITAL INCORPORATED PROJECT                                              3.88          07/01/2006          99,999
     130,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH MEMORIAL
               HOSPITAL INCORPORATED PROJECT                                              4.13          07/01/2007         129,546
   2,685,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES REVENUE
               (HEALTHCARE FACILITIES REVENUE LOC)                                        5.00          08/15/2009       2,758,247
   2,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F                5.20          07/01/2018       2,015,280
   1,500,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES FH HEALTHCARE DEVELOPMENT
               INCORPORATED PROJECT PREREFUNDED (NURSING HOME REVENUE)SS.                 6.25          11/15/2028       1,616,385

                                                                                                                        28,377,839
                                                                                                                      ------------
WYOMING - 0.61%
   2,855,000   GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES A+/-SS.       4.55          06/01/2024       2,855,000
   1,050,000   TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL CENTER        5.25          12/01/2007       1,049,811

                                                                                                                         3,904,811
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $634,089,594)                                                                      629,905,015
                                                                                                                      ------------
SHORT-TERM INVESTMENTS - 0.63%

COMMERCIAL PAPER - 0.54%
   1,500,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                    3.75          08/01/2006       1,500,000
   2,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                    4.10          08/01/2006       2,000,000

                                                                                                                         3,500,000
                                                                                                                      ------------

SHARES
MUTUAL FUNDS - 0.09%
     544,730   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~@                                             544,730
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,044,730)                                                                           4,044,730
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $638,134,324)*                         98.68%                                                                   $633,949,745
OTHER ASSETS AND LIABILITIES, NET             1.32                                                                       8,458,201
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $642,407,946
                                            ======                                                                    ============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $544,730.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $638,549,921 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                    $      916,866
       GROSS UNREALIZED DEPRECIATION                        (5,517,042)
                                                        --------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)       $   (4,600,176)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.64%

ALABAMA - 1.67%
$  1,000,000   ALABAMA 21ST CENTURY AUTHORITY                                             5.25%         12/01/2006    $  1,003,220
   1,700,000   HUNTSVILLE AL HEALTH CARE (HEALTHCARE FACILITIES REVENUE, GENERAL
               OBLIGATION OF AUTHORITY)+/-SS.                                             5.00          06/01/2034       1,724,888
   2,000,000   JEFFERSON COUNTY AL CAPITAL IMPROVEMENTS WASTES PREREFUNDED SERIES A
               (SEWER REVENUE, FGIC INSURED)SS.                                           5.13          02/01/2029       2,074,100
   3,975,000   JEFFERSON COUNTY AL SUBSERIES B1E (SEWER REVENUE, FGIC INSURED)+/-SS.      4.00          02/01/2042       3,975,000

                                                                                                                         8,777,208
                                                                                                                      ------------
ALASKA - 0.20%
   1,000,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
               REVENUE ASSET BACKED                                                       6.20          06/01/2022       1,040,380
                                                                                                                      ------------

ARIZONA - 0.54%
   1,825,000   MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT+/-SS.                4.75          08/01/2020       1,811,659
   1,000,000   SANTA CRUZ COUNTY AZ IDA+/-SS.                                             4.75          08/01/2020         995,510

                                                                                                                         2,807,169
                                                                                                                      ------------
ARKANSAS - 1.41%
   2,000,000   ARKANSAS DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT+/-SS.              3.65          08/01/2021       1,999,140
   4,465,000   ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT LOAN
               SERIES B GSL INSURED (HIGHER EDUCATION FACILITIES AUTHORITY
               REVENUE LOC)                                                               5.35          06/01/2009       4,510,275
     865,000   LITTLE ROCK AR (AIRPORT REVENUE LOC)                                       3.50          11/01/2008         862,319

                                                                                                                         7,371,734
                                                                                                                      ------------
CALIFORNIA - 4.63%
     610,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)                4.70          08/01/2016         613,684
     500,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES J FSA INSURED
               (HOUSING REVENUE LOC)+/-SS.                                                4.04          02/01/2032         500,000
   1,800,000   CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT
               HOUSING FOUNDATION+/-SS.                                                   4.50          12/01/2028       1,800,000
   8,550,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-SS.             4.50          05/15/2029       8,550,000
   8,400,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                  4.40          05/15/2029       8,400,000
   4,000,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR)+/-SS.            3.95          04/15/2046       3,989,840
     456,065   PASADENA CA                                                                4.25          12/19/2006         453,903

                                                                                                                        24,307,427
                                                                                                                      ------------
COLORADO - 2.46%
     200,842   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
               (HOUSING REVENUE LOC)                                                      5.25          11/01/2019         201,828
  12,750,000   AURORA CO MULTIFAMILY REVENUE+/-SS.                                        4.25          12/20/2040      12,713,535

                                                                                                                        12,915,363
                                                                                                                      ------------
CONNECTICUT - 0.48%
   2,525,000   MASHANTUCKET WESTERN PEQUOT TRIBE CT SERIES A++                            6.50          09/01/2006       2,534,595
                                                                                                                      ------------

DISTRICT OF COLUMBIA - 1.08%
   5,500,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
               (AIRPORT REVENUE, MBIA INSURED)                                            5.70          10/01/2014       5,647,400
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
FLORIDA - 1.46%
$    345,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
               SOLUTIONS PROJECT (IDR LOC)                                                3.25%         10/01/2006    $    344,169
     250,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
               SOLUTIONS PROJECT (IDR LOC)                                                3.50          10/01/2007         247,575
     875,000   TAMPA FL (WATER & SEWER REVENUE)#                                          6.80          10/01/2007         891,371
   6,150,000   VOLUSIA COUNTY FL IDA ACA INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                  4.45          12/01/2028       6,150,000

                                                                                                                         7,633,115
                                                                                                                      ------------
GEORGIA - 3.71%
     835,000   COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED PROJECT
               (HOSPITAL REVENUE)                                                         5.00          12/01/2008         845,237
   7,000,000   EAST POINT GA TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)                4.25          12/29/2006       7,002,310
  10,100,000   FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS APARTMENTS+/-SS.        3.50          12/01/2037      10,100,000
   1,500,000   ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
               INCORPORATED (HOSPITAL REVENUE LOC)+/-SS.                                  3.70          10/01/2033       1,500,000

                                                                                                                        19,447,547
                                                                                                                      ------------
ILLINOIS - 8.79%
  11,000,000   AURORA IL COVEY FOX VALLEY APARTMENTS PROJECT+/-SS.                        5.30          11/01/2027      11,020,790
     860,000   AURORA IL TAX INCREMENTAL REVENUE                                          5.00          12/30/2006         863,500
     900,000   AURORA IL TAX INCREMENTAL REVENUE                                          5.00          12/30/2007         903,348
     300,000   COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT #517 LAKE LAND
               COMMUNITY COLLEGE                                                          3.55          12/01/2006         298,461
   3,330,000   EUREKA IL EUREKA COLLEGE PROJECT PUTTABLE SERIES BSS.                      7.00          01/01/2019       3,349,247
   1,285,000   GREATER PEORIA IL AIRPORT AUTHORITY                                        5.80          12/01/2006       1,289,780
     175,000   ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT+/-SS.          4.80          08/01/2025         174,729
   4,500,000   ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                        4.50          01/01/2007       4,502,385
   2,500,000   ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
               PROJECT+/-SS.                                                              3.75          05/15/2015       2,470,650
  12,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS SERVICES
               INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.            4.00          12/01/2022      11,996,400
   3,550,000   ILLINOIS STATE SERIES Q (SALES TAX REVENUE)                                6.00          06/15/2009       3,665,127
   1,000,000   LAKES REGION SANITATION DISTRICT ILLINOIS DEBT CERTIFICATES                4.13          12/01/2010       1,000,180
   4,435,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY ILLINOIS
               WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)                         5.13          05/01/2011       4,541,263

                                                                                                                        46,075,860
                                                                                                                      ------------
INDIANA - 3.77%
   8,080,000   ANDERSON IN CROSS LAKES APARTMENTS SERIES A+/-SS.                          5.63          07/01/2033       7,890,201
   9,365,000   INDIANAPOLIS IN COVERED BRIDGE SERIES A+/-SS.                              5.50          04/01/2030       8,933,554
   2,950,000   ROCKPORT IN MICHIGAN POWER COMPANY PROJECT SERIES C+/-SS.                  2.63          04/01/2025       2,932,212

                                                                                                                        19,755,967
                                                                                                                      ------------
IOWA - 1.04%
   4,000,000   ANKENY IA SERIES A                                                         3.50          06/01/2007       3,977,200
   1,500,000   SHELDON IA REVENUE SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS+/-SS.           4.27          11/01/2015       1,500,000

                                                                                                                         5,477,200
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
KANSAS - 3.20%
$  2,000,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
               ANTICIPATION NOTES BAKER UNIVERSITY SERIES A
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE)                            5.25%         05/01/2007    $  2,009,700
   1,000,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
               ANTICIPATION NOTES BENEDICTINE SERIES B
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE)                            5.25          05/01/2007       1,001,620
     750,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
               ANTICIPATION NOTES BETHEL COLLEGE SERIES C
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE)                            5.25          05/01/2007         751,215
     300,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
               ANTICIPATION NOTES CENTRAL CHRISTIAN SERIES D
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE)                            5.25          05/01/2007         300,486
   1,600,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
               ANTICIPATION NOTES OTTAWA UNIVERSITY SERIES E
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE)                            5.25          05/01/2007       1,602,592
     800,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
               ANTICIPATION NOTES SOUTHWESTERN SERIES G
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE)                            5.25          05/01/2007         801,296
   8,010,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
               SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.75          12/01/2012       7,944,558
   2,390,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
               SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.85          12/01/2013       2,362,563

                                                                                                                        16,774,030
                                                                                                                      ------------
KENTUCKY - 2.23%
     130,000   COVINGTON KY ALLEN & ALLEN+/-SS.                                           4.25          09/01/2016         129,732
   5,700,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT HOUSING
               FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                       4.45          12/01/2028       5,700,000
   5,900,000   NEWPORT KY BOND ANTICIPATION NOTES                                         3.55          12/01/2006       5,884,306

                                                                                                                        11,714,038
                                                                                                                      ------------
LOUISIANA - 2.89%
   9,470,000   CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE CHARLES
               MEMORIAL HOSPITAL  PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.       3.25          12/01/2018       9,470,000
   4,110,147   ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE                             4.57          08/20/2007       4,060,578
     630,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                             5.00          09/01/2007         630,555
     500,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                    5.00          09/01/2007         500,440
     505,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                    5.00          09/01/2007         505,444

                                                                                                                        15,167,017
                                                                                                                      ------------
MARYLAND - 0.33%
   1,715,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT PROGRAM         4.40          04/01/2023       1,715,532
                                                                                                                      ------------
MASSACHUSETTS - 3.33%
   2,700,000   BERKSHIRE REGIONAL MA TRANSPORTATION AUTHORITY ANTICIPATION NOTES          4.50          09/15/2006       2,699,190
   3,650,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY CARITAS
               CHRISTI OBLIGATION GROUP SERIES A                                          5.25          07/01/2006       3,650,073
     500,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-                  4.95          12/01/2006         501,760
   7,800,000   PIONEER VALLEY MA TRANSPORTATION AUTHORITY ANTICIPATION NOTES              4.00          08/03/2006       7,798,206
   2,800,000   SOUTHEASTERN REGIONAL MA TRANSPORTATION AUTHORITY ANTICIPATION NOTES       4.00          09/08/2006       2,798,040

                                                                                                                        17,447,269
                                                                                                                      ------------
MICHIGAN - 1.43%
   2,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED OBLIGATION
               BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK LOC)+/-SS.                   4.35          06/01/2041       2,498,575
     430,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION WASTE MANAGEMENT
               (SOLID WASTE REVENUE)+/-SS.                                                3.00          12/01/2013         426,732

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
MICHIGAN (CONTINUED)
$    100,000   MICHIGAN STATE STRATEGIC FUND LIMITED PORTER HILLS RADIAN INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                  4.00%         07/01/2028    $    100,000
   4,486,044   SUBURBAN MI MOBILITY AUTHORITY                                             4.90          08/15/2007       4,487,479

                                                                                                                         7,512,786
                                                                                                                      ------------
MISSISSIPPI - 4.70%
   2,000,000   BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING REVENUE,
               GIC-RABOBANK NEDERLAND LOC)                                                3.40          08/01/2007       1,976,440
  12,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST
               MEMORIAL HEALTH SERIES B2+/-SS.                                            3.25          09/01/2018      11,987,880
   4,500,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST
               MEMORIAL HEALTH SERIES B2+/-SS.                                            3.50          09/01/2022       4,491,135
   6,200,000   MISSISSIPPI REGIONAL HOUSING AUTHORITY #8
               MAGNOLIA PARK APARTMENTS+/-SS.                                             3.45          03/01/2030       6,205,828

                                                                                                                        24,661,283
                                                                                                                      ------------
MISSOURI - 4.07%
   3,365,000   HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                           3.00          08/01/2013       3,358,102
   5,200,000   HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                           3.88          08/01/2018       5,145,036
   4,572,494   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY LEASE
               SUBLEASE PURCHASE                                                          3.09          07/15/2008       4,566,184
   2,750,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ROCKHURST
               UNIVERSITY REVENUE ANTICIPATION NOTES SERIES D (EDUCATIONAL
               FACILITIES REVENUE, HYPO PUBLIC FINANCE BANK)++                            5.25          04/25/2007       2,768,287
   2,145,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE SINGLE
               FAMILY HOMEOWNER LOAN SERIES C1 GNMA FNMA INSURED (HOUSING REVENUE LOC)    7.15          03/01/2032       2,201,607
     840,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                     4.80          03/01/2019         840,865
   2,490,000   RICHMOND HEIGHTS MO BOARD ANTICIPATION NOTES MANHASSETT VILLAGE
               PROJECT                                                                    3.35          10/01/2006       2,481,160

                                                                                                                        21,361,241
                                                                                                                      ------------
NEBRASKA - 0.21%
   1,090,000  OMAHA NE TRIBE PUBLIC IMPROVEMENTS AUTHORITY                               7.50           06/01/2009       1,092,442
                                                                                                                      ------------
NEW HAMPSHIRE - 1.15%
   1,500,000   NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES SERIES B
               (HEALTHCARE FACILITIES REVENUE)                                            4.75          04/24/2007       1,510,440
     750,000   NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES SERIES D
               (HEALTHCARE FACILITIES REVENUE)                                            4.75          04/24/2007         755,220
   3,750,000   NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES SERIES E
               (HEALTHCARE FACILITIES REVENUE)                                            4.75          04/24/2007       3,776,100

                                                                                                                         6,041,760
                                                                                                                      ------------
NEW JERSEY - 3.06%
   1,000,000   BAYONNE NJ TEMPORARY NOTES (PROPERTY TAX REVENUE)                          5.00          10/27/2006       1,000,880
   6,000,000   CAMDEN NJ BOND ANTICIPATION NOTES SERIES B                                 4.25          09/06/2006       5,999,640
   6,500,000   WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                               4.50          10/12/2006       6,500,650
   2,539,250   WILDWOOD NJ (PROPERTY TAX REVENUE)                                         4.50          07/14/2006       2,539,453

                                                                                                                        16,040,623
                                                                                                                      ------------
NEW MEXICO - 3.93%
   2,080,000   ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                    5.00          01/01/2008       2,103,088
   1,550,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
               (HOUSING REVENUE, GNMA INSURED)                                            4.13          07/01/2019       1,548,977
   1,800,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
               (HOUSING REVENUE, GNMA)                                                    3.90          01/01/2019       1,796,022

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEW MEXICO (CONTINUED)
$ 15,185,000   PUEBLO OF SANDIA NM+/-SS.%%                                                5.47%         03/01/2015    $ 15,185,000

                                                                                                                        20,633,087
                                                                                                                      ------------
NEW YORK - 2.59%
      35,000   ALBANY COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES K1 (IDR, ACA INSURED)                     4.20          07/01/2008          34,894
   1,335,000   KIRYAS JOEL NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)              6.10          05/11/2007       1,345,119
   1,570,000   MONROE NY NEWPOWER CORPORATION                                             3.30          01/01/2009       1,525,082
     120,000   NASSAU COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES F1 (IDR, ACA INSURED)                     4.20          07/01/2008         119,635
     195,000   NASSAU COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES F1 (IDR, ACA INSURED)                     4.25          07/01/2009         194,240
   1,000,000   NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE BUILDING
               ACQUISITION PROJECT                                                        5.25          06/01/2008       1,019,250
   2,180,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE GROUP
               ASSOCIATION PROJECT                                                        5.00          01/01/2007       2,189,439
   4,545,000   NEW YORK NY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE GROUP
               ASSOCIATION PROJECT                                                        5.00          01/01/2008       4,594,132
   1,000,000   NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                             5.13          11/01/2006       1,000,310
     140,000   ORANGE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES G1 (IDR, ACA INSURED)                     4.20          07/01/2008         139,574
     140,000   ROCKLAND COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES J1 (IDR, ACA INSURED)                     4.20          07/01/2008         139,574
     230,000   ROCKLAND COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES J1 (IDR, ACA INSURED)                     4.25          07/01/2009         229,103
     210,000   SUFFOLK COUNTY NY INDEPENDENT DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES D1 (IDR, ACA INSURED)                     4.25          07/01/2009         208,948
     100,000   SUFFOLK COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES D1 (IDR, ACA INSURED)                     4.20          07/01/2008          99,696
     110,000   SULLIVAN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES H1 (IDR, ACA INSURED)                     4.20          07/01/2008         109,666
     185,000   SULLIVAN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES H1 (IDR, ACA INSURED)                     4.25          07/01/2009         184,279
     195,000   WESTCHESTER COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES E1 (IDR, ACA INSURED)                     4.20          07/01/2008         195,111
     235,000   WESTCHESTER COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
               FACILITIES POOLED PROGRAM SERIES E1 (IDR, ACA INSURED)                     4.25          07/01/2009         234,671

                                                                                                                        13,562,723
                                                                                                                      ------------
NORTH CAROLINA - 0.96%
   1,500,000   FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)                   3.55          01/15/2008       1,494,945
   3,550,000   FAYETTEVILLE NC PUBLIC WORKS (OTHER REVENUE, FIRST SECURITY BANK LOC)      3.38          01/15/2007       3,537,717

                                                                                                                         5,032,662
                                                                                                                      ------------
NORTH DAKOTA - 1.18%
   3,675,000   NORTH DAKOTA STATE HFA MORTGAGE REVENUE HOME FINANCE PROGRAM SERIES A      4.60          01/01/2023       3,673,787
     345,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE HOME MORTGAGE FINANCE
               SERIES A                                                                   4.60          01/01/2023         346,266
   1,020,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME MORTGAGE
               SERIES D                                                                   5.40          07/01/2029       1,023,142
   1,165,000   OAKES ND (WATER REVENUE)                                                   4.00          01/01/2008       1,162,938

                                                                                                                         6,206,133
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
OHIO - 1.61%
$  2,550,000   BLUE ASH OH TAX INCREMENT BOND ANTICIPATION NOTES                          4.00%         12/14/2006    $  2,547,195
   5,000,000   CUYAHOGA OH METROPOLIS                                                     3.60          12/01/2006       4,994,350
     900,000   GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B+/-SS.                 3.49          09/15/2014         900,000

                                                                                                                         8,441,545
                                                                                                                      ------------
OKLAHOMA - 1.42%
     765,000   ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN SHATTUCK
               PROJECT                                                                    5.00          08/01/2008         760,043
   1,245,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM SERIES D2
               GNMA/FNMA INSURED (HOUSING REVENUE LOC)                                    7.10          09/01/2028       1,261,471
   5,410,000   TULSA OK INDUSTRIAL AUTHORITY ST. JOHNS PHYSICIANS+/-SS.                   2.85          11/01/2014       5,407,457

                                                                                                                         7,428,971
                                                                                                                      ------------
OREGON - 1.66%
   1,000,000   COW CREEK BAND UMPQUA TRIBE OF INDIANS OREGON SERIES C (OTHER REVENUE)     4.88          10/01/2008         997,780
   6,000,000   OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES CXLVII+/-SS.     6.36          02/01/2012       6,000,000
   1,680,000   WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE PROJECT      5.63          08/01/2007       1,682,184

                                                                                                                         8,679,964
                                                                                                                      ------------
OTHER - 0.93%
   4,936,876   MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU
               CTFS C+/-SS.                                                               3.38          11/01/2008       4,863,119
                                                                                                                      ------------
PENNSYLVANIA - 2.91%
     650,000   ALLENTOWN PA SACRED HEART HOSPITAL                                         5.00          11/15/2006         650,936
   1,730,000   ALLENTOWN PA SACRED HEART HOSPITAL                                         5.00          11/15/2007       1,732,422
     535,000   LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN HOSPITAL
               PROJECT                                                                    3.50          11/15/2007         529,222
   5,569,231   PENNSYLVANIA HFA SFMR+/-SS.                                                4.49          06/01/2008       5,569,231
   2,500,000   PITTSBURGH PA URBAN REDEVELOPMENT AUTHORITY LOU MASON JR.
               REPLACEMENT+/-SS.                                                          5.00          12/01/2010       2,515,300
   1,500,000   SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH SERIES A          5.50          12/01/2006       1,509,720
   2,825,000   WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT                4.00          06/15/2008       2,765,675

                                                                                                                        15,272,506
                                                                                                                      ------------
PUERTO RICO - 4.17%
  17,105,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-SS.              4.62          10/01/2040      17,105,000
   4,750,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A                              5.00          08/01/2006       4,753,372

                                                                                                                        21,858,372
                                                                                                                      ------------

SOUTH CAROLINA - 1.85%
   1,000,000   JASPER COUNTY SC (OTHER REVENUE)                                           4.25          02/15/2007         998,010
   5,000,000   JASPER COUNTY SC REVENUE ANTICIPATION NOTES                                4.00          11/15/2006       4,989,750
   2,250,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES B2
               (HOUSING REVENUE, FIRST SECURITY BANK LOC)                                 5.13          07/01/2008       2,258,505
   1,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WASTE MANAGEMENT
               SOUTH CAROLINA INCORPORATED PROJECT+/-SS.                                  3.30          11/01/2016       1,476,150

                                                                                                                         9,722,415
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
SOUTH DAKOTA - 4.71%
$  6,400,000   GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT+/-SS.                     4.02%         12/01/2012    $  6,400,000
     245,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                                3.75          04/01/2007         243,875
   4,345,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
               VALLEY HOSPITALS & HEALTH+/-SS.                                            4.27          11/01/2025       4,345,000
   3,500,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
               VALLEY HOSPITALS & HEALTH+/-SS.                                            4.27          11/01/2027       3,500,000
   3,975,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
               VALLEY HOSPITALS & HEALTH SERIES B+/-SS.                                   4.27          11/01/2020       3,975,000
   5,500,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, AMBAC INSURED)+/-SS.       4.00          07/01/2031       5,499,945
     730,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES RAPID CITY
               REGIONAL HOSPITAL PROJECT (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE)                                                         7.75          09/01/2007         746,834

                                                                                                                        24,710,654
                                                                                                                      ------------
TENNESSEE - 2.00%
     750,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN RIVER
               RETREAT SERIES A+/-SS.                                                     5.70          11/01/2026         752,437
   1,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
               INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT+/-SS.                     3.10          08/01/2019       1,000,000
   7,000,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
               FLOAT BAPTIST MEMORIAL HEALTHCARE+/-SS.                                    5.00          09/01/2020       7,130,060
   1,605,000   SULLIVAN COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
               REVENUE WELLMONT HEALTH SYSTEM SERIES PJ                                   4.50          09/01/2006       1,604,888

                                                                                                                        10,487,385
                                                                                                                      ------------
TEXAS - 4.26%
   1,000,000   EL PASO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
               PERMANENT SCHOOL FUND GUARANTEED)                                          5.00          02/15/2012       1,022,790
   1,775,000   GULF COAST WASTE DISPOSAL AUTHORITY TEXAS AMOCO OIL
               (OTHER REVENUE)+/-SS.                                                      2.00          10/01/2017       1,763,587
   3,000,000   MATAGORDA COUNTY TX+/-SS.                                                  4.55          11/01/2029       3,003,960
   1,480,000   TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS (OTHER REVENUE,
               FIRST SECURITY BANK LOC)                                                   4.25          09/01/2026       1,471,771
   3,690,000   TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES A             5.60          07/15/2012       3,694,871
   5,000,000   TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING FUND
               SERIES B (OTHER REVENUE)                                                   5.40          07/15/2014       5,036,500
   6,000,000   WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON WATER
               PRODUCTS PROJECT+/-SS.                                                     4.55          10/30/2026       6,000,000
     348,525   WILMER-HUTCHINS INDEPENDENT SCHOOL DISTRICT TX                             5.00          09/30/2006         347,469

                                                                                                                        22,340,948
                                                                                                                      ------------
UTAH - 1.10%
   1,446,000   EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT #983                        5.50          12/15/2008       1,445,957
   1,200,000   SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD REDEVELOPMENT
               TAX INCREMENT SERIES A                                                     5.25          10/01/2007       1,213,380
     590,000   UTAH HFA SFMR (HOUSING REVENUE LOC)                                        6.00          01/01/2031         599,074
   2,500,000   UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N AMBAC GSL
               INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                5.90          11/01/2007       2,509,475

                                                                                                                         5,767,886
                                                                                                                      ------------
VIRGINIA - 0.96%
   3,000,000   CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT+/-SS.                     5.25          02/01/2008       3,009,480
   2,025,000   TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED                   4.00          06/01/2013       2,013,944

                                                                                                                         5,023,424
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WASHINGTON - 1.24%
$  3,000,000   KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX REVENUE)        6.38%         12/01/2008    $  3,099,780
   1,500,000   SEATTLE WA (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.           3.10          01/15/2026       1,497,510
     750,000   WASHINGTON PUBLIC POWER SUPPLY SYSTEM PROJECT #3 CAPITAL APPRECIATION
               SERIES A (ELECTRIC REVENUE)^                                               3.60          07/01/2006         749,917
   1,175,000   YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL PROJECT+/-SS.        4.95          10/01/2023       1,175,000

                                                                                                                         6,522,207
                                                                                                                      ------------
WEST VIRGINIA - 1.99%
 10,500,000    PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E+/-SS.                 2.80          05/01/2019      10,422,825
                                                                                                                      ------------
WISCONSIN - 0.33%
     600,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED            5.25          06/01/2007         603,180
     200,000   MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT+/-SS.             3.93          09/01/2040         200,000
     780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION NOTES
               (SEWER REVENUE)                                                            4.50          05/01/2011         784,766
     125,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED
               PROJECT+/-SS.                                                              3.82          12/01/2034         125,000

                                                                                                                         1,712,946
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $514,308,805)                                                                      512,008,758
                                                                                                                      ------------
SHORT-TERM INVESTMENTS - 2.43%

COMMERCIAL PAPER - 0.57%
     500,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                    3.75          08/01/2006         500,000
   2,500,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                    4.10          08/01/2006       2,500,000

                                                                                                                         3,000,000
                                                                                                                      ------------
SHARES

MUTUAL FUNDS - 1.86%
  9,773,070  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                             9,773,070
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,773,070)                                                                         12,773,070
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $527,081,876)*                                 100.07%                                                          $524,781,828
OTHER ASSETS AND LIABILITIES, NET                     (0.07)                                                              (377,458)
                                                     ------                                                           ------------
TOTAL NET ASSETS                                     100.00%                                                          $524,404,370
                                                     ======                                                           ============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~~ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,773,070.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $528,572,393 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                    $   154,696
        GROSS UNREALIZED DEPRECIATION                     (3,945,261)
                                                         -----------
        NET UNREALIZED APPRECIATION (DEPRECIATION)       $(3,790,565)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.36%

GUAM - 0.06%
$      5,000 GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                         5.25%         10/01/2013    $      5,229
      20,000 TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A
             (SALES TAX REVENUE LOC)                                                      5.50          11/01/2008          20,730
      10,000 TERRITORY OF GUAM SERIES A                                                   5.20          11/15/2008          10,010

                                                                                                                            35,969
                                                                                                                      ------------
PENNSYLVANIA - 0.33%
    200,000  LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE, US
             GOVERNMENT GUARANTEED)                                                       5.75          05/01/2008         205,946
                                                                                                                      ------------
PUERTO RICO - 31.01%
      25,000   CHILDREN'S TRUST FUND (OTHER REVENUE LOC)                                  5.00          05/15/2008          25,190
     250,000   CHILDREN'S TRUST FUND PUERTO RICO                                          5.00          05/15/2009         252,852
     250,000   CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS
               (EXCISE TAX REVENUE)                                                       4.13          05/15/2011         245,175
       5,000   COMMONWEALTH OF PUERTO RICO^                                               3.60          07/01/2006           4,999
     100,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT                             5.25          07/01/2011         104,007
     200,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A
               (FUEL SALES TAX REVENUE LOC)                                               5.50          07/01/2016         220,628
     335,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY                                    10.25          07/01/2009         368,192
      25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER AUTHORITY
               REVENUE LOC)                                                               6.25          07/01/2012          27,905
     100,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, FGIC INSURED)                     5.50          07/01/2013         108,447
   1,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE, FIRST SECURITY BANK LOC)            6.50          07/01/2013       1,142,200
   1,500,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY
               (WATER & SEWER REVENUE, MBIA INSURED)                                      6.25          07/01/2013       1,691,670
     600,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK
               SENIOR NOTES SERIES B (OTHER REVENUE)                                      5.00          12/01/2014         617,502
   1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
               SERIES E FSA INSURED (TOLL ROAD REVENUE LOC)                               5.50          07/01/2016       1,103,140
   1,000,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS SERIES A                      5.25          07/01/2019       1,061,670
     700,000   PUERTO RICO COMMONWEALTH SERIES A (TAX REVENUE, XL CAPITAL ASSURANCE
               COMPANY INSURED)                                                           5.50          07/01/2017         766,269
     355,000   PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION SERIES O^        4.74          07/01/2017         213,160
     770,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC REVENUE LOC)      5.25          07/01/2029         798,752
     405,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                             5.25          07/01/2022         428,304
     100,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE LOC)      5.00          07/01/2011         104,309
     105,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC REVENUE, MBIA
               INSURED)                                                                   6.13          07/01/2009         111,468
     600,000   PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)              5.00          12/01/2017         619,182
     200,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
               (FUEL SALES TAX REVENUE LOC)                                               5.50          07/01/2013         216,894
   1,900,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J
               (HOUSING REVENUE, FHA INSURED)+/-SS.                                       4.03          06/01/2021       1,900,000
      50,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
               FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED PROJECT+/-SS.          6.25          11/15/2013          51,774
     405,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA
               G. MENDEZ UNIVERSITY SYSTEM PROJECT                                        5.00          12/01/2009         410,569
     430,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA
               G. MENDEZ UNIVERSITY SYSTEM PROJECT                                        5.00          12/01/2010         436,656
      25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
               DR. PILA HOSPITAL PROJECT A                                                6.50          11/15/2020          27,441
      65,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
               DR. PILA HOSPITAL PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)            5.88          08/01/2012          65,647

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
PUERTO RICO (CONTINUED)
$    215,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
               DR. PILA HOSPITAL PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)            5.50%         07/01/2017    $    221,517
     675,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-SS.              4.62          10/01/2040         675,000
     270,000   PUERTO RICO MEDICAL SERVICES ADMINISTRATION                                4.15          12/01/2006         269,268
     275,000   PUERTO RICO MEDICAL SERVICES ADMINISTRATION                                4.25          06/01/2007         273,336
     500,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE LOC)          5.25          08/01/2021         528,470
     300,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A
               (PROPERTY TAX REVENUE LOC)                                                 5.75          08/01/2013         319,065
     105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B
               (PROPERTY TAX REVENUE, CIFG INSURED)                                       5.25          07/01/2017         112,766
   1,000,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES C
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                            5.25          08/01/2017       1,078,820
   2,000,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES D
               (LEASE REVENUE)                                                            5.13          07/01/2019       2,109,200
      40,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES D (LEASE REVENUE)            5.13          07/01/2024          40,360
     500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                            5.50          07/01/2021         549,520
      25,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE REVENUE LOC)        5.60          07/01/2008          25,656

                                                                                                                        19,326,980
                                                                                                                      ------------
VIRGIN ISLANDS - 2.98%
     500,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^+++                4.82          05/15/2011         465,135
      45,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
               (COLLEGE & UNIVERSITY REVENUE LOC)                                         5.30          12/01/2008          46,261
     150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
               (COLLEGE & UNIVERSITY REVENUE LOC)                                         5.85          12/01/2014         158,252
     180,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                                    5.20          10/01/2009         185,242
     200,000   VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES LOAN NOTE SERIES A
               (TAX REVENUE LOC)                                                          6.13          10/01/2029         214,894
     500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                  5.50          10/01/2014         517,040
      10,000   VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                                7.30          10/01/2018          12,220
     250,000   VIRGIN ISLANDS SENIOR LIEN NOTES SERIES A                                  5.00          10/01/2014         255,750

                                                                                                                         1,854,794
                                                                                                                      ------------
WISCONSIN - 62.98%
      20,000   ASHWAUBENON WI CDA ARENA PROJECT                                           4.80          06/01/2016          20,610
     100,000   ASHWAUBENON WI CDA ARENA PROJECT                                           5.05          06/01/2019         104,184
     815,000   ASHWAUBENON WI CDA ARENA PROJECT                                           5.10          06/01/2020         850,371
     185,000   ASHWAUBENON WI CDA ARENA PROJECT PREREFUNDED SERIES A SS.                  5.80          06/01/2009         194,661
      65,000   BARABOO WI CDA                                                             4.50          03/01/2008          65,524
      95,000   BARABOO WI CDA                                                             4.70          03/01/2010          96,844
      80,000   BARABOO WI CDA                                                             4.80          03/01/2011          82,138
     800,000   BELOIT WI CDA SERIES A                                                     5.50          03/01/2020         832,280
      80,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT PREREFUNDED SERIES B SS.                              5.25          04/01/2011          80,753
      50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B                                              4.20          04/01/2012          49,896
     100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B                                              4.50          04/01/2014         100,461
     105,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT PREREFUNDED SERIES BSS.                               5.40          04/01/2017         106,228
      50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
               INCORPORATED PROJECT SERIES B                                              5.13          04/01/2021          50,935
     175,000   CUDAHY WI CDA                                                              4.70          06/01/2009         178,871

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$     35,000   Cudahy WI CDA                                                              5.00%         06/01/2014    $     35,867
   1,540,000   CUDATY WI CDA                                                              4.55          06/01/2019       1,540,123
      30,000   GERMANTOWN WISCONSIN IDR QUARTERS-BANNER WELDER INCORPORATED
               PROJECT+/-SS.                                                              5.13          02/01/2011          30,003
     500,000   GLENDALE WI CDA COMMUNITY DEVELOPMENT BAYSHORE PUBLIC PARKING A            4.75          10/01/2020         501,660
      45,000   GLENDALE WI CDA COMMUNITY DEVELOPMENT TAX INCREMENT 6                      5.00          10/01/2019          45,849
     100,000   GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                            4.90          07/01/2010         101,716
      60,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 4.15          02/01/2008          60,343
       5,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 4.35          02/01/2010           5,086
      10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 4.45          02/01/2011          10,245
     175,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)#                4.75          02/01/2014         180,126
     140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
               LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 5.00          02/01/2019         144,220
      20,000   GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED SERIES A
               (HOUSING REVENUE LOC)                                                      6.15          12/01/2030          20,848
   1,445,000   GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY VILLAGE
               HOUSING INCORPORATED                                                       5.00          04/01/2016       1,509,996
      20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                         5.00          02/15/2013          20,405
      10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                         5.50          02/15/2021          10,335
   1,500,000   GREEN BAY WI RDA CONVENTION CENTER PROJECT PREREFUNDED SERIES ASS.         5.25          06/01/2024       1,555,860
     100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                          5.15          04/01/2013         103,243
     500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT+/-SS.             4.75          09/01/2033         485,395
     245,000   JOHNSON CREEK WI CDA                                                       4.65          12/01/2012         251,706
      10,000   JOHNSON CREEK WI CDA                                                       5.00          12/01/2016          10,324
     200,000   KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A
               (HOUSING REVENUE LOC)                                                      6.00          11/20/2041         205,860
     280,000   LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND PARK
               (HOUSING REVENUE LOC)                                                      5.40          02/20/2043         284,172
      40,000   MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES                   5.90          12/01/2008          40,042
   1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                    5.10          07/01/2022       1,035,740
   1,000,000   MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE,
               AMBAC INSURED)                                                             5.13          08/01/2021       1,032,130
     100,000   MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                5.10          12/01/2023         100,361
   2,000,000   MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS                                  5.13          08/01/2022       2,063,040
   1,000,000   MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A                4.60          08/01/2022         989,430
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.05          07/01/2019         478,878
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.15          07/01/2020         480,641
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.20          07/01/2021         481,153
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.30          07/01/2022         484,316
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.35          07/01/2023         484,965
     300,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A     5.75          08/01/2035         298,305
     100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE LOC)                                         4.20          10/01/2010         100,918
      95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT                                        4.20          08/01/2011          95,676
     800,000   MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT+/-SS.             3.93          09/01/2040         800,000
      40,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT          5.00          12/01/2018          40,169
     100,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT
               (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                                 4.20          12/01/2007         100,236

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$    125,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT
               (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                                 4.30%         12/01/2008    $    125,330
      25,000   MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                           4.70          06/01/2009          25,042
   1,000,000   NEENAH WI CDA SERIES A                                                     5.13          12/01/2023       1,036,410
      65,000   NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
               APPLE GLEN SERIES A^                                                       3.89          11/01/2006          64,164
      45,000   OAKFIELD WI CDA                                                            4.20          12/01/2006          45,052
      50,000   OAKFIELD WI CDA                                                            4.40          12/01/2008          50,367
     350,000   OAKFIELD WI CDA                                                            5.40          12/01/2021         362,467
     100,000   OCONTO FALLS WI CDA                                                        4.15          06/01/2007         100,257
     150,000   OCONTO FALLS WI CDA                                                        4.15          06/01/2008         150,711
     150,000   OCONTO FALLS WI CDA                                                        4.05          06/01/2009         150,570
     135,000   OCONTO FALLS WI CDA                                                        4.60          06/01/2014         137,140
     175,000   OCONTO FALLS WI CDA                                                        4.65          06/01/2015         177,676
     200,000   OCONTO FALLS WI CDA                                                        4.90          06/01/2018         203,924
     210,000   ONALASKA WI CDA                                                            5.30          06/01/2015         213,137
     200,000   OSCEOLA WI RDA                                                             4.65          12/01/2010         202,808
     325,000   OSCEOLA WI RDA                                                             4.75          12/01/2011         331,552
     350,000   OSCEOLA WI RDA                                                             5.15          12/01/2015         360,412
     430,000   OSCEOLA WI RDA                                                             5.38          12/01/2020         443,936
      50,000   OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
               (HOUSING REVENUE LOC)                                                      5.90          06/01/2024          50,681
      25,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE,
               US GOVERNMENT GUARANTEED)                                                  5.75          05/01/2009          26,065
      10,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
               (SALES TAX REVENUE LOC)+/-SS.                                              5.65          03/13/2007          10,226
      15,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
               LIEN SERIES B (SALES TAX REVENUE LOC)                                      5.00          12/15/2006          15,086
     250,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
               LIEN SERIES B (SALES TAX REVENUE LOC)                                      5.50          12/15/2009         262,820
   1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
               LIEN SERIES B (SALES TAX REVENUE LOC)                                      5.50          12/15/2015       1,665,479
      85,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                    5.50          12/15/2015          93,002
     280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                    5.50          12/15/2018         308,442
     195,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                    5.50          12/15/2021         216,087
     100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, MBIA INSURED)                                          5.00          12/15/2017         104,333
   1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, MBIA INSURED)                                          5.50          12/15/2017       1,941,571
      35,000   ST. CROIX FALLS WI CDA                                                     3.65          12/01/2007          34,745
      20,000   ST. CROIX FALLS WI CDA                                                     4.00          12/01/2007          20,032
     135,000   ST. CROIX FALLS WI CDA                                                     4.13          12/01/2008         135,691
     120,000   ST. CROIX FALLS WI CDA                                                     4.40          12/01/2011         122,614
      80,000   ST. CROIX FALLS WI CDA                                                     4.50          12/01/2011          80,464
     160,000   ST. CROIX FALLS WI CDA                                                     4.50          12/01/2012         164,030
      90,000   ST. CROIX FALLS WI CDA                                                     4.85          12/01/2014          91,696
      50,000   STURTEVANT WI CDA                                                          3.55          12/01/2009          49,180
      75,000   STURTEVANT WI CDA                                                          4.60          12/01/2010          75,772
     110,000   STURTEVANT WI CDA                                                          4.80          12/01/2012         111,479
     300,000   STURTEVANT WI CDA                                                          4.40          12/01/2015         302,178
      25,000   SUN PRAIRIE WI CDA SERIES B                                                5.00          02/01/2012          25,867
      95,000   SUN PRAIRIE WI CDA SERIES B                                                5.10          02/01/2013          98,417
     105,000   SUN PRAIRIE WI CDA SERIES B                                                5.20          02/01/2014         108,982

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2006
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$    750,000   VERONA WI CDA                                                              5.38%         12/01/2022    $    777,742
      50,000   WATERFORD WI CDA PREREFUNDED SS.                                           5.35          10/01/2014          52,373
      95,000   WATERFORD WI CDA PREREFUNDED SS.                                           5.80          10/01/2023         101,153
     240,000   WATERTOWN WI CDA SERIES A                                                  5.00          05/01/2018         243,084
      50,000   WATERTOWN WI CDA SERIES B                                                  4.25          05/01/2008          50,250
     500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECT+/-SS.        4.80          03/01/2034         500,055
     590,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/-SS.           5.00          12/01/2027         590,791
     410,000   WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                        5.00          06/20/2021         419,610
      10,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT                  7.25          06/01/2020          10,612
     100,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT                  7.50          06/01/2035         105,502
     100,000   WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION
               HOUSING HAWTHORNE SERIES A^                                                3.89          11/01/2006          98,714
     105,000   WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION
               HOUSING HAWTHORNE SERIES A^                                                4.02          05/01/2007         101,585
     100,000   WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION
               HOUSING HAWTHORNE SERIES A^                                                4.05          11/01/2007          94,833
      45,000   WAUWATOSA WI RDA (LEASE REVENUE LOC)                                       5.65          12/01/2016          46,103
      85,000   WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-SS.                         4.00          11/01/2009          84,472
      65,000   WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-SS.                         4.30          11/01/2010          64,948
     220,000   WESTON WI CDA                                                              4.25          10/01/2013         222,702
     720,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                               5.25          10/01/2020         756,835
   3,250,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS
               (TAX REVENUE LOC)^                                                         5.14          12/15/2030         952,835
     220,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR DEDICATED
               SERIES A (TAX REVENUE LOC)^                                                4.92          12/15/2021         104,724
      25,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25          12/15/2013          26,669
     210,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25          12/15/2015         225,214
     465,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25          12/15/2016         501,112
     240,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25          12/15/2018         259,639
     105,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25          12/15/2019         113,656
     165,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
               (OTHER REVENUE, FIRST SECURITY BANK LOC)                                   5.25          12/15/2027         177,471
      40,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED PREREFUNDED SERIES BSS.         5.70          12/15/2006          40,736
      65,000   WISCONSIN DELLS CDA SERIES A                                               4.65          09/01/2014          66,032
      70,000   WISCONSIN DELLS CDA SERIES A                                               4.80          09/01/2015          71,366
      75,000   WISCONSIN DELLS CDA SERIES A                                               4.90          09/01/2016          76,618
      80,000   WISCONSIN DELLS CDA SERIES A                                               5.00          09/01/2017          81,774
     160,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC)SS.                 6.10          12/01/2017         173,878
   1,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
               (HOUSING REVENUE, AMBAC INSURED)                                           4.70          11/01/2025         991,160
   1,750,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
               (HOUSING REVENUE, AMBAC INSURED)                                           4.90          11/01/2035       1,738,572

                                                                                                                        39,251,852
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $60,632,401)                                                                      $ 60,675,541
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE      VALUE
SHORT TERM INVESTMENTS - 1.45%

COMMERCIAL PAPER - 1.45%
$    900,000 Government Development Bank Puerto Rico (Other Revenue)                      3.75%         08/01/2006    $    900,000

Total Short-Term Investments (Cost $900,000)                                                                               900,000
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,532,401)*                                                       98.81%                                      $ 61,575,541
                                                                         ------                                       ------------

OTHER ASSETS AND LIABILITIES, NET                                          1.19                                            744,221
                                                                         ------                                       ------------
TOTAL NET ASSETS                                                         100.00%                                      $ 62,319,762
                                                                         ======                                       ============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $61,540,074 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                       $ 623,841
       GROSS UNREALIZED DEPRECIATION                        (588,374)
                                                           ---------
       NET UNREALIZED APPRECIATION (DEPRECIATION)          $  35,467

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                             STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                                                              INTERMEDIATE TAX-FREE
                                                                                                                               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:

   IN SECURITIES, AT MARKET VALUE .........................................................................   $          90,232,287
   INVESTMENTS IN AFFILIATES ..............................................................................               1,525,884
                                                                                                              ---------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........................................................              91,758,171
                                                                                                              ---------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .......................................................                  24,922
   RECEIVABLE FOR FUND SHARES ISSUED ......................................................................                 118,230
   RECEIVABLE FOR INVESTMENTS SOLD ........................................................................                 119,875
   RECEIVABLES FOR DIVIDENDS AND INTEREST .................................................................               1,185,248
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............................................                       0
                                                                                                              ---------------------
TOTAL ASSETS ..............................................................................................              93,206,446
                                                                                                              ---------------------

LIABILITIES

   PAYABLE TO CUSTODIAN FOR OVERDRAFTS (NOTE 3) ...........................................................                       0
   PAYABLE FOR FUND SHARES REDEEMED .......................................................................                 190,360
   PAYABLE FOR INVESTMENTS PURCHASED ......................................................................               2,283,165
   DIVIDENDS PAYABLE ......................................................................................                  33,681
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..................................................                  11,728
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ................................................                  22,646
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ...........................................................                       0
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................................................                  41,931
                                                                                                              ---------------------
TOTAL LIABILITIES .........................................................................................               2,583,511
                                                                                                              ---------------------
TOTAL NET ASSETS ..........................................................................................   $          90,622,935
                                                                                                              =====================
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL ........................................................................................   $          91,419,035
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................................................                  (1,037)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................                 (68,455)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..............................................                (715,178)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..................................................                 (11,430)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ................                       0
                                                                                                              ---------------------
TOTAL NET ASSETS ..........................................................................................   $          90,622,935
                                                                                                              ---------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------

   NET ASSETS - CLASS A ...................................................................................                     N/A
   SHARES OUTSTANDING - CLASS A ...........................................................................                     N/A
   NET ASSET VALUE PER SHARE - CLASS A ....................................................................                     N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..........................................................                     N/A
   NET ASSETS - CLASS B ...................................................................................                     N/A
   SHARES OUTSTANDING - CLASS B ...........................................................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .................................................                     N/A
   NET ASSETS - CLASS C ...................................................................................                     N/A
   SHARES OUTSTANDING - CLASS C ...........................................................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .................................................                     N/A
   NET ASSETS - ADMINISTRATOR CLASS .......................................................................                     N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............................................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .....................................                     N/A
   NET ASSETS - ADVISOR CLASS .............................................................................                     N/A
   SHARES OUTSTANDING - ADVISOR CLASS .....................................................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ...........................................                     N/A
   NET ASSETS - INSTITUTIONAL CLASS .......................................................................                     N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............................................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .....................................                     N/A
   NET ASSETS - INVESTOR CLASS ............................................................................   $          90,622,935
   SHARES OUTSTANDING - INVESTOR CLASS ....................................................................               8,593,904
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ..........................................   $               10.55
                                                                                                              ---------------------
INVESTMENTS AT COST .......................................................................................   $          92,473,349
                                                                                                              =====================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                   MUNICIPAL   SHORT-TERM MUNICIPAL
                                                                                                   BOND FUND              BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................................        $  358,037,087   $        633,405,015
   INVESTMENTS IN AFFILIATES .........................................................             2,407,133                544,730
                                                                                              --------------   --------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................................           360,444,220            633,949,745
                                                                                              --------------   --------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................................                89,844                 32,813
   RECEIVABLE FOR FUND SHARES ISSUED .................................................               576,045              5,393,053
   RECEIVABLE FOR INVESTMENTS SOLD ...................................................             2,946,295                749,750
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................................             4,493,771              7,460,459
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........................                     0                      0
                                                                                              --------------   --------------------
TOTAL ASSETS .........................................................................           368,550,175            647,585,820
                                                                                              --------------   --------------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS (NOTE 3) ......................................                     0                      0
   PAYABLE FOR FUND SHARES REDEEMED ..................................................               357,751              1,256,059
   PAYABLE FOR INVESTMENTS PURCHASED .................................................             2,029,963              3,039,656
   DIVIDENDS PAYABLE .................................................................               306,973                358,066
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............................               106,992                281,920
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...........................                92,285                147,355
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ......................................                     0                  5,441
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................................                54,511                 89,377
                                                                                              --------------   --------------------
TOTAL LIABILITIES ....................................................................             2,948,475              5,177,874
                                                                                              --------------   --------------------
TOTAL NET ASSETS .....................................................................        $  365,601,700   $        642,407,946
                                                                                              ==============   ====================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------      ---------------------------------------

   PAID-IN CAPITAL ...................................................................        $  369,739,637   $        660,037,539
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................................                (8,507)               (10,825)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................           (10,340,254)           (13,356,301)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................             6,203,537             (4,184,579)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .............................                 7,287                (72,447)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND
   SHORT SALES                                                                                             0                 (5,441)
                                                                                              --------------   --------------------
TOTAL NET ASSETS .....................................................................        $  365,601,700   $        642,407,946
                                                                                              --------------   --------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------      ---------------------------------------

   NET ASSETS - CLASS A ..............................................................        $  134,850,495                    N/A
   SHARES OUTSTANDING - CLASS A ......................................................            14,325,569                    N/A
   NET ASSET VALUE PER SHARE - CLASS A ...............................................        $         9.41                    N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .....................................        $         9.85(2)                 N/A
   NET ASSETS - CLASS B ..............................................................        $   12,365,526                    N/A
   SHARES OUTSTANDING - CLASS B ......................................................             1,313,527                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ............................        $         9.41                    N/A
   NET ASSETS - CLASS C ..............................................................        $    1,952,679   $          4,964,551
   SHARES OUTSTANDING - CLASS C ......................................................               207,504                510,456
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ............................        $         9.41   $               9.73
   NET ASSETS - ADMINISTRATOR CLASS ..................................................        $   16,135,777                    N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..........................................             1,714,699                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ................        $         9.41                    N/A
   NET ASSETS - ADVISOR CLASS ........................................................                   N/A                    N/A
   SHARES OUTSTANDING - ADVISOR CLASS ................................................                   N/A                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ......................                   N/A                    N/A
   NET ASSETS - INSTITUTIONAL CLASS ..................................................                   N/A                    N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................................                   N/A                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ................                   N/A                    N/A
   NET ASSETS - INVESTOR CLASS .......................................................        $  200,297,223   $        637,443,395
   SHARES OUTSTANDING - INVESTOR CLASS ...............................................            21,284,776             65,477,610
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .....................        $         9.41   $               9.74
                                                                                              --------------   --------------------
INVESTMENTS AT COST ..................................................................        $  354,240,683   $        638,134,324
                                                                                              ==============   ====================

                                                                                              ULTRA SHORT-TERM   WISCONSIN TAX-FREE
                                                                                         MUNICIPAL INCOME FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................................   $         515,008,758   $       61,575,541
   INVESTMENTS IN AFFILIATES .........................................................               9,773,070                    0
                                                                                         ---------------------   ------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................................             524,781,828           61,575,541
                                                                                         ---------------------   ------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................................                  36,328               15,625
   RECEIVABLE FOR FUND SHARES ISSUED .................................................               1,389,850              135,081
   RECEIVABLE FOR INVESTMENTS SOLD ...................................................                 630,486                    0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................................               5,812,496              776,315
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........................                       0               13,834
                                                                                         ---------------------   ------------------
TOTAL ASSETS .........................................................................             532,650,988           62,516,396
                                                                                         ---------------------   ------------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS (NOTE 3) ......................................                       0               62,426
   PAYABLE FOR FUND SHARES REDEEMED ..................................................               1,321,583               20,783
   PAYABLE FOR INVESTMENTS PURCHASED .................................................               6,399,871               16,376
   DIVIDENDS PAYABLE .................................................................                 160,685               28,283
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............................                 141,446                    0
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...........................                  98,429               18,302
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ......................................                  12,696                    0
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................................                 111,908               50,464
                                                                                         ---------------------   ------------------
TOTAL LIABILITIES ....................................................................               8,246,618              196,634
                                                                                         ---------------------   ------------------
TOTAL NET ASSETS .....................................................................   $         524,404,370   $       62,319,762
                                                                                         =====================   ==================
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL ...................................................................   $         605,424,769   $       62,070,681
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................................                  32,241               (1,692)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................             (78,710,485)             212,982
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................              (2,300,048)              43,140
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .............................                 (29,411)              (5,349)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
   AND SHORT SALES ...................................................................                 (12,696)                   0
                                                                                         ---------------------   ------------------
TOTAL NET ASSETS .....................................................................   $         524,404,370   $       62,319,762
                                                                                         ---------------------   ------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------

   NET ASSETS - CLASS A ..............................................................                     N/A                  N/A
   SHARES OUTSTANDING - CLASS A ......................................................                     N/A                  N/A
   NET ASSET VALUE PER SHARE - CLASS A ...............................................                     N/A                  N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .....................................                     N/A                  N/A
   NET ASSETS - CLASS B ..............................................................                     N/A                  N/A
   SHARES OUTSTANDING - CLASS B ......................................................                     N/A                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ............................                     N/A                  N/A
   NET ASSETS - CLASS C ..............................................................                     N/A   $        3,345,825
   SHARES OUTSTANDING - CLASS C ......................................................                     N/A              322,325
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ............................                     N/A   $            10.38
   NET ASSETS - ADMINISTRATOR CLASS ..................................................                     N/A                  N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..........................................                     N/A                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ................                     N/A                  N/A
   NET ASSETS - ADVISOR CLASS ........................................................   $          13,317,019                  N/A
   SHARES OUTSTANDING - ADVISOR CLASS ................................................               2,796,726                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ......................   $                4.76                  N/A
   NET ASSETS - INSTITUTIONAL CLASS ..................................................   $          91,622,182                  N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................................              19,249,547                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ................   $                4.76                  N/A
   NET ASSETS - INVESTOR CLASS .......................................................   $         419,465,169   $       58,973,937
   SHARES OUTSTANDING - INVESTOR CLASS ...............................................              88,099,617            5,681,236
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .....................   $                4.76   $            10.38
                                                                                         ---------------------   ------------------
   INVESTMENTS AT COST ...............................................................   $         527,081,876   $       61,532,401
                                                                                         =====================   ==================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                                                              INTERMEDIATE TAX-FREE
                                                                                                                               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................................................          $           0
   INTEREST ................................................................................................              3,406,260
   INCOME FROM AFFILIATED SECURITIES .......................................................................                 87,474
                                                                                                                      -------------
TOTAL INVESTMENT INCOME ....................................................................................              3,493,734
                                                                                                                      -------------
EXPENSES
   ADVISORY FEES ...........................................................................................                328,339
   ADMINISTRATION FEES
      FUND LEVEL ...........................................................................................                410,425
      CLASS A ..............................................................................................                    N/A
      CLASS B ..............................................................................................                    N/A
      CLASS C ..............................................................................................                    N/A
      ADMINISTRATOR CLASS ..................................................................................                    N/A
      ADVISOR CLASS ........................................................................................                    N/A
      INSTITUTIONAL CLASS ..................................................................................                    N/A
      INVESTOR CLASS .......................................................................................                    N/A
   CUSTODY FEES ............................................................................................                 16,417
   SHAREHOLDER SERVICING FEES ..............................................................................                205,213
   ACCOUNTING FEES .........................................................................................                 25,052
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ..............................................................................................                    N/A
      CLASS C ..............................................................................................                    N/A
   PROFESSIONAL FEES .......................................................................................                 26,294
   REGISTRATION FEES .......................................................................................                 37,837
   SHAREHOLDER REPORTS .....................................................................................                 14,092
   TRUSTEES' FEES ..........................................................................................                  7,792
   OTHER FEES AND EXPENSES .................................................................................                  7,188
                                                                                                                      -------------
TOTAL EXPENSES .............................................................................................              1,078,649
                                                                                                                      -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................................................               (462,934)
   NET EXPENSES ............................................................................................                615,715
                                                                                                                      -------------
NET INVESTMENT INCOME (LOSS) ...............................................................................              2,878,019
                                                                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES ..............................................................................................               (118,864)
   FUTURES TRANSACTIONS ....................................................................................                176,042
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....................................................                      0
                                                                                                                      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................................................                 57,178
                                                                                                                      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES ..............................................................................................             (1,971,903)
   FUTURES TRANSACTIONS ....................................................................................                  5,062
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....................................................                      0
                                                                                                                      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................................             (1,966,841)
                                                                                                                      =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................................................             (1,909,663)
                                                                                                                      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................................                968,356
                                                                                                                      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2006

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                         MUNICIPAL  SHORT-TERM MUNICIPAL       ULTRA SHORT-TERM  WISCONSIN TAX-FREE
                                                         BOND FUND             BOND FUND  MUNICIPAL INCOME FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .......................................  $      2,396  $              2,725  $                   0  $                0
   INTEREST ........................................    18,739,592            26,739,786             23,717,230           2,643,502
   INCOME FROM AFFILIATED SECURITIES ...............       392,719               364,966                329,950                 127
                                                      ------------  --------------------  ---------------------  ------------------
TOTAL INVESTMENT INCOME ............................    19,134,707            27,107,477             24,047,180           2,643,629
                                                      ------------  --------------------  ---------------------  ------------------
EXPENSES
   ADVISORY FEES ...................................     1,522,817             2,596,559              2,511,518             243,134
   ADMINISTRATION FEES
      FUND LEVEL ...................................       190,352               335,027                322,878              30,392
      CLASS A ......................................       386,557                   N/A                    N/A                 N/A
      CLASS B ......................................        51,403                   N/A                    N/A                 N/A
      CLASS C ......................................         5,629                14,311                    N/A               8,553
      ADMINISTRATOR CLASS ..........................        17,029                   N/A                    N/A                 N/A
      ADVISOR CLASS ................................           N/A                   N/A                 44,879                 N/A
      INSTITUTIONAL CLASS ..........................           N/A                   N/A                115,859                 N/A
      INVESTOR CLASS ...............................       923,626             2,655,328              2,182,072             259,780
   CUSTODY FEES ....................................        76,141               134,011                129,151              12,157
   SHAREHOLDER SERVICING FEES ......................       951,760             1,675,135              1,252,333             151,959
   ACCOUNTING FEES .................................        65,265                68,229                 76,571              29,875
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ......................................       137,686                   N/A                    N/A                 N/A
      CLASS C ......................................        15,077                46,665                    N/A              22,909
   PROFESSIONAL FEES ...............................        79,592                34,666                181,502              26,918
   REGISTRATION FEES ...............................        77,463                75,929                 38,289              49,880
   SHAREHOLDER REPORTS .............................        41,128                36,368                 16,106              21,080
   TRUSTEES' FEES ..................................         7,792                 7,792                  7,792               7,792
   OTHER FEES AND EXPENSES .........................        13,412                29,184                 32,997               7,105
                                                      ------------  --------------------  ---------------------  ------------------
TOTAL EXPENSES .....................................     4,562,729             7,709,204              6,911,947             871,534
                                                      ------------  --------------------  ---------------------  ------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....    (1,336,483)           (3,220,687)            (2,756,510)           (392,968)
   NET EXPENSES ....................................     3,226,246             4,488,518              4,155,437             478,566
                                                      ------------  --------------------  ---------------------  ------------------
NET INVESTMENT INCOME (LOSS) .......................    15,908,461            22,618,960             19,891,743           2,165,063
                                                      ------------  --------------------  ---------------------  ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES ......................................     8,417,498            (1,156,219)            (2,678,790)            181,160
   FUTURES TRANSACTIONS ............................       687,267               938,570                268,857             174,700
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
      TRANSACTIONS .................................             0               (14,680)               (34,252)                  0
                                                      ------------  --------------------  ---------------------  ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........     9,104,765              (232,329)            (2,444,185)            355,860
                                                      ------------  --------------------  ---------------------  ------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF:
   SECURITIES ......................................   (16,945,616)           (6,456,347)               904,715          (2,039,817)
   FUTURES TRANSACTIONS ............................       252,024               (29,018)               (31,540)             (8,701)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
      TRANSACTIONS .................................             0                 9,412                 21,962                   0
                                                      ------------  --------------------  ---------------------  ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS ..................................   (16,693,592)           (6,475,953)               895,137          (2,048,518)
                                                      ============  ====================  =====================  ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .....................................    (7,588,827)           (6,708,282)            (1,549,048)         (1,692,658)
                                                      ------------  --------------------  ---------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ......................................      8,319,634            15,910,678             18,342,695             472,405
                                                      ------------  --------------------  ---------------------  ------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              INTERMEDIATE TAX-FREE FUND
                                                                                   ------------------------------------------------
                                                                                         FOR THE         FOR THE            FOR THE
                                                                                      YEAR ENDED    PERIOD ENDED         YEAR ENDED
                                                                                   JUNE 30, 2006   JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................................  $  71,869,518   $  41,936,160   $     50,889,570

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................................      2,878,019       1,313,687          1,460,085
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................................         57,178           1,696            980,438
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........     (1,966,841)        304,814             27,973
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................        968,356       1,620,197          2,468,496
                                                                                   -------------   -------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...................................................................            N/A             N/A                N/A
      CLASS B ...................................................................            N/A             N/A                N/A
      CLASS C ...................................................................            N/A             N/A                N/A
      ADMINISTRATOR CLASS .......................................................            N/A             N/A                N/A
      ADVISOR CLASS .............................................................            N/A             N/A                N/A
      INSTITUTIONAL CLASS .......................................................            N/A             N/A                N/A
      INVESTOR CLASS ............................................................     (2,878,010)     (1,313,687)        (1,460,085)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...................................................................            N/A             N/A                N/A
      INVESTOR CLASS ............................................................       (124,133)       (989,146)          (189,998)
                                                                                   -------------   -------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................................     (3,002,143)     (2,302,833)        (1,650,083)
                                                                                   -------------   -------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .................................            N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .............................            N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ...................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ....................................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .................................            N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .............................            N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ............................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ....................................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .................................            N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .............................            N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ...................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ....................................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .....................            N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .................            N/A             N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ........................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...................................     52,955,250      45,150,430         20,110,367
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...............................      2,636,899       2,064,384          1,288,342
   COST OF SHARES REDEEMED - INVESTOR CLASS .....................................    (34,804,945)    (16,598,820)       (31,170,532)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INVESTOR CLASS .............................................................     20,787,204      30,615,994         (9,771,823)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................     20,787,204      30,615,994         (9,771,823)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................     18,753,417      29,933,358         (8,953,410)
                                                                                   =============   =============   ================
ENDING NET ASSETS ...............................................................  $  90,622,935   $  71,869,518   $     41,936,160
                                                                                   =============   =============   ================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                  MUNICIPAL BOND FUND
                                                                                   ------------------------------------------------
                                                                                                         FOR THE
                                                                                         FOR THE    PERIOD ENDED            FOR THE
                                                                                      YEAR ENDED        JUNE 30,         YEAR ENDED
                                                                                   JUNE 30, 2006         2005(1)   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................................  $ 385,942,540   $ 185,717,499   $    209,152,456

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................................     15,908,461       7,321,505          8,886,421
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................................      9,104,765         225,875          6,653,844
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........    (16,693,592)      5,788,237          4,818,132
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................      8,319,634      13,335,617         20,358,397
                                                                                   -------------   -------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...................................................................     (5,767,655)     (1,414,872)               N/A
      CLASS B ...................................................................       (626,312)       (192,035)               N/A
      CLASS C ...................................................................        (68,952)        (16,377)               N/A
      ADMINISTRATOR CLASS .......................................................       (773,873)       (194,302)               N/A
      ADVISOR CLASS .............................................................            N/A             N/A                N/A
      INSTITUTIONAL CLASS .......................................................            N/A             N/A                N/A
      INVESTOR CLASS ............................................................     (8,671,659)     (5,510,253)        (8,646,383)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...................................................................            N/A             N/A                N/A
      INVESTOR CLASS ............................................................              0               0                  0
                                                                                   -------------   -------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................................    (15,908,451)     (7,327,839)        (8,646,383)
                                                                                   -------------   -------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .................................     10,153,761     143,520,248                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .............................      4,351,121       1,067,039                N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ...................................    (18,747,789)     (5,253,812)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ....................................................................     (4,242,907)    139,333,475                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .................................        310,562      24,029,831                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .............................        481,950         147,689                N/A
   COST OF SHARES REDEEMED - CLASS B ............................................    (10,775,911)     (1,913,580)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ....................................................................     (9,983,399)     22,263,940                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .................................        121,141       1,998,718                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .............................         32,982           7,171                N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ...................................       (127,994)        (75,058)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ....................................................................         26,129       1,930,831                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .....................        291,274      18,102,663                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .................        602,890         153,083                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................     (2,239,664)       (755,399)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ........................................................     (1,345,500)     17,500,347                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...................................     44,783,532      38,100,349         33,068,570
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...............................      6,841,872       4,914,422          6,941,940
   COST OF SHARES REDEEMED - INVESTOR CLASS .....................................    (48,831,750)    (29,826,101)       (75,157,481)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INVESTOR CLASS .............................................................      2,793,654      13,188,670        (35,146,971)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................    (12,752,023)    194,217,263        (35,146,971)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................    (20,340,840)    200,225,041        (23,434,957)
                                                                                   =============   =============   ================
ENDING NET ASSETS ...............................................................  $ 365,601,700   $ 385,942,540   $    185,717,499
                                                                                   =============   =============   ================

                                                                                            SHORT-TERM MUNICIPAL BOND FUND
                                                                                   ------------------------------------------------
                                                                                         FOR THE         FOR THE            FOR THE
                                                                                      YEAR ENDED    PERIOD ENDED         YEAR ENDED
                                                                                   JUNE 30, 2006   JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................................  $ 665,631,344   $ 491,431,831   $    647,193,229

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................................     22,618,960      11,453,376         15,948,281
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................................       (232,329)     (1,812,299)         4,341,410
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........     (6,475,953)      1,849,826         (4,000,667)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................     15,910,678      11,490,903         16,289,024
                                                                                   -------------   -------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...................................................................            N/A             N/A                N/A
      CLASS B ...................................................................            N/A             N/A                N/A
      CLASS C ...................................................................       (152,401)       (103,386)           (86,856)
      ADMINISTRATOR CLASS .......................................................            N/A             N/A                N/A
      ADVISOR CLASS .............................................................            N/A             N/A                N/A
      INSTITUTIONAL CLASS .......................................................            N/A             N/A                N/A
      INVESTOR CLASS ............................................................    (22,451,873)    (11,358,036)       (15,820,021)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...................................................................            N/A          (3,105)                 0
      INVESTOR CLASS ............................................................              0        (203,063)                 0
                                                                                   -------------   -------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................................    (22,604,274)    (11,667,590)       (15,906,877)
                                                                                   -------------   -------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .................................            N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .............................            N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ...................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ....................................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .................................            N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .............................            N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ............................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ....................................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .................................      2,139,959       1,745,736          4,888,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .............................         32,174          13,264             14,624
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ...................................     (5,373,488)       (503,786)          (811,705)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ....................................................................     (3,201,355)      1,255,214          4,091,385
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .....................            N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .................            N/A             N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ........................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...................................    294,133,822     326,137,861        180,544,333
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...............................     17,462,410       9,968,691         12,329,519
   COST OF SHARES REDEEMED - INVESTOR CLASS .....................................   (324,924,679)   (162,985,566)      (353,108,782)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INVESTOR CLASS .............................................................    (13,328,447)    173,120,986       (160,234,930)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................    (16,529,802)    174,376,200       (156,143,545)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................    (23,223,398)    174,199,513       (155,761,398)
                                                                                   =============   =============   ================
ENDING NET ASSETS ...............................................................  $ 642,407,946   $ 665,631,344   $    491,431,831
                                                                                   =============   =============   ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              INTERMEDIATE TAX-FREE FUND
                                                                                   ------------------------------------------------
                                                                                         FOR THE         FOR THE            FOR THE
                                                                                      YEAR ENDED    PERIOD ENDED         YEAR ENDED
                                                                                   JUNE 30, 2006   JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ...............................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ............            N/A             N/A                N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ...........................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - CLASS B (NOTE 1) ...............................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ............            N/A             N/A                N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ...........................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - CLASS C (NOTE 1) ...............................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ............            N/A             N/A                N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ...........................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS
      (NOTE 1) ..................................................................            N/A             N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .............            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - INVESTOR CLASS .................................................      4,958,550       4,194,532          1,842,637
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............        247,376         192,054            118,832
   SHARES REDEEMED - INVESTOR CLASS .............................................     (3,261,947)     (1,542,201)        (2,875,997)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..................      1,943,979       2,844,385           (914,528)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................      1,943,979       2,844,385           (914,528)
                                                                                   -------------   -------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................  $      (1,037)  $           0   $              0
                                                                                   =============   =============   ================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                  MUNICIPAL BOND FUND
                                                                                   ------------------------------------------------
                                                                                                         FOR THE
                                                                                         FOR THE    PERIOD ENDED            FOR THE
                                                                                      YEAR ENDED        JUNE 30,         YEAR ENDED
                                                                                   JUNE 30, 2006         2005(1)   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ...............................................      1,066,074      15,204,041                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ............        457,295         111,618                N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ...........................................     (1,969,332)       (544,127)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........................       (445,963)     14,771,532                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - CLASS B (NOTE 1) ...............................................         32,620       2,546,815                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ............         50,628          15,451                N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ...........................................     (1,131,994)       (199,993)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........................     (1,048,746)      2,362,273                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - CLASS C (NOTE 1) ...............................................         12,644         211,843                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ............          3,467             751                N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ...........................................        (13,394)         (7,807)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........................          2,717         204,787                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...................................         30,733       1,918,638                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS
      (NOTE 1) ..................................................................         63,377          16,014                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............................       (235,559)        (78,504)               N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .............       (141,449)      1,856,148                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - INVESTOR CLASS .................................................      4,698,844       4,010,664          3,647,332
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............        719,329         517,614            770,158
   SHARES REDEEMED - INVESTOR CLASS .............................................     (5,132,107)     (3,137,417)        (8,348,482)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..................        286,066       1,390,861         (3,930,992)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................     (1,347,375)     20,585,601         (3,930,992)
                                                                                   -------------   -------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................  $      (8,507)  $           0   $              0
                                                                                   =============   =============   ================

                                                                                            SHORT-TERM MUNICIPAL BOND FUND
                                                                                   ------------------------------------------------
                                                                                         FOR THE         FOR THE            FOR THE
                                                                                      YEAR ENDED    PERIOD ENDED         YEAR ENDED
                                                                                   JUNE 30, 2006   JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ...............................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ............            N/A             N/A                N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ...........................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - CLASS B (NOTE 1) ...............................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ............            N/A             N/A                N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ...........................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - CLASS C (NOTE 1) ...............................................        218,749         177,865            499,022
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ............          3,294           1,351              1,492
   SHARES REDEEMED - CLASS C (NOTE 1) ...........................................       (549,128)        (51,306)           (82,897)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........................       (327,085)        127,910            417,617
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS
      (NOTE 1) ..................................................................            N/A             N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .............            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - INVESTOR CLASS .................................................     30,051,949      33,234,323         18,382,476
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............      1,785,216       1,014,228          1,256,394
   SHARES REDEEMED - INVESTOR CLASS .............................................    (33,214,505)    (16,593,553)       (35,958,466)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..................     (1,377,340)     17,654,998        (16,319,596)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................     (1,704,425)     17,782,908        (15,901,979)
                                                                                   -------------   -------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................  $     (10,825)  $           0   $              0
                                                                                   =============   =============   ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  ULTRA SHORT-TERM
                                                                                                MUNICIPAL INCOME FUND
                                                                                  -------------------------------------------------
                                                                                        FOR THE          FOR THE            FOR THE
                                                                                     YEAR ENDED     PERIOD ENDED         YEAR ENDED
                                                                                  JUNE 30, 2006    JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................  $ 720,520,820   $1,210,601,847   $  2,048,130,859

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................     19,891,743       15,742,696         32,001,829
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................     (2,444,185)     (25,704,853)           610,471
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........        895,137       12,278,763        (12,696,177)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................     18,342,695        2,316,606         19,916,123
                                                                                  -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..................................................................            N/A              N/A                N/A
      CLASS B ..................................................................            N/A              N/A                N/A
      CLASS C ..................................................................            N/A              N/A                N/A
      ADMINISTRATOR CLASS ......................................................            N/A              N/A                N/A
      ADVISOR CLASS ............................................................       (474,832)        (424,774)          (859,393)
      INSTITUTIONAL CLASS ......................................................     (4,850,041)      (3,672,762)        (9,053,087)
      INVESTOR CLASS ...........................................................    (14,532,619)     (11,636,284)       (22,051,052)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ..................................................................            N/A              N/A                N/A
      INVESTOR CLASS ...........................................................              0                0                  0
                                                                                  -------------   --------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................    (19,857,492)     (15,733,820)       (31,963,532)
                                                                                  -------------   --------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................            N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................            N/A              N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...........................................            N/A              N/A                N/A
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ...................................................................            N/A              N/A                N/A
                                                                                  -------------   --------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ...................................      3,840,482        3,306,623         30,807,808
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...............................        467,960          480,489            876,357
   COST OF SHARES REDEEMED - ADVISOR CLASS .....................................    (10,495,300)     (23,436,358)       (61,187,608)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - ADVISOR CLASS ..............................................................     (6,186,858)     (19,649,246)       (29,503,443)
                                                                                  -------------   --------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................     94,649,543       62,020,702        207,187,383
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........................      3,967,755        4,054,517          8,894,453
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............................   (151,542,321)    (207,821,707)      (500,840,530)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS .......................................................    (52,925,023)    (141,746,488)      (284,758,694)
                                                                                  -------------   --------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ..................................    195,179,906      167,581,923        566,058,985
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............................     12,742,762       11,877,983         20,055,808
   COST OF SHARES REDEEMED - INVESTOR CLASS ....................................   (343,412,440)    (494,727,985)    (1,097,334,259)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INVESTOR CLASS ............................................................   (135,489,772)    (315,268,078)      (511,219,466)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................   (194,601,653)    (476,663,813)      (825,481,603)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................   (196,116,450)    (490,081,027)      (837,529,012)
                                                                                  =============   ==============   ================
ENDING NET ASSETS ..............................................................  $ 524,404,370   $  720,520,820   $  1,210,601,847
                                                                                  =============   ==============   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                               WISCONSIN TAX-FREE FUND
                                                                                  -------------------------------------------------
                                                                                        FOR THE          FOR THE            FOR THE
                                                                                     YEAR ENDED     PERIOD ENDED         YEAR ENDED
                                                                                  JUNE 30, 2006    JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................  $  56,230,849   $   50,489,182   $     70,197,973

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................      2,165,063        1,328,914          2,254,020
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................        355,860           12,052            776,143
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........     (2,048,518)         303,821            (75,581)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................        472,405        1,644,787          2,954,582
                                                                                  -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..................................................................            N/A              N/A                N/A
      CLASS B ..................................................................            N/A              N/A                N/A
      CLASS C ..................................................................        (86,931)         (46,424)           (75,049)
      ADMINISTRATOR CLASS ......................................................            N/A              N/A                N/A
      ADVISOR CLASS ............................................................            N/A              N/A                N/A
      INSTITUTIONAL CLASS ......................................................            N/A              N/A                N/A
      INVESTOR CLASS ...........................................................     (2,078,132)      (1,282,490)        (2,178,972)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ..................................................................         (7,397)         (35,233)           (11,364)
      INVESTOR CLASS ...........................................................       (139,667)        (732,293)          (262,140)
                                                                                  -------------   --------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................     (2,312,127)      (2,096,440)        (2,527,525)
                                                                                  -------------   --------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................      1,620,351          341,727            122,115
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................         93,934           80,740             75,131
   COST OF SHARES REDEEMED - CLASS C ...........................................       (860,259)        (198,915)          (541,756)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ...................................................................        854,026          223,552           (344,510)
                                                                                  -------------   --------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ...................................            N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...............................            N/A              N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS .....................................            N/A              N/A                N/A
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - ADVISOR CLASS ..............................................................            N/A              N/A                N/A
                                                                                  -------------   --------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................            N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........................            N/A              N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............................            N/A              N/A                N/A
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS .......................................................            N/A              N/A                N/A
                                                                                  -------------   --------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ..................................     22,659,467       17,285,512         14,623,995
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............................      1,899,068        1,889,879          2,176,655
   COST OF SHARES REDEEMED - INVESTOR CLASS ....................................    (17,483,926)     (13,205,623)       (36,591,988)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INVESTOR CLASS ............................................................      7,074,609        5,969,768        (19,791,338)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................      7,928,635        6,193,320        (20,135,848)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      6,088,913        5,741,667        (19,708,791)
                                                                                  =============   ==============   ================
ENDING NET ASSETS ..............................................................  $  62,319,762   $   56,230,849   $     50,489,182
                                                                                  =============   ==============   ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   ULTRA SHORT-TERM
                                                                                                 MUNICIPAL INCOME FUND
                                                                                   ------------------------------------------------
                                                                                         FOR THE         FOR THE            FOR THE
                                                                                      YEAR ENDED    PERIOD ENDED         YEAR ENDED
                                                                                   JUNE 30, 2006   JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ........................................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................            N/A             N/A                N/A
   SHARES REDEEMED - CLASS C ....................................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - ADVISOR CLASS ..................................................        804,910         689,606          6,340,604
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...............         98,052         100,297            180,648
   SHARES REDEEMED - ADVISOR CLASS ..............................................     (2,199,743)     (4,894,028)       (12,599,184)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...................     (1,296,781)     (4,104,125)        (6,077,932)
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................................     19,828,486      12,948,484         42,671,557
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........        831,657         846,463          1,833,356
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................................    (31,757,715)    (43,400,757)      (103,146,865)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .............    (11,097,572)    (29,605,810)       (58,641,952)
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - INVESTOR CLASS .................................................     40,896,937      34,997,558        116,681,323
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............      2,670,953       2,479,411          4,134,818
   SHARES REDEEMED - INVESTOR CLASS .............................................    (71,970,943)   (103,330,570)      (226,110,703)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..................    (28,403,053)    (65,853,601)      (105,294,562)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................    (40,797,406)    (99,563,536)      (170,014,446)
                                                                                   -------------   -------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................  $      32,241   $           0   $              0
                                                                                   =============   =============   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                WISCONSIN TAX-FREE FUND
                                                                                   ------------------------------------------------
                                                                                         FOR THE         FOR THE            FOR THE
                                                                                      YEAR ENDED    PERIOD ENDED         YEAR ENDED
                                                                                   JUNE 30, 2006   JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ........................................................        153,841          32,171             11,389
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................          8,929           7,598              7,032
   SHARES REDEEMED - CLASS C ....................................................        (81,936)        (18,678)           (50,936)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........................         80,834          21,091            (32,515)
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - ADVISOR CLASS ..................................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...............            N/A             N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ..............................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................................            N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........            N/A             N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................................            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .............            N/A             N/A                N/A
                                                                                   -------------   -------------   ----------------
   SHARES SOLD - INVESTOR CLASS .................................................      2,147,533       1,624,544          1,365,743
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............        180,435         177,810            203,625
   SHARES REDEEMED - INVESTOR CLASS .............................................     (1,662,368)     (1,241,946)        (3,427,293)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..................        665,600         560,408         (1,857,925)
                                                                                   -------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................        746,434         581,499         (1,890,440)
                                                                                   -------------   -------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................  $      (1,692)  $          45   $              0
                                                                                   =============   =============   ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   NET REALIZED
                                                                         BEGINNING          NET             AND     DISTRIBUTIONS
                                                                         NET ASSET   INVESTMENT      UNREALIZED          FROM NET
                                                                         VALUE PER       INCOME  GAIN (LOSS) ON        INVESTMENT
                                                                             SHARE       (LOSS)     INVESTMENTS            INCOME
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $   10.81         0.37           (0.24)            (0.37)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................   $   11.02         0.24            0.03             (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................   $   10.78         0.39            0.29             (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................   $   10.48         0.41            0.30             (0.41)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................   $   10.25         0.45            0.26             (0.45)
JULY 31, 2001(5) TO OCTOBER 31, 2001 .................................   $   10.00         0.11            0.25             (0.11)

MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    9.60         0.40           (0.19)            (0.40)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................   $    9.43         0.09            0.17             (0.09)

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    9.60         0.33           (0.19)            (0.33)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................   $    9.43         0.08            0.17             (0.08)

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    9.60         0.33           (0.19)            (0.33)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................   $    9.43         0.08            0.17             (0.08)

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    9.60         0.43           (0.19)            (0.43)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................   $    9.43         0.10            0.17             (0.10)

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    9.60         0.40           (0.19)            (0.40)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................   $    9.47         0.27            0.13             (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................   $    8.89         0.42            0.58             (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................   $    8.73         0.39            0.17             (0.40)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................   $    8.89         0.37           (0.16)            (0.37)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .................................   $    8.58         0.41            0.31             (0.41)

SHORT-TERM MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    9.82         0.24           (0.09)            (0.24)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................   $    9.84         0.13           (0.02)            (0.13)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................   $    9.83         0.19            0.01             (0.19)
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ..............................   $    9.79         0.16            0.04             (0.16)

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    9.83         0.33           (0.09)            (0.33)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................   $    9.85         0.20           (0.02)            (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................   $    9.83         0.31            0.02             (0.31)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................   $    9.72         0.35            0.11             (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................   $    9.78         0.40           (0.06)            (0.40)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .................................   $    9.62         0.44            0.16             (0.44)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ........................................   $    4.77         0.14           (0.01)            (0.14)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................   $    4.83         0.07           (0.06)            (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................   $    4.87         0.08           (0.04)            (0.08)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................   $    4.88         0.10           (0.01)            (0.10)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................   $    4.94         0.14           (0.06)            (0.14)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .................................   $    4.94         0.18           (0.00)(6)         (0.18)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS        ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          FROM NET     NET ASSET   -----------------------------------------------
                                                          REALIZED     VALUE PER   NET INVESTMENT      GROSS    EXPENSE         NET
                                                             GAINS         SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................           (0.02)    $   10.55             3.53%      1.32%     (0.57)%      0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............           (0.24)    $   10.81             3.32%      1.21%     (0.62)%      0.59%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............           (0.05)    $   11.02             3.60%      1.15%     (0.66)%      0.49%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00     $   10.78             3.76%      1.16%     (0.73)%      0.43%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............           (0.03)    $   10.48             4.20%      1.43%     (1.36)%      0.07%
JULY 31, 2001(5) TO OCTOBER 31, 2001 .............            0.00     $   10.25             4.30%      4.51%     (4.50)%      0.01%

MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    9.41             4.20%      1.08%     (0.23)%      0.85%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............            0.00     $    9.60             4.48%      1.08%     (0.23)%      0.85%

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    9.41             3.44%      1.83%     (0.22)%      1.61%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............            0.00     $    9.60             3.74%      1.83%     (0.23)%      1.60%

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    9.41             3.45%      1.84%     (0.23)%      1.61%
APRIL 11, 2005 (5) TO JUNE 30, 2005(4) ...........            0.00     $    9.60             3.73%      1.83%     (0.23)%      1.60%

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    9.41             4.57%      0.90%     (0.42)%      0.48%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............            0.00     $    9.60             4.87%      0.90%     (0.44)%      0.46%

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    9.41             4.25%      1.25%     (0.45)%      0.80%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00     $    9.60             4.32%      0.98%     (0.18)%      0.80%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00     $    9.47             4.72%      0.84%     (0.03)%      0.81%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00     $    8.89             4.40%      0.81%      0.00%       0.81%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            0.00     $    8.73             4.23%      1.08%      0.00%       1.08%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............            0.00     $    8.89             4.80%      0.95%     (0.03)%      0.92%

SHORT-TERM MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    9.73             2.46%      1.74%     (0.16)%      1.58%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00(6)  $    9.82             1.98%      1.78%     (0.05)%      1.73%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00     $    9.84             1.96%      1.82%     (0.03)%      1.79%
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ..........            0.00     $    9.83             2.05%      1.91%     (0.03)%      1.88%

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    9.74             3.40%      1.15%     (0.49)%      0.66%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00(6)  $    9.83             3.07%      0.87%     (0.21)%      0.66%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00     $    9.85             3.12%      0.69%     (0.03)%      0.66%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00     $    9.83             3.57%      0.64%      0.00%       0.64%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            0.00     $    9.72             4.07%      0.61%      0.00%       0.61%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............            0.00     $    9.78             4.54%      0.62%      0.00%       0.62%

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00     $    4.76             2.98%      1.05%     (0.29)%      0.76%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00     $    4.77             2.23%      1.14%     (0.10)%      1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00     $    4.83             1.72%      1.17%     (0.05)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00     $    4.87             1.90%      1.11%      0.00%       1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            0.00     $    4.88             2.71%      1.11%      0.00%       1.11%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............            0.00     $    4.94             3.15%      1.11%     (0.01)%      1.10%

                                                                              PORTFOLIO        NET ASSETS AT
                                                                   TOTAL       TURNOVER        END OF PERIOD
                                                                  RETURN(2)        RATE(3)    (000'S OMITTED)
------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................                     1.22%           102%   $       90,623
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............                     2.56%            57%   $       71,870
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............                     6.44%            95%   $       41,936
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............                     6.84%           190%   $       50,890
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............                     7.10%           225%   $       33,654
JULY 31, 2001(5) TO OCTOBER 31, 2001 .............                     3.60%           115%   $        2,005

MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO JUNE 30, 2006 ....................                     2.20%           136%   $      134,850
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............                     2.82%            68%   $      141,868

CLASS B
JULY 1, 2005 TO JUNE 30, 2006 ....................                     1.43%           136%   $       12,366
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............                     2.65%            68%   $       22,680

CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ....................                     1.43%           136%   $        1,953
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............                     2.65%            68%   $        1,966

ADMINISTRATOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................                     2.57%           136%   $       16,136
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............                     2.90%            68%   $       17,821

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................                     2.25%           136%   $      200,297
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............                     4.31%            68%   $      201,608
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............                    11.52%           100%   $      185,717
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............                     6.52%           121%   $      209,152
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............                     2.44%            95%   $      243,289
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............                     8.62%           118%   $      261,010

SHORT-TERM MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ....................                     1.57%           129%   $        4,965
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............                     1.16%            75%   $        8,228
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............                     2.08%            69%   $        6,982
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ..........                     2.10%            84%   $        2,869

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................                     2.49%           129%   $      637,443
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............                     1.87%            75%   $      657,403
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............                     3.37%            69%   $      484,450
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............                     4.82%            84%   $      644,324
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............                     3.52%            68%   $      592,996
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............                     6.38%            74%   $      504,661

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ....................                     2.81%           128%   $       13,317
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............                     0.27%            47%   $       19,540
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............                     0.90%            72%   $       39,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............                     1.96%           128%   $       69,527
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............                     1.57%            76%   $       28,006
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............                     3.74%            71%   $        8,218

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   NET REALIZED
                                                                        BEGINNING          NET              AND   DISTRIBUTIONS
                                                                        NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                                        VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                                            SHARE       (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2005 TO JUNE 30, 2006 .......................................   $    4.77         0.16            (0.01)          (0.16)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................   $    4.83         0.09            (0.06)          (0.09)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................   $    4.87         0.12            (0.04)          (0.12)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................................   $    4.87         0.13             0.01           (0.14)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................................   $    4.94         0.17            (0.07)          (0.17)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................................   $    4.95         0.22            (0.01)          (0.22)

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .......................................   $    4.77         0.14            (0.01)          (0.14)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................   $    4.83         0.08            (0.06)          (0.08)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................   $    4.87         0.10            (0.04)          (0.10)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................................   $    4.88         0.12             0.00           (0.13)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................................   $    4.94         0.15            (0.06)          (0.15)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................................   $    4.95         0.21            (0.01)          (0.21)

WISCONSIN TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .......................................   $   10.70         0.30            (0.29)          (0.30)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................   $   10.80         0.21             0.06           (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................   $   10.69         0.32             0.16           (0.32)
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ............................   $   10.60         0.26             0.09           (0.26)

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .......................................   $   10.70         0.38            (0.29)          (0.38)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................   $   10.80         0.28             0.06           (0.28)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................   $   10.69         0.44             0.16           (0.44)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................................   $   10.56         0.44             0.13           (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................................   $   10.36         0.48             0.21           (0.48)
APRIL 6, 2001(5) TO OCTOBER 31, 2001 ................................   $   10.00         0.27             0.36           (0.27)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   ------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSE         NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2005 TO JUNE 30, 2006 ......................            0.00   $    4.76             3.37%      0.59%     (0.22)%      0.37%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............            0.00   $    4.77             2.86%      0.47%     (0.06)%      0.41%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............            0.00   $    4.83             2.45%      0.40%     (0.02)%      0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00   $    4.87             2.69%      0.37%      0.00%       0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............            0.00   $    4.87             3.45%      0.36%      0.00%       0.36%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...............            0.00   $    4.94             4.46%      0.34%      0.00%       0.34%

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ......................            0.00   $    4.76             3.02%      1.22%     (0.50)%      0.72%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............            0.00   $    4.77             2.53%      0.90%     (0.14)%      0.76%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............            0.00   $    4.83             2.11%      0.75%     (0.02)%      0.73%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00   $    4.87             2.39%      0.70%      0.00%       0.70%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............            0.00   $    4.88             3.12%      0.69%      0.00%       0.69%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...............            0.00   $    4.94             4.15%      0.66%      0.00%       0.66%

WISCONSIN TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO JUNE 30, 2006 ......................           (0.03)  $   10.38             2.86%      2.00%     (0.50)%      1.50%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............           (0.16)  $   10.70             2.97%      2.07%     (0.58)%      1.49%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............           (0.05)  $   10.80             3.00%      2.10%     (0.60)%      1.50%
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ...........            0.00   $   10.69             2.71%      2.08%     (0.58)%      1.50%

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 ......................           (0.03)  $   10.38             3.62%      1.41%     (0.66)%      0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............           (0.16)  $   10.70             3.96%      1.22%     (0.71)%      0.51%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............           (0.05)  $   10.80             4.09%      1.17%     (0.77)%      0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00   $   10.69             4.08%      1.13%     (0.82)%      0.31%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............           (0.01)  $   10.56             4.54%      1.14%     (1.09)%      0.05%
APRIL 6, 2001(5) TO OCTOBER 31, 2001 ...............            0.00   $   10.36             4.71%      1.88%     (1.88)%      0.00%

                                                                              PORTFOLIO        NET ASSETS AT
                                                                   TOTAL       TURNOVER        END OF PERIOD
                                                                  RETURN(2)        RATE(3)    (000'S OMITTED)
------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................................     3.20%              128%   $       91,622
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..........................     0.67%               47%   $      144,860
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........................     1.65%               72%   $      289,641
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........................     2.94%              128%   $      577,522
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........................     2.13%               76%   $      360,335
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........................     4.36%               71%   $      425,300

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................................     2.84%              128%   $      419,465
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..........................     0.44%               47%   $      556,121
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........................     1.30%               72%   $      881,337
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........................     2.38%              128%   $    1,401,082
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........................     1.99%               76%   $    1,256,332
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........................     4.03%               71%   $    1,274,877

WISCONSIN TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO JUNE 30, 2006 .................................     0.07%              111%   $        3,346
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..........................     2.60%               24%   $        2,583
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........................     4.54%               17%   $        2,380
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ......................     3.28%               54%   $        2,704

INVESTOR CLASS
JULY 1, 2005 TO JUNE 30, 2006 .................................     0.82%              111%   $       58,974
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..........................     3.26%               24%   $       53,648
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........................     5.69%               17%   $       48,109
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........................     5.45%               54%   $       67,494
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........................     6.80%               95%   $       65,477
APRIL 6, 2001(5) TO OCTOBER 31, 2001 ..........................     6.36%               54%   $       27,790

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   In 2005, the Fund changed its fiscal year end.

(5)   Commencement of operations.

(6)   Amount calculated is less than $0.005.

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

1.    ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at June 30, 2006 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                      Before Reorganization                  After Reorganization
                                         ------------------------------------------------   ---------------------
                                                           Target Funds                         Acquiring Fund
-----------------------------------------------------------------------------------------------------------------
                                               STRONG ADVISOR          STRONG MUNICIPAL     WELLS FARGO ADVANTAGE
Fund                                        MUNICIPAL BOND FUND           BOND FUND*         MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------------------
   CLASS A                                        17,359,479                        --            15,075,673
-----------------------------------------------------------------------------------------------------------------
   CLASS B                                         2,939,303                        --             2,538,733
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                           244,140                        --               211,801
-----------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                    --                        --             1,914,770
-----------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(1)                          2,212,401                        --                    --
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                         --                20,630,262            20,630,262
-----------------------------------------------------------------------------------------------------------------
Net Asset:
-----------------------------------------------------------------------------------------------------------------
   CLASS A                                     $ 142,237,416                        --          $142,237,416
-----------------------------------------------------------------------------------------------------------------
   CLASS B                                        23,952,688                        --            23,952,688
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                         1,998,317                        --             1,998,317
-----------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                    --                        --            18,065,655
-----------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(1)                         18,065,655                        --                    --
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                         --             $ 194,644,390           194,644,390
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)         $  15,977,592             $      14,379          $ 15,991,971
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                           --             $ (19,085,401)         $(19,085,401)
-----------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, the Institutional Class of the Strong Advisor Municipal Bond Fund merged into the Administrator Class of the Wells Fargo Advantage Municipal Bond Fund.

                                                    Before Reorganization                    After Reorganization
                                         ---------------------------------------------      ---------------------
                                                         Target Funds                           Acquiring Fund
-----------------------------------------------------------------------------------------------------------------
                                                                                            WELLS FARGO ADVANTAGE
                                           STRONG SHORT-TERM HIGH     STRONG SHORT-TERM          SHORT-TERM
Fund                                     YIELD MUNICIPAL BOND FUND   MUNICIPAL BOND FUND*    MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                                --                   816,728               816,728
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                 14,793,422                54,049,649            68,311,827
-----------------------------------------------------------------------------------------------------------------
Net Asset:
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                                --             $   7,995,461          $  7,995,461
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                              $ 139,729,863               529,536,943           669,266,806
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)         $     546,423             $    (781,435)         $   (235,012)
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                $ (11,388,274)            $  (2,018,191)         $(13,406,465)
-----------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                         Acquiring Funds                                                 Target Funds
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND - INVESTOR CLASS   STRONG INTERMEDIATE MUNICIPAL BOND FUND INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                              STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - ADVISOR CLASS                                 MUNICIPAL INCOME FUND ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                              STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS                     MUNICIPAL INCOME FUND INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                              STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INVESTOR CLASS                               MUNICIPAL INCOME FUND INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - CLASS C                             STRONG WISCONSIN TAX-FREE FUND CLASS C
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - INVESTOR CLASS               STRONG WISCONSIN TAX-FREE FUND INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2.    SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds valuations were based on the mean of the bid and asked prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At June 30, 2006, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                            Undistributed Net   Undistributed Net    Paid-in
   Fund                                     Investment Income   Realized Gain/Loss   Capital
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                   $ (1,046)           $    824         $   222
--------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                            (8,517)              8,517               0
--------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND                (25,510)             25,510               0
--------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND         (2,010)              2,010               0
--------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                        (1,737)              1,737               0
--------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2006.

      At June 30, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                 Capital
   Fund                                     Year Expires   Loss Carryforwards
-----------------------------------------------------------------------------
   MUNICIPAL BOND FUND                          2007         $      908,655
                                                2008              7,340,529
                                                2010              2,807,759
-----------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND               2007              2,496,600
                                                2008                146,332
                                                2009              4,862,997
                                                2010              1,445,980
                                                2013              3,388,674
-----------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND       2007              2,214,247
                                                2008              2,909,524
                                                2010             41,943,778
                                                2011              2,733,995
                                                2014             25,349,055
-----------------------------------------------------------------------------

      At June 30, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                               Deferred Post-October
Fund                                               Capital Loss
--------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                          $   80,954
--------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                         650,916
--------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND               2,041,945
--------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2006, the following Fund(s) held futures contracts:

                                                                                                        Net Unrealized
                                                                                           Notional      Appreciation
   Fund                             Contracts           Type           Expiration Date      Amount      (Depreciation)
----------------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND         Long 55   US 10 YR Note Sep 06   September, 2006   $  5,778,696    $  (11,430)
----------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND               Long 115    US Long Bond Sep 06   September, 2006     12,258,182         7,287
----------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND    Long 140    US 5 YR Note Sep 06   September, 2006     14,549,322       (72,447)
----------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL
   INCOME FUND                        Long 75    US 5 YR Note Sep 06   September, 2006      7,794,670       (39,201)
----------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL
   INCOME FUND                       Long 120    US 2 YR Note Sep 06   September, 2006     24,323,960         9,790
----------------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND            Long 20    US Long Bond Sep 06   September, 2006      2,138,475        (5,349)
----------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument.

      As of June 30, 2006, the following Funds had open swap contracts:

                                  Swap Counter      Notional       Annual          Maturity        Net Unrealized
   Fund                               Party         Principal   Premium Paid         Date            Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL        JP Morgan Chase
   BOND FUND                  Credit Protection*   $2,000,000       0.48%      December 20, 2006     $  (3,627)
-----------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL        JP Morgan Chase
   BOND FUND                  Credit Protection*   $1,000,000       0.48%      December 20, 2006        (1,814)
-----------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM            JP Morgan Chase
   MUNICIPAL INCOME FUND      Credit Protection*   $7,000,000       0.48%      December 20, 2006       (12,696)
-----------------------------------------------------------------------------------------------------------------

* Protection against credit rating decline of American Electric Power Company, Inc.

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

3.    EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                               Subadvisory
                                                      Advisory Fees*                                          Fees** (% of
                                  Average Daily        (% of Average                        Average Daily     Average Daily
   Fund                             Net Assets       Daily Net Assets)   Subadviser           Net Assets        Net Assets)
---------------------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND   First $500 million       0.400          Wells Capital    First $100 million      0.200
                                 Next $500 million       0.350             Management     Next $200 million      0.175
                                   Next $2 billion       0.300           Incorporated     Next $200 million      0.150
                                   Next $2 billion       0.275                            Over $500 million      0.100
                                   Over $5 billion       0.250
---------------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND          First $500 million       0.400          Wells Capital    First $100 million      0.200
                                 Next $500 million       0.350             Management     Next $200 million      0.175
                                   Next $2 billion       0.300           Incorporated     Next $200 million      0.150
                                   Next $2 billion       0.275                            Over $500 million      0.100
                                   Over $5 billion       0.250
---------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL         First $500 million       0.400          Wells Capital    First $100 million      0.150
   BOND FUND                     Next $500 million       0.350             Management     Next $200 million      0.100
                                   Next $2 billion       0.300           Incorporated     Over $300 million      0.050
                                   Next $2 billion       0.275
                                   Over $5 billion       0.250
---------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM             First $500 million       0.400          Wells Capital    First $100 million      0.150
   MUNICIPAL INCOME FUND         Next $500 million       0.350             Management     Next $200 million      0.100
                                   Next $2 billion       0.300           Incorporated     Over $300 million      0.050
                                   Next $2 billion       0.275
                                   Over $5 billion       0.250
---------------------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND      First $500 million       0.400          Wells Capital    First $100 million      0.200
                                 Next $500 million       0.350             Management     Next $200 million      0.175
                                   Next $2 billion       0.300           Incorporated     Next $200 million      0.150
                                   Next $2 billion       0.275                            Over $500 million      0.100
                                   Over $5 billion       0.250
---------------------------------------------------------------------------------------------------------------------------

* Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to each of the predecessor Strong Funds. From January 1, 2005, through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds. Both SCM and Funds Management, for their respective periods of time during the prior reporting period, were entitled to receive an annual fee at the following rate:

                                                                         Advisory Fees
                                                                         (% of Average
   Fund                                     Average Daily Net Assets   Daily Net Assets)
----------------------------------------------------------------------------------------
   INTERMEDIATE MUNICIPAL BOND FUND            First $4 billion              0.370
                                                Next $2 billion              0.345
                                                Over $6 billion              0.320
----------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                         First $4 billion              0.350
                                                Next $2 billion              0.325
                                                Over $6 billion              0.300
----------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                         Advisory Fees
                                                                         (% of Average
   Fund                                     Average Daily Net Assets   Daily Net Assets)
----------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND              First $4 billion              0.250
                                                Next $2 billion              0.225
                                                Over $6 billion              0.200
----------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND      First $4 billion              0.300
                                                   Next $2 billion              0.275
                                                   Over $6 billion              0.250
----------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                     First $4 billion              0.370
                                                Next $2 billion              0.345
                                                Over $6 billion              0.320
----------------------------------------------------------------------------------------

** Effective January 1, 2006. Prior to January 1, 2006, the investment subadviser(s) was entitled to be paid a monthly fee at the following rates:

                                                                                           Subadvisory Fees
                                                                      Average Daily         (% of Average
Fund                                          Subadviser                Net Assets        Daily Net Assets)
-----------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND          Wells Capital Management     First $400 million          0.200
                                             Incorporated            Next $400 million          0.175
                                                                     Over $800 million          0.150
-----------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                 Wells Capital Management     First $400 million          0.200
                                             Incorporated            Next $400 million          0.175
                                                                     Over $800 million          0.150
-----------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND      Wells Capital Management     First $400 million          0.200
                                             Incorporated            Next $400 million          0.175
                                                                     Over $800 million          0.150
-----------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL          Wells Capital Management     First $400 million          0.200
   INCOME FUND                               Incorporated            Next $400 million          0.175
                                                                     Over $800 million          0.150
-----------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND             Wells Capital Management     First $400 million          0.200
                                             Incorporated            Next $400 million          0.175
                                                                     Over $800 million          0.150
-----------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                       Administration Fees**
                                                                           (% of Average
                                            Average Daily Net Assets     Daily Net Assets)
------------------------------------------------------------------------------------------
   FUND LEVEL                                  First $5 billion                 0.05
   (EXCEPT SHORT-TERM MUNICIPAL BOND FUND)      Next $5 billion                 0.04
                                               Over $10 billion                 0.03
------------------------------------------------------------------------------------------
   CLASS A                                     All asset levels                 0.28
------------------------------------------------------------------------------------------
   CLASS B                                     All asset levels                 0.28
------------------------------------------------------------------------------------------
   CLASS C                                     All asset levels                 0.28
------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                         All asset levels                 0.10
------------------------------------------------------------------------------------------
   ADVISOR CLASS                               All asset levels                 0.28
------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                         All asset levels                 0.08
------------------------------------------------------------------------------------------
   INVESTOR CLASS                              All asset levels                 0.45
------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                           Administration Fees**
                                      Average Daily            (% of Average
                                        Net Assets           Daily Net Assets)
--------------------------------------------------------------------------------
Short-Term Municipal Bond Fund:
--------------------------------------------------------------------------------
   CLASS C                           All asset levels              0.23
--------------------------------------------------------------------------------
   INVESTOR CLASS                    All asset levels              0.40
--------------------------------------------------------------------------------

** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   CLASS C                                   All asset levels         0.28
--------------------------------------------------------------------------------
   INVESTOR CLASS                            All asset levels         0.28
--------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund:
--------------------------------------------------------------------------------
   ADVISOR CLASS                             All asset levels         0.33
--------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                       All asset levels         0.02
--------------------------------------------------------------------------------
   INVESTOR CLASS                            All asset levels         0.33
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   ALL MUNICIPAL INCOME FUNDS                                         0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                       % of Average
   Share Class                                                                     Daily Net Assets***
------------------------------------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C, ADMINISTRATOR CLASS, ADVISOR CLASS, INVESTOR CLASS           0.25
------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                                     0.00
------------------------------------------------------------------------------------------------------

*** Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan.

      For the year ended June 30, 2006, shareholder servicing fees paid were as follows:

   Fund                                      Class A    Class B   Class C   Administrator   Advisor    Investor
----------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                     N/A       N/A       N/A          N/A          N/A   $  205,213
----------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                       $345,140   $45,895   $ 5,026      $42,573          N/A      513,126
----------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND                 N/A       N/A    15,555          N/A          N/A    1,659,580
----------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND         N/A       N/A       N/A          N/A      $40,071    1,212,262
----------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                        N/A       N/A     7,636          N/A          N/A      144,323
----------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class C, Advisor Class and certain Investor Class shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 1.00% of the average daily net assets of the Class C shares of the Short-Term Municipal Bond Fund and Wisconsin Tax-Free Fund, 0.25% of the average daily net assets of the Advisor Class shares of the Ultra Short-Term Municipal Income Fund and 0.25% of the average daily net assets of the Investor Class shares of the Intermediate Municipal Bond Fund and Wisconsin Tax-Free Fund.

      For the year ended June 30, 2006, distribution fees incurred are disclosed on the Statements of Operations.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 21, 2005, State Street served as fund accountant for the Strong Intermediate Municipal Bond Fund. Prior to March 28, 2005, State Street served as fund accountant for the Strong Ultra Short-Term Municipal Income Fund and Strong Wisconsin Tax-Free Fund. Prior to April 25, 2005, State Street served as fund accountant for the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund. Fund accounting fees were paid by the funds' administrator through April 10, 2005, and not by the funds.

      From April 11, 2005, to April 22, 2005, State Street served as interim fund accountant for the Municipal Bond Fund and Short-Term Municipal Bond Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from July 1, 2005, through June 30, 2006, were as follows:

                                                                    Net Operating Expense Ratios
                                                                 -----------------------------------
   Fund                                      Class A   Class B   Class C    Administrator   Advisor   Institutional   Investor
------------------------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                  N/A       N/A       N/A           N/A          N/A          N/A          0.75%
------------------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                        0.85%     1.60%     1.60%         0.48%         N/A          N/A          0.80%
------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND              N/A       N/A      1.58%**        N/A          N/A          N/A          0.66%
------------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND      N/A       N/A       N/A           N/A         0.76%*       0.37%         0.72%
------------------------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                     N/A       N/A      1.49%          N/A          N/A          N/A          0.75%
------------------------------------------------------------------------------------------------------------------------------

* Effective November 1, 2005, the net expense cap changed from 0.80% to 0.72%. However, the net expense reported is the actual expense that occurred during the twelve-month period ended June 30, 2006.

** Effective November 1, 2005, the net expense cap changed from 1.60% to 1.55%. However, the net expense reported is the actual expense that occurred during the twelve-month period ended June 30, 2006.

      Prior to April 11, 2005, the predecessor adviser, Funds Management, and/or the administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, SCM had contractually agreed to waive fees and/or absorb expenses in the amount of 0.010% for Intermediate Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund and 0.033% for Municipal Bond Fund from May 21, 2004, to May 21, 2005. However, effective April 11, 2005, the Funds are subject to a different expense structure. SCM and/or SISI had contractually agreed to waive its fees and/or absorb expenses for Investor Class shares of the Wisconsin Tax-Free Fund until October 31, 2007, to keep total annual operating expenses at no more than 0.75%. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds.

4.    INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended June 30, 2006, were as follows:

   Fund                                      Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                   $101,833,345      $   79,658,203
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                           487,398,773         500,551,668
--------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND                835,102,947         843,705,436
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND        800,403,950       1,008,264,512
--------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                        73,589,452          65,303,776
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

5.    DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended June 30, 2006, was as follows:

                                 Tax-Exempt    Ordinary         Long-Term       Dividends Paid
   Fund                            Income       Income        Capital Gain      on Redemptions        Total
--------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND   $ 2,878,010    $ 57,004         $ 67,129             $222          $ 3,002,365
--------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND           15,736,739     171,712                0                0           15,908,451
--------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL
   BOND FUND                     22,604,274           0                0                0           22,604,274
--------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL
   INCOME FUND                   19,857,492           0                0                0           19,857,492
--------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND        2,165,063       1,876          145,188                0            2,312,127
--------------------------------------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended June 30, 2005 and the year ended October 31, 2004 was as follows:

                                                                                 Dividends Paid
                                 Tax-Exempt    Ordinary         Long-Term         Deduction on
   Fund                         Income 2005   Income 2005   Capital Gain 2005   Redemptions 2005   Total 2005
--------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND   $ 1,313,687    $712,449         $276,697              $ 0          $ 2,302,833
--------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND            7,327,839           0                0                0            7,327,839
--------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL
   BOND FUND                     11,461,422           0          206,168                0           11,667,590
--------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL
   INCOME FUND                   15,733,820           0                0                0           15,733,820
--------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND        1,328,869     213,625          553,946                0            2,096,440
--------------------------------------------------------------------------------------------------------------

                                                                                 Dividends Paid
                                 Tax-Exempt    Ordinary         Long-Term         Deduction on
   Fund                         Income 2004   Income 2004   Capital Gain 2004   Redemptions 2004   Total 2004
--------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND   $ 1,460,085    $163,350          $26,649              $ 0          $ 1,650,084
--------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND            8,646,384           0                0                0            8,646,384
--------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL
   BOND FUND                     15,906,875           0                0                7           15,906,882
--------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL
   INCOME FUND                   31,963,532           0                0                0           31,963,532
--------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND        2,254,019     190,695           82,809                0            2,527,523
--------------------------------------------------------------------------------------------------------------

      As of June 30, 2006, the components of distributable earnings on a tax basis are shown on the table below:

                                Undistributed   Undistributed   Undistributed     Unrealized
                                  Tax-Exempt       Ordinary       Long-Term      Appreciation    Capital Loss
   Fund                             Income          Income      Capital Gain    (Depreciation)   Carryforward*       Total
------------------------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND      $ 32,644        $     0        $       0      $  (714,109)    $    (80,954)   $   (762,419)
------------------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND              298,466              0          715,809        6,211,704      (11,056,943)     (3,830,964)
------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL
   BOND FUND                        347,243              0                0       (4,627,271)     (12,991,499)    (17,271,527)
------------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL
   INCOME FUND                      192,929              0                0       (3,860,099)     (77,192,544)    (80,859,714)
------------------------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND           26,592         35,386          179,919           35,467                0         277,364
------------------------------------------------------------------------------------------------------------------------------

* This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.    BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended June 30, 2006, there were no borrowings by the Municipal Income Funds under the agreement.

7.    LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8.    NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund (collectively, the "Funds"), five of the Funds constituting the Wells Fargo Funds Trust, as of June 30, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the year ended June 30, 2006 and the period ended June 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Funds for the years or period ended October 31, 2004 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial statements and financial highlights in their reports dated December 6, 2004.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of June 30, 2006, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                  /s/  KPMG LLP

Philadelphia, Pennsylvania
August 21, 2006

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                     % of the distributions paid
   Fund                                              from net investment income
--------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                                  100.00
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                                          98.92
--------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND                              100.00
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND                      100.00
--------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                                     100.00
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(C) of the Code, the Funds designate the following amount(s) as interest-related dividends:

                                                                Interest-Related
   Fund                                                             Dividends
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                                              $171,712
--------------------------------------------------------------------------------

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

   Fund                                                   Long-Term Capital Gain
--------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                                    $ 67,351
--------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                                        145,188
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as short-term capital gain dividends for the year:

   Fund                                                  Short-Term Capital Gain
--------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                                    $57,004
--------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                                         1,876
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987      Chair of Finance, Wake Forest       None
63                                            University, since 2006. Benson-
                                              Pruitt Professorship, Wake Forest
                                              University, Calloway School of
                                              Business and Accountancy, since
                                              1999.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998      Chairman, CEO, and Co-Founder of    None
63                   (Chairman, since 2005)   Crystal Geyser Water Company, and
                                              President of Crystal Geyser
                                              Roxane Water Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987      Retired. Prior thereto, President   None
72                                            of Richard M. Leach Associates
                                              (a financial consulting firm).
-----------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006      Professor of Insurance and Risk     None
53                                            Management, Wharton School,
                                              University of Pennsylvania.
                                              Director of the Boettner Center
                                              on Pensions and Retirement.
                                              Research Associate and Board
                                              Member, Penn Aging Research
                                              Center. Research Associate,
                                              National Bureau of Economic
                                              Research.
-----------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996      Senior Counselor to the public      None
54                                            relations firm of Himle-Horner,
                                              and Senior Fellow at the Humphrey
                                              Institute, Minneapolis, Minnesota
                                              (a public policy organization).
-----------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996      Principal of the law firm of        None
66                                            Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987      Private Investor/Real Estate        None
61                                            Developer. Prior thereto,
                                              Chairman of White Point
                                              Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of Wells   None
47                                            Fargo Bank, N.A. and President of
                                              Wells Fargo Funds Management,
                                              LLC. Senior Vice President and
                                              Chief Administrative Officer of
                                              Wells Fargo Funds Management, LLC
                                              from 2001 to 2003.
-----------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000    Vice President and Managing         None
46                                            Senior Counsel of Wells Fargo
                                              Bank, N.A. and Senior Vice
                                              President and Secretary of Wells
                                              Fargo Funds Management, LLC. Vice
                                              President and Senior Counsel of
                                              Wells Fargo Bank, N.A. from 1996
                                              to 2003.
-----------------------------------------------------------------------------------------------------
A. Erdem Cimen       Treasurer, since 2006    Vice President of Wells Fargo       None
32                                            Bank, N.A. and Vice President of
                                              Financial Operations for Wells
                                              Fargo Funds Management, LLC. Vice
                                              President and Group Finance
                                              Officer of Wells Fargo Bank, N.A.
                                              Auto Finance Group from 2004 to
                                              2006. Vice President of Portfolio
                                              Risk Management for Wells Fargo
                                              Bank, N.A. Auto Finance Group in
                                              2004. Vice President of Portfolio
                                              Research and Analysis for Wells
                                              Fargo Bank, N.A. Auto Finance
                                              Group from 2001 to 2004. Director
                                              of Small Business Services Risk
                                              Management for American Express
                                              Travel Related Services from 2000
                                              to 2001.
-----------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Dorothy A. Peters    Chief Compliance         Head of Mutual Fund Compliance      None
44                   Officer, since 2004      for Wells Fargo Bank and Wells
                                              Fargo Funds Management, LLC from
                                              1995 to 2002; Chief Compliance
                                              Officer of Wells Fargo Funds
                                              Management, LLC since 2004.
-----------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of June 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

INTERMEDIATE TAX-FREE FUND, MUNICIPAL BOND FUND, SHORT-TERM MUNICIPAL BOND FUND, ULTRA SHORT-TERM MUNICIPAL INCOME FUND AND WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund (the "Funds"); and (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment subadvisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and the amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and Wells Capital Management's compensation programs for personnel involved in the management of the Funds.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance results of each Fund were better than, equal to, or not appreciably below, the median performance of its Peer Group for all time periods.

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper.

      The Board noted that the net operating expense ratios for each Fund were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio except for the Intermediate Tax-Free Fund and Short-Term Municipal Bond Fund. The Board noted that the net operating expense ratios for the Intermediate Tax-Free Fund and for one class of the Short-Term Municipal Bond Fund were higher than each Fund's respective Peer Group's median net operating expense ratio, but the Board further noted that the Advisory Agreement Rates and Net Advisory Rates (as defined below) were within a reasonable range of the median rates of each Fund's Peer Group.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each respective Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses (including Wells Capital Management) of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS               WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depository Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance Incorporated
GDR         -- Global Depository Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
REITS       -- Real Estate Investment Trusts
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds'Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

(C) 2006 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                   RT57891 08-06
                                                             AMIFNLD/AR106 06-06

ITEM 2. CODE OF ETHICS
======================

As of the end of the period, June 30, 2006, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended June 30, 2005 and June 30, 2006 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended June 30, 2005 and June 30, 2006, the Audit Fees were $999,905 and $1,920,550, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended June 30, 2005 and June 30, 2006 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended June 30, 2005 and June 30, 2006 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended June 30, 2005 and June 30, 2006, the Tax Fees were $84,325 and $106,400 respectively for excise tax review services.

      For the fiscal years ended June 30, 2005 and June 30, 2006, the Tax Fees were $145,859 and $188,240 respectively for tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended June 30, 2005 and June 30, 2006.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended June 30, 2005 and June 30, 2006, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended June 30, 2005 and June 30, 2006, the Registrant incurred non-audit fees in the amount of $134,500 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended June 30, 2005 and June 30, 2006, the Registrant's investment adviser incurred non-audit fees in the amount of $173,500 and $0, respectively. The non-audit fees for the year ended June 30, 2005 consisted of procedure review for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, were consistent with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES
==============================================================

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
========================================================================

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
==========================================================================

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


Date: August 21, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


Date: August 21, 2006


                                        By: /s/ A. Erdem Cimen

                                            A. Erdem Cimen
                                            Treasurer


Date: August 21, 2006

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30(a)-3(d) under the Investment Company of Act of 1940) for the registrant and have:

      a) designed such disclosure controls, and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: August 21, 2006

/s/ Karla M. Rabusch


__________________________
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30(a)-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures, to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: August 21, 2006

/s/ A.Erdem Cimen


__________________________
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2006 (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


      Date: August 21, 2006

                                            /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President
                                            Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2006 (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


      Date: August 21, 2006

                                            /s/ A. Erdem Cimen

                                            A. Erdem Cimen
                                            Treasurer
                                            Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.